UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22027

                                     FundVantage Trust

(Exact name of registrant as specified in charter)

301 Bellevue Parkway

                                 Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Joel L. Weiss

JW Fund Management LLC

100 Springdale Rd., Suite A3-416

                             Cherry Hill, NJ 08003

(Name and address of agent for service)

Registrant’s telephone number, including area code: 856-528-3500

Date of fiscal year end:  April 30

Date of reporting period:  October 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

BRADESCO LATIN AMERICAN EQUITY FUND

Semi-Annual Report

Performance Data

October 31, 2016

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2016
	Six Months†	1 Year	Since Inception
Institutional Class	14.40%	28.16%	-5.79	%*
MSCI EM (Emerging Markets) Latin America Net Total Return Index	15.11%	33.28%	-10.83	%**
Retail Class	14.33%	27.94%	-10.26	%*
MSCI EM (Emerging Markets) Latin America Net Total Return Index	15.11%	33.28%	-18.39	%**

†	Not Annualized.

*	Institutional Class shares and Retail Class shares of the Bradesco Latin American Equity Fund (the “Fund”) commenced operations on December 20, 2013 and June 9, 2014, respectively.

**	Benchmark performance is from each class shares respective commencement date and is not the commencement date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (866) 640-5705.

The Fund’s total gross and net operating expense ratio, as stated in the current prospectus dated September 1, 2016, is 2.99% and 1.76%, 3.24% and 2.01%, respectively, of the Fund’s average daily net assets for Institutional Class and Retail Class shares, respectively, which may differ from the actual expenses incurred by the Fund for the period covered by this report. A 2.00% redemption fee applies to shares redeemed within 30 days of purchase. The redemption fee is not reflected in the returns shown above. BRAM US LLC (“BRAM US” or the “Adviser”) has contractually agreed to waive or otherwise reduce its annual compensation received from the Fund to the extent necessary to ensure that the Fund’s “Total Annual Fund Operating Expenses”, excluding taxes, any class specific fees and expenses (such as Rule 12b-1 distribution fees, shareholder service fees or transfer agency fees) “Acquired Fund” fees and expenses, interest, extraordinary items and brokerage commissions, do not exceed 1.75% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2017, unless the Board of Trustees of the FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the year in which the Adviser reduced its compensation and/ or assumed expenses of the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect as the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the MSCI EM (Emerging Markets) Latin America Net Total Return Index (net of foreign withholding taxes) (the “Index”). The Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of emerging markets in Latin America. The MSCI EM (Emerging Markets) Latin America Net Total Return Index consists of the following 5 emerging market country indexes: Brazil, Chile, Colombia, Mexico, and Peru. An index is unmanaged and it is not possible to invest in an index.

1

BRADESCO LATIN AMERICAN EQUITY FUND

Semi-Annual Report

Performance Data (Concluded)

October 31, 2016

(Unaudited)

The Fund is non-diversified which means it may be invested in a limited number of issuers geographically particularly Latin America and more susceptible to any economic, political and regulatory events. The Fund invests primarily in markets of emerging countries which are riskier and may be considered speculative. In addition, many emerging securities markets have far lower trading volumes, currency devaluation risk and less liquidity than developed markets. The Fund may invest in derivatives (futures, options, and swaps), depositary receipts and small to mid-capitalization companies all of which may cause greater volatility and less liquidity. Funds that invest in derivatives are subject to the risks of the underlying securities which may be more sensitive to changes in market conditions and may amplify risks. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns.

Foreign securities are subject to political, social, or economic risks including instability in the country of the issuer of a security, variation in international trade patterns, the possibility of the imposition of exchange controls, expropriation, confiscatory taxation, limits on movement to currency or other assets and nationalization of assets.

2

BRADESCO LATIN AMERICAN HARD CURRENCY BOND FUND

Semi-Annual Report

Performance Data

October 31, 2016

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2016
	Six Months†	1 Year	Since Inception
Institutional Class	6.69%	10.43%	2.03	%*
CS (Credit Suisse) Latin America Corporate Index 0-6Y A/B Buckets	6.44%	11.13%	11.54	%**
Retail Class	6.41%	10.11%	-0.30	%*
CS Latin America Corporate Index 0-6Y A/B Buckets	6.44%*	11.13%	5.34	%**

†	Not Annualized.

*	Institutional Class shares and Retail Class shares of the Bradesco Latin American Hard Currency Bond Fund (the “Fund”) commenced operations on December 20, 2013 and June 9, 2014, respectively.

**	Benchmark performance is from each class shares respective commencement date not the commencement date of the benchmark itself.

The performance data includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (866) 640-5705.

The Fund’s total gross and net operating expense ratio, as stated in the current prospectus dated September 1, 2016, is 2.42% and 1.51%, 2.67% and 1.76%, respectively, of the Fund’s average daily net assets for Institutional Class and Retail Class shares, respectively, which may differ from the actual expenses incurred by the Fund for the period covered by this report. A 2.00% redemption fee applies to shares redeemed within 30 days of purchase. The redemption fee is not reflected in the returns shown above. BRAM US LLC (“BRAM US” or the “Adviser”) has contractually agreed to waive or otherwise reduce its annual compensation received from the Fund to the extent necessary to ensure that the Fund’s “Total Annual Fund Operating Expenses”, excluding taxes, any class-specific fees and expenses (such as Rule 12b-1 distribution fees, shareholder service fees or transfer agency fees), “Acquired Fund” fees and expenses, interest, extraordinary items and brokerage commissions, do not exceed 1.50% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2017, unless the Board of Trustees of the FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the year in which the Adviser reduced its compensation and/ or assumed expenses of the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect as the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount. Total returns would be lower had such fees and/or expenses not been waived and/or reimbursed.

The Fund intends to evaluate performance as compared to that of the CS (Credit Suisse) Latin America Corporate Index 0-6Y A/B Buckets (the “Index”). The Index is a subset index of the Credit Suisse-Latin America Corporate Index (“LACI”). It contains bonds with less than 6 years to maturity and rated “B-” or higher [composite of Moody’s,

3

BRADESCO LATIN AMERICAN HARD CURRENCY BOND FUND

Semi-Annual Report

Performance Data (Concluded)

October 31, 2016

(Unaudited)

S&P, and Fitch ratings as determined by Credit Suisse’s methodology]. LACI is a diversified basket of liquid, tradable Latin American corporate bond issues that are denominated in US dollars. This index provides a region-specific benchmark that represents characteristics, pricing, and total return performance of different asset classes within the Latin American corporate bond universe. The index is divided into three different categories, including supranational, quasi-sovereign, and corporate bonds and can be broken down by country of issuance. An index is unmanaged and it is not possible to invest in an index.

The Fund is non-diversified which means it may be invested in a limited number of issuers particularly in Latin America and more susceptible to any economic, political and regulatory events. The Fund invests primarily in markets of emerging countries which are riskier and may be considered speculative as well as derivatives which may amplify volatility. In addition, many emerging securities markets have far lower trading volumes, currency devaluation risk and less liquidity than developed markets. The Fund invests in below investment grade bonds (known as “junk bonds”) and may be less liquid and subject to greater volatility. The Fund is subject to the same risks as the underlying bonds in the portfolio such as credit, prepayment, sovereign debt, call and interest rate risk. As interest rates rise the value of bond prices will decline.

Foreign securities are subject to political, social, or economic risks including instability in the country of the issuer of a security, variation in international trade patterns, the possibility of the imposition of exchange controls, expropriation, confiscatory taxation, limits on movement to currency or other assets and nationalization of assets.

4

BRADESCO FUNDS

Fund Expense Disclosure

October 31, 2016

(Unaudited)

As a shareholder of the Bradesco Funds (each a “Fund” and together, the “Funds”), you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested from May 1, 2016, through October 31, 2016 and held for the entire period.

Actual Expenses

The first line for each Fund in the accompanying tables provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each Fund in the accompanying tables provide information about hypothetical account values and hypothetical expenses based on such Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund(s) and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

BRADESCO FUNDS

Fund Expense Disclosure (Concluded)

October 31, 2016

(Unaudited)

	Bradesco Latin American Equity Fund
	Beginning Account Value	Ending Account Value	Expenses Paid
	May 1, 2016	October 31, 2016	During Period*
Institutional Class
Actual	$1,000.00	$1,144.00	$ 9.46
Hypothetical (5% return before expenses)	1,000.00	1,016.38	8.89
Retail Class
Actual	$1,000.00	$1,143.30	$10.80
Hypothetical (5% return before expenses)	1,000.00	1,015.12	10.16

	Bradesco Latin American Hard Currency Bond Fund
	Beginning Account Value	Ending Account Value	Expenses Paid
	May 1, 2016	October 31, 2016	During Period**
Institutional Class
Actual	$1,000.00	$1,066.90	$7.81
Hypothetical (5% return before expenses)	1,000.00	1,017.64	7.63
Retail Class
Actual	$1,000.00	$1,064.10	$9.10
Hypothetical (5% return before expenses)	1,000.00	1,016.39	8.89

*

Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2016 of 1.75% and 2.00% for the Institutional Class and the Retail Class shares, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Fund’s ending account values on the first line in the table are based on the actual six-month total returns for the Fund of 14.40% and 14.33% for the Institutional Class and the Retail Class shares, respectively.

**

Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2016 of 1.50% and 1.75% for the Institutional Class and the Retail Class shares, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Fund’s ending account values on the first line in the table are based on the actual six-month total returns for the Fund of 6.69% and 6.41% for the Institutional Class and the Retail Class shares, respectively.

6

BRADESCO LATIN AMERICAN EQUITY FUND

Portfolio Holdings Summary Table

October 31, 2016

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCK:
Banks	19.5%	$3,031,250
Oil & Gas	12.0	1,864,422
Building Materials	7.9	1,228,387
Beverages	5.9	925,601
Commercial Services.	5.3	821,021
Retail	5.3	819,153
Electric	4.5	692,109
REITS	4.4	679,238
Telecommunications	3.8	599,894
Diversified Financial Services	3.2	503,269
Insurance	2.8	434,085
Food	2.6	405,202
Iron/Steel	2.6	397,992
Auto Parts & Equipment.	2.2	343,978
Software	1.5	234,151
Pharmaceuticals	1.4	211,026
Airlines	1.0	162,071
Media	0.9	147,180
Aerospace/Defense	0.4	69,518
Preferred Stocks	9.8	1,525,890
Registered Investment Company	5.0	779,816
Liabilities in Excess of Other Assets	(2.0)	(309,663)

NET ASSETS	100.0%	$15,565,590

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

7

BRADESCO LATIN AMERICAN EQUITY FUND

Portfolio of Investments

October 31, 2016

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 87.2%
Brazil — 52.9%
AMBEV SA, SP ADR	58,200	$343,380
B2W Cia Digital*	55,000	268,625
Banco do Brasil SA	43,200	397,083
BB Seguridade Participacoes SA	43,300	434,085
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	63,500	373,003
BRF SA	6,900	115,432
BRF SA, ADR	9,100	152,152
CCR SA	49,400	268,976
Cosan SA Industria e Comercio	13,700	183,310
CPFL Energia SA	—	4
EcoRodovias Infraestrutura e Logistica SA*	131,734	389,177
Embraer SA, ADR	3,250	69,518
Energisa SA	43,100	302,456
Hypermarcas SA	25,200	211,026
Itau Unibanco Holding SA, ADR	124,190	1,481,587
Linx SA	39,462	234,151
Lojas Renner SA	45,500	384,726
Multiplan Empreendimentos Imobiliarios SA	7,500	150,869
Petroleo Brasileiro SA, SP ADR*	112,100	1,308,207
Qualicorp SA	25,200	162,868
Telefonica Brasil SA	19,547	230,130
Ultrapar Participacoes SA	16,400	372,905
Vale SA, SP ADR	61,800	397,992

	Number of Shares	Value

COMMON STOCKS — (Continued)
Brazil — (Continued)
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	—	$1

		8,231,663

Chile — 5.9%
Colbun SA	1,166,000	254,024
Itau CorpBanca	15,800,000	143,628
Latam Airlines Group SA, ADR*	16,900	162,071
Parque Arauco SA	143,439	355,711

		915,434

Colombia — 0.8%
Grupo De Inversiones Suramericana SA	10,100	130,265

Mexico — 25.3%
Alsea SAB de CV	38,200	142,525
America Movil SAB de CV, SP ADR, Class L	7,697	101,139
Arca Continental SAB de CV	44,200	274,680
Banregio Grupo Financiero SAB de CV	23,800	156,001
Cemex SAB de CV, SP ADR*	37,590	326,281
Coca-Cola Femsa SAB de CV, SP ADR	4,100	307,541
Concentradora Fibra Danhos SA de CV, REIT	125,450	229,648
Gruma SAB de CV, Class B	9,900	137,618
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	2,800	130,760

The accompanying notes are an integral part of the financial statements.

8

BRADESCO LATIN AMERICAN EQUITY FUND

Portfolio of Investments (Concluded)

October 31, 2016

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Mexico — (Continued)
Grupo Aeroportuario Del Sureste SAB de CV, Class B	24,400	$388,443
Grupo Financiero Banorte SAB de CV, Class O	84,100	496,119
Grupo Televisa SA, SP ADR	6,000	147,180
Infraestructura Energetica Nova SAB de CV	30,700	135,625
PLA Administradora Industrial S de RL de CV REIT	56,600	93,879
Promotora Y Operadora de Infraestructura SAB de CV	20,800	232,034
Rassini SAB de CV	74,100	343,978
Wal-Mart de Mexico SAB de CV	138,000	291,902

		3,935,353

Peru — 2.3%
Credicorp Ltd.	2,400	356,832

TOTAL COMMON STOCKS (Cost $12,809,367)		13,569,547

PREFERRED STOCKS — 9.8%
Brazil — 9.8%
Cia de Transmissao de Energia Eletrica Paulista	7,295	158,287
Cia Energetica de Minas Gerais	31,000	94,690
Cia Energetica de Sao Paulo, Class B	35,600	164,505

	Number of Shares	Value

PREFERRED STOCKS — (Continued)
Brazil — (Continued)
Gerdau SA	51,100	$176,737
Itausa - Investimentos Itau SA	315,700	931,671

		1,525,890

TOTAL PREFERRED STOCKS (Cost $1,305,684)		1,525,890

REGISTERED INVESTMENT COMPANY — 5.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.28%(a)	779,816	779,816

TOTAL REGISTERED INVESTMENT COMPANY (Cost $779,816)		779,816

TOTAL INVESTMENTS - 102.0% (Cost $14,894,867)		15,875,253
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.0)%		(309,663)

NET ASSETS -100.0%		$15,565,590

*	Non-income producing.
(a)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2016.

ADR	American Depository Receipt
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depository Receipt

The accompanying notes are an integral part of the financial statements.

9

BRADESCO LATIN AMERICAN HARD CURRENCY BOND FUND

Portfolio Holdings Summary Table

October 31, 2016

(Unaudited)

The following table presents a summary by security type of the portfolio holdings of the Fund:

	% of Net Assets	Value
SECURITY TYPE:
Corporate Bonds and Notes	91.7%	$14,302,502
Government Bonds	6.1	955,800
Registered Investment Company	7.2	1,129,229

Liabilities in Excess of Other Assets	(5.0)	(786,456)

NET ASSETS	100.0%	$15,601,075

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

10

BRADESCO LATIN AMERICAN HARD CURRENCY BOND FUND

Portfolio of Investments

October 31, 2016

(Unaudited)

	Par Value	Value

CORPORATE BONDS AND NOTES — 91.7%
Austria — 0.1%
OAS Investments GmbH 8.25%, 10/19/2019(a)(b)	$200,000	$7,250

Brazil — 32.0%
Banco Daycoval SA 5.75%, 03/19/2019	200,000	204,000
Banco do Brasil SA 5.88%, 01/19/2023	700,000	694,540
Banco Santander Brasil SA 4.63%, 02/13/2017	200,000	201,231
BM&FBovespa SA 5.50%, 07/16/2020	1,500,000	1,567,500
Centrais Eletricas Brasileiras SA 5.75%, 10/27/2021	500,000	499,375
Cia Brasileira de Aluminio 4.75%, 06/17/2024	200,000	189,940
Embraer SA 5.15%, 06/15/2022	500,000	522,495
Itau Unibanco Holding SA 5.75%, 01/22/2021	200,000	207,500
Itau Unibanco Holding SA 5.65%, 03/19/2022	300,000	307,050
Itau Unibanco Holding SA 5.50%, 08/06/2022	200,000	203,040
Votorantim Cimentos SA 7.25%, 04/05/2041	400,000	389,000

		4,985,671

Canada — 1.9%
St Marys Cement, Inc. 5.75%, 01/28/2027(b)	300,000	302,895

	Par Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Cayman Islands — 22.5%
BR Malls International Finance Ltd. 8.50%, 01/29/2049(b)(c)	$400,000	$396,000
Braskem Finance Ltd. 7.00%, 05/07/2020	250,000	275,000
Braskem Finance Ltd. 5.75%, 04/15/2021	200,000	207,440
Cosan Overseas Ltd. 8.25%, 11/29/2049(b)(c)	600,000	597,750
Fibria Overseas Finance Ltd. 5.25%, 05/12/2024	400,000	409,500
Marfrig Overseas Ltd. 9.50%, 05/04/2020(b)	200,000	207,040
Suzano Trading Ltd. 5.88%, 01/23/2021	200,000	206,500
Vale Overseas Ltd. 4.38%, 01/11/2022	500,000	501,250
Vale Overseas Ltd. 6.25%, 08/10/2026	200,000	214,500
Vale Overseas Ltd. 6.88%, 11/10/2039	500,000	494,100

		3,509,080

Chile — 1.3%
Itau CorpBanca 3.88%, 09/22/2019	200,000	208,323

Colombia — 2.8%
Bancolombia SA 5.95%, 06/03/2021	400,000	440,600

Luxembourg — 7.5%
Cosan Luxembourg SA 7.00%, 01/20/2027(b)	400,000	415,000
Klabin Finance SA 5.25%, 07/16/2024	360,000	354,600

The accompanying notes are an integral part of the financial statements.

11

BRADESCO LATIN AMERICAN HARD CURRENCY BOND FUND

Portfolio of Investments (Concluded)

October 31, 2016

(Unaudited)

	Par Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Luxembourg — (Continued)
Ultrapar International SA 5.25%, 10/06/2026	$400,000	$405,960

		1,175,560

Mexico — 8.4%
Alfa SAB de CV 5.25%, 03/25/2024(b)	500,000	543,750
America Movil SAB de CV 5.00%, 03/30/2020	300,000	328,528
Grupo Bimbo SAB de CV 4.50%, 01/25/2022	400,000	433,437

		1,305,715

Netherlands — 11.9%
CIMPOR Financial Operations BV 5.75%, 07/17/2024(b)	200,000	172,758
Petrobras Global Finance BV 8.38%, 05/23/2021	500,000	553,150
Petrobras Global Finance BV 8.75%, 05/23/2026	1,000,000	1,126,500

		1,852,408

Virgin Islands — 3.3%
Gerdau Trade, Inc. 5.75%, 01/30/2021	500,000	515,000

TOTAL CORPORATE BONDS AND NOTES (Cost $14,258,474)		14,302,502

GOVERNMENT BONDS — 6.1%
Brazilian Government International Bond 5.88%, 01/15/2019	300,000	324,300

	Par Value	Value

GOVERNMENT BONDS — (Continued)
Brazilian Government International Bond 7.13%, 01/20/2037	$300,000	$342,000
Brazilian Government International Bond 5.63%, 01/07/2041	300,000	289,500

TOTAL GOVERNMENT BONDS (Cost $915,763)		955,800

	Number of Shares

REGISTERED INVESTMENT COMPANY — 7.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.28%(d)	1,129,229	1,129,229

TOTAL REGISTERED INVESTMENT COMPANY (Cost $1,129,229)		1,129,229

TOTAL INVESTMENTS - 105.0% (Cost $16,303,466)		16,387,531
LIABILITIES IN EXCESS OF OTHER ASSETS - (5.0)%		(786,456)

NET ASSETS - 100.0%		$15,601,075

(a)	Investment with a total aggregate value of $7,250 or 0.05% of net assets was in default as of October 31, 2016.
(b)	This security is callable.
(c)	Security is perpetual. Date shown is next call date.
(d)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2016.

The accompanying notes are an integral part of the financial statements.

12

BRADESCO FUNDS

Statements of Assets and Liabilities

October 31, 2016

(Unaudited)

	Bradesco Latin American Equity Fund	Bradesco Latin American Hard Currency Bond Fund
Assets
Investments, at value (Cost $14,894,867 and $16,303,466, respectively)	$15,875,253	$16,387,531
Foreign Currency (Cost $2 and $0, respectively)	2	—
Deposit with Broker	—	32,601
Receivable for investments sold	1,139,678	—
Receivable for capital shares sold	5,065	—
Dividends and interest receivable	11,018	255,585
Receivable from Investment Adviser	903	3,322
Prepaid expenses and other assets	36,106	36,478

Total assets	17,068,025	16,715,517

Liabilities
Payable for investments purchased	1,435,967	1,048,196
Payable for audit fees	24,569	26,476
Payable for administration and accounting fees	20,896	22,288
Payable for transfer agent fees	6,777	9,045
Payable for printing fees	6,511	4,252
Payable for custodian fees	2,452	1,062
Payable for legal fees	1,713	675
Accrued expenses	3,550	2,448

Total liabilities	1,502,435	1,114,442

Net Assets	$15,565,590	$15,601,075

Net Assets Consisted of:
Capital stock, $0.01 par value	$18,488	$16,139
Paid-in capital	18,151,743	16,317,157
Accumulated net investment income	7,062	19,150
Accumulated net realized loss from investments, foreign currency transactions, futures contracts and translation of assets and liabilities denominated in foreign currency	(3,592,226)	(835,436)
Net unrealized appreciation on investments and foreign currency translations	980,523	84,065

Net Assets	$15,565,590	$15,601,075

Institutional Class:
Net asset value, offering and redemption price per share ($15,419,305 / 1,831,345) and ($15,503,895 / 1,603,855 shares)	$8.42	$9.67

Retail Class:
Net asset value, offering and redemption price per share ($146,285 / 17,466) and ($97,180 / 10,028 shares)	$8.38	$9.69

The accompanying notes are an integral part of the financial statements.

13

BRADESCO FUNDS

Statements of Operations

For the Six Months Ended October 31, 2016

(Unaudited)

		Bradesco
	Bradesco Latin	Latin American
	American Equity	Hard Currency Bond
	Fund	Fund
Investment Income
Dividends	$152,805	$—
Less: foreign taxes withheld	(12,550)	—
Interest	566	376,466

Total investment income	140,821	376,466

Expenses
Advisory fees (Note 2)	69,612	57,587
Administration and accounting fees	35,699	35,494
Registration and filing fees	13,928	14,201
Custodian fees (Note 2)	11,124	8,127
Legal fees	10,740	13,025
Transfer agent fees (Note 2)	9,690	12,456
Audit fees	8,848	8,976
Trustees’ and officers’ fees (Note 2)	8,594	11,008
Printing and shareholder reporting fees	3,843	7,264
Distribution fees (Retail Class) (Note 2)	128	120
Other expenses.	9,762	10,340

Total expenses	181,968	178,598

Less: waivers and reimbursements (Note 2)	(60,019)	(63,273)

Net expenses after waivers and reimbursements	121,949	115,325

Net investment income	18,872	261,141

Net realized and unrealized gain/(loss) from investments
Net realized gain from investments*	598,368	118,809
Net realized gain from written options**	—	16,313
Net realized loss from foreign currency transactions	(27,943)	—
Net realized gain from futures contracts**	—	28,227
Net change in unrealized appreciation/(depreciation) on investments	1,362,880	543,150
Net change in unrealized appreciation/(depreciation) on foreign currency translations	(189)	—

Net realized and unrealized gain on investments	1,933,116	706,499

Net increase in net assets resulting from operations	$1,951,988	$967,640

*	Includes realized loss on purchased options of $(53,141) for the Bradesco Latin American Hard Currency Bond Fund. Primary risk exposure is equity contracts.
**	Primary risk exposure is interest rate contracts.

The accompanying notes are an integral part of the financial statements.

14

BRADESCO LATIN AMERICAN EQUITY FUND

Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2016 (Unaudited)	For the Year Ended April 30, 2016
Increase/(Decrease) in net assets from operations:
Net investment income	$18,872	$136,551
Net realized gain/(loss) from investments and foreign currency transactions	570,425	(2,459,753)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	1,362,691	154,864

Net increase/(decrease) in net assets resulting from operations	1,951,988	(2,168,338)

Increase in Net Assets Derived from Capital Share Transactions (Note 4)	35,282	27,302

Total increase/(decrease) in net assets	1,987,270	(2,141,036)

Net assets
Beginning of period	13,578,320	15,719,356

End of period	$15,565,590	$13,578,320

Accumulated net investment gain/(loss), end of period	$7,062	$(11,810)

The accompanying notes are an integral part of the financial statements

15

BRADESCO LATIN AMERICAN HARD CURRENCY BOND FUND

Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2016 (Unaudited)	For the Year Ended April 30, 2016
Increase/(Decrease) in net assets from operations:
Net investment income	$261,141	$478,991
Net realized gain/loss from investments, foreign currency transactions and futures contracts	163,349	(874,581)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	543,150	(322,417)

Net increase/decrease in net assets resulting from operations	967,640	(718,007)

Less Dividends and Distributions to Shareholders from:
Net investment income:
Institutional Class	(259,141)	(473,674)
Retail Class	(1,486)	(2,776)

Total from net investment income	(260,627)	(476,450)

Net decrease in net assets from dividends and distributions to shareholders	(260,627)	(476,450)

Increase in Net Assets Derived from Capital Share Transactions (Note 4)	222,439	406,479

Total increase/(decrease) in net assets	929,452	(787,978)

Net assets
Beginning of period	14,671,623	15,459,601

End of period	$15,601,075	$14,671,623

Accumulated net investment income, end of period	$19,150	$18,636

The accompanying notes are an integral part of the financial statements.

16

BRADESCO LATIN AMERICAN EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for each of the respective periods. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended October 31, 2016 (Unaudited)		For the Year Ended April 30, 2016	For the Year Ended April 30, 2015		For the Period December 20, 2013* to April 30, 2014
Per Share Operating Performance
Net asset value, beginning of period	$7.36		$8.54	$10.24		$10.00

Net investment income(1)	0.01		0.07	0.06		0.06
Net realized and unrealized gain/(loss) on investments	1.05		(1.25)	(1.75	)(2)	0.18

Net increase/(decrease) in net assets resulting from operations	1.06		(1.18)	(1.69)		0.24

Dividends and distributions to shareholders from:
Net investment income	—		—	(0.01)		—

Net asset value, end of period	$8.42		$7.36	$8.54		$10.24

Total investment return(3)	14.40%		(13.82)%	(16.51	)%(2)	2.40%

Ratio/Supplemental Data
Net assets, end of period (in thousands)	$15,419		$13,481	$15,637		$1,024
Ratio of expenses to average net assets	1.75	%(4)	1.75%	1.75%		1.75	%(4)
Ratio of expenses to average net assets without waivers and expense reimbursements(5)	2.61	%(4)	2.98%	3.27%		23.40	%(4)
Ratio of net investment income to average net assets	0.27	%(4)	1.08%	0.60%		1.70	%(4)
Portfolio turnover rate	50.95	%(6)	76.71%	120.72%		15.55	%(6)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	During the period, the Adviser reimbursed the Fund for a loss on an investment not meeting the Fund’s investment guidelines. Had this reimbursement not occurred, the Net realized and unrealized gain/(loss) on investments and the Total investment return would have been $(1.83) and (17.29)%, respectively.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

17

BRADESCO LATIN AMERICAN EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for Retail Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total return in the table represents the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Retail Class
	For the Six Months Ended October 31, 2016 (Unaudited)		For the Year Ended April 30, 2016	For the Period June 9, 2014* to April 30, 2015
Per Share Operating Performance
Net asset value, beginning of period	$7.33		$8.53	$10.86

Net investment income(1)	—	(2)	0.06	0.02
Net realized and unrealized gain/(loss) on investments	1.05		(1.26)	(2.35	)(3)

Net increase/(decrease) in net assets resulting from operations	1.05		(1.20)	(2.33)

Net asset value, end of period	$8.38		$7.33	$8.53

Total investment return(4)	14.33%		(14.07)%	(21.46	)%(3)

Ratio/Supplemental Data
Net assets, end of period (in thousands)	$146		$97	$83
Ratio of expenses to average net assets	2.00	%(5)	2.00%	2.00	%(5)
Ratio of expenses to average net assets without waivers and expense reimbursements(6)	2.86	%(5)	3.21%	4.58	%(5)
Ratio of net investment income to average net assets	0.02	%(5)	0.83%	0.25	%(5)
Portfolio turnover rate	50.95	%(7)	76.71%	120.72	%(8)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	During the period, the Adviser reimbursed the Fund for a loss on an investment not meeting the Fund’s investment guidelines. Had this reimbursement not occurred, the Net realized and unrealized gain/(loss) on investments and the Total investment return would have been $(2.49) and (22.65)%, respectively.
(4)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(5)	Annualized.
(6)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(7)	Not annualized.
(8)	Reflects portfolio turnover for the Fund for the year ended April 30, 2015.

The accompanying notes are an integral part of the financial statements.

18

BRADESCO LATIN AMERICAN HARD CURRENCY BOND FUND

Financial Highlights

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for each of the respective periods. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended October 31, 2016 (Unaudited)		For the Year Ended April 30, 2016	For the Year Ended April 30, 2015	For the Period December 20 2013* to April 30, 2014
Per Share Operating Performance
Net asset value, beginning of period	$9.22		$10.01	$10.34	$10.00

Net investment income(1)	0.16		0.31	0.25	0.13
Net realized and unrealized gain/(loss) on investments	0.45		(0.79)	(0.24)	0.28

Net increase/(decrease) in net assets resulting from operations	0.61		(0.48)	0.01	0.41

Dividends and distributions to shareholders from:
Net investment income	(0.16)		(0.31)	(0.27)	(0.07)
Net realized gains	—		—	(0.07)	—

Total dividends and distributions to shareholders	(0.16)		(0.31)	(0.34)	(0.07)

Net asset value, end of period	$9.67		$9.22	$10.01	$10.34

Total investment return(2)	6.69%		(4.72)%	0.07%	4.10%
Ratio/Supplemental Data
Net assets, end of period (in thousands)	$15,504		$14,580	$15,362	$4,704
Ratio of expenses to average net assets	1.50	%(3)	1.50%	1.50%	1.50	%(3)
Ratio of expenses to average net assets without waivers and expense reimbursements(4)	2.32	%(3)	2.41%	2.81%	7.61	%(3)
Ratio of net investment income to average net assets	3.40	%(3)	3.35%	2.48%	3.59	%(3)
Portfolio turnover rate	34.20	%(5)	50.22%	109.19%	6.52	%(5)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

19

BRADESCO LATIN AMERICAN HARD CURRENCY BOND FUND

Financial Highlights

Contained below is per share operating performance data for Retail Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total return in the table represents the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Retail Class
	For the Six Months Ended October 31, 2016 (Unaudited)		For the Year Ended April 30, 2016	For the Period June 9, 2014* to April 30, 2015
Per Share Operating Performance
Net asset value, beginning of period	$9.25		$10.03	$10.53

Net investment income(1)	0.15		0.28	0.20
Net realized and unrealized gain/(loss) on investments	0.44		(0.78)	(0.41)

Net increase/(decrease) in net assets resulting from operations	0.59		(0.50)	(0.21)

Dividends and distributions to shareholders from:
Net investment income	(0.15)		(0.28)	(0.22)
Net realized gains	—		—	(0.07)

Total dividends and distributions to shareholders	(0.15)		(0.28)	(0.29)

Net asset value, end of period	$9.69		$9.25	$10.03

Total investment return(2)	6.41%		(4.83)%	(1.97)%

Ratio/Supplemental Data
Net assets, end of period (in thousands)	$97		$92	$97
Ratio of expenses to average net assets	1.75	%(3)	1.75%	1.75	%(3)
Ratio of expenses to average net assets without waivers and expense reimbursements(4)	2.57	%(3)	2.66%	3.11	%(3)
Ratio of net investment income to average net assets	3.15	%(3)	3.10%	2.27	%(3)
Portfolio turnover rate	34.20	%(5)	50.22%	109.19	%(5)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Annualized.
(4)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

20

BRADESCO FUNDS

Notes to Financial Statements

October 31, 2016

(Unaudited)

1. Organization and Significant Accounting Policies

The Bradesco Latin American Equity Fund and the Bradesco Latin American Hard Currency Bond Fund (each a “Fund” and together the “Funds”) are non-diversified, open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds commenced operations on December 20, 2013. The Funds are each a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Funds are each authorized to issue and offer Class A, Class C, Institutional Class and Retail Class shares. As of October 31, 2016, Class A and Class C shares had not been issued for the Funds.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the FundVantage Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Futures contracts are generally valued using the settlement price determined by the relevant exchange. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Any assets held by the Funds that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds determine the daily NAV per share. Foreign securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Funds. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in any mutual fund are

21

BRADESCO FUNDS

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in accordance with procedure adopted by the Trust’s Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of each Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The fair value of a Fund’s bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.

22

BRADESCO FUNDS

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

The following is a summary of the inputs used, as of October 31, 2016, in valuing each Fund’s investments carried at fair value:

	Bradesco Latin American Equity Fund

	Total Value at 10/31/16	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks	$13,569,547	$13,569,547	$—	$—
Preferred Stocks	1,525,890	1,525,890	—	—
Registered Investment Company	779,816	779,816	—	—

Total Assets	$15,875,253	$15,875,253	$—	$—

	Bradesco Latin American Hard Currency Bond Fund

	Total Value at 10/31/16	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Corporate Bonds and Notes	$14,302,502	$—	$14,302,502	$—
Government Bonds	955,800	—	955,800	—
Registered Investment Company	1,129,229	1,129,229	—	—

Total Assets	$16,387,531	$1,129,229	$15,258,302	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market value, the fair value of each Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values each Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

23

BRADESCO FUNDS

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires each Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when such Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended October 31, 2016, there were no significant transfers among Levels 1, 2 and 3 for the Funds.

Forward Foreign Currency Contracts — A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a fund manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. The fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract.

Futures Contracts — The Funds may use futures contracts for hedging or speculative purposes consistent with its investment objective. Upon entering into a futures contract, the Funds must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Funds agree to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Funds’ basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Funds to risk of loss in excess of the amount shown on the Statements of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Funds to unlimited risk of loss.

24

BRADESCO FUNDS

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

For the six months ended October 31, 2016, the Bradesco Latin American Hard Currency Bond Fund’s quarterly average volume of derivatives was as follows:

Purchased Options (Cost)
$4,682

As of October 31, 2016, the Fund had no open future contracts.

Purchased Options — The Funds are subject to equity and other risk exposure in the normal course of pursuing its investment objectives. The Funds purchase option contracts. This transaction is used to hedge against the values of equities. The risk associated with purchasing an option is that the Funds pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

Options Written — The Funds are subject to equity and other risk exposure in the normal course of pursuing its investment objectives and may enter into options written to hedge the values of equities. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. The Funds also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid. As of October 31, 2016, the Funds had no written options.

25

BRADESCO FUNDS

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

The Bradesco Latin American Hard Currency Bond Fund had transactions in options written during the six month period October 31, 2016 as follows:

	Number of Contracts	Premium
Outstanding, April 30, 2016	—	$—
Options Written	133	49,813
Options Closed	(133)	(49,813)

Outstanding, October 31, 2016	—	$—

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums are recorded on a daily basis using the effective yield method except for short term securities, which records discounts and premiums on a straight-line basis. Dividends are recorded on the ex-dividend date. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund. The Funds’ investment income, expenses (other than class-specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

Each Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investment securities in a Fund’s Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in a Fund’s Statement of Operations.

26

BRADESCO FUNDS

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid at least annually to shareholders of the Bradesco Latin American Equity Fund and dividends from net investment income, if any, are declared and paid quarterly to shareholders of the Bradesco Latin American Hard Currency Bond Fund. Distributions from net realized capital gains, if any, will be declared and paid at least annually to shareholders and recorded on ex-date for both Funds. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, each Fund may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against each Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Currency Risk — Each Fund invests in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which each Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect each Fund’s NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for each Fund is determined on the basis of U.S. dollars, each Fund may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of each Fund’s holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of each Fund’s holdings in foreign securities.

Foreign Securities Market Risk — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

27

BRADESCO FUNDS

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

Emerging Markets Risk — The Bradesco Latin American Equity Fund and the Bradesco Latin American Hard Currency Bond Fund invests in emerging market instruments which are subject to certain credit and market risks. The securities and currency markets of emerging market countries are generally smaller, less developed, less liquid and more volatile than the securities and currency markets of the United States and other developed markets. Disclosure and regulatory standards in many respects are less stringent than in other developed markets. There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets and enforcement of existing regulations may be extremely limited. Political and economic structures in many of these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristics of more developed countries.

Debt Investment Risk — Debt investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates. There is a risk that an issuer of a Fund’s debt investments may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high-yield/high-risk bonds, e.g., bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or if unrated are of comparable quality as determined by the manager, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Debt investments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise.

2. Transactions with Related Parties and Other Service Providers

BRAM US LLC (“BRAM US” or the “Adviser”) serves as investment adviser to each Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services, the Adviser is paid a monthly fee at the annual rate of 1.00% of the Bradesco Latin American Equity Fund’s average daily net assets, and 0.75% of the Bradesco Latin American Hard Currency Bond Fund’s average daily net assets. The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of each Fund to the extent necessary to ensure that the “Total Annual Fund Operating Expenses”, excluding taxes, any class specific fees and expenses (such as Rule 12b-1 distribution fees, shareholder service fees or transfer agency fees), “Acquired Fund” fees and expenses, interest, extraordinary items and brokerage commissions, do not exceed 1.75% and 1.50% (on an annual basis) of the Bradesco Latin American Equity Fund and the Bradesco Latin American Hard Currency Bond Fund’s average daily net assets (the “Expense Limitations”), respectively. The Expense Limitations will remain in place with

28

BRADESCO FUNDS

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

respect to each Fund until August 31, 2017, unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for each Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect as the time of reimbursement. No recoupment will occur with respect to a Fund unless such Fund’s expenses are below the Expense Limitation amount.

For the six months ended October 31, 2016, investment advisory fees accrued and waived were $69,612 and $60,019 and $57,587 and $57,587 for the Bradesco Latin American Equity Fund and the Bradesco Latin American Hard Currency Bond Fund, respectively. Additionally, the Adviser reimbursed expenses and other fees of $5,686 for the Bradesco Latin American Hard Currency Bond Fund

As of October 31, 2016, the amounts of potential recoupment by the Adviser were as follows:

			Expiration

	04/30/2017	04/30/2018	04/30/2019	04/30/2020	Total

Bradesco Latin American Equity Fund	$53,081	$161,787	$155,890	$60,019	$430,777
Bradesco Latin American Hard Currency Bond Fund	56,142	158,963	130,601	63,273	408,979

Other Service Providers

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Funds. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annualized percentage rate of each Funds’ average daily net assets and is subject to certain minimum monthly fees. For providing transfer agency services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

BNY Mellon and the Custodian have the ability to recover such amounts previously waived if each Fund terminates its agreements with BNY Mellon or the Custodian within three years of signing the agreements.

29

BRADESCO FUNDS

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Funds pursuant to an underwriting agreement between the Trust and the Underwriter.

The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for Retail Class shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Retail Class shares plan, the Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% on an annualized basis of the average daily net assets of the Fund’s Retail Class shares.

Trustees and Officers

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. The remuneration paid to the Trustees by the Funds during the six months ended October 31, 2016 was $3,961 and $4,641 for the Bradesco Latin American Equity Fund and the Bradesco Latin American Hard Currency Bond Fund, respectively. An employee of BNY Mellon serves as an Officer of the Trust and is not compensated by the Funds or the Trust.

Effective June 1, 2016 and July 1, 2016, JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. JWFM is compensated for the services provided to the Trust. Until May 31, 2016 and June 30, 2016 certain employees of BNY Mellon served as Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. They were not compensated by the Trust or the Funds.

Freeh Group International Solutions, LLC provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer.

3. Investment in Securities

For the six months ended October 31, 2016, aggregate purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:

	Purchases	Sales
Bradesco Latin American Equity Fund	$6,994,408	$6,839,163
Bradesco Latin American Hard Currency Bond Fund	5,875,339	4,833,829

30

BRADESCO FUNDS

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

4. Capital Share Transactions

For the six months ended October 31, 2016 and the year ended April 30, 2016, transactions in capital shares (authorized shares unlimited) were as follows:

	Bradesco Latin American Equity Fund
	For the Six Months Ended October 31, 2016 (Unaudited)		For the Year Ended April 30, 2016
	Shares	Amount	Shares	Amount
Institutional Class
Sales	—	$—	—	$—
Reinvestments	—	—	—	—

Net Increase	—	$—	—	$—

Retail Class
Sales	4,612	$38,106	3,513	$27,302

Redemptions	(360)	(2,824)	—	—

Net Increase	4,252	$35,282	3,513	$27,302

Total Net Increase	4,252	$35,282	3,513	$27,302

	Bradesco Latin American Hard Currency Bond Fund
	For the Six Months Ended October 31, 2016 (Unaudited)		For the Year Ended April 30, 2016
	Shares	Amount	Shares	Amount
Institutional Class
Sales	—	$—	800,010	$7,208,092
Reinvestments	23,319	221,403	45,121	404,420
Redemptions	—	—	(800,010)	(7,208,092)

Net Increase.	23,319	$221,403	45,121	$404,420

31

BRADESCO FUNDS

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

	Bradesco Latin American Hard Currency Bond Fund
	For the Six Months Ended October 31, 2016 (Unaudited)		For the Year Ended April 30, 2016
	Shares	Amount	Shares	Amount
Retail Class
Sales	11	$100	13	$115
Reinvestments	109	1,041	216	1,944
Redemptions	(11)	(105)	—	—

Net Increase.	109	$1,036	229	$2,059

Total Net Increase	23,428	$222,439	45,350	$406,479

There is a 2.00% redemption fee that may be charged on shares redeemed which have been held for 30 days or less. The redemption fee is retained by the Funds for the benefit of the remaining shareholders and recorded as paid-in-capital. For the six months ended October 31, 2016, there were no redemption fees charged.

5. Federal Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the year ended April 30, 2016, there were no distributions for the Bradesco Latin American Equity Fund, and the tax character of distributions paid by the Bradesco Latin American Hard Currency Bond Fund was $476,450 of ordinary income dividends. Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

32

BRADESCO FUNDS

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

As of April 30, 2016, the components of distributable earnings on a tax basis were as follows:

	Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Depreciation	Qualified Late-Year Losses
Bradesco Latin American Equity Fund	$(2,730,536)	$—	$—	$(763,162)	$(1,062,931)
Bradesco Latin American Hard Currency Bond Fund	(397,523)	44,925	—	(534,316)	(552,320)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.

As of October 31, 2016, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

	Federal Tax Cost*	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Bradesco Latin American Equity Fund	$14,894,867	$1,538,377	$(557,991)	$980,386
Bradesco Latin American Hard Currency Bond Fund	16,303,466	376,517	(292,452)	84,065

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year. For the year ended April 30, 2016, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until May 1, 2016. For the fiscal year ended April 30, 2016, the Funds deferred to May 1, 2016 the following losses:

	Late-Year Ordinary Losses Deferral	Short-Term Capital Loss Deferral	Long-Term Capital Loss Deferral
Bradesco Latin American Equity Fund	$—	$794,027	$268,904
Bradesco Latin American Hard Currency Bond Fund	—	478,782	73,538

33

BRADESCO FUNDS

Notes to Financial Statements (Concluded)

October 31, 2016

(Unaudited)

Accumulated capital losses represent net capital loss carryforwards as of April 30, 2016 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of April 30, 2016, the Bradesco Latin American Equity Fund had capital loss carryforwards of $2,730,536, of which $1,886,572 are short-term losses and $843,964 are long-term losses. As of April 30, 2016, the Bradesco Latin American Hard Currency Bond Fund had capital loss carryforwards of $397,523, of which $328,897 are short-term losses and $68,626 are long-term losses.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

34

BRADESCO FUNDS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (866) 670-5705 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Advisory Agreement

At a meeting held on June 20-21 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the advisory agreement between BRAM US LLC (“BRAM” or the “Advisor”) and the Trust (the “BRAM Agreement”) on behalf of Bradesco Latin American Equity Fund and Bradesco Latin American Hard Currency Bond Fund (the “Bradesco Funds”). At the Meeting, the Board considered the continuation of the Agreement with respect to the Bradesco Funds for an additional one year period.

In determining whether to approve the Agreement, the Trustees considered information provided by the Advisor in accordance with Section 15(c) of the 1940 Act regarding: (i) services performed for the Bradesco Funds, (ii) the size and qualifications of their portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of the Bradesco Funds, (iv) investment performance, (v) the capitalization and financial condition of BRAM, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Bradesco Funds and other clients, (viii) results of any regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on BRAM’s ability to service the Bradesco Funds, (x) compliance with the Funds’ investment objectives, policies and practices (including codes of ethics and proxy voting policies) and (xi) compliance with federal securities laws and other regulatory requirements. The Trustees noted the reports and discussions with portfolio managers as provided at

35

BRADESCO FUNDS

Other Information

(Unaudited)

the Board meetings throughout the year covering matters such as the relative performance of the Bradesco Funds; compliance with the investment objectives, policies, strategies and limitations for the Bradesco Funds; the compliance of management personnel with the applicable code of ethics; and the adherence to the Trust’s pricing procedures as established by the Board.

Representatives from BRAM attended the Meeting both in person and via teleconference. The representatives discussed the firm’s history, performance and investment strategies in connection with the proposed approval of the Agreement and answered questions from the Board.

Performance. The Trustees considered the investment performance for the Bradesco Funds and BRAM. The Trustees reviewed the historical performance charts for the Bradesco Latin American Fund as compared to the MSCI Latam Net Return Index and a Luxembourg Fund, managed by BRAM Brazil with comparable performance to the Bradesco Latin American Fund, for the one year and since inception periods ended April 30, 2016 and as compared to a Lipper universe comprised of institutional Latin American and Emerging Markets Funds with $250 million or less in assets (“Lipper Universe”) for the year-to-date, one year, two year and since inception periods ended March 31, 2016.

The Trustees also reviewed the investment performance of the Bradesco Latin American Bond Fund as compared to the CS (Credit Suisse) Latam Corporate 0-6Y A/B Index and a Luxembourg Fund managed by BRAM Brazil with comparable performance to the Bradesco Latin American Bond Fund for the one year and since inception periods ended April 30, 2016 and as compared to the Lipper Emerging Market Hard Currency Debt Index for the year-to-date, one year, two year and since inception periods ended March 31, 2016.

The Trustees noted that the Bradesco Latin American Fund had underperformed the MSCI Latam Net Return Index and the comparable Luxembourg Fund for the one year and since inception periods as of April 30, 2016. The Trustees concluded that, although the Bradesco Latin American Fund had underperformed the MSCI Latam Net Return Index and the comparable Luxembourg Fund, the performance of the Bradesco Latin American Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

The Trustees noted that the Bradesco Latin American Bond Fund underperformed the CS (Credit Suisse) Latam Corporate 0-6Y A/B Index and the comparable Luxembourg Fund for the one year and since inception periods as of April 30, 2016. It was further noted that the Bradesco Latin American Bond Fund had outperformed the Lipper Emerging Market Hard Currency Debt Index for the year-to-date period and underperformed for the one year, two year and since inception periods as of March 31, 2016. The Trustees concluded that, although the Bradesco Latin American Bond Fund had underperformed the CS (Credit Suisse) Latam Corporate 0-6Y A/B Index, the comparable Luxembourg Fund and the Lipper Emerging Market Hard Currency Debt Index during certain periods, the performance of the Bradesco Latin American Bond Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

36

BRADESCO FUNDS

Other Information

(Unaudited)

Fees. The Trustees noted that the representatives of BRAM had provided information regarding its advisory fees and an analysis of these fees in relation to the services provided to the Funds and any other ancillary benefit resulting from BRAM’s relationship with the Bradesco Funds. The Trustees also reviewed information regarding the fees BRAM charges to other clients and evaluated explanations provided by BRAM as to differences in fees charged to the Bradesco Funds and other similarly managed accounts. The Trustees reviewed fees charged by other advisers that manage comparable mutual funds with similar strategies. The Trustees concluded that the advisory fees and services provided by BRAM are consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Bradesco Funds as measured by the information provided by BRAM.

The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Bradesco Fund:

Bradesco Latin American Equity Fund. With respect to advisory fees and expenses, the Bradesco Latin American Fund’s Institutional Class shares and Retail Class shares were higher than the net total expense ratio and gross advisory fee of the median of funds with a similar share class in the Lipper Universe. The Bradesco Latin American Fund’s Institutional Class shares and Retail Class shares had a lower net advisory fee than the median net advisory fee of the median of funds with a similar share class in the Lipper Universe. It was noted that the expense universe has been filtered to only include funds with $250 million or less in assets. The Trustees also discussed the limitations of the comparative expense information of the Bradesco Latin American Fund, given the potential varying nature, extent and quality of the services provided by the advisors of other portfolios included in comparative the Lipper Fund category. Based upon their review, the Trustees concluded that the Fund’s advisory fee was reasonable in light of the high quality of services received by the Fund from BRAM.

Bradesco Latin American Hard Currency Bond Fund. With respect to advisory fees and expenses, the net total expense ratio and gross advisory fee for the Fund’s Institutional Class shares and Retail Class shares were higher than the net total expense ratio and gross advisory fee of the median of funds with a similar share class in the Lipper Emerging Markets Hard Currency Debt Fund category. Bradesco Latin American Bond Fund’s Institutional Class shares and Retail Class shares had a lower net advisory fee than the median net advisory fee of the median of funds with a similar share class in the Lipper Emerging Markets Hard Currency Debt Fund category. The Trustees also discussed the limitations of the comparative expense information of the Bradesco Latin American Bond Fund, given the potential varying nature, extent and quality of the services provided by the advisors of other portfolios included in the Lipper Emerging Markets Hard Currency Debt Fund category. Based upon their review, the Trustees concluded that the Fund’s performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund from BRAM.

37

BRADESCO FUNDS

Other Information

(Unaudited) (Concluded)

Knowledge, experience, and qualifications. The Board considered the level and depth of knowledge of BRAM, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by BRAM, the Board took into account its familiarity with BRAM’s management through Board meetings, discussions and reports during the preceding year. The Board also took into account BRAM’s compliance policies and procedures and reports regarding BRAM’s compliance operations from the Trust’s CCO. The Board also considered any potential conflicts of interest that may arise in a portfolio manager’s management of the Bradesco Funds’ investments on the one hand, and the investments of other accounts, on the other. The Trustees reviewed the services provided to the Bradesco Funds by BRAM and concluded that the nature, extent and quality of the services provided were appropriate and consistent with the terms of the BRAM Agreement, that the quality of the services appeared to be consistent with industry norms and that the Bradesco Funds are likely to benefit from the continued receipt of those services. They also concluded that BRAM has sufficient personnel, with the appropriate education and experience, to serve the Bradesco Funds effectively and had demonstrated their ability to attract and retain qualified personnel.

Costs. The Trustees considered the costs of the services provided by BRAM, the compensation and benefits received by BRAM in providing services to the Bradesco Funds, as well as Bradesco’s profitability. The Trustees were provided with BRAM’s most recent unaudited balance sheet and income statement as of April 2016. The Trustees noted that BRAM’s level of profitability is an appropriate factor to consider, and the Trustees should be satisfied that BRAM’s profits are sufficient to continue as a healthy concern generally and as investment adviser of the Bradesco Funds specifically. The Trustees concluded that BRAM’s advisory fee level was reasonable in relation to the nature and quality of the services provided, taking into account the current size and projected growth of the Bradesco Funds.

Economies of Scale. The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Bradesco Funds grow, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board noted that economies of scale may be achieved at higher asset levels for the Bradesco Funds for the benefit of fund shareholders but that the advisory fee did not currently include breakpoint reductions as asset levels increase.

At the Meeting, the Trustees unanimously approved the continuation of the BRAM Agreement for an additional one year period. In approving the continuation of the BRAM Agreement, the Board considered all factors it deemed relevant and the information presented to the Board by BRAM. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his or her own judgment. The Board determined that the continuation of the BRAM Agreement would be in the best interests of the Bradesco Funds and their shareholders.

38

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Investment Adviser

BRAM US LLC

Park Avenue, 32nd Floor

New York, New York, 10022

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, PA 19103

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

BRA-1016

BRADESCO LATIN

AMERICAN

EQUITY FUND

BRADESCO LATIN

AMERICAN HARD

CURRENCY

BOND FUND

of

FundVantage Trust

Institutional Class

Retail Class

SEMI-ANNUAL

REPORT

October 31, 2016

(Unaudited)

This report is submitted for the general information of the shareholders of the Bradesco Latin American Equity Fund and the Bradesco Latin American Hard Currency Bond Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Bradesco Latin American Equity Fund and the Bradesco Latin American Hard Currency Bond Fund.

DUPONT CAPITAL EMERGING MARKETS FUND

Semi-Annual Investment Adviser’s Report

October 31, 2016

(Unaudited)

Dear Fund Shareholder,

The DuPont Capital Emerging Markets Fund returned +10.41% for the six-month period ending October 31, 2016, representing an excess return 1.0% relative to the 9.41% for the index (net of fees).

Emerging Markets equities continued to rally from the year-to-date lows and growth scare precipitated by Chinese economic and currency gyrations early in 2016. Stabilizing capital flows, coupled with more transparent policy protocols, provided reassurance that an imminent crisis had been averted. Furthermore, a 50% recovery in the crude oil price from sub-$30 per barrel and attenuating supply-demand imbalances for other industrial commodities boosted sentiment. Cyclical sectors and companies with relatively attractive valuations, benefited most from the increasing investor appetite for risk, but all economic sectors posted positive USD returns. The market’s uptrend was not seriously hampered by events across the political landscape – the most newsworthy being the impeachment and removal of Brazil’s President Rousseff and the attempted coup that occurred in Turkey. Nigeria’s currency devaluation was a less of a surprise, given the state of the country’s public finances, while the death of Thailand’s much-revered monarch did not trigger any local upheavals. Regional elections in South Africa saw opposition parties make headway into traditional ANC government heartlands.

At the sector level, the fund’s outperformance was derived from a combination of favorable sector allocations and strong stock-specific contributions within cyclical categories. The fund’s exposure to strategically-advantaged Asian semiconductor and electronic component suppliers contributed positively, as did focused selectivity on Brazilian vehicle sub-suppliers within Industrials and low-cost cement producers within Materials. From an aggregate positioning perspective, the fund’s pro-cyclical tilt– and corresponding under-allocations to richly-valued sectors such as Consumer Staples, Health Care and Utilities – was rewarded. Financials represented the one area of disappointing performance, as our Eastern European bank holdings struggled with low interest rates and compressed lending spreads.

Viewed geographically, relative performance was driven by a positive realization in Asia, although this was attributable to stock-specifics rather than net country weightings. The fund’s long-standing underweight in China was slightly detrimental in aggregate, but was more than offset by favorable contributions within our holdings. In Europe and Africa, the aforementioned weakness in European lenders were offset by healthy returns from media, banks and gaming companies in South Africa. Our underweight to high-beta and commodity-sensitive names in Brazil – often due to governance concerns – was a headwind in Latin America, but were compensated for by exposure to steel and cement names elsewhere in the region.

Investment Environment and Outlook

We believe the recent result of the U.S. presidential election reconfigures the risk environment and poses potential new conundrums for Emerging Markets economies. A material rise in U.S. bond yields –driven by expectations of fiscal stimulus – compounds market sentiment that was already beginning to

DUPONT CAPITAL EMERGING MARKETS FUND

Semi-Annual Investment Adviser’s Report (Continued)

October 31, 2016

(Unaudited)

tentatively consider reflationary factors. The prospect of tangible interest rate hikes in the U.S., in tandem with uncertainty as to how anti-trade rhetoric may translate into policy, suggests that uncertainty and volatility levels could remain elevated. Many Emerging Market currencies, led by the Mexican peso, have fallen sharply as a result. Ultimately, we suspect that the most combative tariff and renegotiation plans will be diluted by the realpolitik that such measures would inevitably have repercussions for the U.S. itself. However, an anti-trade stance is a cause for concern, particularly at a time when global trade growth is already undershooting that of global GDP, and higher borrowing costs could also impact producer confidence.

We are cautiously optimistic that the China, while experiencing a further slowing of growth, will avoid an outright crisis or hard landing. The Chinese government has been able to make the necessary adjustments to stabilize growth and the currency. However, we believe that domestic debt levels continue to grow at an unsustainable pace, which may cause problems in the future. In our view Chinese economic growth and stability remains a key determinant of sentiment for many other export-oriented or commodity-sensitive emerging markets.

Overall, the fund’s tilt toward to cyclical sectors such as Consumer Discretionary, Energy, Industrials and Materials reflects our value-seeking principles. Valuations appear the most attractive in these categories both relative to defensive sectors and relative to history. Furthermore, economic growth is modest but sufficient to warrant company-level discernment on a valuation basis. From a risk perspective, the fund’s diversified positioning - avoiding concentrations in any particular country or industry – is maintained.

We appreciate your investment in the Fund and look forward to communicating with you in the future.

DuPont Capital Management Corporation

This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal year ended October 31, 2016 and reflects the views of the investment advisor at the time of this writing. These views may change and do not guarantee future performance of the Fund or the markets.

Portfolio composition is subject to change. The current and future portfolio holdings of the Fund are subject to investment risks.

Mutual fund investing involves risks, including possible loss of principal. The Fund invests primarily in markets of emerging countries which are riskier than more developed markets and may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop

DUPONT CAPITAL EMERGING MARKETS FUND

Semi-Annual Investment Adviser’s Report (Concluded)

October 31, 2016

(Unaudited)

unevenly or may never fully develop. Emerging markets are more likely to experience hyperinflation and currency valuations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets.

Foreign securities are subject to political, social, and economic risks including instability in the country of the issuer of a security, variation in international trade patterns, the possibility of the imposition of exchange controls, expropriation, confiscatory taxation, limits on movement to currency or other assets and nationalization of assets. The value of debt securities generally falls when interest rates rise.

DUPONT CAPITAL EMERGING MARKETS FUND

Semi-Annual Report

Performance Data

October 31, 2016

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2016
	Six Months†	1 Year	3 Year	5 Year	Since Inception*
Class I Shares	10.41%	9.38%	-6.75%	-2.46%	-4.26%
MSCI Emerging Markets Net Dividend Index	9.41%	9.27%	-2.05%	0.55%	-1.22	%**

†	Not Annualized.

*	The DuPont Capital Emerging Markets Fund (the “Fund”) commenced operations on December 6, 2010.

**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 447-0014.

As stated in the current prospectus dated September 1, 2016, the Fund’s “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” are 1.66% and 1.30%, respectively of the Fund’s average daily net assets, which may differ from the actual expenses incurred by the Fund for the period covered by this report. DuPont Capital Management Corporation (the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses, excluding taxes, “Acquired Fund” fees and expenses, interest, extraordinary items, and brokerage commissions do not exceed 1.27% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2017, unless the Board of Trustees approves its earlier termination. Effective September 1, 2016, the Fund’s Expense Limitation (on an annual basis) was reduced from 1.60% of the Fund’s average daily net assets to its current rate of 1.27%. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

A 2.00% redemption fee applies to shares redeemed within 60 days of purchase. The redemption fee is not reflected in the returns shown above.

The Fund intends to evaluate performance as compared to that of the MSCI Emerging Markets Net Dividend Index. The MSCI Emerging Markets Net Dividend Index is a float-adjusted market capitalization index consisting of 21 emerging economies. This index is net total return which reinvests dividends after the deduction of withholding taxes using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. MSCI Emerging Markets Net Dividend Index uses the maximum withholding tax rate applicable to institutional investors. The returns for this index do not include any transaction costs, management fees or other costs. It is impossible to invest directly in an index.

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Semi-Annual Investment Adviser’s Report

October 31, 2016

(Unaudited)

Dear Fund Shareholder,

The DuPont Capital Emerging Markets Debt Fund returned +6.59% net of fees, for the six-month period ending October 31, 2016. The JP Morgan Emerging Markets Bond Index Global Diversified rose +6.03% over the trailing six-months ending October 31, 2016, so the fund outperformed the benchmark by 56 basis points for the period.

Emerging Markets Debt (“EMD”) and most fixed income sectors performed well over the past six months despite choppy global economic growth, the surprising Brexit vote, uncertainty over the unusual U.S. presidential election and changing expectations over the timing of a Federal Reserve rate hike. Commodity prices mostly rose earlier in the six-month period and then stabilized, leading energy and other commodity-focused countries and sectors to gains.

Both U.S. dollar and local currency EMD posted strong returns over the six-month period, outpacing most fixed income asset classes excluding high yield. More stable commodity prices, moderate growth in many regions of the world and the search for yield led investors to move toward the EMD asset class. U.S. treasury prices did not change significantly over the period after a meaningful rally earlier in the year that led to a large decline in interest rates for all maturities. For the six-months, the yield of the ten-year treasury rose by just 1 basis point to 1.84% while the five year rose by 3 basis points to 1.31%. Investors continued to be attracted by both valuations and yields relative to other fixed income sectors.

Emerging Markets (“EM”) U.S. Dollar sovereigns outperformed local-currency EMD. Within U.S. Dollar sovereigns, non-investment grade countries greatly outperformed higher quality, investment grade sovereigns. Some of the best performing countries included Venezuela which returned +32%, Zambia, Ghana and Iraq. All but two countries had positive returns, and the countries with the worst returns were Mozambique, Turkey and the Philippines. In local currency bonds, Mexico and Turkey posted the worst returns while Brazil and South Africa had double-digit positive returns. Spreads tightened by 70 basis points during the last six months to 340 over Treasuries, while the yield of the index decreased by 71 basis points and closed at 5.24%. In the Fund, a large overweight to Venezuela, including holdings in both the sovereign bonds and Petroleos de Venezuela, was the major position that added significantly to relative returns. In addition, overweight’s and positioning in Ukraine, Brazil and Mongolia also benefitted relative returns. Our allocation to Mexico local currency bonds detracted from returns as did underweights to Costa Rica, Ecuador and El Salvador.

The primary overweight exposures in the Fund include Mexico, Brazil, Venezuela, Ukraine and Mongolia. In local currency bonds, the main positions are in Mexico and Brazil. The Fund has a yield advantage when compared to the benchmark, mostly due to the overweights to Venezuela, Ukraine and the local currency exposure to Mexico and Brazil.

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Semi-Annual Investment Adviser’s Report (Continued)

October 31, 2016

(Unaudited)

Investment Environment and Outlook

EMD has performed extremely well in 2016. Both hard and local currency have had a huge run year-to-date with returns for each sector exceeding +13%. As a result, several countries have moved in our models, indicating they have less value than earlier in the year. Overall, our models show that EMD is close to fair value. We continue to have a positive long-term outlook because we feel that EMD fundamentals for several countries have improved this year, and we expect the asset class will continue to develop and mature over the next several years. In addition, yields in developed countries remain near historically low levels and we believe EMD could attract additional investor flows, particularly from cross-over accounts. However, the financial markets could experience a quick downturn if global economic growth shows signs of deceleration. In addition, the market is pricing in one Fed hike this year and with a very gradual pace in 2017. This could change if U.S. growth picks up in the 4th quarter or if inflation moves higher, leading to higher U.S. interest rates. We are optimistic overall, but remain cautious of local currency. As such, the portfolio only has about 6% to the sector. In hard currency, the risk-adjusted returns for Ukraine, Venezuela, Mexico and Argentina remain attractive.

We appreciate your investment in the Fund and look forward to communicating with you in the future.

DuPont Capital Management Corporation

This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal year ended October 31, 2016 and reflects the views of the investment advisor at the time of this writing. These views may change and do not guarantee future performance of the Fund or the markets.

Portfolio composition is subject to change. The current and future portfolio holdings of the Fund are subject to investment risks.

Mutual fund investing involves risks, including possible loss of principal. The Fund invests primarily in markets of emerging countries which are riskier than more developed markets and may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly or may never fully develop. Emerging markets are more likely to experience hyperinflation and currency valuations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. The Fund is non-diversified, which means that a large portion of the Fund’s assets may be invested in one or few companies or sectors. The Fund could fluctuate in value more than a diversified fund. Investing in foreign securities entails special risks, such as fluctuations in currency exchange rates and possible lax regulation of securities markets and accounting practices.

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Semi-Annual Investment Adviser’s Report (Concluded)

October 31, 2016

(Unaudited)

Foreign securities are subject to political, social, and economic risks including instability in the country of the issuer of a security, variation in international trade patterns, the possibility of the imposition of exchange controls, expropriation, confiscatory taxation, limits on movement to currency or other assets and nationalization of assets. The value of debt securities generally falls when interest rates rise. The Fund may invest without limit in below-investment grade debt securities commonly called “high yield” securities or “junk bonds.” Such securities may have greater default risk, less liquidity, and greater price volatility than investment-grade bonds.

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Semi-Annual Report

Performance Data

October 31, 2016

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2016
	Six Months†	1 Year	3 Year	Since Inception*
Class I Shares	6.59%	13.73%	8.08%	8.61%
J.P. Morgan EMBI Global Diversified Index	6.03%	11.70%	6.77%	7.40	%**

†	Not Annualized.

*	The DuPont Capital Emerging Markets Debt Fund (the “Fund”) commenced operations on September 27, 2013.

**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 447-0014.

As stated in the current prospectus dated September 1, 2016, the Fund’s “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” are 3.34% and 0.89%, respectively, of the Fund’s average daily net assets, which may differ from the actual expenses incurred by the Fund for the period covered by this report. DuPont Capital Management Corporation (the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses, excluding taxes, “Acquired Fund” fees and expenses, interest, extraordinary items, and brokerage commissions do not exceed 0.89% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2017, unless the Board of Trustees approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

A 2.00% redemption fee applies to shares redeemed within 60 days of purchase. The redemption fee is not reflected in the returns shown above.

The Fund intends to evaluate performance as compared to that of the J.P. Morgan Emerging Markets Bond Index Global Diversified Index (EMBI Global), currently covers 27 emerging market countries. Included in the EMBI Global are U.S.-dollar-denominated Brady bonds, Eurobonds, traded loans, and local market debt instruments issued by sovereign and quasi-sovereign entities. It is impossible to invest directly in an index.

DUPONT CAPITAL FUNDS

Fund Expense Disclosure

October 31, 2016

(Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period from May 1, 2016 through October 31, 2016 and held for the entire period.

Actual Expenses

The first line for each Fund in the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each Fund in the accompanying table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DUPONT CAPITAL FUNDS

Fund Expense Disclosure (Concluded)

October 31, 2016

(Unaudited)

	DuPont Capital Emerging Markets Fund

	Beginning Account Value May 1, 2016	Ending Account Value October 31, 2016	Expenses Paid During Period*
Class I
Actual	$1,000.00	$1,104.10	$7.90
Hypothetical (5% return before expenses)	1,000.00	1,017.69	7.58

	DuPont Capital Emerging Markets Debt Fund

	Beginning Account Value May 1, 2016	Ending Account Value October 31, 2016	Expenses Paid During Period**
Class I
Actual	$1,000.00	$1,065.90	$4.63
Hypothetical (5% return before expenses)	1,000.00	1,020.72	4.53

*

Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2016 of 1.49% for Class I Shares of the DuPont Capital Emerging Markets Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The DuPont Capital Emerging Markets Fund’s ending account value on the first line in the table is based on the actual total return for the six-month period ended October 31, 2016 for the Fund of 10.41%.

**

Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2016 of 0.89% for Class I Shares of the DuPont Capital Emerging Markets Debt Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The DuPont Capital Emerging Markets Debt Fund’s ending account value on the first line in the table is based on the actual total return for the six-month period for the Fund of 6.59%.

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio Holdings Summary Table

October 31, 2016

(Unaudited)

The following table presents a summary by industry of the portfolio holdings of the Fund:

	% of Net Assets	Value
INDUSTRY CATEGORIES:
Commercial Banks	22.4%	$ 10,430,373
Oil, Gas & Consumable Fuels	8.9	4,158,147
Technology Hardware, Storage & Peripherals	7.9	3,669,460
Wireless Telecommunication Services	5.6	2,601,251
Semiconductors & Semiconductor Equipment	4.9	2,285,779
Internet Software & Services	4.7	2,178,563
Media	4.2	1,947,069
Construction Materials	3.1	1,426,698
Metals & Mining	2.8	1,290,074
Machinery	2.6	1,214,772
Automobiles	2.3	1,080,417
Industrial Conglomerates	1.8	858,215
Auto Components	1.8	839,311
Real Estate Management & Development	1.7	804,311
Electronic, Equipment, Instruments & Components	1.7	777,138
Chemicals	1.7	767,723
Hotels, Restaurants & Leisure	1.5	712,977
IT Services	1.5	686,988
Food & Staples Retailing	1.3	606,407
Beverages	1.2	566,316
Insurance	1.2	555,260
Road & Rail	1.1	516,423
Diversified Telecommunication Services	1.1	499,222
Textiles, Apparel & Luxury Goods	1.1	496,770
Air Freight & Logistics	1.0	469,473
Airlines	1.0	459,923
Aerospace & Defense	0.8	378,972
Household Durables	0.6	285,150
Multiline Retail	0.6	267,450
Paper & Forest Products	0.6	266,800
Electric Equipment	0.5	239,370
Specialty Retail	0.4	190,323
Exchange Traded Funds	2.6	1,206,493
Other Assets in Excess of Liabilities	3.8	1,774,206

NET ASSETS	100.0%	$46,507,824

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments

October 31, 2016

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 90.0%

Argentina — 1.6%
Banco Macro SA, ADR	6,291	$479,563
YPF SA, SP ADR	14,110	250,594

		730,157

Brazil — 4.0%
AMBEV SA	96,000	566,316
Embraer SA	70,700	378,972
Even Construtora e Incorporadora SA	205,000	285,150
Iochpe Maxion SA	64,000	326,617
Multiplus SA	22,000	299,399

		1,856,454

China — 19.8%
Air China Ltd., Class H	700,000	459,923
China Construction Bank Corp., Class H	1,830,000	1,336,352
China Mobile, Ltd.	112,168	1,285,041
China Overseas Land & Investment, Ltd.	262,000	804,311
CIMC Enric Holdings, Ltd.	584,000	244,001
CNOOC, Ltd.	581,000	731,057
Dongfeng Motor Group Co., Ltd., Class H	524,000	546,154
Haitian International Holdings, Ltd.	125,000	257,676
Industrial & Commercial Bank of China, Ltd., Class H	714,000	428,571
NetEase, Inc., ADR	3,950	1,015,110
Shenzhou International Group Holdings, Ltd.	75,000	496,770
Sinotrans, Ltd., Class H	997,000	469,473
Tencent Holdings Ltd.	43,900	1,163,453

		9,237,892

	Number of Shares	Value

COMMON STOCKS — (Continued)

Czech Republic — 1.7%
Komercni Banka AS	21,154	$774,028

Greece — 0.4%
JUMBO SA	13,388	190,323

Hungary — 1.2%
OTP Bank PLC	20,337	569,927

India — 6.9%
Coal India, Ltd.	106,227	518,144
HCL Technologies, Ltd.	59,736	686,988
ICICI Bank, Ltd., SP ADR	60,377	500,525
Oil India, Ltd.	130,457	813,971
Reliance Industries Ltd., SP GDR(a)	21,753	689,570

		3,209,198

Indonesia — 2.1%
Bank Mandiri Persero Tbk PT	439,300	386,957
Bank Rakyat Indonesia Persero Tbk PT	619,300	578,284

		965,241

Malaysia — 1.5%
Genting Bhd	159,396	297,861
Malayan Banking Bhd	207,730	391,119

		688,980

Mexico — 3.9%
Cemex SAB de CV, SP ADR*	99,712	865,500
Grupo Financiero Inbursa SAB de CV	255,000	415,534
Ternium SA, SP ADR	23,497	561,813

		1,842,847

Pakistan — 1.2%
Lucky Cement Ltd., GDR	21,896	561,198

The accompanying notes are an integral part of the financial statements.

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments (Continued)

October 31, 2016

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)

Poland — 1.6%
Bank Handlowy w Warszawie SA	14,549	$288,153
Bank Pekao SA	14,573	449,783

		737,936

Russia — 3.5%
Globaltrans Investment PLC, SP GDR	106,479	516,423
Magnit PJSC, SP GDR	15,291	606,407
Novolipetsk Steel OJSC, GDR	19,818	321,180
PhosAgro OAO, GDR	14,038	174,071

		1,618,081

South Africa — 10.8%
Barclays Africa Group, Ltd.	70,083	813,275
MTN Group, Ltd.	58,115	501,959
Naspers, Ltd.	9,838	1,647,671
Reunert, Ltd.	78,541	359,394
Sasol, Ltd.	28,290	781,228
Telkom SA SOC, Ltd.	108,303	499,222
Tsogo Sun Holdings, Ltd.	182,575	415,116

		5,017,865

South Korea — 14.1%
Hyundai Department Store Co., Ltd.	2,607	267,450
Hyundai Mobis	3,519	839,311
Hyundai Motor Co.	4,376	534,263
LG Chem, Ltd.	2,764	593,652
POSCO, SP ADR	7,836	407,080
Samsung Electronics Co., Ltd.	1,831	2,618,931
Samsung Life Insurance Co., Ltd.	5,754	555,260

	Number of Shares	Value

COMMON STOCKS — (Continued)

South Korea — (Continued)
Shinhan Financial Group Co., Ltd.	19,730	$754,755

		6,570,702

Taiwan — 10.6%
Asustek Computer, Inc.	54,000	472,731
Chicony Electronics Co., Ltd.	226,148	577,798
Chipbond Technology Corp.	263,000	363,061
CTBC Financial Holding Co., Ltd.	1,047,919	563,564
Hon Hai Precision Industry Co., Ltd.	287,705	777,138
Novatek Microelectronics Corp.	116,692	436,916
Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR	47,775	1,485,802
Teco Electric And Machinery Co., Ltd.	270,000	239,370

		4,916,380

Thailand — 3.3%
Advanced Info Service PCL	105,300	461,527
Bangkok Bank PCL NVDR	62,300	283,867
Kasikornbank PCL NVDR	85,370	419,048
PTT Exploration & Production PCL	157,900	373,583

		1,538,025

Turkey — 1.8%
Enka Insaat Ve Sanayi AS	326,598	498,821

The accompanying notes are an integral part of the financial statements.

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments (Concluded)

October 31, 2016

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)

Turkey — (Continued)
Turkcell Iletisim Hizmetleri AS*	109,389	$352,724

		851,545

TOTAL COMMON STOCKS (Cost $39,526,240)		41,876,779

PREFERRED STOCKS — 3.6%

Brazil — 3.6%
Itau Unibanco Holding SA	82,709	997,068
Marcopolo SA*	372,700	386,478
Suzano Papel E Celulose Sa	75,700	266,800

		1,650,346

TOTAL PREFERRED STOCKS (Cost $1,241,709)		1,650,346

EXCHANGE TRADED FUNDS — 2.6%
iShares MSCI Emerging Market Index Fund	32,485	1,206,493

TOTAL EXCHANGE TRADED FUNDS (Cost $1,070,058)		1,206,493

Value
TOTAL INVESTMENTS - 96.2% (Cost $41,838,007)	$44,733,618
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.8%	1,774,206

NET ASSETS - 100.0%	$46,507,824

*	Non-income producing.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security was purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At October 31, 2016 this security amounted to $689,570 or 1.5% of net assets. This security has been determined by the Adviser to be a liquid security.

ADR	American Depository Receipt
GDR	Global Depository Receipt
NVDR	Non-voting Depository Receipt
PCL	Public Company Limited
PLC	Public Limited Company
SP ADR	Sponsored American Depository Receipt
SP GDR	Sponsored Global Depository Receipt

The accompanying notes are an integral part of the financial statements.

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio Holdings Summary Table

October 31, 2016

(Unaudited)

The following table presents a summary by security type of the portfolio holdings of the Fund:

	% of Net Assets	Value
SECURITY TYPE:
Foreign Government Bonds and Notes	62.1%	$3,653,896
Corporate Bonds and Notes	29.8	1,755,127
Common Stocks	0.0	2,512
Other Assets in Excess of Liabilities	8.1	475,885

NET ASSETS	100.0%	$5,887,420

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments

October 31, 2016

(Unaudited)

	Par* Value	Value

CORPORATE BONDS AND NOTES — 29.8%

Austria — 0.0%
OGX Austria GmbH 8.38%, 04/01/2022(a)	$200,000	$2

Cayman Islands — 3.5%
Evergrande Real Estate Group Ltd. 8.75%, 10/30/2018	200,000	207,750

Israel — 4.0%
Israel Electric Corp., Ltd. 6.88%, 06/21/2023(b)	200,000	236,000

Netherlands — 6.5%
Majapahit Holding BV 7.88%, 06/29/2037(b)	150,000	193,875
Petrobras Global Finance BV 4.38%, 05/20/2023	100,000	90,625
Petrobras Global Finance BV 6.88%, 01/20/2040	100,000	89,500
Petrobras Global Finance BV 6.85%, 06/05/2115	10,000	8,500

		382,500

Russia — 6.0%
Gazprom OAO Via Gaz Capital SA 8.63%, 04/28/2034	150,000	192,562

	Par* Value	Value

CORPORATE BONDS AND NOTES — (Continued)

Russia — (Continued)
Russian Agricultural Bank OJSC Via RSHB Capital SA 7.75%, 05/29/2018	$150,000	$159,816

		352,378

Turkey — 3.5%
Export Credit Bank of Turkey 5.88%, 04/24/2019(b)	200,000	207,757

Venezuela — 6.3%
Petroleos de Venezuela SA 6.00%, 11/15/2026(b)	300,000	111,441
Petroleos de Venezuela SA 6.00%, 11/15/2026	200,000	74,294
Petroleos de Venezuela SA 5.38%, 04/12/2027	350,000	128,030
Petroleos de Venezuela SA 5.50%, 04/12/2037	150,000	54,975

		368,740

TOTAL CORPORATE BONDS AND NOTES (Cost $1,919,483)		1,755,127

The accompanying notes are an integral part of the financial statements.

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments (Continued)

October 31, 2016

(Unaudited)

		Par* Value	Value

FOREIGN GOVERNMENT BONDS & NOTES — 62.1%

Argentina — 3.5%
Argentine Republic Government International Bond 7.63%, 04/22/2046(b)		$190,000	$207,480

Brazil — 5.5%
Brazil Notas do Tesouro Nacional Serie F 10.00%, 01/01/2017	BRL	75,000	23,339
Brazil Notas do Tesouro Nacional Serie F 10.00%, 01/01/2021	BRL	1,000,000	300,746

			324,085

Colombia — 4.0%
Colombia Government International Bond 10.38%, 01/28/2033		150,000	232,500

Croatia — 3.8%
Croatia Government International Bond 6.00%, 01/26/2024		200,000	225,700

Dominican Republic — 3.8%
Dominican Republic International Bond 7.45%, 04/30/2044		200,000	222,000

Egypt — 1.5%
Egypt Government International Bond 6.88%, 04/30/2040		100,000	90,900

		Par* Value	Value

FOREIGN GOVERNMENT BONDS & NOTES — (Continued)

Greece — 1.4%
Hellenic Republic Government Bond 3.00%, 02/24/2027(c)	EUR	100,000	$75,207
Hellenic Republic Government Bond 3.00%, 02/24/2035(c)	EUR	10,000	6,426

			81,633

Hungary — 1.3%
Hungary Government International Bond 7.63%, 03/29/2041		50,000	76,200

Mexico — 9.9%
Mexican Bonos 10.00%, 12/05/2024	MXN	1,200,000	78,956
Mexican Bonos 10.00%, 11/20/2036	MXN	2,000,000	143,540
Petroleos Mexicanos 6.50%, 06/02/2041		125,000	121,500
Petroleos Mexicanos 5.50%, 06/27/2044		200,000	172,280
Petroleos Mexicanos 5.63%, 01/23/2046		50,000	43,237
Petroleos Mexicanos 6.75%, 09/21/2047(b)		25,000	24,781

			584,294

Mongolia — 3.7%
Mongolia Government International Bond 10.88%, 04/06/2021(b)		200,000	216,006

Morocco — 3.6%
Morocco Government International Bond 4.25%, 12/11/2022(b)		200,000	212,920

The accompanying notes are an integral part of the financial statements.

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments (Continued)

October 31, 2016

(Unaudited)

	Par* Value	Value

FOREIGN GOVERNMENT BONDS & NOTES — (Continued)

Pakistan — 1.7%
Pakistan Government International Bond 7.88%, 03/31/2036	$100,000	$101,328

Romania — 1.1%
Romanian Government International Bond 6.13%, 01/22/2044	50,000	64,920

Serbia — 0.3%
Republic of Serbia 6.75%, 11/01/2024(c)	14,590	14,736

South Africa — 3.5%
Eskom Holdings SOC Ltd. 6.75%, 08/06/2023	200,000	206,374

Sri Lanka — 3.5%
Sri Lanka Government International Bond 6.00%, 01/14/2019(b)	200,000	206,290

Ukraine — 9.5%
Privatbank CJSC Via UK SPV Credit Finance PLC 10.25%, 01/23/2018	80,000	67,304
Privatbank CJSC Via UK SPV Credit Finance PLC 11.00%, 02/09/2021	100,000	62,930
Ukraine Government International Bond 0.00%, 05/31/2040(b)(d)	50,000	15,804
Ukreximbank Via Biz Finance PLC 9.75%, 01/22/2025(b)	250,000	240,625

	Par* Value	Value

FOREIGN GOVERNMENT BONDS & NOTES — (Continued)

Ukraine — (Continued)
Ukreximbank Via Biz Finance PLC 8.16%, 02/09/2023(b)(d)	$210,000	$172,242

		558,905

Venezuela — 0.5%
Venezuela Government International Bond 11.75%, 10/21/2026	50,000	27,625

TOTAL FOREIGN GOVERNMENT BONDS & NOTES (Cost $3,658,784)		3,653,896

	Number of Shares

COMMON STOCKS — 0.0%

Brazil — 0.0%
OGX Petroleo e Gas SA, SP ADR**	3,188	2,512

TOTAL COMMON STOCKS (Cost $ — )		2,512

TOTAL INVESTMENTS - 91.9% (Cost $5,578,267)		5,411,535
OTHER ASSETS IN EXCESS OF LIABILITIES - 8.1%		475,885

NET ASSETS - 100.0%		$5,887,420

*	Par amount denominated in USD unless otherwise noted.
**	Non-income producing.
(a)	Investments with a total aggregate value of $2 or 0.00% of net assets were in default as of October 31, 2016.
(b)	Securities exempt from registration under Rule

The accompanying notes are an integral part of the financial statements.

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments (Concluded)

October 31, 2016

(Unaudited)

144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At October 31, 2016 these securities amounted to $2,045,221 or 35% of net assets. This security has been determined by the Adviser to be a liquid security.
(c)	Multi-Step Coupon. Rate disclosed is as of October 31, 2016.
(d)	Floating or variable rate security. Rate disclosed is as of October 31, 2016.

Forward foreign currency contracts outstanding as of October 31, 2016 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation/ (Depreciation)
BRL	1,000,000	USD	314,357	11/03/16	BNYM	$ (1,367)
USD	299,670	BRL	1,000,000	11/03/16	BRC	(13,319)
USD	154,871	BRL	500,000	01/19/17	BRC	2,028
USD	70,984	EUR	62,709	12/12/16	CAI	2,016

Net unrealized depreciation on forward foreign currency contracts:						$(10,642)

BNYM	Bank of New York Mellon
BRC	Barclays
BRL	Brazilian Real
CAI	Credit Agricole Securities Inc
EUR	Euro
MXN	Mexican Peso
SP ADR	Sponsored American Depository Receipt
USD	United States Dollar

The accompanying notes are an integral part of the financial statements.

DUPONT CAPITAL FUNDS

Statements of Assets and Liabilities

October 31, 2016

(Unaudited)

	DuPont Capital	DuPont Capital
	Emerging Markets	Emerging Markets
	Fund	Debt Fund
Assets
Investments, at value (Cost $41,838,007 and $5,578,267, respectively)	$44,733,618	$5,411,535
Cash	1,707,288	304,990
Foreign Currency (Cost $48,741 and $111,839, respectively)	48,633	111,820
Forward foreign currency contracts appreciation*	—	4,044
Dividends and interest receivable	149,494	97,370
Receivable from Investment Adviser	—	11,956
Prepaid expenses and other assets	40,332	24,057

Total assets	46,679,365	5,965,772

Liabilities
Payable for investments purchased	—	19,638
Payable for administration and accounting fees	40,251	18,105
Payable for printing fees	32,147	2,033
Payable for custodian fees	24,270	3,096
Payable to Investment Adviser	18,072	—
Payable for audit fees	18,042	14,282
Payable for legal fees	12,085	247
Payable for transfer agent fees	11,329	4,683
Payable for foreign taxes	7,457	—
Forward foreign currency contracts depreciation*	—	14,686
Accrued expenses	7,888	1,582

Total liabilities	171,541	78,352

Net Assets	$46,507,824	$5,887,420

Net Assets Consisted of:
Capital stock, $0.01 par value	$63,498	$5,860
Paid-in capital	134,191,546	5,882,920
Accumulated net investment income	454,952	229,910
Accumulated net realized loss from investments and foreign currency transactions	(91,067,862)	(53,050)
Net unrealized appreciation/(depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currency	2,865,690	(178,220)

Net Assets	$46,507,824	$5,887,420

Class I:
Net asset value, offering and redemption price per share ($46,507,824 / 6,349,739 shares) and ($5,887,420 / 586,006 shares), respectively	$7.32	$10.05

*	Primary risk exposure is foreign currency contracts.

The accompanying notes are an integral part of the financial statements.

DUPONT CAPITAL FUNDS

Statements of Operations

For the Six Months Ended October 31, 2016

(Unaudited)

	DuPont Capital	DuPont Capital
	Emerging Markets	Emerging Markets
	Fund	Debt Fund
Investment Income
Dividends	$886,517	$—
Interest	59	232,191
Less: foreign taxes withheld	(108,407)	—

Total investment income	778,169	232,191

Expenses
Advisory fees (Note 2)	232,538	17,925
Administration and accounting fees	50,750	33,391
Printing and shareholder reporting fees	50,724	827
Custodian fees (Note 2)	29,841	9,441
Legal fees	27,835	1,561
Trustees’ and officers’ fees (Note 2)	26,796	3,400
Audit fees	19,962	17,293
Transfer agent fees (Note 2)	12,856	13,309
Registration and filing fees	11,277	936
Other expenses	15,448	6,953

Total expenses	478,027	105,036

Less: waivers and reimbursements (Note 2)	(149,123)	(78,420)

Net expenses after waivers and reimbursements	328,904	26,616

Net investment income	449,265	205,575

Net realized and unrealized gain/(loss) from investments
Net realized gain from investments	191,752	64,316
Net realized gain from foreign currency transactions	1,552	16,172
Net realized gain/(loss) from forward currency contracts*	—	(81,452)
Net change in unrealized appreciation/(depreciation) on investments(a)	3,681,171	140,153
Net change in unrealized appreciation/(depreciation) on foreign currency translations	(26,954)	(7,288)
Net change in unrealized appreciation/(depreciation) on forward foreign currency contracts*	—	40,545

Net realized and unrealized gain on investments	3,847,521	172,446

Net increase in net assets resulting from operations	$4,296,786	$378,021

*	Primary risk exposure is foreign currency contracts.
(a)	Change in net unrealized appreciation/(depreciation) on investments for DuPont Capital Emerging Markets Fund was net of an increase in deferred foreign capital gains tax of $6,583.

The accompanying notes are an integral part of the financial statements.

DUPONT CAPITAL EMERGING MARKETS FUND

Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	October 31, 2016	Year Ended
	(Unaudited)	April 30, 2016
Increase/(Decrease) in net assets from operations:
Net investment income	$449,265	$1,573,543
Net realized gain/(loss) from investments and foreign currency transactions	193,304	(14,615,271)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	3,654,217	(14,191,128)

Net increase/(decrease) in net assets resulting from operations	4,296,786	(27,232,856)

Less Dividends and Distributions to Shareholders from:
Net investment income:
Class I	—	(417,312)

Net decrease in net assets from dividends and distributions to shareholders	—	(417,312)

Decrease in Net Assets Derived from Capital Share Transactions (Note 4)	(11,925,903)	(85,206,627)

Total decrease in net assets	(7,629,117)	(112,856,795)

Net assets
Beginning of period	54,136,941	166,993,736

End of period	$46,507,824	$54,136,941

Accumulated net investment income, end of period	$454,952	$5,688

The accompanying notes are an integral part of the financial statements.

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	October 31, 2016	Year Ended
	(Unaudited)	April 30, 2016
Increase/(decrease) in net assets from operations:
Net investment income	$205,575	$509,563
Net realized gain/(loss) from investments, forward foreign currency contracts and foreign currency transactions	(964)	54,208
Net change in unrealized appreciation/(depreciation) on investments, forward foreign currency contracts and foreign currency translations	173,410	25,904

Net increase in net assets resulting from operations	378,021	589,675

Less Dividends and Distributions to Shareholders from:
Net investment income:
Class I	(80,140)	(640,975)
Net realized capital gains:
Class I	—	(119,428)

Net decrease in net assets from dividends and distributions to shareholders	(80,140)	(760,403)

Decrease in Net Assets Derived from Capital Share Transactions (Note 4)	(220,688)	(1,445,645)

Total increase/(decrease) in net assets	77,193	(1,616,373)

Net assets
Beginning of period	5,810,227	7,426,600

End of period	$5,887,420	$5,810,227

Accumulated net investment income, end of period	$229,910	$104,475

The accompanying notes are an integral part of the financial statements.

DUPONT CAPITAL EMERGING MARKETS FUND

Financial Highlights

Contained below is per share operating performance data for Class I shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class I
	For the		For the	For the	For the	For the	For the
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	October 31, 2016		April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2016	2015	2014	2013	2012
Per Share Operating Performance
Net asset value, beginning of period	$6.64		$8.28	$8.79	$9.23	$9.26	$10.39

Net investment income	0.07		0.13 (1)	0.17 (1)	0.11 (1)	0.11 (1)	0.12
Net realized and unrealized gain/(loss) on investments	0.61		(1.73)	(0.53)	(0.44)	(0.05)	(1.19)

Net increase/(decrease) in net assets resulting from operations	0.68		(1.60)	(0.36)	(0.33)	0.06	(1.07)

Dividends and distributions to shareholders from:
Net investment income	—		(0.04)	(0.15)	(0.11)	(0.09)	(0.06)

Net asset value, end of period	$7.32		$6.64	$8.28	$8.79	$9.23	$9.26

Total investment return(2)	10.41%		(19.23)%	(3.97)%	(3.61)%	0.59%	(10.19)%

Ratio/Supplemental Data
Net assets, end of period (in thousands)	$46,508		$54,137	$166,994	$492,607	$467,901	$270,324
Ratio of expenses to average net assets	1.49	%(3)	1.60%	1.35%	1.31%	1.32%	1.41%
Ratio of expenses to average net assets without waivers and expense reimbursements(4)	2.16	%(3)	1.63%	1.35%	1.31%	1.32%	1.41%
Ratio of net investment income to average net assets	2.03	%(3)	1.81%	1.95%	1.20%	1.21%	1.30%
Portfolio turnover rate	11.1	%(5)	53.3%	86.4%	69.9%	118.5%	148.6	%(6)

(1)	The selected per share data was calculated using the average shares outstanding method for the year.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.
(6)	Portfolio turnover rate excludes securities received from processing two subscriptions-in-kind.

The accompanying notes are an integral part of the financial statements.

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Financial Highlights

Contained below is per share operating performance data for Class I shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class I
	For the				For the
	Six Months Ended		For the	For the	Period Ended
	October 31, 2016		Year Ended	Year Ended	September 27, 2013*
	(Unaudited)		April 30, 2016	April 30, 2015	to April 30, 2014
Per Share Operating Performance
Net asset value, beginning of period	$9.56		$9.77	$10.26	$10.00

Net investment income(1)	0.34		0.74	0.67	0.40
Net realized and unrealized gain/(loss) on investments	0.29		0.21	(0.43)	0.26

Net increase in net assets resulting from operations	0.63		0.95	0.24	0.66

Dividends and distributions to shareholders from:
Net investment income	(0.14)		(0.98)	(0.44)	(0.40)
Net realized capital gains	—		(0.18)	(0.29)	—

Total dividends and distributions to shareholders	(0.14)		(1.16)	(0.73)	(0.40)

Net asset value, end of period	$10.05		$9.56	$9.77	$10.26

Total investment return(2)	6.59%		10.82%	2.41%	6.72%

Ratio/Supplemental Data
Net assets, end of period (in thousands)	$5,887		$5,810	$7,427	$7,404
Ratio of expenses to average net assets	0.89	%(3)	0.89%	0.89%	0.89	%(3)
Ratio of expenses to average net assets without waivers and expense reimbursements(4)	3.51	%(3)	3.34%	2.25%	4.42	%(3)
Ratio of net investment income to average net assets	6.88	%(3)	7.93%	6.70%	6.83	%(3)
Portfolio turnover rate	6.4	%(5)	24.6%	23.7%	21.6	%(5)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

DUPONT CAPITAL FUNDS

Notes to Financial Statements

October 31, 2016

(Unaudited)

1. Organization and Significant Accounting Policies

The DuPont Capital Emerging Markets Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The DuPont Capital Emerging Markets Debt Fund is a non-diversified, open-end management investment company registered under the 1940 Act (the DuPont Capital Emerging Markets Fund and DuPont Capital Emerging Markets Debt Fund are each a “Fund”, and together, the “Funds”). The DuPont Capital Emerging Markets Fund commenced operations on December 6, 2010 and the DuPont Capital Emerging Markets Debt Fund commenced operations on September 27, 2013. The Funds are each a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Funds are each authorized to issue and offer Class I Shares.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service approved by the Board of Trustees. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amounts approximates market value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to continued volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Any assets held by the Funds that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds determine the daily NAV per share. Foreign securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Funds. Foreign securities are valued

DUPONT CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Forward exchange contracts are valued at the forward rate. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in accordance with the procedure adopted by the Trust’s Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of each Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The fair value of each Fund’s bonds is generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.

DUPONT CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following is a summary of the inputs used, as of October 31, 2016, in valuing each Fund’s investments carried at fair value:

	DuPont Capital Emerging Markets Fund
			Level 2
			Other	Level 3
		Level 1	Significant	Significant
	Total Value at	Quoted	Observable	Unobservable
	10/31/16	Prices	Inputs	Inputs
Common Stocks
Argentina	$730,157	$730,157	$—	$—
Brazil	1,856,454	1,856,454	—	—
China	9,237,892	1,015,110	8,222,782	—
Czech Republic	774,028	—	774,028	—
Greece	190,323	190,323	—	—
Hungary	569,927	—	569,927	—
India	3,209,198	1,190,095	2,019,103	—
Indonesia	965,241	—	965,241	—
Malaysia	688,980	—	688,980	—
Mexico	1,842,847	1,842,847	—	—
Pakistan	561,198	—	561,198	—
Poland	737,936	—	737,936	—
Russia	1,618,081	690,494	927,587	—
South Africa	5,017,865	359,394	4,658,471	—
South Korea	6,570,702	407,080	6,163,622	—
Taiwan	4,916,380	1,485,802	3,430,578	—
Thailand	1,538,025	—	1,538,025	—
Turkey	851,545	—	851,545	—
Preferred Stocks	1,650,346	1,650,346	—	—
Exchange Traded Funds	1,206,493	1,206,493	—	—

Total Investments	$44,733,618	$12,624,595	$32,109,023	$—

DUPONT CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

	DuPont Capital Emerging Markets Debt Fund
			Level 2
			Other	Level 3
		Level 1	Significant	Significant
	Total Value at	Quoted	Observable	Unobservable
Assets	10/31/16	Price	Inputs	Inputs
Corporate Bonds and Notes	$1,755,127	$—	$1,755,127	$—
Foreign Government Bonds & Notes	3,653,896	—	3,653,896	—
Common Stocks	2,512	2,512	—	—
Derivatives:
Foreign Currency Contracts Forward Foreign Currency Contracts	4,044	—	4,044	—

Total Assets	$5,415,579	$2,512	$5,413,067	$—

			Level 2
			Other	Level 3
		Level 1	Significant	Significant
	Total Value at	Quoted	Observable	Unobservable
Liabilities	10/31/16	Price	Inputs	Inputs
Derivatives:
Foreign Currency Contracts Forward Foreign Currency Contracts	$(14,686)	$—	$(14,686)	$—

Total Liabilities	$(14,686)	$—	$(14,686)	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market value, the fair value of each Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values each Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

DUPONT CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires each Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when each Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when each Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended October 31, 2016, there were transfers from Level 1 to Level 2 of $1,086,168 due to foreign fair value adjustments in the DuPont Capital Emerging Markets Fund. The DuPont Capital Emerging Markets Debt Fund had no transfers between Levels 1, 2 and 3.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums are recorded on a daily basis using the effective yield method except for short term securities, which records discounts and premiums on a straight-line basis. Dividends are recorded on the ex-dividend date. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

Each Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investment securities in the Statement of Operations.

DUPONT CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statement of Operations.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid at least annually to shareholders of the DuPont Capital Emerging Markets Fund and dividends from net investment income are declared daily and paid monthly to shareholders of the DuPont Capital Emerging Markets Debt Fund. Distributions from net realized capital gains, if any, will be declared and paid at least annually to shareholders and recorded on ex-date for both Funds. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, each Fund may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against each Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Forward Foreign Currency Contracts — A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a fund manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. The Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract.

DUPONT CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

For the six months ended October 31, 2016, the DuPont Capital Emerging Markets Debt Fund’s average monthly volume of forward foreign currency contracts was as follows:

Forward Foreign Currency Contracts - Payable (Value At Trade Date)	Forward Foreign Currency Contracts - Receivable (Value At Trade Date)
$(111,330)	$111,330

Currency Risk — Each Fund invests in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which each Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect each Fund’s NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for each Fund is determined on the basis of U.S. dollars, each Fund may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of each Fund’s holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of each Fund’s holdings in foreign securities.

Foreign Securities Market Risk — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

Emerging Markets Risk — The DuPont Capital Emerging Markets Fund and the DuPont Capital Emerging Markets Debt Fund invest in emerging market instruments which are subject to certain credit and market risks. The securities and currency markets of emerging market countries are generally smaller, less developed, less liquid and more volatile than the securities and currency markets of the United States and other developed markets. Disclosure and regulatory standards in many respects are less stringent than in other developed markets. There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets and enforcement of existing regulations may be extremely limited. Political and economic structures in many of these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristics of more developed countries.

DUPONT CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

Debt Investment Risk — Debt investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates. There is a risk that an issuer of a Fund’s debt investments may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high-yield/high-risk bonds, e.g., bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or if unrated are of comparable quality as determined by the manager, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Debt investments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise.

2. Transactions with Related Parties and Other Service Providers

DuPont Capital Management Corporation (“DuPont Capital” or the “Adviser”) serves as investment adviser to each Fund pursuant to an investment advisory agreement with the Trust. For its services, the Adviser is paid a monthly fee at the annual rate of 1.05% of the DuPont Capital Emerging Markets Fund’s average daily net assets; and 0.60% of the DuPont Capital Emerging Markets Debt Fund’s average daily net assets. The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of each Fund to the extent necessary to ensure that the Funds’ total operating expenses, excluding taxes, “Acquired Fund” fees and expenses, interest, extraordinary items, and brokerage commissions, do not exceed 1.27% and 0.89%, respectively, (on an annual basis) of the DuPont Capital Emerging Markets Fund and DuPont Capital Emerging Markets Debt Fund’s average daily net assets (the “Expense Limitation”), respectively. Effective September 1, 2016, the DuPont Capital Emerging Markets Fund’s Expense Limitation (on an annual basis) was reduced from 1.60% of the Fund’s average daily net assets to its current rate of 1.27%. The Expense Limitations will remain in place until August 31, 2017, unless the Board of Trustees approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for each Fund. The Adviser is permitted to seek reimbursement from the Funds, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless each Funds’ expenses are below the Expense Limitation amount.

For the six months ended October 31, 2016, the Adviser earned advisory fees of $232,538 and $17,925 for the DuPont Capital Emerging Markets Fund and DuPont Capital Emerging Markets Debt Fund, respectively. For the six months ended October 31, 2016, the Adviser waived fees and reimbursed expenses of $149,123 and $78,420 for the DuPont Capital Emerging Markets Fund and DuPont Capital Emerging Markets Debt Fund, respectively.

DUPONT CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

As of October 31, 2016, the amount of potential recoupment by the Adviser was as follows:

	Expiration	Expiration	Expiration	Expiration
	04/30/2017	04/30/2018	04/30/2019	04/30/2020
DuPont Capital Emerging Markets Fund	$—	$—	$30,175	$149,123
DuPont Capital Emerging Markets Debt Fund	123,234	101,163	157,238	78,420

Other Service Providers

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Funds. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annualized percentage rate of each Funds’ average daily net assets and is subject to certain minimum monthly fees. For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

BNY Mellon and the Custodian have the ability to recover such amounts previously waived if each Fund terminates its agreements with BNY Mellon or the Custodian within three years of signing the agreements.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Funds pursuant to an underwriting agreement between the Trust and the Underwriter.

Trustees and Officers

The Trust is governed by its Board of Trustees. The Trustees of the Trust receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. The remuneration paid to the Trustees by the Funds during the six months ended October 31, 2016 was $9,586. An employee of BNY Mellon serves as an Officer of the Trust and is not compensated by the Funds or the Trust.

Effective June 1, 2016 and July 1, 2016, JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. JWFM is compensated for the services provided to the Trust. Until May 31, 2016 and June 30, 2016 certain employees of BNY Mellon served as Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. They were not compensated by the Trust or the Funds.

DUPONT CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

Freeh Group International Solutions, LLC provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer.

3. Investment in Securities

For the six months ended October 31, 2016, aggregate purchases and sales of investment securities (excluding U.S. Government and agency short-term investments and other short-term investments) of the Funds were as follows:

	Purchases	Sales
DuPont Capital Emerging Markets Fund	$5,126,381	$4,701,407
DuPont Capital Emerging Markets Debt Fund	356,188	822,536

4. Capital Share Transactions

For the six months ended October 31, 2016 and the year ended April 30, 2016, transactions in capital shares (authorized shares unlimited) were as follows:

	DuPont Capital Emerging Markets Fund
	For the Six Months Ended
	October 31, 2016		For the Year Ended
	(Unaudited)		April 30, 2016
	Shares	Amount	Shares	Amount
Class I
Sales	113,304	$801,726	584,749	$3,962,487
Reinvestments	—	—	64,398	403,779
Redemptions	(1,913,762)	(12,727,629)	(12,662,309)	(89,572,893)

Net decrease	(1,800,458)	$(11,925,903)	(12,013,162)	$(85,206,627)

DUPONT CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

	DuPont Capital Emerging Markets Debt Fund
	For Six Months Ended
	October 31, 2016		For the Year Ended
	(Unaudited)		April 30, 2016
	Shares	Amount	Shares	Amount
Class I
Reinvestments	8,270	$80,139	65,825	$600,524
Redemptions	(30,177)	(300,827)	(217,761)	(2,046,169)

Net decrease	(21,907)	$(220,688)	(151,936)	$(1,445,645)

5. Federal Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Each Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the year ended April 30, 2016, the tax character of distributions paid by the DuPont Capital Emerging Markets Fund was $417,312 of ordinary income dividends and the DuPont Capital Emerging Markets Debt Fund were $743,335 and $17,068 of ordinary income dividends and long-term capital gains, respectively. For the year ended April 30, 2015, the tax character of distributions paid by the DuPont Capital Emerging Markets Fund and DuPont Capital Emerging Markets Debt Fund were $5,917,671 and $529,938 of ordinary income dividends, respectively. Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

DUPONT CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

As of April 30, 2016, the components of distributable earnings on a tax basis were as follows:

					Qualified
	Capital Loss	Undistributed	Undistributed	Unrealized	Late-Year
	Carryforward	Ordinary Income	Long-Term Gain	Depreciation	Losses
DuPont Capital Emerging Markets Fund	$(83,891,892)	$ 7,469	$—	$(3,697,909)	$(4,461,672)
DuPont Capital Emerging Markets Debt Fund	$—	$47,489	$—	$(294,643)	$(52,085)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes.

At October 31, 2016, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

	Federal Tax	Unrealized	Unrealized	Net Unrealized
	Cost*	Appreciation	Depreciation	Depreciation
DuPont Capital Emerging Markets Fund	$41,838,007	$5,836,497	$(2,940,886)	$2,895,611
DuPont Capital Emerging Markets Debt Fund	5,578,267	376,906	(543,638)	(166,732)

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain net capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year. For the year ended April 30, 2016, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until May 1, 2016. For the year ended April 30, 2016, the DuPont Capital Emerging Markets Fund had $4,461,672 net capital loss deferrals (comprised of long-term loss deferrals of $3,287,153 and short-term loss deferrals of $1,174,519). The DuPont Capital Emerging Markets Debt Fund had $52,085 net capital loss deferrals (comprised of long-term loss deferrals of $138,092 and short-term gain deferrals of $86,007).

Accumulated capital losses represent net capital loss carryforwards as of April 30, 2016 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of April 30, 2016, the DuPont Capital Emerging Markets Fund had capital loss carryforwards of $83,891,892,

DUPONT CAPITAL FUNDS

Notes to Financial Statements (Concluded)

October 31, 2016

(Unaudited)

of which $59,909,542 are long-term losses and $23,982,350 are short-term losses and have an unlimited period of capital loss carryforward. As of April 30, 2016, the DuPont Capital Emerging Markets Debt Fund had no capital loss carryforwards. On November 27, 2015, the DuPont Capital Emerging Markets Fund experienced a more than 50% change of ownership as defined by Internal Revenue Code Section 382(g) giving rise to an annual capital loss carryforward limitation on the use of pre-ownership change capital losses. At the time of the change the DuPont Capital Emerging Markets Fund had $ 83,500,000 of capital loss carryforwards impacted by the ownership change and the use of those losses against capital gains will be limited to $ 1,618,329 per tax year. The permitted annual capital loss, if not applied to capital gains in the tax year, will accumulate and be available in next year for use.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

DUPONT CAPITAL FUNDS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 447-0014 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Advisory Agreement

At a meeting held on June 20-21, 2016 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the advisory agreement between DuPont Capital Management Corporation (“DuPont Capital” or the “Advisor”) and the Trust (the “DuPont Agreement”) on behalf of DuPont Capital Emerging Markets Fund (the “EM Fund”) and DuPont Capital Emerging Markets Debt Fund (the “EM Debt Fund,” and together with the EM Fund, the “DuPont Funds”). At the Meeting, the Board considered the continuation of the Agreement with respect to the DuPont Funds for an additional one year period.

In determining whether to approve the Agreement, the Trustees considered information provided by the Advisor in accordance with Section 15(c) of the 1940 Act regarding: (i) services performed for the DuPont Funds, (ii) the size and qualifications of their portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of the DuPont Funds, (iv) investment performance, (v) the capitalization and financial condition of the Advisor, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the DuPont Funds and other clients, (viii) results of any regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on the Advisor’s ability to service the DuPont Funds, (x) compliance with the Funds’ investment objectives, policies and practices (including codes of ethics and proxy voting policies) and (xi) compliance with federal securities laws and other

DUPONT CAPITAL FUNDS

Other Information

(Unaudited)

regulatory requirements. The Trustees noted the reports and discussions with portfolio managers as provided at the Board meetings throughout the year covering matters such as the relative performance of the DuPont Funds; compliance with the investment objectives, policies, strategies and limitations for the DuPont Funds; the compliance of management personnel with the applicable code of ethics; and the adherence to the Trust’s pricing procedures as established by the Board.

Representatives from the Advisor attended the Meeting in person. The representatives discussed the firm’s history, performance and investment strategies in connection with the proposed approval of the Agreement and answered questions from the Board.

Performance. The Trustees considered the investment performance for the DuPont EM Fund and DuPont. The Trustees reviewed the historical performance charts for the one year, three year, five year and since inception periods ended April 30, 2016 for (i) the DuPont EM Fund; (ii) the MSCI Emerging Markets Index; and (iii) a comparable separately managed account composite (gross of fees). Additionally, the Trustees reviewed the historical performance charts for the year-to-date, one year, two year, three year, five year and since inception periods ended March 31, 2016 for the DuPont EM Fund and the Lipper Emerging Markets Fund Index, the DuPont EM Fund’s applicable Lipper peer index. The Trustees noted that the DuPont EM Fund underperformed each of the MSCI Emerging Markets Index (Net) and the comparable separately managed account composite for the one year, three year, five year and since inception periods ended April 30, 2016. Additionally, the Trustees noted that the DuPont EM Fund underperformed the Lipper Emerging Markets Fund Index for the one year, two year, three year, five year and since inception periods and outperformed for the year-to-date period ended March 31, 2016. The Trustees concluded that, although the DuPont EM Fund had underperformed the MSCI Emerging Markets Index, a comparable separately managed account composite (gross of fees) and the Lipper Emerging Markets Fund Index, the DuPont EM Fund’s applicable Lipper peer index during certain periods, the performance of the DuPont EM Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

The Trustees also considered the investment performance for the DuPont EM Debt Fund. The Trustees reviewed the historical performance charts for the one year and since inception periods ended April 30, 2016 for (i) the DuPont EM Debt Fund; (ii) the JPM EMBI Global Diversified Index; and (iii) a comparable separately managed account composite (gross of fees). Additionally, the Trustees reviewed the historical performance charts for the year-to-date, one year, two year and since inception periods ended March 31, 2016 for the DuPont EM Debt Fund and the Lipper Emerging Markets Hard Currency Debt Fund Index, the DuPont EM Debt Fund’s applicable Lipper index. The Trustees noted that the DuPont EM Debt Fund outperformed the JPM EMBI Global Diversified Index for the one year and since inception periods, outperformed the comparable separately managed account composite for the one year period and underperformed the comparable separately managed account composite for the since inception period, ended April 30, 2016. Additionally, the Trustees noted that the DuPont EM Debt Fund underperformed

DUPONT CAPITAL FUNDS

Other Information

(Unaudited)

the Lipper Emerging Markets Hard Currency Debt Fund Index for the year-to-date period and outperformed the Index for the one year, two year and since inception periods, all ended March 31, 2016. The Trustees concluded that the performance of the DuPont EM Debt Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

Fees. The Trustees noted that the representatives of DuPont had provided information regarding its advisory fees and an analysis of these fees in relation to the delivery of services to the DuPont Funds and any other ancillary benefit resulting from DuPont’s relationship with the Funds. The Trustees considered the fees that DuPont charges to its separately managed accounts, and evaluated the explanations provided by DuPont as to differences in fees charged to the DuPont Funds and separately managed accounts. The Trustees also reviewed a peer comparison of advisory fees and total expenses for the DuPont Funds versus other similarly managed funds.

The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each DuPont Fund:

DuPont EM Fund. The Trustees noted that the DuPont EM Fund’s gross advisory fee was higher than but substantially in line with, and the Fund’s net total expense ratio was lower than but substantially in line with, the gross advisory fee and net total expense ratio of the Lipper Emerging Markets Fund category. The Trustees concluded that the advisory fees and services provided by DuPont are consistent with those of other advisers and sub-advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the DuPont EM Fund based on the information provided at the Meeting.

DuPont EM Debt Fund. The Trustees noted that the DuPont EM Debt Fund’s gross advisory fee was higher and the Fund’s net total expense ratio was lower than the gross advisory fee and net total expense ratio of the Lipper Emerging Markets Hard Currency Debt Fund category. The Trustees concluded that the advisory fees and services provided by DuPont are consistent with those of other advisers and sub-advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the DuPont EM Debt Fund based on the information provided at the Meeting.

Knowledge, experience, and qualifications. The Board considered the level and depth of knowledge of DuPont, including the professional experience and qualifications of senior personnel. In evaluating the quality of services to be provided by DuPont, the Board took into account its familiarity with DuPont’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account DuPont’s compliance policies and procedures and reports regarding DuPont’s compliance operations from the Trust’s CCO. The Board also considered any potential conflicts of interest that may arise in a portfolio manager’s management of the DuPont Funds’ investments on the one hand, and the investments of other accounts, on the other. The Trustees reviewed the services provided to

DUPONT CAPITAL FUNDS

Other Information

(Unaudited) (Concluded)

the DuPont Funds by DuPont and concluded that the nature, extent and quality of the services provided were appropriate and consistent with the terms of the DuPont Agreement, that the quality of the proposed services appeared to be consistent with industry norms and that the DuPont Funds are likely to benefit from the continued receipt of those services. They also concluded that DuPont has sufficient personnel, with the appropriate education and experience, to serve the DuPont Funds effectively and had demonstrated their ability to attract and retain qualified personnel.

Costs. The Trustees considered the costs of the services provided by DuPont, the compensation and benefits received by DuPont in providing services to the DuPont Funds, as well as DuPont’s profitability. The Trustees were provided with the most recent Item 6 of Form 10-K of DuPont’s parent company for its most recent fiscal year ended December 31, 2015. The Trustees noted that DuPont’s level of profitability is an important factor to consider, and the Trustees should be satisfied that DuPont’s profits are sufficient to continue as a healthy concern generally and as investment adviser of the DuPont Funds specifically. The Trustees concluded that DuPont’s advisory fee level was reasonable in relation to the nature and quality of the services provided, taking into account the current size and projected growth of the DuPont Funds.

Economies of Scale. The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the DuPont Funds grow, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board noted that economies of scale may be achieved at higher asset levels for the DuPont Funds for the benefit of fund shareholders, but that the advisory fee did not currently include breakpoint reductions as asset levels increased.

At the Meeting, the Trustees unanimously approved the DuPont Agreement for an additional one year period. In voting to approve the continuation of the DuPont Agreement, the Board considered all factors it deemed relevant and the information presented to the Board by DuPont. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his or her own judgment. The Board determined that the continuation of the DuPont Agreement would be in the best interests of the DuPont Funds and their shareholders.

[THIS PAGE INTENTIONALLY LEFT BLANK.]

Investment Adviser

DuPont Capital Management Corporation

One Righter Parkway

Suite 3200

Wilmington, DE 19803

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

DUP-1015

DUPONT CAPITAL

EMERGING MARKETS

FUND

DUPONT CAPITAL

EMERGING MARKETS

DEBT FUND

of

FundVantage Trust

Class I

SEMI-ANNUAL

REPORT

October 31, 2016

(Unaudited)

This report is submitted for the general information of the shareholders of the DuPont Capital Emerging Markets Fund and the DuPont Capital Emerging Markets Debt Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the DuPont Capital Emerging Markets Fund and the DuPont Capital Emerging Markets Debt Fund.

EIC VALUE FUND

Semi-Annual Investment Adviser’s Report

October 31, 2016

(Unaudited)

Dear Fellow Shareholder,

Thank you for reviewing our semi-annual report. In it, we discuss our perspective on the market, the EIC Value Fund’s (the “Fund”) performance, and some of our recent purchase and sale activity in the Fund. More information on the Fund follows our comments.

Perspective on the Market

Several factors suggest the market has become less concerned about risk. From a valuation perspective, today’s market prices are high, even assuming long-term interest rates remain low and earnings growth accelerates.

Looking at fundamentals, corporations have achieved limited growth in the post-2008 environment, often via unsustainable methods that should not be capitalized. For example, firms have increased their profit margins by lowering investment spending, reduced taxes through the use of overseas tax shelters, refinanced debt at lower interest rates, and borrowed to make stock buy-backs and accretive acquisitions. Meanwhile, earnings quality continues to be poor. Investors are giving too much credence to non-GAAP financial measures, which companies often use to claim progress by treating some real costs as “one-time”.

We believe the market is capitalizing not only today’s accommodative financial environment but, also, a continuation of the benign environment into the foreseeable future. Moreover, in our view, businesses that are selling for reasonable valuations today typically have weak fundamentals and may prove to be value traps. Finally, those businesses that we feel are selling for a reasonable price and that we believe have decent fundamentals are inevitably in areas where we already have plenty of exposure. For instance, we could find another bank or health care company to invest in, but collectively the finance and health care sectors currently represent over 36% of the Fund. Increasing that concentration could add to risk. Diversification is an important component of our investment process. In contrast to some investment managers who place big bets on individual stocks or sectors, we operate under the belief that what we know about an investment is often less important than what we don’t know. That is, unpredictable macroeconomic, geopolitical, and/or company-specific events can dramatically alter an investment’s outcome. Accordingly, the Fund is relatively well diversified across a number of different sectors, industries, and stocks.

In this environment, we are finding it increasingly difficult to identify investments with desirable prospective returns. As a result, cash levels in the Fund now exceed 16%. Cash creates a drag on performance in rising markets. However, our objective is not to track volatile stock-market indices. Rather, in pursuit of the Fund’s objective of long-term capital appreciation, we seek to achieve strong returns over a full market cycle with lower-than market volatility.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (855) 430-6487.

1

EIC VALUE FUND

Semi-Annual Investment Adviser’s Report (Continued)

October 31, 2016

(Unaudited)

Fund Performance

For the six months ending October 31, 2016, the Fund’s Institutional Class shares rose 3.45% net of expenses. The Russell 3000® Value Index gained 4.59%, while the S&P 500® Index increased 4.06%.

Performance attribution for the six-month period follows. Fund results are compared to the Russell 3000® Value Index unless otherwise noted.

The Fund’s cash position continues to be high, 16.1% at the end of October, because we find very few compelling opportunities in today’s market. Given the market increase, cash has been the largest factor contributing to the Fund’s underperformance over the last six months.

We don’t target sector weightings, either in an absolute sense or relative to market indices; they are instead principally a residual of stock selection. Nevertheless, it is at times instructive to see how sector allocations affected performance.

Nine of the eleven sectors in the Russell 3000® Value Index posted positive returns for the six months. (There used to be ten sectors – real estate was part of finance but is now a distinct sector.) Information technology was the big winner, gaining 17.3%. Financials were next, increasing 6.3%, followed by consumer staples, up 5.9%. We were overweight all three sectors relative to the index.

The two sectors with negative returns over the six-month period were telecommunication services and consumer discretionary, which fell 2.8% and 0.5%, respectively. The energy sector was also weak, rising only 0.5%. Fortunately, we were underweight telecomm and energy, though we were overweight consumer discretionary. On balance, our sector allocations were a positive contributor to Fund performance.

Our security selection in the technology sector also helped. Our holdings gained a combined 24.8%, versus 17.3% for the index’s tech stocks. Qualcomm, up 38.5%, Taiwan Semiconductor, up 36.8%, and Microsoft, up 21.8% were the Fund’s standout performers. Other Fund holdings of note included eBay, up 16.7%, Honda, up 12.4%, and Charles Schwab, up 12.1%.

Our energy holdings – especially Diamond Offshore Drilling – were a significant contributor to the Fund’s performance shortfall over the six-month period. Diamond Offshore is a large contract driller and service provider to offshore oil exploration and production companies. The firm has a diversified fleet of rigs including shallow-water jack-ups, mid-water and deep-water semi-submersibles, and deep-water and ultra-deep-water drill ships. Diamond has done an admirable job of managing costs amid the decline in oil prices from their 2014 highs, and has even managed to deliver positive earnings surprises relative to Wall Street expectations. Nonetheless, the stock recently sold off on the news that one of its clients, Petrobras, the semi-public Brazilian oil company, had terminated its contract for one of Diamond’s semi-submersible drilling rigs. Despite the loss of an important contract, Diamond has maintained its strong financial position – it’s the best capitalized company in its industry, even before considering the financial strength of its majority shareholder, Loews Corporation – and has an ample order backlog. Accordingly, we continue to maintain a small position in the stock.

Our security selection in the finance sector also adversely affected Fund performance. More specifically, Franklin Resources declined 8.9%, and Wells Fargo dropped 6.5%.

2

EIC VALUE FUND

Semi-Annual Investment Adviser’s Report (Continued)

October 31, 2016

(Unaudited)

Franklin faces near-term headwinds, namely subpar fund returns and investor outflows. Moreover, asset management firms typically aren’t able to quickly turn things around – performance needs to improve for a while before new inflows begin. Nonetheless, Franklin has a long history of organic growth, strong returns on equity, and shareholder-friendly management, albeit with the cyclicality that comes with the asset management business. And the stock trades at a very attractive valuation – it’s among the cheapest stocks in the Fund. While value stocks can often get cheaper, as Franklin has done since our purchase, we think the current price discounts the risks facing the company and offers us the possibility of a good prospective return. Thus, we continue to hold a small position in the Fund.

As widely reported in the news, Wells Fargo recently reached a settlement with the Consumer Financial Protection Bureau, the Office of the Comptroller of the Currency, and the City of Los Angeles over the opening of unauthorized customer accounts. Since disclosure of the settlement, Wells Fargo has been criticized by the Treasury Secretary and Congress, Federal prosecutors are reportedly in the early stages of an investigation into the firm’s sales practices, and CEO John Stumpf, a nearly 35-year veteran of the bank, was forced to retire.

The opening of unauthorized customer accounts is, of course, unacceptable behavior. While we are disappointed by management’s lapse in policy and oversight, we have not changed our outlook or valuation for the company based on information released to date. Overall, we continue to like the bank’s focus on plain-vanilla lending instead of complicated Wall Street products, and we believe the impact on Wells Fargo’s ability to grow its business will be manageable. Therefore, there’s no change to our investment thesis.

Portfolio Activity

Here’s a recap of our purchase and sale activity over the past six months, starting with purchases.

The June volatility resulting from Brexit was fleeting, lasting just a few days, and did not drive stock prices low enough on a broad basis to present many new opportunities. It did, however, allow us to increase our positions in GlaxoSmithKline, a London-based pharmaceutical company, and eBay, the San-Jose-based e-commerce company.

We also added to our position in Target Corporation on price weakness after its earnings release indicated a slowdown in sales and consumer spending and provided decreased guidance for 2016. Target is effectively managing margins, costs, and its balance sheet within a challenging retail environment. In a market with relatively few opportunities, we believe Target represents a quality company selling at an attractive value.

We made two new purchases during the six-month period.

In September, we purchased a 2% position in Verizon Communications, a stock we have owned in separately managed accounts in the past. Since we sold it from those accounts in January of 2011, Verizon has continued to transition away from its legacy wireline business toward wireless. Notably, the company purchased Vodafone’s minority interest in the wireless business in 2014 and has divested significant wireline business. The remaining wireline business has continued to shift toward FIOS fiber-to-premise, which is much more durable than old technology dial-tone business. Verizon generates substantial free cash, which validates its earnings power and amply covers its dividend. Margins are high and stable, and returns on capital are good, especially considering the capital-intensive nature of the business.

3

EIC VALUE FUND

Semi-Annual Investment Adviser’s Report (Continued)

October 31, 2016

(Unaudited)

The wireless business continues to grow while maintaining premium pricing even in the face of recent fierce price competition from T-Mobile and Sprint. Overall, Verizon’s business is better than when we sold it and more attractively priced as well.

In October, we purchased a 1.5% position in PPG Industries, Inc., a large, global coatings business, manufacturing paints and coatings for a wide variety of applications, including automotive and commercial transport, aircraft, marine, rail, and architectural. Over the past year, PPG’s earnings growth has slowed due, in part, to headwinds from the strong dollar and a soft global economy. Its stock price declined with that slowdown, enabling us to initiate a position at what we believe is an attractive entry point.

PPG has transformed itself over the years from a diversified set of businesses including coatings, commodity chemicals, and glass to one focused primarily on coatings. Lower margin businesses such as chemicals and most of its glass businesses have been divested. Meanwhile, PPG has added scale and geographic reach to its higher-profit coatings business through selective bolt-on acquisitions. This transformation has improved the business’s growth profile, margins and returns on capital. In doing so, PPG has maintained a strong balance sheet, with reasonable leverage, and has positioned itself to grow and earn high returns on capital.

We’ll turn now to our sales activity.

We sold our position in Bed Bath & Beyond. The company reported disappointing results, but, unlike Target, its margins and balance sheet show long-term structural decline, exacerbated by aggressive stock buy-backs to boost earnings per share.

Shire PLC offered to acquire one of our holdings, Baxalta. Baxter International, which we also owned, offered a premium to exchange its shares for Baxalta shares, which Baxter retained from its earlier spin-off of Baxalta. We accepted the exchange and in the end, we held a small (less than 1%) position in Shire PLC and a 2% position in Baxter International. We subsequently sold our position in both stocks, based primarily on valuation, as well as concerns over the strength of Shire’s balance sheet. A great deal of back-office effort was required to implement these actions on behalf of Fund investors; we offer a special thanks to our trading and operations staff for successfully dealing with a very complex transaction.

Finally, we trimmed eBay, Mack-Cali Realty, and Taiwan Semiconductor, all of which have performed well this year, due to valuations and to keep position sizes in check. We also trimmed Franklin Resources over concerns about deteriorating fundamentals, though it does remain one of the Fund’s most inexpensive stocks.

We have said for some time that today’s investment environment is a difficult one to navigate. The impact of low interest rates and central-bank-infused liquidity has been quite broad, and there are few obvious areas in which to avoid the risk. Over a full-market cycle, we believe our most important contribution in protecting investor capital will be through paying reasonable prices for companies with sustainable earnings growth, while avoiding those with excessive balance-sheet risk.

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ending October 31, 2016 and reflects the views of the investment adviser at the time of this writing. Of course, these views may change and do not guarantee the future performance of the Fund or the markets.

4

EIC VALUE FUND

Semi-Annual Investment Adviser’s Report (Concluded)

October 31, 2016

(Unaudited)

The above commentary is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

Portfolio composition is subject to change. The current and future portfolio holdings of the Fund are subject to investment risk.

5

EIC VALUE FUND

Semi-Annual Report

Performance Data

October 31, 2016

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2016
	Six				Since
	Months†	1 Year	3 Years	5 Years	Inception*
Class A (with sales charge)	-2.32%	-0.67%	3.24%	7.60%	6.67%
Class A (without sales charge)	3.38%	5.12%	5.20%	8.81%	7.78%
Russell 3000® Value Index	4.59%	6.55%	7.33%	13.17%	10.22	%**
S&P 500® Index	4.06%	4.51%	8.84%	13.57%	11.17	%**

Class C (with CDSC charge)	1.95%	3.35%	4.42%	8.00%	7.48%
Class C (without CDSC charge)	2.95%	4.35%	4.42%	8.00%	7.48%
Russell 3000® Value Index	4.59%	6.55%	7.33%	13.17%	11.15	%**
S&P 500® Index	4.06%	4.51%	8.84%	13.57%	11.86	%**

Institutional Class	3.45%	5.41%	5.45%	9.08%	7.96%
Russell 3000® Value Index	4.59%	6.55%	7.33%	13.17%	9.80	%**
S&P 500® Index	4.06%	4.51%	8.84%	13.57%	10.96	%**

†	Not Annualized.

*	Class A, Class C and Institutional Class shares of the EIC Value Fund (the “Fund”) commenced operations on May 19, 2011, July 18, 2011 and May 1, 2011, respectively.

**	Benchmark performance is from commencement date of the class only and is not the commencement date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (855) 430-6487.

The returns shown for Class A shares reflect a deduction for the maximum front-end sales charge of 5.50%. The returns shown for Class C shares reflect a maximum deferred sales charge of 1.00%. All of the Fund’s share classes apply a 2.00% fee to the value of shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above. The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated September 1, 2016, are 1.24% and 1.28% for Class A shares, 1.99% and 2.03% for Class C shares and 0.99% and 1.03% for Institutional Class shares, respectively, of the Class’ average daily net assets. The ratios may differ from the actual expenses incurred by the Fund for the period covered by this report. Equity Investment Corporation (the “Adviser”) has contractually agreed to waive or otherwise reduce its annual compensation received from the Fund to the extent necessary to ensure that the Fund’s “Total Annual Fund Operating Expenses,” excluding taxes, any class-specific fees and expenses (such as Rule 12b-1 distribution fees or shareholder service fees), “Acquired Fund” fees and expenses, interest, extraordinary items and brokerage commissions, exceed 1.00% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2017, unless the Board of Trustees of FundVantage Trust (“the Trust”) approves its earlier termination. Subject to approval by the Board of Trustees, the Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the year in which the Adviser reduced its compensation and/or assumed expenses of the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived

6

EIC VALUE FUND

Semi-Annual Report

Performance Data (Concluded)

October 31, 2016

(Unaudited)

and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

Mutual fund investing involves risk, including possible loss of principal. Value investing involves the risk that the Fund’s investing in companies believed to be undervalued will not appreciate as anticipated. The Fund may invest in the stocks of smaller- and medium-sized companies which may be more vulnerable to adverse business or economic events than larger, more established companies.

The Fund intends to evaluate performance as compared to that of the S&P 500® Index and the Russell 3000® Value Index. The S&P 500® is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. The Russell 3000® Value Index is an unmanaged index that measures the performance of the 3,000 largest U.S. stocks, representing about 98% of the total capitalization of the entire U.S. stock market. It is impossible to invest directly in an index.

7

EIC VALUE FUND

Fund Expense Disclosure

October 31, 2016

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments (if any) or redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from May 1, 2016 through October 31, 2016 and held for the entire period.

Actual Expenses

The first line of each accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of each accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments (if any) or redemption fees. Therefore, the second line of each accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8

EIC VALUE FUND

Fund Expense Disclosure (Concluded)

October 31, 2016

(Unaudited)

	EIC Value Fund
	Beginning Account Value	Ending Account Value	Expenses Paid
	May 1, 2016	October 31, 2016	During Period*
Class A
Actual	$1,000.00	$1,033.80	$6.15
Hypothetical (5% return before expenses)	1,000.00	1,019.16	6.11
Class C
Actual	$1,000.00	$1,029.50	$9.98
Hypothetical (5% return before expenses)	1,000.00	1,015.38	9.91
Institutional Class
Actual	$1,000.00	$1,034.50	$4.87
Hypothetical (5% return before expenses)	1,000.00	1,020.42	4.84

*

Expenses are equal to the Fund’s annualized expense ratio for the six-month period ended October 31, 2016 of 1.20%, 1.95%, and 0.95% for Class A, Class C, and Institutional Class shares, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Fund’s ending account values on the first line in each table are based on the actual six-month total returns for the Fund of 3.38%, 2.95%, and 3.45% for Class A, Class C, and Institutional Class shares, respectively.

9

EIC VALUE FUND

Portfolio Holdings Summary Table

October 31, 2016

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net
	Assets	Value
COMMON STOCKS:
Financial	23.7%	$69,723,692
Consumer, Non-cyclical	20.0	59,086,109
Consumer, Cyclical	11.1	32,656,603
Communications	7.7	22,705,554
Technology	7.0	20,769,173
Energy	6.5	19,049,850
Utilities	4.0	11,882,083
REITs-Diversified	1.6	4,749,905
Basic Materials	1.5	4,423,675
REITs-Office Property	1.0	2,846,114
Short-Term Investment	14.3	42,225,661
Other Assets in Excess of Liabilities	1.6	4,738,365

NET ASSETS	100.0%	$294,856,784

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

10

EIC VALUE FUND

Portfolio of Investments

October 31, 2016

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 84.1%

Basic Materials — 1.5%
PPG Industries, Inc.	47,500	$4,423,675

Communications — 7.7%
Cisco Systems, Inc.	194,905	5,979,686
eBay, Inc.*	393,575	11,220,823
Verizon Communications, Inc.	114,450	5,505,045

		22,705,554

Consumer, Cyclical — 11.1%
Honda Motor Co. Ltd., SP ADR	286,900	8,558,227
Target Corp.	159,625	10,971,026
Wal-mart Stores, Inc.	187,480	13,127,350

		32,656,603

Consumer, Non-cyclical — 20.0%
Baxter International, Inc.	—	1
Express Scripts Holding Co.*	120,000	8,088,000
GlaxoSmithKline PLC, SP ADR	224,095	8,966,041
Johnson & Johnson	69,135	8,018,969
Medtronic PLC	105,625	8,663,362
Pepsico, Inc.	107,125	11,483,800
Procter & Gamble Co. (The)	95,370	8,278,116
Shire PLC, ADR	1	121
Whole Foods Market, Inc.	197,515	5,587,699

		59,086,109

Energy — 6.5%
Chevron Corp.	58,480	6,125,780
Diamond Offshore Drilling, Inc.	205,590	3,390,179
Exxon Mobil Corp.	114,425	9,533,891

		19,049,850

	Number of Shares	Value

COMMON STOCKS — (Continued)

Financial — 23.7%
American Express Co.	153,600	$10,202,112
Charles Schwab Corp. (The)	243,500	7,718,950
Franklin Resources, Inc.	84,175	2,833,330
PNC Financial Services Group, Inc. (The)	111,900	10,697,640
SunTrust Banks, Inc.	151,980	6,874,055
Torchmark Corp.	77,505	4,914,592
Travelers Cos, Inc. (The)	75,610	8,179,490
US Bancorp	211,050	9,446,598
Wells Fargo & Co.	192,500	8,856,925

		69,723,692

REITs-Diversified — 1.6%
Annaly Capital Management, Inc. REIT	458,485	4,749,905

REITs-Office Property — 1.0%
Mack-Cali Realty Corp. REIT	110,830	2,846,114

Technology — 7.0%
Microsoft Corp.	133,230	7,983,142
QUALCOMM, Inc.	95,000	6,528,400
Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR	201,210	6,257,631

		20,769,173

Utilities — 4.0%
Exelon Corp.	348,755	11,882,083

TOTAL COMMON STOCKS (Cost $208,494,823)		247,892,758

The accompanying notes are an integral part of the financial statements.

11

EIC VALUE FUND

Portfolio of Investments (Concluded)

October 31, 2016

(Unaudited)

	Number of Shares	Value

SHORT-TERM INVESTMENT — 14.3%

Money Market Fund — 14.3%
Dreyfus Institutional Treasury Securities Advantage Fund, Premier Shares 0.01%(a)	42,225,661	$42,225,661

TOTAL SHORT-TERM INVESTMENT (Cost $42,225,661)		42,225,661

TOTAL INVESTMENTS - 98.4% (Cost $250,720,484)		290,118,419
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.6%		4,738,365

NET ASSETS - 100.0%		$294,856,784

*	Non-income producing.
(a)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2016.

ADR	American Depository Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depository Receipt

The accompanying notes are an integral part of the financial statements.

12

EIC VALUE FUND

Statement of Assets and Liabilities

October 31, 2016

(Unaudited)

Assets
Investments, at value (Cost $250,720,484)	$290,118,419
Cash	853,671
Receivable for investments sold	5,378,391
Receivable for capital shares sold	286,462
Dividends and interest receivable	266,551
Prepaid expenses and other assets	93,882

Total assets	296,997,376

Liabilities
Payable for investments purchased	852,665
Payable for capital shares redeemed	897,934
Payable to Adviser	189,184
Payable for administration and accounting fees	57,668
Payable for distribution fees	42,878
Payable for transfer agent fees	34,329
Payable for legal fees	11,065
Payable for shareholder servicing fees	10,281
Payable for custodian fees	8,440
Accrued expenses	36,148

Total liabilities	2,140,592

Net Assets	$294,856,784

Net Assets Consisted of:
Capital stock, $0.01 par value	$219,108
Paid-in capital	250,480,312
Accumulated net investment income	1,885,580
Accumulated net realized gain from investments	2,873,849
Net unrealized appreciation on investments	39,397,935

Net Assets	$294,856,784

Class A:
Net asset value, redemption price per share ($56,565,986 / 4,203,835 shares)	$13.46
Maximum offering price per share (100/94.5 of $13.46)	$14.24
Class C:
Net asset value, offering and redemption price per share ($47,501,349 / 3,584,716 shares)	$13.25
Institutional Class:
Net asset value, offering and redemption price per share ($190,789,449 / 14,122,268 shares)	$13.51

The accompanying notes are an integral part of the financial statements.

13

EIC VALUE FUND

Statement of Operations

For the Six Months Ended October 31, 2016

(Unaudited)

Investment Income
Dividends	$3,254,729
Less: foreign taxes withheld	(72,502)
Interest	35,375

Total investment income	3,217,602

Expenses
Advisory fees (Note 2)	1,155,777
Distribution fees (Class C) (Note 2)	190,041
Administration and accounting fees (Note 2)	90,087
Distribution fees (Class A) (Note 2)	77,611
Transfer agent fees (Note 2)	75,806
Shareholder servicing fees (Class C) (Note 2)	63,347
Registration and filing fees	35,043
Legal fees	24,814
Printing and shareholder reporting fees	17,242
Custodian fees (Note 2)	16,545
Trustees’ and officers’ fees (Note 2)	16,448
Audit fees	13,992
Other expenses	18,215

Total expenses	1,794,968

Net investment income	1,422,634

Net realized and unrealized gain/(loss) from investments:
Net realized gain from investments	3,360,400
Net change in unrealized appreciation/(depreciation) on investments	5,811,160

Net realized and unrealized gain on investments	9,171,560

Net increase in net assets resulting from operations	$10,594,194

The accompanying notes are an integral part of the financial statements.

14

EIC VALUE FUND

Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	October 31, 2016	Year Ended
	(Unaudited)	April 30, 2016
Increase/(Decrease) in net assets from operations:
Net investment income	$1,422,634	$2,706,079
Net realized gain/(loss) from investments	3,360,400	(486,551)
Net change in unrealized appreciation/(depreciation) on investments	5,811,160	(13,745,752)

Net increase/(decrease) in net assets resulting from operations	10,594,194	(11,526,224)

Less Dividends and Distributions to Shareholders from:
Net investment income:
Class A	—	(732,542)
Class C	—	(147,071)
Institutional Class	—	(2,258,668)

Total net investment income	—	(3,138,281)

Net realized capital gains:
Class A	—	(1,409,072)
Class C	—	(1,111,461)
Institutional Class	—	(3,416,089)

Total net realized capital gains	—	(5,936,622)

Net decrease in net assets from dividends and distributions to shareholders	—	(9,074,903)

Decrease in Net Assets Derived from Capital Share Transactions (Note 4)	(29,549,930)	(3,478,118)

Total decrease in net assets	(18,955,736)	(24,079,245)

Net assets
Beginning of period	313,812,520	337,891,765

End of period	$294,856,784	$313,812,520

Accumulated net investment income, end of period	$1,885,580	$462,946

The accompanying notes are an integral part of the financial statements.

15

EIC VALUE FUND

Financial Highlights

Contained below is per share operating performance data for Class A shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class A
	For the						For the
	Six Months		For the	For the	For the	For the	Period
	Ended		Year	Year	Year	Year	May 19,
	October 31,		Ended	Ended	Ended	Ended	2011* to
	2016		April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2016	2015	2014	2013	2012
Per Share Operating Performance
Net asset value, beginning of period	$13.02		$13.91	$13.37	$11.91	$10.65	$10.00

Net investment income(1)	0.06		0.11	0.12	0.12	0.12	0.08
Net realized and unrealized gain/(loss) on investments	0.38		(0.60)	0.98	1.70	1.22	0.61

Net increase/(decrease) in net assets resulting from operations	0.44		(0.49)	1.10	1.82	1.34	0.69

Dividends and distributions to shareholders from:
Net investment income	—		(0.14)	(0.10)	(0.11)	(0.08)	(0.04)
Net realized capital gains	—		(0.26)	(0.46)	(0.25)	— (2)	—

Total dividends and distributions to shareholders	—		(0.40)	(0.56)	(0.36)	(0.08)	(0.04)

Redemption fees	—		— (2)	— (2)	— (2)	— (2)	—	(2)

Net asset value, end of period	$13.46		$13.02	$13.91	$13.37	$11.91	$10.65

Total investment return(3)	3.38%		(3.44)%	8.22%	15.46%	12.73%	6.97%

Ratio/Supplemental Data
Net assets, end of period (in thousands)	$56,566		$65,882	$85,653	$130,805	$83,932	$33,969
Ratio of expenses to average net assets	1.20	%(4)	1.25%	1.25%	1.25%	1.25%	1.25	%(4)
Ratio of expenses to average net assets without waivers, expense reimbursements and recoupments, if any(5)	1.20	%(4)	1.21%	1.18%	1.24%	1.35%	2.07	%(4)
Ratio of net investment income to average net assets	0.89	%(4)	0.85%	0.90%	0.95%	1.12%	0.81	%(4)
Portfolio turnover rate	7.12	%(6)	34.03%	26.89%	19.08%	12.06%	12.68	%(7)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total return for periods less than one year are not annualized. Total investment return does not reflect the impact of the maximum front-end sales load of 5.50%. If reflected, the return would be lower.
(4)	Annualized.
(5)	During the period, certain fees were waived, reimbursed and/or recouped. If such fee waivers, reimbursements and/or recoupments had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.
(7)	Reflects portfolio turnover of the Fund for the year ended April 30, 2012.

The accompanying notes are an integral part of the financial statements.

16

EIC VALUE FUND

Financial Highlights

Contained below is per share operating performance data for Class C shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class C
	For the Six Months Ended October 31, 2016 (Unaudited)		For the Year Ended April 30, 2016	For the Year Ended April 30, 2015	For the Year Ended April 30, 2014	For the Year Ended April 30, 2013	For the Period July 18, 2011* to April 30, 2012
Per Share Operating Performance
Net asset value, beginning of period	$12.87		$13.75	$13.24	$11.84	$10.61	$9.88

Net investment income/(loss)(1)	0.01		0.01	0.02	0.03	0.04	(0.01)
Net realized and unrealized gain/(loss) on investments	0.37		(0.60)	0.97	1.67	1.22	0.77

Net increase/(decrease) in net assets resulting from operations	0.38		(0.59)	0.99	1.70	1.26	0.76

Dividends and distributions to shareholders from:
Net investment income	—		(0.03)	(0.02)	(0.05)	(0.03)	(0.03)
Net realized capital gains	—		(0.26)	(0.46)	(0.25)	— (2)	—

Total dividends and distributions to shareholders	—		(0.29)	(0.48)	(0.30)	(0.03)	(0.03)

Redemption fees	—		— (2)	— (2)	— (2)	— (2)	—	(2)

Net asset value, end of period	$13.25		$12.87	$13.75	$13.24	$11.84	$10.61

Total investment return(3)	2.95%		(4.17)%	7.49%	14.52%	11.93%	7.75%

Ratio/Supplemental Data
Net assets, end of period (in thousands)	$47,501		$51,146	$62,378	$48,016	$31,129	$13,756
Ratio of expenses to average net assets	1.95	%(4)	2.00%	2.00%	2.00%	2.00%	2.00	%(4)
Ratio of expenses to average net assets without waivers, expense reimbursements and recoupments, if any(5)	1.95	%(4)	1.96%	1.93%	1.99%	2.10%	2.69	%(4)
Ratio of net investment income/(loss) to average net assets	0.14	%(4)	0.10%	0.15%	0.21%	0.38%	(0.01	)%(4)
Portfolio turnover rate	7.12	%(6)	34.03%	26.89%	19.08%	12.06%	12.68	%(7)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized. Total return does not reflect any applicable sales charge.
(4)	Annualized.
(5)	During the period, certain fees were waived, reimbursed and/or recouped. If such fee waivers, reimbursements and/or recoupments had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.
(7)	Reflects portfolio turnover of the Fund for the year ended April 30, 2012.

The accompanying notes are an integral part of the financial statements.

17

EIC VALUE FUND

Financial Highlights

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended October 31, 2016 (Unaudited)		For the Year Ended April 30, 2016	For the Year Ended April 30, 2015	For the Year Ended April 30, 2014	For the Year Ended April 30, 2013	For the Year Ended April 30, 2012
Per Share Operating Performance
Net asset value, beginning of year	$13.06		$13.95	$13.41	$11.94	$10.67	$10.00

Net investment income(1)	0.08		0.14	0.16	0.15	0.15	0.11
Net realized and unrealized gain/(loss) on investments	0.37		(0.60)	0.98	1.70	1.22	0.61

Net increase/(decrease) in net assets resulting from operations	0.45		(0.46)	1.14	1.85	1.37	0.72

Dividends and distributions to shareholders from:
Net investment income	—		(0.17)	(0.14)	(0.13)	(0.10)	(0.05)
Net realized capital gains	—		(0.26)	(0.46)	(0.25)	— (2)	—

Total dividends and distributions to shareholders	—		(0.43)	(0.60)	(0.38)	(0.10)	(0.05)

Redemption fees	—		— (2)	— (2)	— (2)	— (2)	— (2)

Net asset value, end of year	$13.51		$13.06	$13.95	$13.41	$11.94	$10.67

Total investment return(3)	3.45%		(3.15)%	8.54%	15.68%	12.99%	7.24%

Ratio/Supplemental Data
Net assets, end of year (in thousands)	$190,789		$196,785	$189,860	$75,860	$53,367	$18,754
Ratio of expenses to average net assets	0.95	%(4)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets without waivers, expense reimbursements and recoupments, if any(5)	0.95	%(4)	0.96%	0.93%	0.99%	1.10%	2.40%
Ratio of net investment income to average net assets	1.14	%(4)	1.10%	1.14%	1.21%	1.37%	1.13%
Portfolio turnover rate	7.12	%(6)	34.03%	26.89%	19.08%	12.06%	12.68%

(1)	The selected per share data was calculated using the average shares outstanding method for the year.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	During the period, certain fees were waived, reimbursed and/or recouped. If such fee waivers, reimbursements and/or recoupments had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

18

EIC VALUE FUND

Notes to Financial Statements

October 31, 2016

(Unaudited)

1. Organization and Significant Accounting Policies

The EIC Value Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), which commenced operations on May 1, 2011. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares, Class A, Class C, Institutional Class and Retail Class shares. Class A shares are sold subject to a front-end sales charge. Front-end sales charges may be reduced or waived under certain circumstances. A contingent deferred sales charge (“CDSC”) may be applicable to the redemption of Class A shares. A CDSC, as a percentage of the lower of the original purchase price or net asset value at redemption, of up to 1.00% may be imposed on full or partial redemptions of Class A shares made within eighteen months of purchase where $1 million or more of Class A shares were purchased without an initial sales charge and (ii) the Fund’s principal underwriter, Foreside Funds Distributors LLC (the “Underwriter”), paid a commission to the selling broker-dealer for such sale. A CDSC of up to 1.00% is assessed on redemptions of Class C Shares made within eighteen months after a purchase. As of October 31, 2016, the Retail Class Shares have not been issued.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, provided such amount approximates market value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

19

EIC VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value at 10/31/16	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$247,892,758	$247,892,758	$—	$—
Short-Term Investment	42,225,661	42,225,661	—	—

Total Investments	$290,118,419	$290,118,419	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or are otherwise less liquid than publicly traded securities.

20

EIC VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended October 31, 2016, there were no transfers between Levels 1, 2 and 3 for the Fund.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund. The Fund’s investment income, expenses (other than class-specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

21

EIC VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. Transactions with Related Parties and Other Service Providers

Equity Investment Corporation (“EIC” or the “Adviser”) serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services, the Adviser is paid a monthly fee at the annual rate of 0.75% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive or otherwise reduce its annual compensation received from the Fund to the extent necessary to ensure that the Fund’s “Total Annual Fund Operating Expenses,” excluding taxes, any class-specific fees and expenses (such as Rule 12b-1 distribution fees or shareholder service fees), “Acquired Fund” fees and expenses, interest, extraordinary items and brokerage commissions, do not exceed 1.00% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2017, unless the Board of Trustees approves its earlier termination. Subject to approval by the Board of Trustees, the Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the year in which the Adviser reduced its compensation and/or assumed expenses of the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount. As of October 31, 2016, there is no amount of advisory fees available to be recouped.

For the period ended October 31, 2016, the Adviser earned advisory fees of $1,155,777.

22

EIC VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

Other Service Providers

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets, subject to certain minimum monthly fees. For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund.

The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for Class A and Class C shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A and Class C shares plan, the Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% and 1.00% (0.75% Rule 12b-1 distribution fee and 0.25% shareholder service fee) on an annualized basis of the average daily net assets of the Fund’s Class A and Class C shares, respectively.

Trustees and Officers

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. The remuneration paid to the Trustees by the Fund during the six months ended October 31, 2016 was $15,866. An employee of BNY Mellon serves as an Officer of the Trust and is not compensated by the Fund or the Trust.

Effective June 1, 2016 and July 1, 2016, JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. JWFM is compensated for the services provided to the Trust. Until May 31, 2016 and June 30, 2016 certain employees of BNY Mellon served as Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. They were not compensated by the Trust or the Funds.

Freeh Group International Solutions, LLC provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer.

3. Investment in Securities

For the period ended October 31, 2016, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$18,361,005	$44,453,876

23

EIC VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

4. Capital Share Transactions

For the six months ended October 31, 2016 and the year ended April 30, 2016, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended October 31, 2016 (Unaudited)		For the Year Ended April 30, 2016

	Shares	Amount	Shares	Amount
Class A
Sales	176,197	$2,354,965	857,572	$11,438,619
Reinvestments	—	—	147,895	1,860,520
Redemption Fees*	—	—	—	1,173
Redemptions	(1,031,576)	(13,858,867)	(2,103,805)	(27,595,274)

Net decrease	(855,379)	$(11,503,902)	(1,098,338)	$(14,294,962)

Class C
Sales	137,323	$1,796,532	323,756	$4,227,322
Reinvestments	—	—	93,907	1,171,014
Redemption Fees*	—	—	—	916
Redemptions	(525,886)	(6,954,493)	(981,575)	(12,691,541)

Net decrease	(388,563)	$(5,157,961)	(563,912)	$(7,292,289)

Institutional Class
Sales	2,454,822	$32,677,397	6,677,541	$86,642,713
Reinvestments	—	—	424,318	5,346,409
Redemption Fees*	—	—	—	3,156
Redemptions	(3,402,786)	(45,565,464)	(5,639,081)	(73,883,145)

Net increase/(decrease)	(947,964)	$(12,888,067)	1,462,778	$18,109,133

Total net decrease	(2,191,906)	$(29,549,930)	(199,472)	$(3,478,118)

*	There is a 2.00% redemption fee that may be charged on shares redeemed which have been held for 30 days or less. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in-capital.

24

EIC VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the year ended April 30, 2016, the tax character of distributions paid by the Fund was $3,138,300 of ordinary income dividends and $5,936,603 of long-term capital gains dividends. Distributions from net investment income and short term gains are treated as ordinary income for federal income tax purposes.

As of April 30, 2016, the components of distributable earnings on a tax basis were as follows:

Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation	Qualified Late-Year Losses
$(215,534)	$462,946	$—	$33,586,775	$(271,017)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes.

As of October 31, 2016, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost*	$250,720,484

Gross unrealized appreciation	$43,520,440
Gross unrealized depreciation	(4,122,505)

Net unrealized appreciation	$39,397,935

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Accumulated capital losses represent net capital loss carry forwards as of April 30, 2016 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of April 30, 2016, the Fund had short-term capital loss carryforwards of $215,534. All losses will be carried forward indefinitely and will retain their character as short-term capital losses.

25

EIC VALUE FUND

Notes to Financial Statements (Concluded)

October 31, 2016

(Unaudited)

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

26

EIC VALUE FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (855) 430-6487 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Advisory Agreement

At a meeting held on September 28-29, 2016 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved (1) an interim advisory agreement (the “Interim Agreement”) and (2) a new advisory agreement (the “New Agreement”), between Equity Investment Corporation (“EIC” or the “Advisor”) and the Trust (together the “Agreements”) on behalf of EIC Value Fund (the “Fund”).

The Board considered the Agreements in connection with a transaction resulting in a change of control and restructuring of EIC’s advisory business into a new corporate entity with the same name (the “Transaction”). This Transaction constituted a change in control (the “Change of Control”) of the Advisor, under the Investment Company Act of 1940, as amended (the “1940 Act”), and the Transaction resulted in the assignment and automatic termination of the investment advisory agreement between the Trust, with respect to the Fund, dated April 21, 2011 (“Prior Agreement”).

In determining whether to approve the Agreements, the Trustees considered information that EIC provided regarding (i) the services performed for the Fund, (ii) the size and qualifications of EIC’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of the Fund, (iv) investment performance, (v) the capitalization and financial condition of EIC, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Fund and other clients,

27

EIC VALUE FUND

Other Information

(Unaudited) (Continued)

(viii) results of any regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on EIC’s ability to service the Fund, (x) compliance with the Fund’s investment objective, policies and practices (including codes of ethics and proxy voting policies), federal securities laws and other regulatory requirements, and (xi) the Transaction and the impact of the resulting Change of Control on the services provided by EIC. The Trustees noted the reports provided at Board meetings throughout the year covering matters such as the relative performance of the Fund; compliance with the investment objective, policies, strategies and limitations for the Fund; the compliance of management personnel with the applicable code of ethics; and the adherence to fair value pricing procedures as established by the Board.

Representatives from EIC joined the meeting and discussed the Transaction and the Change of Control, including the background of and reasons for the Change of Control, EIC’s history, performance, investment strategy, and compliance program in connection with the proposed New Agreement. In connection with the Trustees’ review of the Agreements, the representatives from EIC emphasized that: (i) it expected that there will be no adverse changes as a result of the Change of Control in the nature, quality, or extent of services currently provided to the Fund and its shareholders, including investment management, distribution, or other shareholder services; (ii) no material adverse effects on EIC’s financial condition; (iii) no material changes in personnel or operations are contemplated; and (iv) EIC has no present intention to alter the expense limitations and reimbursements currently in effect for the Fund.

In addition to the information provided by EIC as described above, the Trustees also considered all other factors they believed to be relevant to evaluating the Agreements, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. However, the Trustees determined that the overall arrangements between the Fund and EIC, as provided in the Agreements, including the proposed advisory fees, are fair and reasonable in light of the services to be performed, expenses incurred and such other matters as the Trustees considered relevant. In making their decision relating to the approval of the Agreements, the Trustees gave attention to the information furnished. The following discussion, however, identifies the primary factors taken into account by the Trustees and the conclusions reached in approving the Agreements.

Nature, Extent, and Quality of Services. The Trustees considered the services historically provided by EIC to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered that the Agreements will be substantially similar to the Prior Agreement, and they therefore considered the many reports furnished to them during the year at regular Board meetings covering matters such as the relative performance of the Fund; compliance with the investment objectives, policies, strategies, and limitations for the Fund; the compliance of management personnel with the applicable code of ethics; and the adherence to fair value pricing procedures as established by the Board. The Trustees considered EIC’s personnel and the depth of EIC’s personnel who possess the experience to provide investment management services to the Fund. Based on the information provided by EIC, including that no material

28

EIC VALUE FUND

Other Information

(Unaudited) (Continued)

changes are expected as a result of the Change of Control in EIC’s personnel or operations, the Trustees concluded that (i) the nature, extent and quality of the services provided by EIC are appropriate and consistent with the terms of the Agreements, (ii) that the quality of those services has been consistent with industry norms, (iii) the Fund is likely to benefit from the continued provision of those services, (iv) EIC has sufficient personnel, with the appropriate education and experience, to serve the Fund effectively and has demonstrated its continuing ability to attract and retain qualified personnel, and (v) the satisfactory nature, extent, and quality of services currently provided to the Fund and its shareholders is likely to continue under the Agreements.

Investment Performance. The Board considered the overall investment performance of EIC and the Fund. Although the Trustees gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Trustees gave particular weight to their review of investment performance presented in connection with the approval of the Agreements at the September 28-29, 2016 in-person meeting and the annual approval of the continuation of EIC’s investment advisory agreement at the December 2-3, 2015 in-person meeting. The Trustees considered the investment performance for the Fund and EIC. The Trustees reviewed the historical performance charts for each of the Fund’s share classes, as compared to the Russell 3000 Value Index, and the Lipper Large-Cap Value Fund category, the Fund’s applicable Lipper peer group, for the calendar year-to-date, one-year, two-year, three-year, five year and since inception periods ended June 30, 2016. The Fund’s Class A shares, Class C shares and Institutional Class shares, which had differing inception dates, outperformed the median of the Lipper Large-Cap Value Fund category for the calendar year-to-date and one-year periods ended June 30, 2016, and the Institutional Class shares also outperformed for the two year period ended June 30 2016. The Class A shares, Class C shares and Institutional Class shares underperformed the median of the Lipper Large-Cap Value Fund category for the other periods presented. The Fund’s Class A shares, Class C shares and Institutional Class shares underperformed the Russell 3000 Value Index for all periods ended June 30, 2016, with the exception of the one year returns for Class A and Institutional Class shares.

The Trustees also received performance information for the Fund’s Institutional Class shares as compared to the Fund’s comparable separately managed account composite (gross of fees), the portion of another mutual fund portfolio that is sub-advised by EIC in a similar manner (the “EIC Sub-Advised Portfolio”), and the Russell 3000 Value Index, for the one-year, three-year, five year and since inception periods ended July 31, 2016, as applicable. The Fund’s Institutional Class shares underperformed the Russell 3000 Value Index for the one-year, three-year, five year and since inception periods ended July 31, 2016. The Fund’s Institutional Class shares outperformed EIC’s separately managed account composite (gross of fees) for the one-year period ended July 31, 2016, and underperformed for the three-year, five year and since inception periods. With respect to the EIC Sub-Advised Portfolio, which does not have performance longer than one year, the Fund’s Institutional Class shares underperformed the gross returns of the EIC Sub-Advised Portfolio for the one-year period ended July 31, 2016. The Trustees also considered EIC’s commentary regarding the performance data and the various factors contributing to the Fund’s

29

EIC VALUE FUND

Other Information

(Unaudited) (Continued)

shorter- and longer-term performance, as applicable. The Trustees took note of the various periods where the Fund underperformed its Lipper peer group and Russell 3000 Value Index. The Trustees noted that while absolute performance was positive for various periods ended June 30, 2016 and July 31, 2016, the Fund’s relative performance lagged the Russell 3000 Value Index and the median of its Lipper peer group for certain measurement periods. The Trustees considered explanations provided by EIC regarding the various factors contributing to the relative underperformance of the Fund, including, among other things, differences in the Fund’s investment strategies and portfolio construction in comparison to the peer funds included in its Lipper peer groups. The Board discussed with EIC the reasons behind such results for the Fund. The Trustees considered other factors that supported the continuation of the Advisory Agreement, including the following: (i) that EIC’s investment decisions, such as security selection and sector allocation, contributing to such underperformance were consistent with the Fund’s investment objective and policies; and (ii) that shorter-term or longer-term performance, as applicable, was competitive when compared to the performance of relevant peer groups or benchmarks. Taking note of EIC’s discussion of (i) the various factors contributing to the Fund’s performance and (ii) its continuing commitment to the Fund’s current investment strategy, the Trustees concluded that the performance of the Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the September 28-29, 2016 in-person meeting.

The Board also concluded that neither the Change of Control nor the Agreements would likely have an adverse effect on the investment performance of the Fund because (i) EIC does not currently expect the Change of Control to cause any material change to the Fund’s portfolio management team that is jointly and primarily responsible for investment performance (recognizing the fact that, as of September 30, 2016, Mr. Barksdale would no longer serve as a member of such portfolio management team), which the Board found to be satisfactory, and (ii) as discussed in more detail below, the Fund’s expenses are not expected to increase as a result of the Change of Control. EIC reported at the meeting that it is expected that Mr. Barksdale will continue to serve as Chairman of EIC through September 30, 2019 and will be available as a resource to the Fund’s portfolio managers.

Comparative Expenses. EIC had provided information regarding its advisory fees and an analysis of these fees in relation to the delivery of services to the Fund and any other ancillary benefit resulting from EIC’s relationship with the Fund. The Trustees considered the fees that EIC charges to each comparable account and/or investment company advised by EIC, and evaluated the explanations provided by EIC as to differences in fees charged to the Fund and such accounts. The Trustees also reviewed a peer comparison of advisory fees and total expenses for the Fund versus other similarly managed funds. The Trustees noted that the gross advisory fee and net total expense ratio of the Fund’s Institutional Class, Class A and Class C shares were all higher than the median of the gross advisory fees and net total expense ratios of funds with similar share classes in the Lipper Large-Cap Value Equity category with $500 million or less in assets. The Trustees concluded that the advisory fee and services provided by EIC are sufficiently consistent with those of other advisers which manage mutual funds with investment

30

EIC VALUE FUND

Other Information

(Unaudited) (Continued)

objectives, strategies and policies similar to those of the Fund based on the information provided at the in-person meeting. The Trustees considered whether the Change of Control would impact the services currently being provided to the Fund. Based on the information provided at the in-person meeting, the Trustees concluded that there would not be any material impact on the expenses of the Fund and services provided to the Fund as a result of the Change of Control.

Management Profitability. The Trustees considered the costs of the services provided by EIC, the compensation and benefits received by EIC in providing services to the Fund, as well as EIC’s profitability. The Trustees were provided with EIC’s most recent available financial information for EIC. The Trustees noted that EIC’s level of profitability is an appropriate factor to consider, and the Trustees should be satisfied that EIC’s profits are sufficient to continue as a healthy concern generally and as investment adviser of the Fund specifically. The Trustees concluded that EIC’s contractual advisory fee level was reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the overall expense ratio of the Fund was reasonable, taking into account the size of the Fund, the quality of services provided by EIC, the investment performance of the Fund and the expense limitations agreed to by EIC.

Economies of Scale. The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Trustees considered and determined that economies of scale for the benefit of Fund shareholders should be achieved as assets of the Fund increase as a result of “breakpoint” reductions in the advisory fee rate at specific asset levels which are reflected in the fee schedule of the New Agreement. In addition, the Trustees also considered the Adviser’s efforts to grow the Fund’s assets as economies of scale may be achieved due to the ability of the Fund to spread its fixed costs across a larger asset base.

Conclusion. After consideration of all the factors, taking into consideration the information presented at the in-person meetings and deliberating in executive session, the entire Board, including the Independent Trustees, unanimously approved the Agreements. The Board concluded that the advisory fee rate under the Agreements is reasonable in relation to the services provided and that execution of such agreement is in the best interests of the shareholders of the Fund. The Trustees also concluded that the advisory fees and total expense ratios are at acceptable levels in light of the quality of services provided to the Fund and in comparison to those of the Fund’s respective peer groups; that the advisory fee schedule would not be increased for the Fund and economies of scale may be achieved at higher asset levels for the Fund for the benefit of fund shareholders; that the total expense ratio had not changed materially; and that EIC had represented that the overall expenses for the Fund are not expected to be adversely affected by the Change of Control. The Trustees also noted that EIC had no present intention to alter any expense limitation or reimbursement currently in effect for the Fund. On that basis, the Trustees concluded that the total expense ratio and proposed advisory fee for the Fund is acceptable. In arriving

31

EIC VALUE FUND

Other Information

(Unaudited) (Concluded)

at their decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances.

32

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Investment Adviser

Equity Investment Corporation

3007 Piedmont Road, NE

Suite 200

Atlanta, GA 30305

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103-7096

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

EIC-1016

of

FundVantage Trust

Class A

Class C

Institutional Class

SEMI-ANNUAL

REPORT

October 31, 2016

(Unaudited)

This report is submitted for the general information of the shareholders of the EIC Value Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the EIC Value Fund.

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Semi-Annual Report

Performance Data

October 31, 2016

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2016

	Six Months†	1 Year	3 Years	5 Years	Since Inception*
Class I	2.76%	4.51%	2.76%	3.96%	3.34%
Barclays Intermediate Government/Credit Bond Index	1.06%	3.20%	2.44%	2.30%	2.75	%**
Barclays U.S. Aggregate Bond Index	1.51%	4.37%	3.48%	2.90%	3.45	%**

†	Not Annualized.

*	The Estabrook Investment Grade Fixed Income Fund (the “Fund”) commenced operations on July 23, 2010.

**	Benchmark performance is from the inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 447-7443. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s total annual Fund gross and net operating expense ratios are 1.41% and 0.70%, respectively, for Class I shares of the Fund’s average daily net assets. These ratios are stated in the current prospectus dated September 1, 2016, and may differ from the actual expenses incurred by the Fund for the period covered by this report. Estabrook Capital Management LLC (the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses, excluding taxes, any class-specific fees and expenses (such as Rule 12-b1 distribution fees, shareholder service fees, or transfer agency fees), “Acquired Fund” fees and expenses, interest, extraordinary items, and brokerage commissions, do not exceed 0.70% (on an annual basis) of the average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2017, unless the Board of Trustees approves an earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount.

A 1% redemption fee applies to shares redeemed within 90 days of purchase. This redemption fee is not reflected in the returns shown above.

The Fund intends to evaluate performance as compared to that of the Barclays Intermediate Government/Credit Bond Index (“Barclays Int. Gov./Cr. Index”). The Fund uses the Barclays U.S. Aggregate Bond Index (“Barclays U.S. Aggregate Bond Index”) as a secondary index. The Barclays Int. Gov./Cr. Index is an unmanaged market index that tracks performance of intermediate term U.S. government and corporate bonds. The Barclays U.S. Aggregate Bond Index is an intermediate term, broad-based index comprised of most U.S traded investment grade bonds. Barclays

1

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Semi-Annual Report

Performance Data (Concluded)

October 31, 2016

(Unaudited)

U.S. Aggregate Bond Index covers the USD-denominated, investment-grade (rated Baa3 or above by Moody’s), fixed-rate, and taxable areas of the bond market. This is the broadest measure of the taxable U.S. bond market, including most Treasury, agency, corporate, mortgage-backed, asset-backed, and international dollar-denominated issues, all with maturities of 1 year or more. It is impossible to invest directly in an index.

The Fund is subject to the same risks as the underlying bonds in the portfolio such as credit, call and interest rate risk. As interest rates rise the value of bond prices will decline. The Fund may invest in high yield debt (also known as junk bonds) which may cause greater volatility and less liquidity. You may lose money by investing in the Fund.

2

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Fund Expense Disclosure

October 31, 2016

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period from May 1, 2016 through October 31, 2016 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Fund Expense Disclosure (Concluded)

October 31, 2016

(Unaudited)

	Estabrook Investment Grade Fixed Income Fund – Class I
	Beginning Account Value May 1, 2016	Ending Account Value October 31, 2016	Expenses Paid During Period*
Actual	$1,000.00	$1,027.60	$3.58
Hypothetical (5% return before expenses)	1,000.00	1,021.68	3.57

*

Expenses are equal to the Fund’s annualized expense ratio for the six-month period ended October 31, 2016 of 0.70%, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184) then divided by 365 days to reflect the period. The Fund’s ending account value on the first line in the table is based on the actual six-month total return for the Fund of 2.76%.

4

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio Holdings Summary Table

October 31, 2016

(Unaudited)

The following table presents a summary by security type of the portfolio holdings of the Fund:

	% of Net Assets	Value
Corporate Bonds and Notes	77.1%	$26,910,037
U.S. Treasury Obligations	15.4	5,361,618
Other Assets in Excess of Liabilities	7.5	2,622,636

NET ASSETS	100.0%	$34,894,291

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

5

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments

October 31, 2016

(Unaudited)

	Par Value	Value

CORPORATE BONDS AND NOTES — 77.1%
Applications Software — 3.5%
Microsoft Corp. 1.100%, 08/08/2019	$500,000	$496,904
Microsoft Corp. Callable 05/08/2026 at 100 2.400%, 05/08/2026	750,000	735,592

		1,232,496

Auto-Cars/Light Trucks — 8.7%
Ford Motor Credit Co., LLC 2.021%, 05/03/2019	500,000	499,905
Ford Motor Credit Co., LLC 3.336%, 03/18/2021	500,000	514,125
Ford Motor Credit Co., LLC 3.096%, 05/04/2023	500,000	500,035
General Motors Financial Co., Inc. 2.350%, 10/04/2019	500,000	499,471
General Motors Financial Co., Inc. Callable 06/06/2021 at 100 3.200%, 07/06/2021	500,000	504,764
General Motors Financial Co., Inc. Callable 03/09/2023 at 100 3.700%, 05/09/2023	500,000	506,540

		3,024,840

Beverages-Non-alcoholic — 1.4%
Coca-Cola Co. (The) 1.375%, 05/30/2019	500,000	502,270

Commercial Banks Non-US — 0.7%
Santander UK PLC 3.050%, 08/23/2018	250,000	255,276

	Par Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Commercial Banks-Eastern US — 1.2%
CIT Group, Inc. 5.000%, 08/01/2023	$400,000	$426,040

Computers — 7.5%
Apple, Inc. Callable 07/04/2021 at 100 1.550%, 08/04/2021	500,000	494,620
Apple, Inc. Callable 05/04/2026 at 100 2.450%, 08/04/2026	1,000,000	980,010
Diamond 1 Finance Corp. / Diamond 2 Finance Corp. Callable 03/15/2026 at 100 6.020%, 06/15/2026 (a)	500,000	545,028
Diamond 1 Finance Corp. / Diamond 2 Finance Corp. Callable 01/15/2046 at 100 8.350%, 07/15/2046 (a)	500,000	605,846

		2,625,504

Diversified Banking Institutions — 19.6%
Bank of America Corp. 6.875%, 11/15/2018	250,000	275,286
Barclays PLC 3.200%, 08/10/2021	500,000	503,440
Citigroup, Inc. Callable 08/15/2020 at 100 5.950%, 12/29/2049 (b)(c)(d)	1,500,000	1,538,438

The accompanying notes are an integral part of the financial statements.

6

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments (Continued)

October 31, 2016

(Unaudited)

	Par Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Diversified Banking Institutions — (Continued)
Goldman Sachs Group, Inc. (The) Callable 10/28/2026 at 100 2.640%, 10/28/2027 (d)	$1,000,000	$1,001,850
Goldman Sachs Group, Inc. (The) Callable 05/10/2020 at 100 5.375%, 12/29/2049 (b)(c)(d)	500,000	502,500
JPMorgan Chase & Co. Callable 10/24/2022 at 100 2.112%, 10/24/2023 (d)	500,000	498,032
JPMorgan Chase & Co. Callable 01/01/2026 at 100 3.300%, 04/01/2026	500,000	509,418
Morgan Stanley Callable 10/24/2022 at 100 2.282%, 10/24/2023 (d)	1,000,000	998,800
Morgan Stanley Callable 07/15/2020 at 100 5.550%, 12/29/2049 (b)(c)(d)	500,000	511,875
UBS AG 2.350%, 03/26/2020	500,000	507,460

		6,847,099

	Par Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Diversified Financial Services — 1.5%
General Electric Capital Corp. Callable 12/09/2019 at 100 2.200%, 01/09/2020	$500,000	$507,294

Electric-Integrated — 1.5%
Exelon Corp. Callable 01/15/2026 at 100 3.400%, 04/15/2026	500,000	516,294

Electronic Components-Semiconductor — 1.5%
Intel Corp. 2.450%, 07/29/2020	250,000	257,584
Texas Instruments, Inc. 1.000%, 05/01/2018	250,000	249,309

		506,893

Enterprise Software/Services — 1.5%
Oracle Corp. 1.460%, 01/15/2019 (d)	500,000	504,130

Finance-Auto Loans — 6.5%
Ally Financial, Inc. 3.250%, 11/05/2018	750,000	750,000
Ally Financial, Inc. 3.750%, 11/18/2019	500,000	500,625
Ally Financial, Inc. 4.250%, 04/15/2021	500,000	505,000
Ally Financial, Inc. 4.625%, 05/19/2022	500,000	511,250

		2,266,875

The accompanying notes are an integral part of the financial statements.

7

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments (Continued)

October 31, 2016

(Unaudited)

	Par Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Finance-Consumer Loans — 1.4%
Synchrony Financial Callable 05/04/2026 at 100 3.700%, 08/04/2026	$500,000	$492,552

Food-Retail — 1.4%
Kroger Co. (The) Callable 07/15/2026 at 100 2.650%, 10/15/2026	500,000	485,001

Hotels&Motels — 0.7%
Wyndham Worldwide Corp. Callable 02/01/2017 at 100 2.950%, 03/01/2017	250,000	251,084

Life/Health Insurance — 2.1%
Lincoln National Corp. Callable 11/28/2016 at 100 3.162%, 05/17/2066 (d)	600,000	487,890
Prudential Financial, Inc. 1.682%, 08/15/2018 (d)	250,000	249,544

		737,434

Multi-line Insurance — 2.3%
Genworth Holdings, Inc. Callable 11/28/2016 at 100 6.150%, 11/15/2066 (c)(d)	475,000	226,812
Metlife, Inc. Callable 06/15/2020 at 100 5.250%, 12/29/2049 (b)(c)(d)	250,000	254,688

	Par Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Multi-line Insurance — (Continued)
Metlife, Inc. Callable 08/01/2034 at 100 10.750%, 08/01/2069	$200,000	$327,000

		808,500

Multimedia — 1.3%
Walt Disney Co. (The) 1.850%, 07/30/2026	500,000	467,847

Oil Comp-Integrated — 0.8%
Exxon Mobil Corp. Callable 12/01/2025 at 100 3.043%, 03/01/2026	250,000	258,505

Pipelines — 2.1%
Enterprise Products Operating LLC Callable 01/15/2018 at 100 7.034%, 01/15/2068 (c)(d)	235,000	248,101
Phillips 66 Partners LP Callable 07/01/2026 at 100 3.550%, 10/01/2026	500,000	498,161

		746,262

Reinsurance — 1.2%
Berkshire Hathaway, Inc. 1.550%, 02/09/2018	400,000	401,823

REITS-Shopping Centers — 1.3%
DDR Corp. 7.500%, 04/01/2017	200,000	204,882

The accompanying notes are an integral part of the financial statements.

8

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments (Continued)

October 31, 2016

(Unaudited)

	Par Value	Value

CORPORATE BONDS AND NOTES — (Continued)
REITS-Shopping Centers — (Continued)
Kimco Realty Corp. Callable 03/01/2021 at 100 3.200%, 05/01/2021	$250,000	$258,885

		463,767

REITS-Warehouse/Industry — 1.5%
Prologis LP Callable 11/01/2020 at 100 3.350%, 02/01/2021	500,000	525,436

Retail-Discount — 0.7%
Wal-Mart Stores, Inc. 1.125%, 04/11/2018	250,000	250,204

Super-Regional Banks-US — 2.9%
Wells Fargo & Co. 2.500%, 03/04/2021	500,000	505,584
Wells Fargo & Co. Callable 10/31/2022 at 100 2.117%, 10/31/2023 (d)	500,000	498,700

		1,004,284

Telephone-Integrated — 2.3%
AT&T, Inc. Callable 01/01/2024 at 100 4.450%, 04/01/2024	500,000	540,596
AT&T, Inc. Callable 11/17/2025 at 100 4.125%, 02/17/2026	250,000	261,731

		802,327

TOTAL CORPORATE BONDS AND NOTES (Cost $26,841,573)		26,910,037

	Par Value	Value

U.S. TREASURY OBLIGATIONS — 15.4%
Sovereign — 15.4%
1.000%, 05/31/2018	1,400,000	$1,403,882
1.500%, 08/15/2026	750,000	727,617
1.625%, 02/15/2026	2,000,000	1,966,876
2.000%, 07/31/2022	750,000	771,358
2.125%, 06/30/2022	475,000	491,885

		5,361,618

TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,336,854)		5,361,618

TOTAL INVESTMENTS - 92.5% (Cost $32,178,427)		32,271,655
OTHER ASSETS IN EXCESS OF LIABILITIES - 7.5%		2,622,636

NET ASSETS - 100.0%		$34,894,291

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At October 31, 2016, these securities amounted to $1,150,874 or 3.3% of net assets. These securities have been determined by the Adviser to be liquid securities.
(b)	Security is a perpetual bond and has no definite maturity date.
(c)	Fix-to Float Security. Rate shown is as of October 31, 2016.
(d)	Variable or Floating Rate Security. Rate shown is as of October 31, 2016.

REIT   Real Estate Investment Trust

PLC    Public Limited Company

The accompanying notes are an integral part of the financial statements.

9

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments (Concluded)

October 31, 2016

(Unaudited)

Please note that securities are classified according to the Bloomberg Sub-Industry Categories. The Fund’s investment adviser has selected this classification system because they believe that it best reflects the industry and risks associated with each position.

The accompanying notes are an integral part of the financial statements.

10

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Statement of Assets and Liabilities

October 31, 2016

(Unaudited)

Assets
Investments, at value (Cost $32,178,427)	$32,271,655
Cash	1,899,123
Receivable for investments sold	500,000
Dividends and interest receivable	261,193
Receivable from Investment Adviser	4,762
Prepaid expenses and other assets	34,310

Total assets	34,971,043

Liabilities
Payable for administration and accounting fees	17,853
Payable for capital shares redeemed	14,163
Payable for audit fees	12,322
Payable for transfer agent fees	10,988
Payable for printing fees	8,937
Payable for legal fees	6,316
Payable for custodian fees	2,214
Accrued expenses	3,959

Total liabilities	76,752

Net Assets	$34,894,291

Net Assets Consisted of:
Capital stock, $0.01 par value	$33,927
Paid-in capital	34,475,934
Accumulated net investment loss	(8,409)
Accumulated net realized gain from investments	299,611
Net unrealized appreciation on investments	93,228

Net Assets	$34,894,291

Class I:
Shares outstanding	3,392,665

Net asset value, offering and redemption price per share ($34,894,291 / 3,392,665 shares)	$10.29

The accompanying notes are an integral part of the financial statements.

11

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Statement of Operations

For the Six Months Ended October 31, 2016

(Unaudited)

Investment Income
Interest	504,705

Total investment income	504,705

Expenses
Advisory fees (Note 2)	111,163
Administration and accounting fees (Note 2)	34,199
Transfer agent fees (Note 2)	21,908
Legal fees	17,122
Audit fees	14,049
Trustees’ and officers’ fees (Note 2)	12,348
Printing and shareholder reporting fees	10,296
Registration and filing fees	7,438
Custodian fees (Note 2)	6,563
Other expenses	12,371

Total expenses before waivers and reimbursements	247,457

Less: waivers and reimbursements (Note 2)	(127,691)

Net expenses after waivers and reimbursements	119,766

Net investment income	384,939

Net realized and unrealized gain/(loss) from investments:
Net realized gain from investments	216,612
Net change in unrealized appreciation/(depreciation) on investments	306,533

Net realized and unrealized gain on investments	523,145

Net increase in net assets resulting from operations	$908,084

The accompanying notes are an integral part of the financial statements.

12

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2016 (Unaudited)	For the Year Ended April 30, 2016
Increase/(Decrease) in Net Assets From Operations:
Net investment income	$384,939	$780,258
Net realized gain from investments	216,612	153,798
Net change in unrealized appreciation/(depreciation) on investments	306,533	(512,074)

Net increase in net assets resulting from operations	908,084	421,982

Less Dividends and Distributions to Shareholders from:
Net investment income:
Class I	(391,224)	(774,451)
Net realized capital gains:
Class I	—	(103,595)

Net decrease in net assets from dividends and distributions to shareholders	(391,224)	(878,046)

Increase/(Decrease) in Net Assets Derived from Capital Share Transactions (Note 4)	1,153,322	(65,978)

Total increase/(decrease) in net assets	1,670,182	(522,042)

Net assets
Beginning of period	33,224,109	33,746,151

End of period	$34,894,291	$33,224,109

Accumulated net investment loss, end of period	$(8,409)	$(2,124)

The accompanying notes are an integral part of the financial statements.

13

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Financial Highlights

Contained below is per share operating performance data for Class I shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class I
	For the Six Months Ended October 31, 2016 (Unaudited)		For the Year Ended April 30, 2016	For the Year Ended April 30, 2015	For the Year Ended April 30, 2014	For the Year Ended April 30, 2013	For the Year Ended April 30, 2012
Per Share Operating Performance
Net asset value, beginning of period	$10.13		$10.26	$10.37	$10.66	$10.09	$10.06

Net investment income(1)	0.12		0.24	0.24	0.26	0.32	0.32
Net realized and unrealized gain/(loss) on investments	0.16		(0.10)	(0.05)	(0.23)	0.57	0.03

Net increase in net assets resulting from operations	0.28		0.14	0.19	0.03	0.89	0.35

Dividends and distributions to shareholders from:
Net investment income	(0.12)		(0.24)	(0.24)	(0.26)	(0.32)	(0.32)
Net realized capital gains	—		(0.03)	(0.06)	(0.06)	—	—

Total dividends and distributions to shareholders	(0.12)		(0.27)	(0.30)	(0.32)	(0.32)	(0.32)

Net asset value, end of period	$10.29		$10.13	$10.26	$10.37	$10.66	$10.09

Total investment return(2)	2.76%		1.39%	1.85%	0.38%	8.99%	3.52%

Ratio/Supplemental Data
Net assets, end of period (in thousands)	$34,894		$33,224	$33,746	$33,995	$31,737	$17,464
Ratio of expenses to average net assets	0.70	%(3)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of expenses to average net assets without waivers and expense reimbursements(4)	1.45	%(3)	1.41%	1.34%	1.41%	1.69%	2.49%
Ratio of net investment income to average net assets	2.25	%(3)	2.36%	2.28%	2.50%	3.07%	3.18%
Portfolio turnover rate	52.08	%(5)	112.74%	89.75%	132.74%	94.83%	50.01%

(1)	The selected per share data was calculated using the average shares outstanding method for the year.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any.
(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

14

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to Financial Statements

October 31, 2016

(Unaudited)

1. Organization and Significant Accounting Policies

Estabrook Investment Grade Fixed Income Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), which commenced investment operations on July 23, 2010. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares: Class A, Class C, Class I and Class R Shares. As of October 31, 2016, Class A, Class C and Class R Shares had not been issued.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m., Eastern time) on each day the NYSE is open. Securities held by the Fund are valued at their last sale price on the NYSE on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the last asked price and the last bid price prior to the market close. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the last asked price and the last bid price prior to market close. The value of such securities quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system, but not listed on the National Market System, shall be valued at the mean between closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Fixed income and preferred securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to continued volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses).

15

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The fair value of the Fund’s bonds is generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value at 10/31/16	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes	$26,910,037	$—	$26,910,037	$—
U.S. Treasury Obligations	5,361,618	—	5,361,618	—

Total Investments	$32,271,655	$—	$32,271,655	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

16

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended October 31, 2016, there were no transfers between Levels 1, 2 and 3 for the Fund.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes.Realized gains and losses on investments sold are recorded on the identified cost basis. Gains and losses on principal paydowns from mortgage backed securities are recorded as interest income on the Statement of Operations. Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums are recorded on a daily basis using the effective yield method except for short term securities, which records discounts and premiums on a straight-line basis. Dividends are recorded on the ex-dividend date. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to such fund.

17

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid monthly to shareholders. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by the Fund, after deducting any available capital loss carryovers are declared and paid to its shareholders annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. Transactions with Related Parties and Other Service Providers

Estabrook Capital Management LLC (“Estabrook” or the “Adviser”) serves as the investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services, the Adviser is paid a monthly fee at the annual rate of 0.65% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses, excluding taxes, any class-specific fees and expenses (such as Rule 12b-1 distribution fees, shareholder service fees, or transfer agency fees), “Acquired Fund” fees and expenses, interest, extraordinary items, and brokerage commissions, do not exceed 0.70% (on an annual basis) of the average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2017, unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount. At October 31, 2016,

18

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

the amount of potential recovery by the Adviser was as follows:

	Expiration
April 30, 2017	April 30, 2018	April 30, 2019	April 30, 2020
$223,993	$217,797	$234,709	$127,691

For the six months ended October 31, 2016, the Adviser earned advisory fees of $111,163 and waived and reimbursed fees of $127,691.

Other Service Providers

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average net assets and is subject to certain minimum monthly fees. For providing transfer agency services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund pursuant to an underwriting agreement between the Trust and the Underwriter.

Trustees and Officers

The Trust is governed by its board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. The remuneration paid to the Trustees by the Fund during the six months ended October 31, 2016 was $5,091. An employee of BNY Mellon serves as an Officer of the Trust and is not compensated by the Fund or the Trust.

Effective June 1, 2016 and July 1, 2016, JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. JWFM is compensated for the services provided to the Trust. Until May 31, 2016 and June 30, 2016 certain employees of BNY Mellon served as Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. They were not compensated by the Trust or the Funds.

Freeh Group International Solutions, LLC provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer.

19

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

3. Investment in Securities

For the six months ended October 31, 2016, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$16,009,827	$15,285,240
U.S. Government Securities	731,719	2,395,566

4. Capital Share Transactions

For the six months ended October 31, 2016 and the year ended April 30, 2016, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended October 31, 2016 (Unaudited)		For the Year Ended April 30, 2016
	Shares	Amount	Shares	Amount
Class I
Sales	108,283	$1,117,483	10,520	$106,679
Reinvestments	38,095	391,206	86,730	873,763
Redemptions	(34,699)	(355,367)	(104,216)	(1,046,420)

Net increase.	111,679	$1,153,322	(6,966)	$(65,978)

*	There is a 1.00% redemption fee that may be charged on shares redeemed which have been held for 90 days or less. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in-capital.

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

20

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

For the year ended April 30, 2016, the tax character of distributions paid by the Fund was $777,570 of ordinary income dividends and $103,595 of long-term capital gains dividends. Distributions from net investment income and short-term capital gains were treated as ordinary income for federal income tax purposes.

As of April 30, 2016, components of distributable earnings on a tax basis were as follows:

Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Depreciation	Other Temporary Differences
$ —	$2,883	$82,999	$(221,431)	$3,119

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes.

As of October 31, 2016, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost*	$32,178,427

Gross unrealized appreciation	$505,428
Gross unrealized depreciation	(412,200)

Net unrealized depreciation	$93,228

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year. For the year ended April 30, 2016, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until May 1, 2016. For the year ended April 30, 2016 the Fund had no capital loss deferrals.

Accumulated capital losses represent net capital loss carryforwards as of April 30, 2016 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of April 30, 2016 the Fund did not have any capital loss carryforwards.

21

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to Financial Statements (Concluded)

October 31, 2016

(Unaudited)

6. Debt Investment Risk

Debt investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates. There is a risk that an issuer of a Fund’s debt investments may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high-yield/high-risk bonds, e.g., bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or if unrated are of comparable quality as determined by the manager, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Debt investments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise.

7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

22

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 447-7443 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Investment Advisory Agreement

At a meeting held on June 20, 2016 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the proposed continuation of the investment advisory agreement between Estabrook Capital Management, LLC (“Estabrook” or the “Advisor”) and the Trust (the “Agreement”) on behalf of the Estabrook Investment Grade Fixed Income Fund (the “Estabrook Fund”). At the Meeting, the Board considered the continuation of the Estabrook Agreement with respect to the Estabrook Fund for an additional one year period.

In determining whether to approve the Estabrook Agreement, the Trustees considered information provided by the Advisor in accordance with Section 15(c) of the 1940 Act regarding: (i) services performed for the Estabrook Fund, (ii) the size and qualifications of their portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of the Estabrook Fund, (iv) investment performance, (v) the capitalization and financial condition of Estabrook, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Estabrook Fund and other clients, (viii) results of any regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on Estabrook’s ability to service the Estabrook Fund, (x) compliance with the Estabrook Fund’s investment objectives, policies and practices (including codes of ethics and proxy voting policies) and (xi) compliance with federal securities laws and other regulatory requirements. The Trustees noted the reports and discussions with portfolio managers as

23

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Other Information (Continued)

(Unaudited)

provided at the Board meetings throughout the year covering matters such as the relative performance of the Estabrook Fund; compliance with the investment objectives, policies, strategies and limitations for the Estabrook Fund; the compliance of management personnel with the applicable code of ethics; and the adherence to the Trust’s pricing procedures as established by the Board.

Representatives from Estabrook attended the Meeting both in person and via teleconference. The representatives discussed the firm’s history, performance and investment strategies in connection with the proposed approval of the Estabrook Agreement and answered questions from the Board.

Performance. The Trustees considered the investment performance for the Estabrook Fund and Estabrook. The Trustees reviewed the historical performance charts for the Estabrook Fund, the Barclays Intermediate U.S. Government/Credit Treasury Index and the Lipper Core Bond Fund Index, respectively, for the year-to-date, one year, two year, three year, five year and since inception periods ended March 31, 2016. The Trustees noted that the Estabrook Fund underperformed the Barclays Intermediate U.S. Government/Credit Treasury Index and the Lipper Core Bond Fund Index for the year-to-date, one year, two year and three year periods ended March 31, 2016. It was further noted that the Estabrook Fund had outperformed the Barclays Intermediate U.S. Government/Credit Treasury Index for the five year and since inception periods as of March 31, 2016 and underperformed the Lipper Core Bond Fund Index for the five year and since inception periods ended March 31, 2016. The Trustees concluded that, although the Estabrook Fund had underperformed the Barclays Intermediate U.S. Government/Credit Treasury Index and the Lipper Core Bond Fund Index during certain time periods, the performance of the Estabrook Fixed Income Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

Fees. The Trustees also noted that Estabrook had provided information regarding their advisory fees and an analysis of these fees in relation to the delivery of services to the Estabrook Fund and any other ancillary benefit resulting from Estabrook’s relationship with the Estabrook Fund. The Trustees also reviewed a peer comparison of advisory fees and total expenses for the Estabrook Fund versus other similarly managed funds with $250 million or less in assets. The Trustees noted that the Estabrook Fund’s net expense ratio and gross advisory fee were higher than the median of the net expense ratio and gross advisory fee of the universe of funds in the Lipper Core Bond Fund Index. They further noted that the Estabrook Fund’s net advisory fee was lower than the median of the net advisory fee of the universe of funds in the Lipper Core Bond Fund Index. The Trustees concluded that the advisory fee and services provided by Estabrook are sufficiently consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Estabrook Fund based on the information provided at the Meeting.

Knowledge, experience, and qualifications. The Board considered the level and depth of knowledge of Estabrook, including the professional experience and qualifications of senior personnel. In evaluating the quality of services to be provided by Estabrook, the Board took into account its familiarity with Estabrook’s

24

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Other Information (Concluded)

(Unaudited)

senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account Estabrook’s compliance policies and procedures and reports on Estabrook’s compliance operations from the Trust’s CCO. The Board also considered any potential conflicts of interest that may arise in a portfolio manager’s management of the Estabrook Fund’s investments on the one hand, and the investments of other accounts, on the other. The Trustees reviewed the services provided to the Estabrook Fund by Estabrook and concluded that the nature, extent and quality of the services provided were appropriate and consistent with the terms of the Estabrook Agreement, that the quality of the proposed services appeared to be consistent with industry norms and that the Estabrook Fund is likely to benefit from the continued receipt of those services. They also concluded that Estabrook has sufficient personnel, with the appropriate education and experience, to serve Fund effectively and had demonstrated their ability to attract and retain qualified personnel.

Costs. The Trustees reviewed materials regarding the costs of the services provided by Estabrook, the compensation and benefits received by Estabrook in providing services to the Estabrook Fund, as well as Estabrook’s profitability. The Trustees were provided with Estabrook’s balance sheet and income statement as of December 31, 2015. It was noted that Estabrook’s level of profitability is an important factor to consider, and the Trustees should be satisfied that Estabrook’s profits are sufficient to continue as a healthy concern generally and as investment adviser of the Estabrook Fund specifically. The Trustees noted that Estabrook was currently waiving the entire advisory fee from the Estabrook Fund and was also contractually obligated to reimburse expenses. The Trustees noted that the fees charged by Estabrook were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the overall expense ratios of the Estabrook Funds were reasonable, taking into account projected growth and size of the Estabrook Fund and the quality of services provided by Estabrook.

Economies of Scale. The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Estabrook Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board noted that economies of scale may be achieved at higher asset levels for the Estabrook Fund for the benefit of fund shareholders, but that the advisory fee did not currently include breakpoint reductions as asset levels increased.

At the Meeting, the Trustees unanimously approved the continuation of the Estabrook Agreement for an additional one year period. In approving the continuation of the Estabrook Agreement, the Board considered all factors it deemed relevant and the information presented to the Board by Estabrook. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his or her own judgment. The Board determined that the continuation of the Estabrook Agreement would be in the best interests of the Estabrook Fund and its shareholders.

25

[THIS PAGE INTENTIONALLY LEFT BLANK.]

[THIS PAGE INTENTIONALLY LEFT BLANK.]

Investment Adviser

Estabrook Capital Management LLC

900 Third Avenue, 10th Floor

New York, NY 10022

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

EST-1016

ESTABROOK INVESTMENT GRADE FIXED INCOME

FUND

of

FundVantage Trust

Class I

SEMI-ANNUAL

REPORT

October 31, 2016

(Unaudited)

This report is submitted for the general information of the shareholders of the Estabrook Investment Grade Fixed Income Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Estabrook Investment Grade Fixed Income Fund.

INSIGHT INVESTMENT GRADE BOND FUND

of

FundVantage Trust

Institutional Class

SEMI-ANNUAL REPORT

October 31, 2016

(Unaudited)

This report is submitted for the general information of the shareholders of the Insight Investment Grade Bond Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Insight Investment Grade Bond Fund.

INSIGHT INVESTMENT GRADE BOND FUND

Semi-Annual Report

Performance Data

October 31, 2016

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2016
	Six Months†	1 Year	3 Year	5 Year	Since Inception*
Institutional Class	2.89%	5.69%	4.29%	4.28%	4.21%
Barclays U.S. Aggregate Bond Index	1.51%	4.37%	3.48%	2.90%	3.53	%**

†	Not Annualized.

*	The Insight Investment Grade Bond Fund (the “Fund”) commenced operations on December 2, 2010.

**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (866) 678-6242.

As stated in the current prospectus dated September 1, 2016, the Fund’s “Total Annual Fund Operating Expenses” for Institutional Class shares of the Fund is 1.29% of the Fund’s average daily net assets, These rates may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered by this report. Cutwater Investor Services Corp. (d/b/a Insight Investment and referred to herein as the “Adviser”) has voluntarily agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items and brokerage commissions) do not exceed 0.85% (on an annual basis) of the Fund’s average daily net assets (the “Voluntary Waiver”). This is not reflected in the table above. Such Voluntary Waiver will continue until the Adviser notifies the Fund of a change in the amount of its Voluntary Waiver or its discontinuation. This Voluntary Waiver may be discontinued at any time at the discretion of the Adviser. Total returns would be lower had such fees and/or expenses not been waived and/or reimbursed.

A 1.00% redemption fee applies to shares redeemed within 60 days of purchase. The redemption fee is not reflected in the returns shown above.

The Fund intends to evaluate performance as compared to that of the Barclays U.S. Aggregate Bond Index. The Barclays U.S. Aggregate Bond Index is an unmanaged index which represents the U.S. investment grade bond market. References to an index over a specific period are provided for your information only and should not be considered indicative of an investment in the Insight Investment Grade Bond Fund. Note that an index is unmanaged and the information contained herein does not reflect any investment management fees or transaction costs. It is impossible to invest directly in an index.

All mutual fund investing involves risk, including possible loss of principal. The Fund is subject to the risks of the fixed-income securities in its portfolio such as credit, prepayment and interest rate risk. As interest rates rise, the value of bond prices will decline and an investor may lose money.

2

INSIGHT INVESTMENT GRADE BOND FUND

Fund Expense Disclosure

October 31, 2016

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six month period from May 1, 2016 through October 31, 2016 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Insight Investment Grade Bond Fund
	Beginning Account Value	Ending Account Value	Expenses Paid
	May 1, 2016	October 31, 2016	During Period*
Institutional Class
Actual	$1,000.00	$1,028.90	$4.35
Hypothetical (5% return before expenses)	1,000.00	1,020.92	4.33

*

Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2016 of 0.85% for the Institutional Class of the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Fund’s ending account value on the first line in the table is based on the actual six-month total returns for the Fund of 2.89%.

3

INSIGHT INVESTMENT GRADE BOND FUND

Portfolio Holdings Summary Table

October 31, 2016

(Unaudited)

The following table presents a summary by security type of the portfolio holdings of the Fund:

	% of Net Assets	Value

Corporate Bonds and Notes	50.2%	$20,420,008
Registered Investment Company	15.0	6,091,812
U.S. Treasury Obligations	13.3	5,397,037
Asset Backed Securities	12.6	5,137,036
Residential Mortgage-Backed Securities	11.9	4,820,818
Commercial Mortgage-Backed Securities	6.0	2,449,328
Preferred Stock	1.4	554,288
Municipal Bonds	1.0	418,273
Liabilities in Excess of Other Assets	(11.4)	(4,622,572)

NET ASSETS	100.0%	$40,666,028

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

4

INSIGHT INVESTMENT GRADE BOND FUND

Portfolio of Investments

October 31, 2016

(Unaudited)

	Moody’s/
	Standard &	Principal
	Poor’s	Amount
	Rating(a)	(000’s)	Value
CORPORATE BONDS AND NOTES — 50.2%
Agriculture — 0.5%
Reynolds American, Inc., Co. Gty., 4.45%, 06/12/25 (b)	Baa3/BBB	$180	$197,585

Airlines — 1.7%
American Airlines 2013-2 Class B Pass Through Trust, 5.60%, 01/15/22 (c)	NR/BBB-	335	350,650
British Airways 2013-1 Class B Pass Through Trust, 5.625%, 12/20/21 144A(c)	A3/BBB	158	165,579
United Airlines 2016-1 Class AA Pass Through Trust, 3.10%, 01/07/30	Aa3/NR	172	176,390

			692,619

Beverages — 1.1%
Anheuser-Busch InBev Finance, Inc., Co. Gty., 3.70%, 02/01/24	A3/A-	145	155,237
Anheuser-Busch InBev Finance, Inc., Co. Gty., 4.70%, 02/01/36 (b)	A3/A-	115	127,482
Anheuser-Busch InBev Finance, Inc., Co. Gty., 4.90%, 02/01/46 (b)	A3/A-	138	157,808

			440,527

Chemicals — 1.0%
Axalta Coating Systems, LLC, Co. Gty., 4.875%, 08/15/24 144A(b)	B1/B+	215	218,225
Solvay Finance America, LLC, Co. Gty., 3.40%, 12/03/20 144A(b)	Baa2/BBB-	200	208,193

			426,418

Commercial Services — 0.4%
President and Fellows of Harvard College, Unsec. Notes, 3.15%, 07/15/46 (b)	Aaa/AAA	156	152,134

Diversified Financial Services — 17.3%
Bank of America Corp., Sr. Unsec. Notes, 5.75%, 12/01/17	Baa1/BBB+	210	219,416
Bank of America Corp., Sr. Unsec. Notes, 5.875%, 01/05/21	Baa1/BBB+	320	363,760
Bank of America Corp., Sub. Notes, 4.45%, 03/03/26	Baa3/BBB	118	125,961
Bear Stearns Cos., LLC (The), Sr. Unsec. Notes, 6.40%, 10/02/17	A3/A-	267	279,071
Citigroup, Inc., Sr. Unsec. Notes, 2.255%, 09/01/23 (b)(d)	Baa1/BBB+	425	426,509
Citigroup, Inc., Sub. Notes, 4.60%, 03/09/26	Baa3/BBB	365	389,525
Citigroup, Inc., Sub. Notes, 5.30%, 05/06/44	Baa3/BBB	225	248,172
GE Capital International Funding Co., Co. Gty., 2.342%, 11/15/20	A1/AA-	215	219,290
General Electric Capital Corp., Sub. Notes, 5.30%, 02/11/21	A2/A+	75	85,186
General Electric Co., Jr. Sub. Notes, 5.00%, 01/21/21 (b)(d)(e)	A3/A	437	462,958
Goldman Sachs Group, Inc. (The), Sr. Unsec. Notes, 2.375%, 01/22/18	A3/BBB+	91	91,839
Goldman Sachs Group, Inc. (The), Sr. Unsec. Notes, 2.64%, 10/28/27 (b)(d)	A3/BBB+	250	250,462
HSBC Capital Funding LP/Jersey Channel Islands, Ltd., Co. Gty., 10.176%, 12/29/49 144A(b)(d)(e)	Baa1/BBB-	325	490,750
ING Bank NV, Sub. Notes, 4.125%, 11/21/23 (b)(d)	Baa2/BBB+	350	357,438
Intesa Sanpaolo SpA., Co. Gty, 3.875%, 01/15/19	Baa1/BBB-	200	205,770
Intesa Sanpaolo SpA., Sub. Notes, 5.71%, 01/15/26 144A.	Ba1/BB	225	214,267
JPMorgan Chase & Co., Jr. Sub. Notes, 7.90%, 12/29/49 (b)(d)(e)	Baa3/BBB-	387	398,900
JPMorgan Chase & Co., Sr. Unsec. Notes, 2.70%, 05/18/23 (b)	A3/A-	260	260,775
Liberty Property LP, Sr. Unsec. Notes, REIT, 3.25%, 10/01/26 (b)	Baa1/BBB	310	307,797
Morgan Stanley, Sr. Unsec. Notes, 5.50%, 07/24/20.	A3/BBB+	425	473,205
Morgan Stanley, Sr. Unsec. Notes, 4.30%, 01/27/45.	A3/BBB+	40	41,888
Nasdaq Inc., Sr. Unsec. Notes, 3.85%, 06/30/26 (b)	Baa3/BBB	238	245,327
Santander UK Group Holdings PLC, Sr. Unsec. Notes, 2.875%, 10/16/20	Baa1/BBB	130	130,529

The accompanying notes are an integral part of the financial statements.

5

INSIGHT INVESTMENT GRADE BOND FUND

Portfolio of Investments (Continued)

October 31, 2016

(Unaudited)

	Moody’s/
	Standard &	Principal
	Poor’s	Amount
	Rating(a)	(000’s)	Value
CORPORATE BONDS AND NOTES — (Continued)
Diversified Financial Services — (Continued)
Synchrony Financial, Sr. Unsec. Notes, 2.60%, 01/15/19 (b)	NR/BBB-	$164	$165,956
Toronto-Dominion Bank (The), Sr. Unsec. Notes, 2.125%, 04/07/21	Aa1/AA-	400	402,795
Toronto-Dominion Bank (The), Sub. Notes, 3.625%, 09/15/31 (b)(d)	A2/A-	124	123,864
Trinity Acquisition PLC, Co. Gty., 4.40%, 03/15/26 (b)	Baa3/BBB	43	44,869

			7,026,279

Energy — 2.3%
BG Energy Capital PLC, Co. Gty., 6.50%, 11/30/72 (b)(d)	WR/BBB+	300	312,190
CITGO Petroleum Corp., Sr. Sec. Notes, 6.25%, 08/15/22 144A(b)	B3/B+	189	193,252
Consumers Energy Co., 3.25%, 08/15/46 (b)	A1/A	111	106,024
Diamondback Energy, Inc., Co. Gty., 4.75%, 11/01/24 144A(b)	B2/BB-	31	31,000
Sunoco LP/Sunoco Finance Corp., Co. Gty., 6.25%, 04/15/21 (b)	Ba3/BB-	154	157,850
Williams Partners LP, Sr. Unsec. Notes, 4.30%, 03/04/24 (b)	Baa3/BBB-	80	82,139
Williams Partners LP, Sr. Unsec. Notes, 4.00%, 09/15/25 (b)	Baa3/BBB-	35	35,047

			917,502

Food — 1.7%
JBS USA LLC/JBS USA Finance, Inc., Sr. Unsec. Notes, 5.75%, 06/15/25 144A(b)	Ba2/BB+	105	102,900
Kraft Heinz Foods Co., Co. Gty., 5.20%, 07/15/45 (b)	Baa3/BBB-	45	50,451
McDonald’s Corp., Sr. Unsec. Notes, 3.70%, 01/30/26 (b)	Baa1/BBB+	26	27,517
Mondelez International Holdings Netherlands BV, Co. Gty., 2.00%, 10/28/21 144A(b)	A3/BBB	346	342,568
Sysco Corp., Co. Gty., 2.60%, 10/01/20 (b)	A3/BBB+	175	179,198

			702,634

Healthcare — 0.8%
Actavis Funding SCS, Co. Gty., 4.75%, 03/15/45 (b)	Baa3/BBB	30	31,468
MEDNAX, Inc., Co. Gty., 5.25%, 12/01/23 144A(b)	Ba2/BBB-	42	43,890
Medtronic, Inc., Co. Gty., 4.625%, 03/15/45	A3/A	140	158,391
Teva Pharmaceutical Finance Netherlands III BV, Co. Gty, 3.15%, 10/01/26	Baa2/BBB	68	66,133
Teva Pharmaceutical Finance Netherlands III BV, Co. Gty, 4.10%, 10/01/46	Baa2/BBB	33	30,634

			330,516

Household & Personal Products — 0.6%
Newell Brands, Inc., Sr. Unsec. Notes, 4.20%, 04/01/26 (b)	Baa3/BBB-	107	115,615
Newell Brands, Inc., Sr. Unsec. Notes, 5.50%, 04/01/46 (b)	Baa3/BBB-	113	133,149

			248,764

Industrial — 3.7%
Case New Holland Industrial, Inc., Co. Gty., 7.875%, 12/01/17	Ba1/BB+	78	82,582
CNH Industrial Capital, LLC, Co. Gty., 3.875%, 07/16/18	Ba1/BB	90	90,788
ERAC USA Finance LLC, Co. Gty., 4.50%, 02/15/45 144A(b)	Baa1/BBB+	215	220,190
ERAC USA Finance, LLC, Co. Gty., 3.80%, 11/01/25 144A(b)	Baa1/BBB+	200	212,004
Heathrow Funding Ltd., Sr. Sec. Notes, 4.875%, 07/15/23 144A	NR/A-	100	107,625
Norfolk Southern Corp., Sr. Unsec. Notes, 4.65%, 01/15/46 (b)	Baa1/BBB+	200	223,194
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec. Notes, 3.375%, 02/01/22 144A(b)	Baa2/BBB-	201	207,751

The accompanying notes are an integral part of the financial statements.

6

INSIGHT INVESTMENT GRADE BOND FUND

Portfolio of Investments (Continued)

October 31, 2016

(Unaudited)

	Moody’s/
	Standard &	Principal
	Poor’s	Amount
	Rating(a)	(000’s)	Value
CORPORATE BONDS AND NOTES — (Continued)
Industrial — (Continued)
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec. Notes, 3.40%, 11/15/26 144A(b)	Baa2/BBB-	$141	$140,842
Sydney Airport Finance Co. Pty Ltd., Sr. Sec. Notes, 3.375%, 04/30/25 144A(b)	Baa2/BBB	70	70,831
United Technologies Corp., Sr. Unsec. Notes, 1.50%, 11/01/19	A3/A-	139	139,085

			1,494,892

Insurance — 4.9%
Allstate Corp. (The), Jr. Sub. Notes, 6.50%, 05/15/57 (b)(d)	Baa1/BBB	325	381,875
American Financial Group, Inc., Sr. Unsec. Notes, 9.875%, 06/15/19	Baa1/BBB+	130	155,566
American International Group, Inc., Jr. Sub. Notes, 8.175%, 05/15/58 (b)(d)	Baa2/BBB	325	435,304
Liberty Mutual Group, Inc., Co. Gty., 7.00%, 03/15/37 144A(b)(d)	Baa3/BB+	208	180,960
Prudential Financial, Inc., Jr. Sub. Notes, 5.20%, 03/15/44 (b)(d)	Baa2/BBB+	400	409,000
SAFG Retirement Services, Inc., Sr. Unsec. Notes, 8.125%, 04/28/23	Baa1/A-	145	180,628
Travelers Cos., Inc. (The), Jr. Sub. Notes, 6.25%, 03/15/37 (b)(d)	A3/NR	244	242,780

			1,986,113

Media — 2.8%
CCO Holdings LLC / CCO Holdings Capital Corp., Sr. Unsec. Notes, 5.75%, 02/15/26 144A(b)	B1/BB+	94	97,936
Charter Communications Operating, LLC / Charter Communications Operating Capital, Sr. Sec. Notes, 4.464%, 07/23/22 144A(b)	Ba1/BBB	220	234,339
Discovery Communications, LLC, Co. Gty., 4.90%, 03/11/26 (b)	Baa3/BBB-	120	130,444
Numericable-SFR SAS, Sr. Sec. Notes, 6.25%, 05/15/24 144A(b)	B1/B+	250	249,842
VTR Finance BV, Sr. Sec. Notes, 6.875%, 01/15/24 144A(b)	B1/B+	425	444,656

			1,157,217

Mining — 1.6%
BHP Billiton Finance USA Ltd., Co. Gty., 6.75%, 10/19/75 144A(b)(d)	Baa2/BBB+	200	226,500
Teck Resources Ltd., Co. Gty., 5.20%, 03/01/42 (b)	B3/B+	296	267,140
Vale Overseas Ltd., Co. Gty., 6.25%, 08/10/26	Ba3/BBB-	150	160,875

			654,515

Pipe Lines Ex Natural Gas — 2.5%
Columbia Pipeline Group, Inc., Co. Gty, 4.50%, 06/01/25 (b)	Baa2/A-	70	75,637
Enterprise Products Operating LLC, Co. Gty., 7.034%, 01/15/68 (b)(d)	Baa2/BBB-	211	222,763
IFM US Colonial Pipeline 2 LLC, Sr. Sec. Notes, 6.45%, 05/01/21 144A(b)	NR/BB	175	197,416
Kinder Morgan Energy Partners LP, Co. Gty., 9.00%, 02/01/19	Baa3/BBB-	130	148,644
Regency Energy Partners LP/Regency Energy Finance Corp., Co. Gty., 6.50%, 07/15/21 (b)	Baa3/BBB-	370	382,898

			1,027,358

Telecommunications — 4.6%
AT&T, Inc., Sr. Unsec. Notes, 4.50%, 05/15/35 (b)	Baa1/BBB+	300	297,807
AT&T, Inc., Sr. Unsec. Notes, 4.75%, 05/15/46 (b)	Baa1/BBB+	70	68,500
Bharti Airtel International Netherlands BV, Co. Gty., 5.35%, 05/20/24 144A	Baa3/BBB-	360	391,033
Frontier Communications Corp., Sr. Unsec. Notes, 8.50%, 04/15/20	Ba3/BB-	325	346,938
Frontier Communications Corp., Sr. Unsec. Notes, 11.00%, 09/15/25 (b)	Ba3/BB-	22	22,526

The accompanying notes are an integral part of the financial statements.

7

INSIGHT INVESTMENT GRADE BOND FUND

Portfolio of Investments (Continued)

October 31, 2016

(Unaudited)

	Moody’s/
	Standard &	Principal
	Poor’s	Amount
	Rating(a)	(000’s)	Value
CORPORATE BONDS AND NOTES — (Continued)
Telecommunications — (Continued)
Microsoft Corp., Sr. Unsec. Notes, 2.40%, 08/08/26 (b)	Aaa/AAA	$214	$209,889
Microsoft Corp., Sr. Unsec. Notes, 3.95%, 08/08/56 (b)	Aaa/AAA	203	198,158
T-Mobile USA, Inc., Co. Gty., 6.00%, 04/15/24 (b)	Ba3/BB	19	20,211
Verizon Communications, Inc., Sr. Unsec. Notes, 2.606%, 09/14/18 (d)	Baa1/BBB+	195	200,226
Verizon Communications, Inc., Sr. Unsec. Notes, 5.012%, 08/21/54	Baa1/BBB+	60	61,867
Verizon Communications, Inc., Sr. Unsec. Notes, 4.672%, 03/15/55	Baa1/BBB+	72	70,190

			1,887,345

Utilities — 2.7%
Black Hills Corp., Sr. Unsec. Notes, 4.25%, 11/30/23 (b)	Baa1/BBB	100	107,700
Black Hills Corp., Sr. Unsec. Notes, 3.95%, 01/15/26 (b)	Baa1/BBB	193	204,899
Duquesne Light Holdings, Inc., Sr. Unsec. Notes, 6.40%, 09/15/20 144A	Baa3/BBB-	163	186,126
Electricite de France SA, Jr. Sub. Notes, 5.25%, 12/29/49 144A(b)(d)(e)	Baa3/BB	208	205,920
Exelon Corp., Sr. Unsec. Notes, 3.40%, 04/15/26 (b)	Baa2/BBB-	91	93,965
Southern Co. Gas Capital Corp., Co. Gty., 3.95%, 10/01/46 (b)	Baa1/A-	98	97,159
Southern Power Co., Sr. Unsec. Notes, 5.25%, 07/15/43	Baa1/BBB+	170	181,821

			1,077,590

TOTAL CORPORATE BONDS AND NOTES (Cost $19,694,658)			20,420,008

ASSET BACKED SECURITIES — 12.6%
AmeriCredit Automobile Receivables Trust, Series 2015-4, Class A3, 1.70%, 07/08/20 (b)	NR/AAA	175	175,661
BCC Funding XIII, LLC, Series 2016-1, Class A2, 2.20%, 12/20/21 144A(b)	Aa2/NR	100	99,926
Carlyle Global Market Strategies CLO Ltd., Series 2014-3A, Class B, 4.036%, 07/27/26 144A(b)(c)(d)	A1/NR	500	498,685
Chase Issuance Trust, Series 2015-A2, Class A2, 1.59%, 02/18/20 (b)	Aaa/AAA	715	718,850
CPS Auto Receivables Trust, Series 2015-B, Class A, 1.65%, 11/15/19 144A(b)	NR/AA-	84	84,320
CPS Auto Receivables Trust, Series 2015-C, Class B, 2.55%, 02/18/20 144A(b)	NR/AA	175	176,462
CPS Auto Trust, Series 2016-D, Class B, 2.11%, 03/15/21 144A(b)	NR/AA	281	280,809
Drive Auto Receivables Trust., Series 2016-BA, Class B, 2.56%, 06/15/20 144A(b)	Aa1/AA	156	157,407
DT Auto Owner Trust, Series 2016-1A, Class B, 2.79%, 05/15/20 144A(b)	NR/AA	250	252,108
Flagship Credit Auto Trust, Series 2016-1, Class A, 2.77%, 12/15/20 144A(b)	NR/AA	184	186,277
Kubota Credit Owner Trust, Series 2016-1A, Class A3, 1.50%, 07/15/20 144A(b)	Aaa/NR	100	100,076
MVW Owner Trust, Series 2016-1A, Class A, 2.25%, 12/20/33 144A(b)	NR/A+	192	190,503
Navistar Financial Dealer Note Master Owner Trust II, Series 2016-1, Class A, 2.146%, 09/27/21 144A(d)	Aaa/NR	165	165,936
North End CLO, Ltd., Series 2013-1A, Class B, 2.53%, 07/17/25 144A(b)(c)(d)	NR/AA	1,000	971,030
Spirit Master Funding LLC, Series 2014-2A, Class A, 5.76%, 03/20/42 144A(b)(c)	NR/A+	297	316,792
TAL Advantage V LLC, Series 2013-1A, Class A, 2.83%, 02/22/38 144A(b)	NR/A	267	256,653
TAL Advantage V LLC, Series 2014-2A, Class A1, 1.70%, 05/20/39 144A(b)	NR/A	38	37,886
Verizon Owner Trust, Series 2016-1A Class A, 1.42%, 01/20/21 144A(b)	NR/AAA	122	122,144
VSE VOI Mortgage LLC, Series 2016-A, Class A, 2.54%, 07/20/33 144A(b)	NR/A+	345	345,511

TOTAL ASSET BACKED SECURITIES (Cost $5,159,999)			5,137,036

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.0%
BLCP Hotel Trust, Series 2014-CLRN, Class B, 1.885%, 08/15/29 144A(b)(d)	NR/AA-	305	302,931

The accompanying notes are an integral part of the financial statements.

8

INSIGHT INVESTMENT GRADE BOND FUND

Portfolio of Investments (Continued)

October 31, 2016

(Unaudited)

	Moody’s/
	Standard &	Principal
	Poor’s	Amount
	Rating(a)	(000’s)	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (Continued)
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class D, 3.518%, 05/10/35 144A(d)	Baa1/NR	$350	$348,624
FREMF Mortgage Trust, Series 2015-K44, Class B, 3.684%, 01/25/48 144A(b)(d)	NR/NR	90	88,986
Hilton USA Trust, Series 2013-HLT, Class CFX, 3.714%, 11/05/30 144A	Aa3/A-	227	227,204
Latitude Management Real Estate Investors, Inc., Series 2016-CRE2, Class A, 2.286%, 11/24/31 144A(b)(d)	Aaa/NR	125	125,000
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-CKSV, Class C, 4.29%, 10/15/30 144A(d)	NR/A	540	553,095
ORES LLC, Series 2014-LV3, Class A, 3.00%, 03/27/24 144A(c)	NR/NR	1	990
Resource Capital Corp. Ltd., Series 2014-CRE2, Class A, 1.585%, 04/15/32 144A(b)(c)(d)	Aaa/NR	151	149,841
Wells Fargo Commercial Mortgage Trust, Series 2014-TISH, Class SCH2, 4.035%, 01/15/27 144A(c)(d)	NR/BB	450	433,885
Wells Fargo Commercial Mortgage Trust, Series 2014-TISH, Class WTS2, 3.785%, 02/15/27 144A(c)(d)	NR/BB	225	218,772

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,453,885)			2,449,328

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 11.9%
FHLMC Gold Pool TBA, 3.50%, 11/01/46	Aaa/AA+	710	745,140
FNMA Pool TBA, 4.00%, 11/01/46	Aaa/AA+	940	1,006,534
FNMA Pool TBA, 2.50%, 11/01/31	Aaa/AA+	810	833,477
FNMA Pool TBA, 3.00%, 11/01/46	Aaa/AA+	730	751,558
GNMA Pool TBA, 3.50%, 11/15/46	Aaa/AA+	1,400	1,484,109

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $4,836,051)			4,820,818

MUNICIPAL BONDS — 1.0%
State of California, Build America Bonds, GO, 7.55%, 04/01/39	Aa3/AA-	270	418,273

TOTAL MUNICIPAL BONDS (Cost $383,126)			418,273

U.S. TREASURY OBLIGATIONS — 13.3%
United States Treasury Inflation Indexed Bond, 0.75%, 02/15/45	Aaa/AA+	374	376,084
United States Treasury Note, 0.875%, 07/31/19	Aaa/AA+	160	159,550
United States Treasury Note, 1.125%, 08/31/21	Aaa/AA+	173	171,473
United States Treasury Note, 1.375%, 01/31/21	Aaa/AA+	133	133,644
United States Treasury Note, 1.50%, 03/31/23	Aaa/AA+	99	98,594
United States Treasury Note, 1.50%, 08/15/26	Aaa/AA+	630	611,198
United States Treasury Note, 1.625%, 08/15/22	Aaa/AA+	370	373,078
United States Treasury Note, 1.625%, 02/15/26	Aaa/AA+	588	578,753
United States Treasury Note, 1.625%, 05/15/26	Aaa/AA+	444	435,895
United States Treasury Note, 2.00%, 02/15/25	Aaa/AA+	200	203,828
United States Treasury Note, 2.125%, 08/15/21	Aaa/AA+	215	222,802
United States Treasury Note, 2.125%, 05/15/25	Aaa/AA+	372	382,492
United States Treasury Note, 2.25%, 11/15/24	Aaa/AA+	335	348,296
United States Treasury Note, 2.50%, 08/15/23	Aaa/AA+	350	370,193
United States Treasury Bond, 2.75%, 11/15/42	Aaa/AA+	445	461,844
United States Treasury Bond, 3.00%, 05/15/45	Aaa/AA+	151	163,929
The accompanying notes are an integral part of the financial statements.

9

INSIGHT INVESTMENT GRADE BOND FUND

Portfolio of Investments (Concluded)

October 31, 2016

(Unaudited)

	Moody’s/
	Standard &	Principal
	Poor’s	Amount
	Rating(a)	(000’s)	Value
U.S. TREASURY OBLIGATIONS — (Continued)
United States Treasury Bond, 5.375%, 02/15/31	Aaa/AA+	$215	$305,384

TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,200,366)			5,397,037

		Number
		of Shares
PREFERRED STOCK — 1.4%
Diversified Financial Services — 1.4%
CoBank ACB*	NR/BBB+	5,200	$554,288

TOTAL PREFERRED STOCK (Cost $542,100)			554,288

REGISTERED INVESTMENT COMPANY — 15.0%
BlackRock Liquidity Funds Fedfund Portfolio, Institutional Shares, 0.32%(f)		6,091,812	6,091,812

TOTAL REGISTERED INVESTMENT COMPANY (Cost $6,091,812)			6,091,812

TOTAL INVESTMENTS - 111.4% (Cost $44,361,997)			45,288,600
LIABILITIES IN EXCESS OF OTHER ASSETS - (11.4)%			(4,622,572)

NET ASSETS - 100.0%			$40,666,028

*	Non-income producing.
(a)	Ratings for debt securities are unaudited. All ratings are as of October 31, 2016 and may have changed subsequently.
(b)	This security is callable.
(c)	Security is deemed illiquid at October 31, 2016.
(d)	Floating or variable rate security. Rate disclosed is as of October 31, 2016.
(e)	Security is perpetual. Date shown is next call date.
(f)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2016.

144A Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At October 31, 2016, these securities amounted to $12,427,098 or 30.6% of net assets. These securities have been determined by the Adviser to be liquid securities, unless otherwise noted.

Legend
CLO	Collateralized Loan Obligation	Ltd.	Limited
Co. Gty.	Company Guaranty	NR	Not Rated
FHLMC	Federal Home Loan Mortgage Corp.	PLC	Public Limited Company
FNMA	Federal National Mortgage Association	REIT	Real Estate Investment Trust
FREMF	Federal Home Loan Mortgage Corp. (Multi-Family)	Sec.	Secured
GNMA	Government National Mortgage Association	Sr.	Senior
GO	General Obligations	Sub.	Subordinated
Jr.	Junior	TBA	To Be Announced
LLC	Limited Liability Company	Unsec.	Unsecured
LP	Limited Partnership

The accompanying notes are an integral part of the financial statements.

10

INSIGHT INVESTMENT GRADE BOND FUND

Statement of Assets and Liabilities

October 31, 2016

(Unaudited)

Assets
Investments, at value (Cost $44,361,997)	$45,288,600
Receivable for investments sold	408,980
Dividends and interest receivable	300,246
Prepaid expenses and other assets	13,916

Total assets	46,011,742

Liabilities
Payable for investments purchased	5,258,147
Payable for administration and accounting fees	26,126
Payable for transfer agent fees	9,358
Payable to Investment Adviser	7,362
Payable for custodian fees	5,754
Accrued expenses	38,967

Total liabilities	5,345,714

Net Assets	$40,666,028

Net Assets Consisted of:
Capital stock, $0.01 par value	$39,720
Paid-in capital	39,429,223
Accumulated net investment income	54,742
Accumulated net realized gain from investments.	215,740
Net unrealized appreciation on investments	926,603

Net Assets	$40,666,028

Institutional Class:
Net asset value, offering and redemption price per share ($40,666,028 / 3,972,037 shares)	$10.24

The accompanying notes are an integral part of the financial statements.

11

INSIGHT INVESTMENT GRADE BOND FUND

Statement of Operations

For the Six Months Ended October 31, 2016

(Unaudited)

Investment Income
Interest	$738,252
Dividends	16,250

Total investment income	754,502

Expenses
Advisory fees (Note 2)	101,610
Administration and accounting fees (Note 2)	43,282
Transfer agent fees (Note 2)	26,487
Legal fees	24,558
Audit fees	24,014
Custodian fees (Note 2)	12,710
Trustees’ and officers’ fees (Note 2)	10,340
Printing and shareholder reporting fees	10,000
Registration and filing fees	408
Other expenses	8,666

Total expenses before waivers and reimbursements	262,075

Less: waivers (Note 2)	(89,897)

Net expenses after waivers and reimbursements	172,178

Net investment income	582,324

Net realized and unrealized gain/(loss) from investments:
Net realized gain from investments	324,695
Net change in unrealized appreciation/(depreciation) on investments	247,198

Net realized and unrealized gain on investments	571,893

Net increase in net assets resulting from operations	$1,154,217

The accompanying notes are an integral part of the financial statements.

12

INSIGHT INVESTMENT GRADE BOND FUND

Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	October 31, 2016	Year Ended
	(Unaudited)	April 30, 2016
Increase/(decrease) in net assets from operations:
Net investment income	$582,324	$1,089,232
Net realized gain from investments	324,695	72,969
Net change in unrealized appreciation/(depreciation) on investments	247,198	(425,684)

Net increase in net assets resulting from operations	1,154,217	736,517

Less Dividends and Distributions to Shareholders from:
Net investment income:
Institutional Class	(556,054)	(1,149,482)

Net decrease in net assets from dividends and distributions to shareholders	(556,054)	(1,149,482)

Increase in Net Assets Derived from Capital Share Transactions (Note 5)	556,046	1,149,482

Total increase in net assets	1,154,209	736,517

Net assets
Beginning of period	39,511,819	38,775,302

End of period	$40,666,028	$39,511,819

Accumulated net investment income, end of period	$54,742	$28,472

The accompanying notes are an integral part of the financial statements.

13

INSIGHT INVESTMENT GRADE BOND FUND

Financial Highlights

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the
	Six Months		For the	For the	For the	For the		For the
	Ended		Year	Year	Year	Year		Year
	October 31,		Ended	Ended	Ended	Ended		Ended
	2016		April 30,	April 30,	April 30,	April 30,		April 30,
	(Unaudited)		2016	2015	2014	2013		2012
Per Share Operating Performance
Net asset value, beginning of period	$10.09		$10.20	$10.03	$10.47	$10.31		$10.01

Net investment income(1)	0.15		0.28	0.30	0.33	0.29		0.32
Net realized and unrealized gain/(loss) on investments	0.14		(0.09)	0.18	(0.30)	0.43		0.33

Net increase in net assets resulting from operations	0.29		0.19	0.48	0.03	0.72		0.65

Dividends and distributions to shareholders from:
Net investment income	(0.14)		(0.30)	(0.31)	(0.34)	(0.32)		(0.35)
Net realized gains	—		—	—	(0.13)	(0.24)		—

Total dividends and distributions to shareholders	(0.14)		(0.30)	(0.31)	(0.47)	(0.56)		(0.35)

Net asset value, end of period	$10.24		$10.09	$10.20	$10.03	$10.47		$10.31

Total investment return(2)	2.89%		1.92%	4.86%	0.37%	7.17%		6.59%

Ratio/Supplemental Data
Net assets, end of period (in thousands)	$40,666		$39,512	$38,775	$36,981	$47,339		$72,511
Ratio of expenses to average net assets	0.85	%(3)	0.85%	0.85%	0.85%	0.85%		0.85%
Ratio of expenses to average net assets without waivers and expense reimbursements(4)	1.29	%(3)	1.28%	1.27%	1.24%	0.93%		1.05%
Ratio of net investment income to average net assets	2.87	%(3)	2.84%	2.94%	3.26%	2.83%		3.19%
Portfolio turnover rate	52.72	%(5)	46.46%	54.37%	76.18%	154.23	%(6)	95.43%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.
(6)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

The accompanying notes are an integral part of the financial statements.

14

INSIGHT INVESTMENT GRADE BOND FUND

Notes to Financial Statements

October 31, 2016

(Unaudited)

1. Organization and Significant Accounting Policies

The Insight Investment Grade Bond Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), which commenced investment operations on December 2, 2010. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares, Class A, Class C and Institutional Class. As of October 31, 2016, Class A and Class C shares had not been issued.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities held by the Fund are valued at their last sale price on the NYSE on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the last asked price and the last bid price prior to the market close. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the last asked price and the last bid price prior to market close. The value of such securities quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) markets system, but not listed on the National Market System, shall be valued at the mean between closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and the asked prices for such security in the over-the-counter market. Fixed income securities are valued based on the market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates market value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•  Level 1 — quoted prices in active markets for identical securities;

•  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates,                         prepayment speeds, credit risk, etc.); and

•  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of                       investments).

15

INSIGHT INVESTMENT GRADE BOND FUND

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

The fair value of the Fund’s bonds are generally based on the quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2016, in valuing the Fund’s investments carried at fair value:

			Level 2
			Other	Level 3
		Level 1	Significant	Significant
	Total Value at	Quoted	Observable	Unobservable
	10/31/16	Prices	Inputs	Inputs
Corporate Bonds and Notes	$20,420,008	$—	$20,420,008	$—
Asset Backed Securities	5,137,036	—	5,137,036	—
Commercial Mortgage-Backed Securities	2,449,328	—	2,449,328	—
Residential Mortgage-Backed Securities	4,820,818	—	4,820,818	—
Municipal Bonds	418,273	—	418,273	—
U.S. Treasury Obligations	5,397,037	—	5,397,037	—
Preferred Stock.	554,288	554,288	—	—
Registered Investment Company	6,091,812	6,091,812	—	—

Total Investments	$45,288,600	$6,646,100	$38,642,500	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or are otherwise may be less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended October 31, 2016, there were no transfers between Levels 1, 2 and 3 for the Fund.

16

INSIGHT INVESTMENT GRADE BOND FUND

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Gains and losses on principal paydowns from mortgage backed securities are recorded as interest income on the Statement of Operations. Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums are recorded on a daily basis using the effective yield method except for short term securities, which records discounts and premiums on a straight-line basis. Dividends are recorded on the ex-dividend date. Estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of costs of the related investments. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Securities Traded on a To-Be-Announced Basis — The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities. As of October 31, 2016, there were open TBA payables in the amount of $4,842,719.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly to shareholders. Distributions from net realized capital gains, if any, are declared and paid annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, (“Internal Revenue Code”) and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

17

INSIGHT INVESTMENT GRADE BOND FUND

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

2. Transactions with Related Parties and Other Service Providers

Cutwater Investor Services Corp., (the “Adviser”), (d/b/a Insight Investment), serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust. For its services, the Adviser is paid a monthly fee at the annual rate of 0.50% of the Fund’s average daily net assets. The Adviser has voluntarily agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items and brokerage commissions) do not exceed 0.85% (on an annual basis) of the Fund’s average daily net assets (the “Voluntary Waiver”). Such Voluntary Waiver will continue until the Adviser notifies the Fund of a change in its Voluntary Waiver or its discontinuation. This Voluntary Waiver may be discontinued at any time at the discretion of the Adviser.

For the six months ended October 31, 2016, the Adviser earned advisory fees of $101,610 and waived fees of $89,897.

Other Service Providers

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees. For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund pursuant to an underwriting agreement between the Trust and the Underwriter.

Trustees and Officers

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. The remuneration paid to the Trustees by the Fund during the six months ended October 31, 2016 was $5.348. An employee of BNY Mellon serves as an Officer of the Trust and is not compensated by the Fund or the Trust.

Effective June 1, 2016 and July 1, 2016, JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. JWFM is compensated for the services provided to the Trust. Until May 31, 2016 and June 30, 2016 certain employees of BNY Mellon served as Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. They were not compensated by the Trust or the Funds.

Freeh Group International Solutions, LLC provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer.

3. Investment in Securities

For the six months ended October 31, 2016, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$7,051,869	$6,537,749
U.S. Government Securities	14,166,666	13,727,242

18

INSIGHT INVESTMENT GRADE BOND FUND

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

4. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (the “1933 Act”), or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by Insight Investment as applicable, based on policies and procedures established by the Fund’s Board of Trustees. Therefore, not all restricted securities are considered illiquid.

At October 31, 2016 the following restricted securities were held as illiquid:

	Acquisition	Acquisition		% of
	Date	Cost	Value	Net Assets
Corporate Bonds and Notes:
American Airlines 2013-2 Class B Pass Through Trust 5.60%, 01/15/22	11/21/13	$336,536	$350,650	0.9%
British Airways 2013-1 Class B Pass Through Trust 5.625%, 12/20/21	12/13/13	162,952	165,579	0.5
Carlyle Global Market Strategies CLO Ltd., Series 2014-3A, Class B 4.036%, 07/27/26	07/29/14	500,000	498,685	1.2
North End CLO, Ltd., Series 2013-1A, Class B 2.53%, 07/17/25	07/19/13	996,248	971,030	2.4
ORES LLC, Series 2014-LV3, Class A 3.00%, 03/27/24	03/21/14	990	990	0.0
Resource Capital Corp. Ltd., Series 2014-CRE2, Class A 1.585%, 04/15/32	07/10/14	151,221	149,841	0.4
Spirit Master Funding LLC, Series 2014-2A, Class A 5.76%, 03/20/42	05/20/14	308,786	316,792	0.8
Wells Fargo Commercial Mortgage Trust, Series 2014-TISH, Class SCH2 4.035%, 01/15/27	03/21/14	450,000	433,885	1.1
Wells Fargo Commercial Mortgage Trust, Series 2014-TISH, Class WTS2 3.785%, 02/15/27	03/21/14	225,000	218,772	0.5

5. Capital Share Transactions

For the six months ended October 31, 2016 and the year ended April 30, 2016, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended
	October 31, 2016		For the Year Ended
	(Unaudited)		April 30, 2016

	Shares	Amount	Shares	Amount
Institutional Class:
Reinvestments	54,266	$556,046	115,382	$1,149,482

Net increase	54,266	$556,046	115,382	$1,149,482

19

INSIGHT INVESTMENT GRADE BOND FUND

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

6. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the year ended April 30, 2016, the tax character of distributions paid by the Fund was $1,149,482 of ordinary income dividends. Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of April 30, 2016, the components of distributable earnings on a tax basis were as follows:

Capital Loss	Undistributed	Undistributed	Unrealized	Qualified Late-Year
Carryforward	Ordinary Income	Long-Term Gain	Appreciation	Losses
$(99,704)	$28,471	$—	$670,155	$—

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes.

As of October 31, 2016, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost*	$44,361,997

Gross unrealized appreciation	$1,186,409
Gross unrealized depreciation	(259,806)

Net unrealized appreciation	$926,603

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year. For the year ended April 30, 2016, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until May 1, 2016. For the year ended April 30, 2016, the Fund had no loss deferrals or late year ordinary loss.

Accumulated capital losses represent net capital loss carryforwards as of April 30, 2016 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of April 30, 2016, the Fund’s capital loss carryforward was $99,704, which were short-term losses. All losses will be carried forward indefinitely and will retain their character as short-term capital losses.

20

INSIGHT INVESTMENT GRADE BOND FUND

Notes to Financial Statements (Concluded)

October 31, 2016

(Unaudited)

7. Mortgage-Related And Other Asset-Backed Securities Risk

Mortgage-related and asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

8. Debt Investment Risk

Debt investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates. There is a risk that an issuer of a Fund’s debt investments may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high-yield/high-risk bonds, e.g., bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or if unrated are of comparable quality as determined by the manager, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Debt investments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise.

9. Subsequent Event

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

21

INSIGHT INVESTMENT GRADE BOND FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (866) 678-6242 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Advisory Agreement

At a meeting held on September 28-29 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the advisory agreement between Cutwater Investor Services Corp. doing business as Insight Investment (“Insight” or the “Advisor”) and the Trust (the “Agreement”) on behalf of Insight Investment Grade Bond Fund (the “Insight Fund”). At the Meeting, the Board considered the continuation of the Agreement with respect to the Insight Fund for an additional one year period.

In determining whether to approve the Agreement, the Trustees considered information provided by the Advisor in accordance with Section 15(c) of the 1940 Act regarding: (i) services performed for the Insight Fund, (ii) the size and qualifications of their portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of the Insight Fund, (iv) investment performance, (v) the capitalization and financial condition of the Advisor, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Insight Fund and other clients, (viii) results of any regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on Insight’s ability to service the Insight Fund, (x) compliance with the Insight Fund’s investment objectives, policies and practices (including codes of ethics and proxy voting policies) and (xi) compliance with federal securities laws and other regulatory requirements. The Trustees noted the reports and discussions with portfolio managers as provided at the Board meetings throughout the year covering matters such as the relative performance of the Insight Fund; compliance with the investment objectives, policies, strategies and limitations for the Insight Fund; the compliance of management personnel with the applicable code of ethics; and the adherence to the Trust’s pricing procedures as established by the Board.

Representatives from the Advisor attended the Meeting both in person and via teleconference. The representatives discussed the firm’s history, performance and investment strategies in connection with the proposed approval of the Agreement and answered questions from the Board.

Performance. The Trustees considered the investment performance for the Insight Investment Grade Fund and Insight. The Trustees reviewed the historical performance charts which showed the performance of the Insight Investment Grade Fund as compared to the Lipper Core Bond Fund Index, the Insight Investment Grade Fund’s applicable Lipper index and the Barclays U.S. Aggregate Total Return Index for the year-to-date, one year, two year, three year, five year and since inception periods ended June 30, 2016, as applicable. The Trustees also reviewed historical performance charts

22

INSIGHT INVESTMENT GRADE BOND FUND

Other Information

(Unaudited) (Continued)

which showed the performance of the Insight Investment Grade Fund as compared to the Barclays Capital U.S. Aggregate Bond Index and the Fund’s comparable separately managed account composite (gross of fees) for the one year, three year, five year and since inception periods ended July 31, 2016. The Trustees considered the short term and long term performance of the Insight Investment Grade Fund, as applicable. The Trustees noted that they considered performance reports provided at Board meetings throughout the year.

The Trustees noted that the Insight Investment Grade Fund had outperformed Lipper Core Bond Fund Index and Barclays U.S. Aggregate Total Return Index for the year-to-date, three year, five year and since inception periods and underperformed for the one year and two year periods ended June 30, 2016. The Trustees also noted that the Fund outperformed the Barclays Capital U.S. Aggregate Bond Index for the one year, three year, five year and since inception periods and underperformed the Fund’s comparable separately managed account composite (gross of fees) for the one year, three year, five year and since inception periods ended July 31, 2016. The Trustees concluded that the performance of the Insight Investment Grade Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

Fees. The Trustees noted that the representatives of Insight had provided information regarding its advisory fees and an analysis of these fees in relation to the services provided to the Insight Investment Grade Fund and any other ancillary benefit resulting from Insight’s relationship with the Fund. The Trustees also reviewed information regarding the fees that Insight charges to its separately managed accounts, and evaluated the explanations provided by Insight as to differences in fees charged to the Insight Investment Grade Fund and separately managed accounts. The Trustees also reviewed a peer comparison of advisory fees and total expenses for the Fund versus the universe of funds with similar share classes in the Lipper Core Bond Fund category with $250 million or less in assets. The Trustees noted that the gross advisory fee and net total expense ratio of the Fund’s Institutional Class shares were higher than the median of the gross advisory fee and net total expense ratio of the funds with a similar share class in the Lipper Core Bond Fund category with $250 million or less in assets. The Trustees concluded that the advisory fees and services provided by Insight are consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Insight Investment Grade Fund based on the information provided at the Meeting.

Knowledge, experience, and qualifications. The Board considered the level and depth of knowledge of Insight, including the professional experience and qualifications of senior personnel. In evaluating the quality of services to be provided by Insight, the Board took into account its familiarity with Insight’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account Insight’s compliance policies and procedures and reports regarding Insight’s compliance operations from the Trust’s CCO. The Board also considered any potential conflicts of interest that may arise in a portfolio manager’s management of the Insight Investment Grade Fund’s investments on the one hand, and the investments of other accounts, on the other. The Trustees reviewed the services provided to the Insight Investment Grade Fund by Insight and concluded that the nature, extent and quality of the services provided were appropriate and consistent with the terms of the Insight Agreement, that the quality of the proposed services appeared to be consistent with industry norms and that the Insight Investment Grade Fund is likely to benefit from the continued provision of those services. They also concluded that Insight has sufficient personnel, with the appropriate education and experience, to serve the Insight effectively and had demonstrated their ability to attract and retain qualified personnel.

Costs. The Trustees considered the costs of the services provided by Insight, the compensation and benefits received by Insight in providing services to the Insight Investment Grade Fund, as well as Insight’s profitability. The Trustees were provided the financial statements for Insight’s parent company, BNY Mellon, as of April 30, 2016. It was noted that Insight does not publish stand-alone financial statements. The Trustees noted that Insight’s level of profitability is an important factor to consider, and the Trustees should be satisfied that Insight’s profits are sufficient to continue as a healthy concern generally and as investment adviser of the Insight specifically. The Trustees concluded that Insight’s advisory fee level was reasonable in relation to the nature and quality of the services provided, taking into account the current size and projected growth of the Insight Investment Grade Fund.

23

INSIGHT INVESTMENT GRADE BOND FUND

Other Information

(Unaudited) (Concluded)

Economies of Scale. The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Insight Investment Grade Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board noted that economies of scale may be achieved at higher asset levels for the Insight Investment Grade Fund for the benefit of fund shareholders, but that the advisory fee did not currently include breakpoint reductions as asset levels increased.

At the Meeting, the Trustees approved the continuation of the Insight Agreement for an additional one year period. In approving the continuation of the Insight Agreement, the Board considered all factors it deemed relevant and the information presented to the Board by Insight. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his or her own judgment. The Board determined that the continuation of the Insight Agreement would be in the best interests of the Insight Investment Grade Fund and its shareholders.

24

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Investment Adviser

Cutwater Investor Services Corp. d/b/a Insight Investment

200 Park Avenue, 7th Floor

New York, NY 10166

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103-7096

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

INS-1016

LATEEF FUND

Semi-Annual Report

Performance Data

October 31, 2016

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2016
	Six Months†	1 Year	3 Years	5 Years	Since Inception*
Class A Shares (with sales charge)	-3.97%	-7.93%	2.40%	8.76%	4.98%
Class A Shares (without sales charge)	1.12%	-3.09%	4.17%	9.88%	5.57%
Class C Shares	0.71%	-3.83%	3.38%	9.05%	4.76%
Class I Shares	1.28%	-2.78%	4.43%	10.17%	5.85%
Russell 3000® Index	4.16%	4.22%	8.12%	13.35%	6.40%**
S&P 500® Index	4.06%	4.51%	8.84%	13.57%	6.32%**

†	Not Annualized.

*	The Lateef Fund (the “Fund”) commenced operations on September 6, 2007.

**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (866) 499-2151.

The returns shown for Class A Shares reflect a deduction for the maximum front-end sales charge of 5.00%. All of the Fund’s share classes apply a 2.00% redemption fee to the value of shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above. As stated in the current prospectus dated September 1, 2016, the Fund’s “Total Annual Fund Operating Expenses” are 1.41%, 2.16% and 1.16%, and the Fund’s “Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement” are 1.24%, 1.99% and 0.99% for Class A, Class C and Class I Shares, respectively, of the Fund’s average daily net assets. These rates may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered by this report. Lateef Investment Management, L.P. (“the Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund” fees and expenses and brokerage commissions) do not exceed 0.99% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation shall remain in effect until August 31, 2017, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. Total returns would be lower had such fees and/or expenses not been waived and/or reimbursed.

All mutual fund investing involves risk, including possible loss of principal. The Fund is non-diversified, which means that a portion of the Fund’s assets may be invested in one or few companies or sectors. The Fund could fluctuate in value more than a diversified fund.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Composite Price Index (“S&P 500®”) and the Russell 3000® Index. The S&P 500® is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. The Russell 3000® Index is an unmanaged index that measures the performance of the 3,000 largest U.S. stocks, representing about 98% of the total capitalization of the entire U.S. stock market. It is impossible to invest directly in an index.

1

LATEEF FUND

Fund Expense Disclosure

October 31, 2016

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments (if any) or redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from May 1, 2016 through October 31, 2016 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments (if any) or redemption fees. Therefore, each hypothetical line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

2

LATEEF FUND

Fund Expense Disclosure (Concluded)

October 31, 2016

(Unaudited)

	Lateef Fund

	Beginning Account Value	Ending Account Value	Expenses Paid
	May 1, 2016	October 31, 2016	During Period*
Class A Shares
Actual	$1,000.00	$1,011.20	$ 6.29
Hypothetical (5% return before expenses)	1,000.00	1,018.95	6.31
Class C Shares
Actual	$1,000.00	$1,007.10	$10.07
Hypothetical (5% return before expenses)	1,000.00	1,015.17	10.11
Class I Shares
Actual	$1,000.00	$1,012.80	$ 5.02
Hypothetical (5% return before expenses)	1,000.00	1,020.21	5.04

*

Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2016 of 1.24%, 1.99% and 0.99% for Class A, Class C and Class I Shares, respectively, for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Fund’s ending account values on the first line in the table are based on the actual six-month total returns for the Fund of 1.12%, 0.71% and 1.28% for Class A, Class C and Class I Shares, respectively.

3

LATEEF FUND

Portfolio Holdings Summary Table

October 31, 2016

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net
	Assets	Value
COMMON STOCKS:
Technology	28.6%	$83,895,750
Consumer, Non-cyclical	19.0	55,556,871
Financial.	13.5	39,478,812
Consumer, Cyclical.	12.1	35,497,089
Industrial	10.8	31,537,156
Communications	5.4	15,753,849
Energy	5.3	15,591,004
Other Assets in Excess of Liabilities	5.3	15,573,025

NET ASSETS	100.0%	$292,883,556

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

4

LATEEF FUND

Portfolio of Investments

October 31, 2016

(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS — 94.7%
Communications — 5.4%
Nielsen Holdings PLC	349,930	$15,753,849

Consumer, Cyclical — 12.1%
Dollar General Corp.	266,655	18,423,194
Newell Brands, Inc.	355,558	17,073,895

		35,497,089

Consumer, Non-cyclical — 19.0%
Celgene Corp.*	190,413	19,456,400
Hologic, Inc.*	477,735	17,203,237
Quintiles IMS Holdings, Inc.*	263,413	18,897,234

		55,556,871

Energy — 5.3%
Schlumberger Ltd.	199,297	15,591,004

Financial — 13.5%
Northern Trust Corp.	116,794	8,458,222
SVB Financial Group*	163,264	19,962,289
Willis Towers Watson PLC	87,834	11,058,301

		39,478,812

Industrial — 10.8%
Danaher Corp.	178,905	14,052,988
United Parcel Service, Inc., Class B	162,251	17,484,168

		31,537,156

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Technology — 28.6%
Alphabet, Inc., Class A*	29,236	$23,678,236
Autodesk, Inc.*	277,068	20,026,475
Facebook, Inc., Class A*	181,951	23,833,762
Visa, Inc., Class A	198,246	16,357,277

		83,895,750

TOTAL COMMON STOCKS (Cost $249,689,837)		277,310,531

TOTAL INVESTMENTS - 94.7% (Cost $249,689,837)		277,310,531

OTHER ASSETS IN EXCESS OF LIABILITIES - 5.3%		15,573,025

NET ASSETS - 100.0%		$292,883,556

*	Non-income producing.

PLC Public Limited Company

The accompanying notes are an integral part of the financial statements.

5

LATEEF FUND

Statement of Assets and Liabilities

October 31, 2016

(Unaudited)

Assets
Investments, at value (Cost $249,689,837)	$277,310,531
Cash	18,212,748
Receivable for investments sold	27,862,640
Receivable for capital shares sold	108,411
Prepaid expenses and other assets	99,003

Total assets	323,593,333

Liabilities
Payable for capital shares redeemed	30,299,468
Payable to Investment Adviser	201,092
Payable for administration and accounting fees	87,003
Payable for transfer agent fees	47,438
Payable for distribution fees	26,663
Payable for audit fees	12,203
Payable for custodian fees	8,144
Payable for shareholder service fees	6,275
Accrued expenses	21,491

Total liabilities	30,709,777

Net Assets	$292,883,556

Net Assets Consisted of:
Capital stock, $0.01 par value	$267,082
Paid-in capital	224,588,893
Accumulated net investment loss	(1,337,609)
Accumulated net realized gain from investments	41,744,496
Net unrealized appreciation on investments	27,620,694

Net Assets	$292,883,556

Class A Shares:
Net asset value and redemption price per share ($34,904,558 / 3,203,808 shares)	$10.89

Maximum offering price per share (100/95 of $10.89)	$11.46

Class C Shares:
Net asset value, offering and redemption price per share ($27,809,837 / 2,805,612 shares)	$9.91

Class I Shares:
Net asset value, offering and redemption price per share ($230,169,161 / 20,698,826 shares)	$11.12

The accompanying notes are an integral part of the financial statements.

6

LATEEF FUND

Statement of Operations

For the Six Months Ended October 31, 2016

(Unaudited)

Investment Income
Dividends	$1,744,043
Interest	166

Total investment income	1,744,209

Expenses
Advisory fees (Note 2)	2,028,670
Transfer agent fees (Note 2)	158,954
Administration and accounting fees (Note 2)	140,040
Distribution fees (Class C) (Note 2)	121,534
Distribution fees (Class A) (Note 2)	57,797
Shareholder services fees	40,511
Custodian fees (Note 2)	26,251
Registration and filing fees	25,825
Legal fees	20,812
Printing and shareholder reporting fees	19,283
Trustees’ and officers’ fees (Note 2)	13,112
Audit fees	12,278
Other expenses	26,762

Total expenses before waivers and reimbursements	2,691,829

Less: waivers and reimbursements (Note 2)	(463,604)

Net expenses after waivers and reimbursements	2,228,225

Net investment loss	(484,016)

Net realized and unrealized gain from investments:
Net realized gain from investments	3,652,353
Net change in unrealized appreciation/(depreciation) on investments	4,267,762

Net realized and unrealized gain on investments	7,920,115

Net increase in net assets resulting from operations	$7,436,099

The accompanying notes are an integral part of the financial statements.

7

LATEEF FUND

Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	October 31, 2016	Year Ended
	(Unaudited)	April 30, 2016
Increase/(decrease) in net assets from operations:
Net investment loss.	$(484,016)	$(1,376,240)
Net realized gain from investments and written options	3,652,353	67,205,516
Net change in unrealized appreciation/(depreciation) on investments	4,267,762	(69,573,953)

Net increase/(decrease) in net assets resulting from operations:	7,436,099	(3,744,677)

Less Dividends and Distributions to Shareholders from:
Net investment income:
Class A Shares	—	(113,506)
Class I Shares	—	(1,854,554)

Total net investment income	—	(1,968,060)

Net realized capital gains:
Class A Shares	—	(17,157,207)
Class C Shares	—	(9,925,957)
Class I Shares	—	(92,888,623)

Total net realized capital gains	—	(119,971,787)

Net decrease in net assets from dividends and distributions to shareholders	—	(121,939,847)

Decrease in Net Assets Derived from Capital Share Transactions (Note 4)	(165,541,235)	(179,940,949)

Total decrease in net assets	(158,105,136)	(305,625,473)

Net assets
Beginning of period	450,988,692	756,614,165

End of period	$292,883,556	$450,988,692

Accumulated net investment loss, end of period	$(1,337,609)	$(853,593)

The accompanying notes are an integral part of the financial statements.

8

LATEEF FUND

Financial Highlights

Contained below is per share operating performance data for Class A Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class A Shares
	For the		For the	For the	For the	For the	For the
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	October 31, 2016		April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2016	2015	2014	2013	2012
Per Share Operating Performance
Net asset value, beginning of period	$10.77		$14.00	$14.20	$12.45	$11.73	$10.76

Net investment income/(loss)(1)	(0.02)		(0.05)	0.01	0.04	— (2)	(0.05)
Net realized and unrealized gain/(loss) on investments	0.14		(0.19)	0.91	2.40	1.23	1.02

Net increase/(decrease) in net assets resulting from operations	0.12		(0.24)	0.92	2.44	1.23	0.97

Dividends and distributions to shareholders from:
Net investment income	—		(0.02)	(0.01)	— (2)	(0.02)	—
Net realized capital gains.	—		(2.97)	(1.11)	(0.69)	(0.49)	—

Total dividends and distributions to shareholders	—		(2.99)	(1.12)	(0.69)	(0.51)	—

Redemption fees	—	(2)	— (2)	— (2)	— (2)	— (2)	— (2)

Net asset value, end of period	$10.89		$10.77	$14.00	$14.20	$12.45	$11.73

Total investment return(3)	1.12%		(2.31)%	6.54%	19.92%	10.92%	9.02%

Ratio/Supplemental Data
Net assets, end of period (in thousands)	$34,905		$56,657	$86,174	$148,897	$120,871	$82,128
Ratio of expenses to average net assets	1.24	%(4)	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of expenses to average net assets without waivers and expense reimbursements(5)	1.47	%(4)	1.42%	1.38%	1.41%	1.45%	1.50%
Ratio of net investment income/(loss) to average net assets	(0.38	)%(4)	(0.37)%	0.08%	0.31%	0.04%	(0.44)%
Portfolio turnover rate	20.00	%(6)	65.01%	29.22%	40.77%	28.29%	35.98%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total investment return does not reflect the impact of the maximum front-end sales load of 5.00%. If reflected, the return would be lower.
(4)	Annualized.
(5)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated (See Note 2)
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

9

LATEEF FUND

Financial Highlights

Contained below is per share operating performance data for Class C Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class C Shares
	For the		For the	For the	For the	For the	For the
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	October 31, 2016		April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2016	2015	2014	2013	2012
Per Share Operating Performance
Net asset value, beginning of period	$9.84		$13.11	$13.46	$11.91	$11.30	$10.45

Net investment loss(1)	(0.06)		(0.13)	(0.09)	(0.06)	(0.08)	(0.12)
Net realized and unrealized gain/(loss) on investments	0.13		(0.17)	0.85	2.30	1.18	0.97

Net increase/(decrease) in net assets resulting from operations.	0.07		(0.30)	0.76	2.24	1.10	0.85

Dividends and distributions to shareholders from:
Net realized capital gains	—		(2.97)	(1.11)	(0.69)	(0.49)	—
Redemption fees	—	(2)	— (2)	— (2)	— (2)	— (2)	— (2)

Net asset value, end of period	$9.91		$9.84	$13.11	$13.46	$11.91	$11.30

Total investment return(3)	0.71%		(2.98)%	5.65%	19.08%	10.14%	8.13%

Ratio/Supplemental Data
Net assets, end of period (in thousands)	$27,810		$35,840	$46,879	$50,080	$39,133	$30,363
Ratio of expenses to average net assets	1.99	%(4)	1.99%	1.99%	1.99%	1.99%	1.99%
Ratio of expenses to average net assets without waivers and expense reimbursements(5)	2.22	%(4)	2.17%	2.14%	2.16%	2.19%	2.25%
Ratio of net investment loss to average net assets	(1.13	)%(4)	(1.12)%	(0.67)%	(0.44)%	(0.71)%	(1.19)%
Portfolio turnover rate	20.00	%(6)	65.01%	29.22%	40.77%	28.29%	35.98%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any.
(4)	Annualized.
(5)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

10

LATEEF FUND

Financial Highlights

Contained below is per share operating performance data for Class I Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class I Shares
	For the		For the	For the	For the	For the	For the
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	October 31, 2016		April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2016	2015	2014	2013	2012
Per Share Operating Performance
Net asset value, beginning of period	$10.98		$14.22	$14.41	$12.61	$11.87	$10.87

Net investment income/(loss)(1)	(0.01)		(0.02)	0.05	0.08	0.03	(0.02)
Net realized and unrealized gain/(loss) on investments	0.15		(0.19)	0.92	2.43	1.25	1.02

Net increase/(decrease) in net assets resulting from operations	0.14		(0.21)	0.97	2.51	1.28	1.00

Dividends and distributions to shareholders from:
Net investment income	—		(0.06)	(0.05)	(0.02)	(0.05)	—
Net realized capital gains	—		(2.97)	(1.11)	(0.69)	(0.49)	—

Total dividends and distributions to shareholders	—		(3.03)	(1.16)	(0.71)	(0.54)	—

Redemption fees	—	(2)	— (2)	— (2)	— (2)	— (2)	— (2)

Net asset value, end of period	$11.12		$10.98	$14.22	$14.41	$12.61	$11.87

Total investment return(3)	1.28%		(2.04)%	6.79%	20.21%	11.22%	9.20%

Ratio/Supplemental Data
Net assets, end of period (in thousands)	$230,169		$358,492	$623,561	$650,454	$486,440	$283,124
Ratio of expenses to average net assets	0.99	%(4)	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of expenses to average net assets without waivers and expense reimbursements(5)	1.22	%(4)	1.16%	1.14%	1.16%	1.19%	1.25%
Ratio of net investment income/(loss) to average net assets .	(0.13	)%(4)	(0.12)%	0.33%	0.56%	0.29%	(0.19)%
Portfolio turnover rate	20.00	%(6)	65.01%	29.22%	40.77%	28.29%	35.98%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any.
(4)	Annualized.
(5)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

11

LATEEF FUND

Notes to Financial Statements

October 31, 2016

(Unaudited)

1. Organization and Significant Accounting Policies

The Lateef Fund (the “Fund”) is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), which commenced investment operations on September 6, 2007. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares, Class A, Class C and Class I Shares. Class A Shares are sold subject to a front-end sales charge. Front-end sales charges may be reduced or waived under certain circumstances. A contingent deferred sales charge (“CDSC”) may be applicable to the purchase of Class A Shares. A CDSC, as a percentage of the lower of the original purchase price or net asset value at redemption, of up to 1.00% may be imposed on full or partial redemptions of Class A Shares made within eighteen months of purchase where: (i) $1 million or more of Class A Shares were purchased without an initial sales charge and (ii) the selling broker-dealer received a commission for such sale.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Options are valued at last sale price. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

12

LATEEF FUND

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 —	quoted prices in active markets for identical securities;

•	Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2016, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
		Level 1	Other Significant	Significant
	Total Value at	Quoted	Observable	Unobservable
	10/31/16	Price	Inputs	Inputs
Investments in Securities*	$277,310,531	$277,310,531	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or are otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase

13

LATEEF FUND

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended October 31, 2016, there were no transfers between Levels 1, 2 and 3 for the Fund.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are allocated to each class based upon the relative daily net assets of each class. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund. The Fund’s investment income, expenses (other than class-specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

14

LATEEF FUND

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Currency Risk — The Fund invests in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which the Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund’s NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for the Fund is determined on the basis of U.S. dollars, the Fund may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund’s holdings in foreign securities.

Options Written — The Fund is subject to equity and other risk exposure in the normal course of persuing its investment objectives and may enter into options written to hedge against changes in interest rates, foreign exchange rates and values of equities. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received.

15

LATEEF FUND

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. The Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid.

During the six months ended October 31, 2016, the Fund did not enter into written option contracts.

2. Transactions with Related Parties and Other Service Providers

Lateef Investment Management, L.P. (“Lateef” or the “Adviser”) serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust. For its services, the Adviser is paid a monthly fee at the annual rate of 1.00% of the Fund’s average daily net assets under $500 million; 0.95% of the Fund’s average daily net assets of $500 million or more but less than $1 billion; and 0.90% of the Fund’s average daily net assets of $1 billion and over. The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund” fees and expenses and brokerage commissions) do not exceed 0.99% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation shall remain in effect until August 31, 2017, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. Each class of shares of the Fund pays its respective pro-rata portion of the advisory fee payable by the Fund.

For the six months ended October 31, 2016, the Adviser earned advisory fees of $2,028,670 and waived fees of $463,604.

Other Service Providers

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees. For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund.

16

LATEEF FUND

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for Class A and Class C Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A and Class C Shares plan, the Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% and 1.00% (0.75% Rule 12b-1 distribution fee and 0.25% shareholder service fee), respectively, on an annualized basis of the average daily net assets of the Fund’s Class A and Class C Shares.

Trustees and Officers

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. The remuneration paid to the Trustees by the Fund during the six months ended October 31, 2016 was $21,193. An employee of BNY Mellon serves as an Officer of the Trust and is not compensated by the Fund or the Trust.

Effective June 1, 2016 and July 1, 2016, JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. JWFM is compensated for the services provided to the Trust. Until May 31, 2016 and June 30, 2016 certain employees of BNY Mellon served as Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. They were not compensated by the Trust or the Funds.

Freeh Group International Solutions, LLC provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer.

3. Investment in Securities

For the six months ended October 31, 2016, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$78,450,422	$262,644,066

17

LATEEF FUND

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

4. Capital Share Transactions

For the six months ended October 31, 2016 and the year ended April 30, 2016, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended
	October 31, 2016		For the Year Ended
	(Unaudited)		April 30, 2016

	Shares	Amount	Shares	Amount
Class A Shares
Sales	49,107	$534,991	817,259	$9,656,718
Reinvestments	—	—	1,081,069	11,978,249
Redemption Fees*	—	406	—	2,311
Redemptions	(2,104,146)	(23,191,361)	(2,794,755)	(31,663,849)

Net decrease	(2,055,039)	$(22,655,964)	(896,427)	$(10,026,571)

Class C Shares
Sales	21,631	$216,649	446,162	$5,045,385
Reinvestments	—	—	698,928	7,094,122
Redemption Fees*	—	278	—	1,302
Redemptions	(858,559)	(8,586,616)	(1,077,641)	(11,981,917)

Net increase/(decrease)	(836,928)	$(8,369,689)	67,449	$158,892

Class I Shares
Sales	1,848,352	$20,505,008	14,174,529	$164,698,914
Reinvestments	—	—	5,100,230	57,530,591
Redemption Fees*	—	2,692	—	14,281
Redemptions	(13,792,224)	(155,023,282)	(30,483,236)	(392,317,056)

Net decrease	(11,943,872)	$(134,515,582)	(11,208,477)	$(170,073,270)

Total Net decrease	(14,835,839)	$(165,541,235)	(12,037,455)	$(179,940,949)

*	There is a 2.00% redemption fee that may be charged on shares redeemed which have been held 30 days or less. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

18

LATEEF FUND

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the year ended April 30, 2016, the tax character of distributions paid by the Fund was $2,957,189 of ordinary income dividends and $118,982,658 of long-term capital gains dividends.

As of April 30, 2016, the components of distributable earnings on a tax basis were as follows:

				Qualified
Capital Loss	Undistributed	Undistributed	Unrealized	Late-Year
Carryforward	Ordinary Income	Long-Term Gain	Appreciation	Losses
$—	$—	$38,092,143	$23,352,932	$(853,593)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Short term capital gains are reported as ordinary income for federal income tax purposes.

As of October 31, 2016, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost*	$249,689,837

Gross unrealized appreciation	$33,287,374
Gross unrealized depreciation	(5,666,680)

Net unrealized appreciation	$27,620,694

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year. For the year ended April 30, 2016, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until May 1, 2016. For the year ended April 30, 2016, the Fund had late-year ordinary loss deferrals of $853,593.

19

LATEEF FUND

Notes to Financial Statements (Concluded)

October 31, 2016

(Unaudited)

Accumulated capital losses represent net capital loss carry forwards as of April 30, 2016 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of April 30, 2016, the Fund did not have any capital loss carry forwards.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

20

LATEEF FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (866) 499-2151 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

21

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[THIS PAGE INTENTIONALLY LEFT BLANK.]

Investment Adviser

Lateef Investment Management, L.P.

300 Drakes Landing Road

Suite 210

Greenbrae, CA 94904

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

LAT-1016

LATEEF FUND

of

FundVantage Trust

Class A Shares

Class C Shares

Class I Shares

SEMI-ANNUAL REPORT

October 31, 2016

(Unaudited)

This report is submitted for the general information of the shareholders of the Lateef Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Lateef Fund.

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

of

FundVantage Trust

Class I

SEMI-ANNUAL REPORT

October 31, 2016

(Unaudited)

This report is submitted for the general information of the shareholders of the Mount Lucas U.S. Focused Equity Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Mount Lucas U.S. Focused Equity Fund.

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Semi-Annual Report

Performance Data

October 31, 2016

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2016
	Six Months†	1 Year	3 Years	5 Years	Since Inception
Class I*	-1.27%	-6.67%	3.23%	10.60%	3.95%
S&P 500® Index	4.07%	4.53%	8.85%	13.57%	5.99%**

†	Not annualized.

*	Mount Lucas U.S. Focused Equity Fund - Class I (the “Fund”) commenced operations on October 1, 2007.

**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling (844) 261-6483.

As stated in the current prospectus dated September 1, 2016, the Fund’s “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” are 1.31% and 0.95%, respectively, for Class I Shares of the Fund’s average daily net assets. Mount Lucas Management LP (the “Adviser”) has contractually agreed to waive fees and/or reimburse expenses in order to limit the Fund’s “Total Annual Fund Operating Expenses” (excluding taxes, “Acquired Fund” fees and expenses, extraordinary items, brokerage commissions and interest) to, as a percentage of average daily net assets, 0.95% with respect to Class I shares. The Expense Limitation will remain in place until August 31, 2018, unless the Board of Trustees approves its earlier termination. The Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the year in which the Adviser reduced its compensation and/or assumed expenses of the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect as the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount. Total returns would be lower had such fees and/or expenses not been waived and/or reimbursed.

The Fund operated as a series of Scotia Institutional Funds prior to the opening of business on March 24, 2014 (the “Predecessor Fund”), at which time, the Predecessor Fund was reorganized into the Fund. Before the Fund commenced operations, all of the assets and liabilities of the Predecessor Fund were transferred to the Fund in a tax free reorganization (the “Reorganization”). The Reorganization occurred at the opening of business on March 24, 2014. As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund prior to the date of the Reorganization. The Fund has the same investment objective and strategies as the Predecessor Fund. The Performance shown for periods prior to March 24, 2014 represents the performance for the Predecessor Fund.

The value of the Fund’s investments in equity securities may fluctuate drastically from day-to-day causing volatility and possible loss of principal. The Fund may invest in undervalued securities and is subject to the risk that the securities may not appreciate in value as anticipated.

The Fund is non-diversified and invests in a limited number of securities. As a result, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers. The Fund may invest in undervalued securities and is subject to the risk that the securities may not appreciate in value as anticipated.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Composite Price Index (“S&P 500®”). The S&P 500® is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. It is impossible to invest directly in an index.

1

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Fund Expense Disclosure

October 31, 2016

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments (if any) or redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from May

1, 2016 through October 31, 2016 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges on purchase payments (if any) or redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Mount Lucas U.S. Focused Equity Fund

	Beginning Account Value	Ending Account Value	Expenses Paid
	May 1, 2016	October 31, 2016	During Period*
Class I
Actual	$1,000.00	$987.30	$4.76
Hypothetical (5% return before expenses)	1,000.00	1,020.42	4.84

*

Expenses are equal to the annualized expense ratio for the six-month period ended October 31, 2016 of 0.95% for Class I shares, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365 to reflect the period. The Fund’s ending account value on the first line in the table is based on the actual six-month total return for the Fund of -1.27% for Class I shares.

2

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Portfolio Holdings Summary Table

October 31, 2016

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net
	Assets	Value
COMMON STOCKS:
Financials	34.6%	$11,694,257
Consumer Discretionary	23.8	8,065,906
Consumer Staples	16.1	5,461,831
Telecommunication Services	8.8	2,970,850
Industrials	6.1	2,075,468
Information Technology	4.9	1,669,926
Energy	3.4	1,129,588
Health Care	1.0	321,716
Real Estate	0.8	281,042
Other Assets in Excess of Liabilities	0.5	181,297

NET ASSETS	100.0%	$33,851,881

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

3

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Portfolio of Investments

October 31, 2016

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — 99.5%
Consumer Discretionary — 23.8%
Best Buy Co., Inc.	35,359	$1,375,819
Ford Motor Co.	102,949	1,208,621
GameStop Corp., Class A	44,134	1,061,423
General Motors Co.	86,749	2,741,268
Kohl’s Corp.	31,273	1,368,194
McDonald’s Corp.	2,759	310,581

		8,065,906

Consumer Staples — 16.1%
Archer-Daniels-Midland Co.	36,656	1,597,102
Campbell Soup Co.	5,254	285,502
Clorox Co. (The)	2,661	319,373
General Mills, Inc.	5,529	342,687
Kellogg Co.	4,441	333,652
Kimberly-Clark Corp.	2,519	288,199
McCormick & Co., Inc.	3,556	340,914
Procter & Gamble Co. (The)	3,844	333,659
Sysco Corp.	6,849	329,574
Wal-Mart Stores, Inc.	18,440	1,291,169

		5,461,831

Energy — 3.4%
Transocean Ltd. (Switzerland)*	117,543	1,129,588

Financials — 34.6%
Assurant, Inc.	15,294	1,231,473
Fifth Third Bancorp	66,084	1,437,988
Hartford Financial Services Group, Inc. (The)	29,866	1,317,389
Marsh & McLennan Cos, Inc.	5,121	324,620
Navient Corp.	112,998	1,444,114
Principal Financial Group, Inc.	27,777	1,516,624
Prudential Financial, Inc.	18,314	1,552,844
Unum Group	81,051	2,869,205

		11,694,257

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Health Care — 1.0%
Becton Dickinson and Co.	1,916	$321,716

Industrials — 6.1%
3M Co.	1,919	317,211
Illinois Tool Works, Inc.	2,905	329,921
Northrop Grumman Corp.	1,593	364,797
Raytheon Co.	2,470	337,427
Republic Services, Inc.	7,122	374,831
Waste Management, Inc.	5,350	351,281

		2,075,468

Information Technology — 4.9%
Corning, Inc.	59,396	1,348,883
Paychex, Inc.	5,816	321,043

		1,669,926

Real Estate — 0.8%
Public Storage REIT	1,315	281,042

Telecommunication Services — 8.8%
AT&T, Inc.	44,650	1,642,674
CenturyLink, Inc.	49,969	1,328,176

		2,970,850

TOTAL COMMON STOCKS (Cost $34,013,524)		33,670,584

TOTAL INVESTMENTS - 99.5% (Cost $34,013,524)		33,670,584

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%		181,297

NET ASSETS - 100.0%		$33,851,881

*	Non-income producing.

REIT Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

4

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Statement of Assets and Liabilities

October 31, 2016

(Unaudited)

Assets
Investments, at value (Cost $34,013,524)	$33,670,584
Cash	311,236
Receivable for investments sold	199,257
Dividends and interest receivable	67,781
Prepaid expenses and other assets	37,711

Total assets	34,286,569

Liabilities
Payable for capital shares redeemed	196,814
Payable for investments purchased	174,440
Payable for administration and accounting fees	20,448
Payable for audit fees	12,204
Payable for transfer agent fees	9,206
Payable for printing fees	8,869
Payable to custodian fees	7,640
Payable to Investment Adviser	4,321
Other accrued expenses	746

Total liabilities	434,688

Net Assets	$33,851,881

Net Assets Consisted of:
Capital stock, $0.01 par value	$39,608
Paid-in capital	37,941,698
Accumulated net investment income	1,217,858
Accumulated net realized loss from investments	(5,004,343)
Net unrealized depreciation on investments	(342,940)

Net Assets	$33,851,881

Class I:
Net asset value, offering and redemption price per share ($33,851,881 / 3,960,847 shares)	$8.55

The accompanying notes are an integral part of the financial statements.

5

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Statement of Operations

For the Six Months Ended October 31, 2016

(Unaudited)

Investment Income
Dividends	$633,634
Interest	4

Total investment income	633,638

Expenses
Advisory fees (Note 2)	153,516
Administration and accounting fees (Note 2)	33,305
Transfer agent fees (Note 2)	15,532
Audit fees	14,952
Legal fees	14,523
Custodian fees (Note 2)	13,798
Trustees’ and officers’ fees (Note 2)	11,585
Registration and filing fees	8,879
Printing and shareholder reporting fees	6,958
Other expenses	8,553

Total expenses before waivers	281,601

Less: waivers (Note 2)	(87,147)

Net expenses after waivers	194,454

Net investment income	439,184

Net realized and unrealized loss from investments:
Net realized loss from investments	(462,534)
Net change in unrealized appreciation/(depreciation) on investments	(437,224)

Net realized and unrealized loss on investments	(899,758)

Net decrease in net assets resulting from operations	$(460,574)

The accompanying notes are an integral part of the financial statements.

6

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	October 31, 2016	Year Ended
	(Unaudited)	April 30, 2016
Decrease in net assets from operations:
Net investment income	$439,184	$782,615
Net realized loss from investments	(462,534)	(4,296,530)
Net change in unrealized appreciation/(depreciation) on investments	(437,224)	(2,320,114)

Net decrease in net assets resulting from operations	(460,574)	(5,834,029)

Less Dividends and Distributions to Shareholders from:
Net investment income
Class I	—	(246,838)
Net realized gains
Class I	—	(1,675,792)

Net decrease in net assets from dividends and distributions to shareholders	—	(1,922,630)

Decrease in Net Assets Derived from Capital Share Transactions (Note 4)	(10,509,355)	(6,066,636)

Total decrease in net assets	(10,969,929)	(13,823,295)

Net assets
Beginning of period	44,821,810	58,645,105

End of period	$33,851,881	$44,821,810

Accumulated net investment income, end of period	$1,217,858	$778,674

The accompanying notes are an integral part of the financial statements.

7

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for Class I shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	For the
	Six Months Ended		For the	For the	For the		For the	For the		For the
	October 31, 2016		Year Ended	Year Ended	Seven Months Ended		Year Ended	Year Ended		Year Ended
	(Unaudited)		April 30, 2016	April 30, 2015	April 30, 2014(1)(2)		September 30, 2013(2)	September 30, 2012(2)		September 30, 2011(2)
Per Share Operating Performance
Net asset value, beginning of period	$8.66		$10.01	$11.92	$11.19		$8.72	$7.09		$7.69

Net investment income(3)	0.09		0.14	0.15	0.14		0.17	0.12		0.14
Net realized and unrealized gain/(loss) on investments	(0.20)		(1.15)	0.79	2.08		2.43	1.66		(0.81)

Net increase/(decrease) in net assets resulting from operations	(0.11)		(1.01)	0.94	2.22		2.60	1.78		(0.67)

Dividends and distributions to shareholders from:
Net investment income	—		(0.04)	(0.22)	(0.13)		(0.13)	(0.16)		(0.05)
Net realized gains	—		(0.30)	(2.63)	(1.36)		—	—		—

Total dividends and distributions to shareholders	—		(0.34)	(2.85)	(1.49)		(0.13)	(0.16)		(0.05)

Adviser Contribution	—		—	—	—		—	0.01		0.12

Redemption fees added to paid-in capital(3)	—		—	—	—		—	—		0.00	(4)

Net asset value, end of period	$8.55		$8.66	$10.01	$11.92		$11.19	$8.72		$7.09

Total investment return(5)	(1.27)%		(10.09)%	8.81%	20.54%		30.16%	25.38	%(6)	(7.25	)%(6)
Ratio/Supplemental Data
Net assets, end of period (in thousands)	$33,852		$44,822	$58,645	$59,166		$45,540	$26,060		$17,003
Ratio of expenses to average net assets	0.95	%(7)	0.95%	0.95%	0.95	%(7)	0.95%	0.95%		0.95%
Ratio of expenses to average net assets without waivers and expense reimbursements(8)	1.38	%(7)	1.31%	1.23%	1.18	%(7)	1.25%	1.74%		1.74%
Ratio of net investment income to average net assets	2.15	%(7)	1.54%	1.31%	2.09	%(7)	1.70%	1.50%		1.68%
Portfolio turnover rate	43.73	%(9)	95.16%	102.75%	53.87	%(9)	103.55%	118.67%		102.57%

(1)	The Fund changed its fiscal year end to April 30.
(2)	Effective prior to the opening of business on March 24, 2014, the Fund acquired substantially all of the assets and liabilities of the Mount Lucas U.S. Focused Equity Fund, a series of Scotia Institutional Funds (the “Predecessor Fund”). The financial highlights for the periods prior to that date reflects the performance of the Predecessor Fund.
(3)	Calculated based on the average number of shares outstanding during the period.
(4)	Amount is less than $0.005 per share.
(5)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total return for periods less than one year are not annualized.
(6)	Absent a capital contribution between the Predecessor Fund and the investment adviser to the Predecessor Fund, total returns would have been 25.23% and (8.82)% for the years ended September 30, 2012 and 2011, respectively.
(7)	Annualized.
(8)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(9)	Not annualized.

The accompanying notes are an integral part of the financial statements.

8

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Notes to Financial Statements

October 31, 2016

(Unaudited)

1. Organization and Significant Accounting Policies

The Mount Lucas U.S. Focused Equity Fund (the “Fund”) is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares, Class I shares and Class II shares. As of October 31, 2016, Class II shares have not been issued.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2016 in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
		Level 1	Other Significant	Significant
	Total Value at	Quoted	Observable	Unobservable
	10/31/16	Price	Inputs	Inputs
Common Stocks*	$33,670,584	$33,670,584	$—	$—

        * Please refer to Portfolio of Investments for details on portfolio holdings.

9

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended October 31, 2016, there were no transfers between Levels 1, 2 and 3 for the Fund.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investment. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

10

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. Transactions with Related Parties and Other Service Providers

Mount Lucas Management LP (“Mount Lucas” or the “Adviser”) serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust. For its services, the Adviser is entitled to an investment advisory fee of 0.75% (on an annualized basis), which is calculated daily and paid monthly based on the average daily net assets of the Fund. The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, “Acquired Fund” fees and expenses, extraordinary items, brokerage commissions and interest) do not exceed 0.95% (on an annual basis) of the Fund’s average daily net assets of Class I shares (the “Expense Limitation”). The Expense Limitation shall remain in effect until August 31, 2018, unless the Board of Trustees of the Trust approves its earlier termination. Subject to approval by the Board of Trustees, the Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the year in which the Adviser reduced its compensation and/or assumed expenses of the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect as the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount. As of October 31, 2016, the amount of potential recovery was as follows:

Expiration
April 30, 2017	April 30, 2018	April 30, 2019	April 30, 2020
$22,635	$164,223	$184,461	$87,147

For the six months ended October 31, 2016, the Adviser earned advisory fees of $153,516 and waived fees of $87,147.

Other Service Providers

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees. For providing transfer agency services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund pursuant to an underwriting agreement between the Trust and the Underwriter.

11

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

Trustees and Officers

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. The remuneration paid to the Trustees by the Fund during the six months ended October 31, 2016 was $5,428. An employee of BNY Mellon serves as an Officer of the Trust and is not compensated by the Fund or the Trust.

Effective June 1, 2016 and July 1, 2016, JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. JWFM is compensated for the services provided to the Trust. Until May 31, 2016 and June 30, 2016 certain employees of BNY Mellon served as Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. They were not compensated by the Trust or the Funds.

Freeh Group International Solutions, LLC provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer.

3. Investment in Securities

For the six months ended October 31, 2016, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$17,595,474	$27,676,922

4. Capital Share Transactions

For the six months ended October 31, 2016 and the year ended April 30, 2016, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended
	October 31, 2016		For the Year Ended
	(Unaudited)		April 30, 2016
	Shares	Value	Shares	Value
Class I
Sales	100,774	$863,957	706,223	$6,538,683
Reinvestments	—	—	214,260	1,900,489
Redemptions	(1,317,723)	(11,373,312)	(1,599,720)	(14,505,808)

Net Decrease	(1,216,949)	$(10,509,355)	(679,237)	$(6,066,636)

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the year ended April 30, 2016, the tax character of distributions paid by the Fund was $747,034 of ordinary income dividends and $1,175,596 of long-term capital gains dividends. For the year ended April 30, 2015, the tax character of distributions paid by the Fund was $2,459,636 of ordinary income dividends and $10,582,127 of long-term capital gains dividends. Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

12

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Notes to Financial Statements (Concluded)

October 31, 2016

(Unaudited)

As of April 30, 2016, the components of distributable earnings on a tax basis were as follows:

Capital Loss	Undistributed	Undistributed	Unrealized	Other Book/Tax
Carryforward	Ordinary Income	Long-Term Gain	Depreciation	Differences
$(610,729)	$782,076	$—	$(34,730)	$(3,805,468)

The differences between the book and tax basis unrealized depreciation are attributable primarily to the tax deferral of losses on wash sales. Other book/tax differences are attributed to the treatment of organizational and start-up costs and late year loss deferrals.

As of October 31, 2016, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost*	$34,013,524

Gross unrealized appreciation	$961,335
Gross unrealized depreciation	(1,304,275)

Net unrealized depreciation	$(342,940)

*

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year. For the year ended April 30, 2016, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until May 1, 2016. For the year ended April 30, 2016, the Fund had long-term capital loss deferrals of $3,233,111 and short-term capital loss deferrals of $568,955, which is included in other book/tax differences above.

Accumulated capital losses represent net capital loss carry forwards as of April 30, 2016 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of April 30, 2016, the Fund had a capital loss carryforward of $610,729, of which $429,547 are long-term losses and $181,182 are short-term losses and have an unlimited period of capital loss carryforward.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

13

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (844) 261-6483 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust will file its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

14

Investment Adviser

Mount Lucas Management LP

405 South State Street

Newtown, PA 18940

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103-7096

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

    LUC-1016

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Semi-Annual Report

Performance Data

October 31, 2016 (Unaudited)

Credit Quality as of October 31, 2016

(as a percentage of total investments)

Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Fund will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Fund will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the Fund, and not the Fund itself. The ratings range from AAA (extremely strong capacity to meet financial commitment) to D (in default). Ratings are relative and subjective and are not absolute standards of quality. A pre-refunded bond is secured by an escrow fund of U.S. government obligations (i.e. Treasury securities) and assumes the superior credit rating of the government obligation. The ratings do not predict performance and are subject to change.

Investment Style

High-quality, intermediate-term, tax-exempt

Investment Objective

The Pacific Capital Tax-Free Securities Fund (the “Fund”) seeks high current income that is exempt from federal and Hawaii income tax by normally investing at least 80% of its net assets in investment grade municipal obligations. The Fund normally invests greater than 50% of its assets in Hawaii municipal obligations — debt securities issued by or on behalf of the State of Hawaii and its political subdivisions, agencies and instrumentalities that pay interest which is exempt from Hawaii income tax as well as federal income tax.

Investment Considerations

Income received from the Fund may be subject to certain state and local taxes and, depending on one’s tax status, to the federal alternative minimum tax. Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss. Generally, bond prices and values fall when interest rates rise, and vice versa. The longer the average maturity of the Fund’s portfolio, the greater the fluctuation in value. Since the Fund invests significantly in securities of issuers in Hawaii, it will also be affected by a variety of Hawaii’s economic and political factors. The values of any of the Fund’s investments may also decline in response to events affecting the issuer or its credit rating.

Investment Process

•   Top-down macroeconomic analysis of interest rate trends

•   Bottom-up credit research to identify high quality bonds

Investment Management

Advised by Asset Management Group of Bank of Hawaii (“AMG”)

•   As of October 31, 2016, AMG manages $1,371 million in mutual fund assets. In addition, AMG personnel also manage approximately $1.5 billion in assets on behalf of Bank of Hawaii clients.

1

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Semi-Annual Report

Performance Data (Concluded)

October 31, 2016 (Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2016
	Six Months*	1 Year	3 Year	5 Year	10 Year
Class Y	0.44%	3.31%	4.07%	3.63%	3.76%
Barclays Capital Hawaii Municipal Bond Index	0.23%	3.64%	4.39%	3.98%	4.49%

*Not Annualized

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. To obtain performance information current to the most recent month end, please call (888) 678-6034.

As stated in the current prospectus dated September 1, 2016, the Fund’s “Total Annual Fund Operating Expenses” are 0.30%, and the Fund’s “Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement” are 0.10%, of the Fund’s average daily net assets. These rates may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered in this report. The Adviser has agreed to waive its advisory fee (the “Waiver”) until August 31, 2017. The Waiver may not be terminated at any time prior to that date without the consent of the Board of Trustees of FundVantage Trust (the “Trust”). Additional information pertaining to the Fund’s expense ratio for the period ended October 31, 2016 can be found in the financial highlights.

Before the Fund commenced operations, all of the assets of the Tax-Free Securities Fund, a series of Pacific Capital Funds (the “Predecessor Fund”), were transferred to the Fund in a tax-free reorganization (the “Reorganization”). Performance presented prior to June 28, 2010 reflects the performance of the Predecessor Fund.

Total returns reflect the waiver of advisory fees. Had these waivers not been in effect, performance quoted would have been lower.

The performance of the Fund is measured against the Barclays Capital Hawaii Municipal Bond Index, a rules-based, market-value weighted index engineered for the long-term tax-exempt Hawaii bond market. The index has four main sectors: general obligation bonds, revenue bonds, insured bonds and prerefunded bonds. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

The Fund is distributed by Foreside Funds Distributors LLC. The Asset Management Group of Bank of Hawaii is the investment adviser to the Fund and receives a fee for its services.

All mutual fund investing involves risk, including possible loss of principal. The Fund is non-diversified, which means that a portion of the Fund’s assets may be invested in one or few companies or sectors. The Fund could fluctuate in value more than a diversified fund.

2

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Semi-Annual Report

Performance Data

October 31, 2016 (Unaudited)

Credit Quality as of October 31, 2016

(as a percentage of total investments)

Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Fund will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Fund will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the Fund, and not the Fund itself. The ratings range from AAA (extremely strong capacity to meet financial commitment) to D (in default). Ratings are relative and subjective and are not absolute standards of quality. A pre-refunded bond is secured by an escrow fund of U.S. government obligations (i.e. Treasury securities) and assumes the superior credit rating of the government obligation. The ratings do not predict performance and are subject to change.

Investment Style

High-quality, short-intermediate term, tax-exempt

Investment Objective

The Pacific Capital Tax-Free Short Intermediate Securities Fund (the “Fund”) seeks high current income that is exempt from federal and Hawaii income tax by normally investing at least 80% of its net assets in investment grade municipal obligations. The Fund normally invests greater than 50% of its assets in Hawaii municipal obligations — debt securities issued by or on behalf of the State of Hawaii and its political subdivisions, agencies and instrumentalities that pay interest which is exempt from Hawaii income tax as well as federal income tax. The Fund seeks to provide greater price stability than a long-term bond fund.

Investment Considerations

Income received from the Fund may be subject to certain state and local taxes and, depending on one’s tax status, to the federal alternative minimum tax. Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss. Generally, bond prices and values fall when interest rates rise, and vice versa. Intermediate term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return. Since the Fund invests significantly in securities of issuers in Hawaii, it will also be affected by a variety of Hawaii’s economic and political factors. The values of any of the Fund’s investments may also decline in response to events affecting the issuer or its credit rating.

Investment Process

•   Top-down macroeconomic analysis of interest rate trends

•   Bottom-up credit research to identify high quality bonds

Investment Management

Advised by Asset Management Group of Bank of Hawaii (“AMG”)

•   As of October 31, 2016, AMG manages $1,371 million in mutual fund assets. In addition, AMG personnel also manage approximately $1.5 billion in assets on behalf of Bank of Hawaii clients.

3

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Semi-Annual Report

Performance Data (Concluded)

October 31, 2016 (Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2016
	Six Months*	1 Year	3 Year	5 Year	10 Year
Class Y	0.13%	1.13%	1.31%	1.23%	1.94%
Barclays Capital Hawaii 3-Year Municipal Bond Index	0.06%	0.81%	1.08%	1.35%	2.73%

*Not Annualized

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. To obtain performance information current to the most recent month end, please call (888) 678-6034.

As stated in the current prospectus dated September 1, 2016, the Fund’s “Total Annual Fund Operating Expenses” are 0.35%, and the Fund’s “Total Annual Fund Operating Expense After Fee Waiver and/or Reimbursement” are 0.15%, of the Fund’s average daily net assets. These rates may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered in this report. The Adviser has agreed to waive its advisory fee (the “Waiver”) until August 31, 2017. The Waiver may not be terminated at any time prior to that date without the consent of the Board of Trustees of FundVantage Trust (the “Trust”). Additional information pertaining to the Fund’s expense ratio for the period ended October 31, 2016 can be found in the financial highlights.

Before the Fund commenced operations, all of the assets of the Tax-Free Short Intermediate Securities Fund, a series of Pacific Capital Funds (the “Predecessor Fund”), were transferred to the Fund in a tax-free reorganization (the “Reorganization”). Performance presented prior to June 28, 2010 reflects the performance of the Predecessor Fund.

Total returns reflect the waiver of advisory fees. Had these waivers not been in effect, performance quoted would have been lower.

The performance of the Fund is measured against the Barclays Capital Hawaii 3-Year Municipal Bond Index, which is the 2-4 year component of the Barclays Capital Hawaii Municipal Bond Index and is a rules-based, market-value weighted index engineered for the Hawaii tax-exempt bond market. The index has four main sectors: general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

The Fund is distributed by Foreside Funds Distributors LLC. The Asset Management Group of Bank of Hawaii is the investment adviser to the Fund and receives a fee for its services.

All mutual fund investing involves risk, including possible loss of principal. The Fund is non-diversified, which means that a portion of the Fund’s assets may be invested in one or few companies or sectors. The Fund could fluctuate in value more than a diversified fund.

4

PACIFIC CAPITAL FUNDS

Fund Expense Disclosure

October 31, 2016

(Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from May 1, 2016 through October 31, 2016 and held for the entire period.

Actual Expenses

The first line for each Fund in the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line for each Fund in the accompanying table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund(s) and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

PACIFIC CAPITAL FUNDS

Fund Expense Disclosure (Concluded)

October 31, 2016

(Unaudited)

		Beginning
		Account Value	Ending Account Value	Expenses Paid	Expense Ratio
		May 1, 2016	October 31, 2016	During Period*	During Period**
Pacific Capital Tax-Free Securities Fund
Actual Fund Return	Class Y	$1,000.00	$1,004.40	$0.51	0.10%
Hypothetical Fund Return (5% return before expenses)	Class Y	1,000.00	1,024.70	0.51	0.10%

Pacific Capital Tax-Free Short Intermediate Securities Fund
Actual Fund Return	Class Y	$1,000.00	$1,001.30	$1.21	0.24%
Hypothetical Fund Return (5% return before expenses)	Class Y	1,000.00	1,024.00	1.22	0.24%

*

Expense are equal to an annualized expense ratio for the six-month period ended October 31, 2016, multiplied by average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Funds’ ending account values on the first line in each table are based on the actual six-month total returns of 0.44% for the Pacific Capital Tax-Free Securities Fund and 0.13% for the Pacific Capital Tax-Free Short Intermediate Securities Fund.

**	Annualized.

6

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments

October 31, 2016

(Unaudited)

	Principal
	Amount ($)	Value ($)

MUNICIPAL BONDS — 98.1%
Alaska — 0.1%
Matanuska-Susitna AK, Prerefunded 09/01/19 at 100, 6.00%, 09/01/28, (AGC Insured)	380,000	432,839

Arizona — 2.1%
Phoenix Civic Improvement Corp., Civic Plaza, Convertible CAB, Series B, 5.50%, 07/01/31, (NATL-RE, FGIC Insured)	5,000,000	6,635,350

California — 1.2%
Norwalk-La Mirada Unified School District GO, CAB, Series B, 0.00%, 08/01/27, (AGM-CR, FGIC Insured)	5,000,000	3,736,300

Florida — 0.2%
Orlando Utilities Commission, Water and Electric Revenue, Series D, ETM, 6.75%, 10/01/17	640,000	674,797

Georgia — 1.1%
Metropolitan Atlanta Rapid Transit Authority, Series C, Callable 07/01/26 at 100, 5.00%, 07/01/29	1,620,000	2,017,597
Municipal Electric Authority Power Revenue, Series W, Unrefunded Portion, 6.60%, 01/01/18, (NATL-RE, IBC, BNYM Insured)	1,395,000	1,445,471

		3,463,068

	Principal
	Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Guam — 0.6%
Territory Of Guam, Series A, Prerefunded 11/15/19 at 100, 6.75%, 11/15/29	1,775,000	2,083,264

Hawaii — 83.5%
Hawaii County GO, Anticipation Note, Series D, 1.73%, 06/28/17	8,000,000	8,008,320
Hawaii County GO, Series A, 5.25%, 07/15/17	500,000	515,890
Hawaii County GO, Series A, Callable 07/15/18 at 100, 6.00%, 07/15/26	1,655,000	1,797,645
Hawaii County GO, Series A, Callable 03/01/20 at 100, 4.00%, 03/01/28	2,470,000	2,705,959
Hawaii County GO, Series A, Callable 09/01/22 at 100, 5.00%, 09/01/29	500,000	594,225
Hawaii County GO, Series D, 5.00%, 09/01/24	1,450,000	1,802,886
Hawaii County GO, Series D, Callable 03/01/26 at 100, 5.00%, 09/01/28	1,000,000	1,244,470
Hawaii County GO, Series E, 5.00%, 09/01/24	1,000,000	1,243,370
Hawaii Housing Finance & Development Corp., Multi-Family Housing, Iwilei Apartments, Series A, Callable 01/01/31 at 100, 3.75%, 01/01/31, (FHLMC Insured)	3,120,000	3,284,955

The accompanying notes are an integral part of the financial statements.

7

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

October 31, 2016

(Unaudited)

	Principal
	Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii Housing Finance & Development Corp., Series B, Callable 07/01/21 at 100, 3.88%, 07/01/25, (GNMA/FNMA Insured)	3,880,000	4,161,882
Hawaii State Airports System Revenue, AMT, Callable 08/01/23 at 100, 5.00%, 08/01/28	400,000	458,756
Hawaii State Airports System Revenue, Series A, Callable 07/01/20 at 100, 5.00%, 07/01/22	2,700,000	3,062,232
Hawaii State Airports System Revenue, Series A, Callable 07/01/20 at 100, 5.25%, 07/01/28	1,010,000	1,150,229
Hawaii State Airports System Revenue, AMT, Callable 07/01/21 at 100, 5.00%, 07/01/23	3,500,000	3,963,330
Hawaii State Airports System Revenue, Series A, Callable 07/01/20 at 100, 5.25%, 07/01/29	2,040,000	2,318,521
Hawaii State Airports System Revenue, Series A, 5.25%, 07/01/20	1,320,000	1,514,991

	Principal
	Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Airports System Revenue, Series A, Callable 07/01/20 at 100, 5.25%, 07/01/21	1,000,000	1,143,460
Hawaii State Department of Budget & Finance Revenue, Hawaii Pacific Health Obligation, 4.00%, 07/01/23	500,000	569,425
Hawaii State Department of Budget & Finance Revenue, Hawaii Pacific Health Obligation, Callable 07/01/23 at 100, 5.00%, 07/01/26	1,330,000	1,558,627
Hawaii State Department of Budget & Finance, Special Purpose Revenue, Kahala Nui, Callable 11/15/22 at 100, 5.00%, 11/15/27	1,390,000	1,557,023
Hawaii State Department of Budget & Finance, Special Purpose Revenue, Kahala Nui, Callable 11/15/22 at 100, 5.13%, 11/15/32	550,000	610,214
Hawaii State Department of Budget & Finance, Series A, Queens Health System, Callable 07/01/25 at 100, 5.00%, 07/01/35	10,000,000	11,833,200

The accompanying notes are an integral part of the financial statements.

8

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

October 31, 2016

(Unaudited)

	Principal
	Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Hawaiian Home Lands Revenue, 5.00%, 04/01/18	775,000	816,641
Hawaii State GO, Series DJ, Unrefunded portion, Callable 04/01/17 at 100, 5.00%, 04/01/19, (AMBAC Insured)	890,000	905,904
Hawaii State GO, Series DJ, Prerefunded 04/01/17 at 100, 5.00%, 04/01/19, (AMBAC Insured)	110,000	111,966
Hawaii State GO, Series DJ, Prerefunded 04/01/17 at 100, 5.00%, 04/01/22, (AMBAC Insured)	980,000	997,513
Hawaii State GO, Series DJ, Unrefunded portion, Callable 04/01/17 at 100, 5.00%, 04/01/22, (AMBAC Insured)	140,000	142,502
Hawaii State GO, Series DK, 5.00%, 05/01/17	4,000,000	4,085,560
Hawaii State GO, Series DK, Prerefunded 05/01/18 at 100, 5.00%, 05/01/23	2,390,000	2,538,443
Hawaii State GO, Series DK, Prerefunded 05/01/18 at 100, 5.00%, 05/01/23	710,000	754,098

	Principal
	Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series DK, Prerefunded 05/01/18 at 100, 5.00%, 05/01/28	2,985,000	3,170,398
Hawaii State GO, Series DK, Unrefunded portion, Callable 05/01/18 at 100, 5.00%, 05/01/23	75,000	79,658
Hawaii State GO, Series DK, Unrefunded portion, Callable 05/01/18 at 100, 5.00%, 05/01/28	75,000	79,658
Hawaii State GO, Series DQ, Prerefunded 06/01/19 at 100, 5.00%, 06/01/23	1,660,000	1,829,436
Hawaii State GO, Series DT, 5.00%, 11/01/16	1,900,000	1,900,000
Hawaii State GO, Series DT, 5.00%, 11/01/19	3,000,000	3,351,240
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/22	155,000	183,762
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/23	875,000	1,037,365
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/26	1,150,000	1,363,394
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/27	2,150,000	2,548,954

The accompanying notes are an integral part of the financial statements.

9

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

October 31, 2016

(Unaudited)

	Principal
	Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/27	1,620,000	1,920,607
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/29	1,700,000	2,015,452
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/30	1,765,000	2,092,514
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/31	1,730,000	2,051,019
Hawaii State GO, Series DZ, Unrefunded portion, Callable 12/01/21 at 100, 5.00%, 12/01/27	730,000	859,940
Hawaii State GO, Series DZ, Unrefunded portion, Callable 12/01/21 at 100, 5.00%, 12/01/29	300,000	352,110
Hawaii State GO, Series DZ, Unrefunded portion, Callable 12/01/21 at 100, 5.00%, 12/01/30	1,235,000	1,446,222
Hawaii State GO, Series DZ, Unrefunded portion, Callable 12/01/21 at 100, 5.00%, 12/01/31	1,070,000	1,250,145
Hawaii State GO, Series EA, 5.00%, 12/01/19	265,000	296,789
Hawaii State GO, Series EA, 5.00%, 12/01/21	2,000,000	2,366,780

	Principal
	Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series EE, 4.00%, 11/01/17	450,000	464,553
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/24	1,605,000	1,944,329
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/26	1,435,000	1,738,388
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/27	645,000	783,159
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/28	740,000	896,451
Hawaii State GO, Series EE, Unrefunded portion, Callable 11/01/22 at 100, 5.00%, 11/01/24	155,000	187,770
Hawaii State GO, Series EE, Unrefunded portion, Callable 11/01/22 at 100, 5.00%, 11/01/26	1,450,000	1,750,991
Hawaii State GO, Series EE, Unrefunded portion, Callable 11/01/22 at 100, 5.00%, 11/01/27	180,000	216,790
Hawaii State GO, Series EE, Unrefunded portion, Callable 11/01/22 at 100, 5.00%, 11/01/28	360,000	432,432
Hawaii State GO, Series EH, 5.00%, 08/01/23	455,000	558,089

The accompanying notes are an integral part of the financial statements.

10

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

October 31, 2016

(Unaudited)

	Principal
	Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series EH, 5.00%, 08/01/23	445,000	546,785
Hawaii State GO, Series EH, Callable 08/01/23 at 100, 5.00%, 08/01/24	1,000,000	1,217,239
Hawaii State GO, Series EL, 5.00%, 08/01/23	1,000,000	1,226,570
Hawaii State GO, Series EO, Callable 08/01/24 at 100, 5.00%, 08/01/32	1,285,000	1,542,912
Hawaii State GO, Series EO, Prerefunded 08/01/24 at 100, 5.00%, 08/01/26	140,000	174,885
Hawaii State GO, Series EO, Unrefunded portion, Callable 08/01/24 at 100, 5.00%, 08/01/26	1,560,000	1,933,308
Hawaii State GO, Series EP, 5.00%, 08/01/24	1,000,000	1,246,700
Hawaii State GO, Series ET, 4.00%, 10/01/22	1,000,000	1,150,680
Hawaii State GO, Series EW, 5.00%, 10/01/18	2,000,000	2,155,000
Hawaii State GO, Series EY, Callable 10/01/25 at 100, 5.00%, 10/01/27	2,980,000	3,742,284
Hawaii State GO, Series EZ, 5.00%, 10/01/21	4,000,000	4,712,320
Hawaii State GO, Series FB, 5.00%, 04/01/25	5,000,000	6,292,500
Hawaii State GO, Series FB, Callable 04/01/26 at 100, 4.00%, 04/01/29	4,000,000	4,525,400
Hawaii State GO, Series FG, Callable 10/01/26 at 100, 5.00%, 10/01/30	10,000,000	12,370,500

	Principal
	Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Harbor System Revenue, Series A, 5.00%, 07/01/17	185,000	190,023
Hawaii State Harbor System Revenue, Series A, Callable 07/01/20 at 100, 4.75%, 07/01/24	220,000	244,376
Hawaii State Harbor System Revenue, Series A, Callable 07/01/20 at 100, 5.63%, 07/01/40	3,000,000	3,404,730
Hawaii State Highway Revenue, Series A, 4.00%, 01/01/19	380,000	404,814
Hawaii State Highway Revenue, Series A, 5.00%, 01/01/21, (BAM Insured)	1,250,000	1,445,525
Hawaii State Highway Revenue, Series A, Callable 01/01/22 at 100, 5.00%, 01/01/27	5,490,000	6,512,787
Hawaii State Highway Revenue, Series A, Callable 01/01/22 at 100, 5.00%, 01/01/28	1,120,000	1,328,656
Hawaii State Highway Revenue, Series B, Callable 07/01/26 at 100, 5.00%, 01/01/29	5,000,000	6,251,850
Honolulu City & County Board of Water Supply System Revenue, Series A, 5.00%, 07/01/24	500,000	621,290

The accompanying notes are an integral part of the financial statements.

11

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

October 31, 2016

(Unaudited)

	Principal
	Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/24 at 100, 5.00%, 07/01/27	300,000	366,006
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/22 at 100, 5.00%, 07/01/26	3,125,000	3,722,062
Honolulu City & County Board of Water Supply, System Revenue, Series A, Callable 07/01/24 at 100, 5.00%, 07/01/25	1,500,000	1,860,210
Honolulu City & County GO, Series A, 5.00%, 11/01/18	1,015,000	1,096,231
Honolulu City & County GO, Series A, Callable 07/01/17 at 100, 5.00%, 07/01/21, (AGM Insured)	4,000,000	4,112,680
Honolulu City & County GO, Series A, 5.00%, 11/01/22	2,000,000	2,416,440
Honolulu City & County GO, Series A, Callable 04/01/19 at 100, 5.00%, 04/01/24	1,110,000	1,217,737
Honolulu City & County GO, Series A, Callable 11/01/22 at 100, 5.00%, 11/01/25	4,855,000	5,838,041

	Principal
	Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series A, Callable 11/01/22 at 100, 5.00%, 11/01/26	3,365,000	4,042,038
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/31	2,175,000	2,633,968
Honolulu City & County GO, Series A, Callable 11/01/22 at 100, 5.00%, 11/01/32	1,970,000	2,342,724
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/35	3,000,000	3,564,090
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/39	1,000,000	1,178,460
Honolulu City & County GO, Series A, Refunding, 5.00%, 04/01/18	4,790,000	5,064,706
Honolulu City & County GO, Series A, Refunding, 5.00%, 04/01/18	210,000	222,167
Honolulu City & County GO, Series A, Refunding, 5.00%, 10/01/19	1,000,000	1,113,250
Honolulu City & County GO, Series A, Refunding, Callable 11/01/22 at 100, 4.00%, 11/01/37	1,000,000	1,084,760
Honolulu City & County GO, Series B, 5.00%, 10/01/18	1,000,000	1,077,500

The accompanying notes are an integral part of the financial statements.

12

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

October 31, 2016

(Unaudited)

	Principal
	Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series B, 5.00%, 12/01/18	1,000,000	1,083,120
Honolulu City & County GO, Series B, 5.00%, 08/01/19	1,175,000	1,300,890
Honolulu City & County GO, Series B, 5.00%, 10/01/22	1,000,000	1,206,060
Honolulu City & County GO, Series B, Callable 11/01/23 at 100, 5.00%, 11/01/23	2,000,000	2,424,140
Honolulu City & County GO, Series B, Callable 12/01/20 at 100, 5.00%, 12/01/25	2,280,000	2,627,700
Honolulu City & County GO, Series B, Refunding, 5.00%, 10/01/25	2,300,000	2,899,104
Honolulu City & County GO, Series C, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/27	2,000,000	2,487,480
Honolulu City & County GO, Series C, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/29	3,500,000	4,282,670
Honolulu City & County GO, Series D, Callable 09/01/19 at 100, 4.00%, 09/01/21	250,000	270,492

	Principal
	Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Waste Water System Revenue, 1st Bond Resolution, Series A, Callable 07/01/17 at 100, 5.00%, 07/01/31, (NATL-RE Insured)	3,500,000	3,598,595
Honolulu City & County Waste Water System Revenue, Junior Series A, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/30	4,000,000	4,847,120
Honolulu City & County Waste Water System Revenue, Senior 1st Bond Resolution, Refunding, 5.00%, 07/01/20	250,000	285,082
Honolulu City & County Waste Water System Revenue, Senior 1st Bond Resolution, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/26	3,000,000	3,736,680
Honolulu City & County Waste Water System Revenue, Senior 1st Bond Resolution, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/27	2,000,000	2,496,540
Honolulu City & County Waste Water System Revenue, Senior 1st Bond Resolution, Series B, Refunding, 4.00%, 07/01/19	1,000,000	1,079,120

The accompanying notes are an integral part of the financial statements.

13

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

October 31, 2016

(Unaudited)

	Principal
	Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Waste Water System Revenue, Senior 1st Bond Resolution, Series B, Refunding, 4.00%, 07/01/21	1,520,000	1,712,356
Kauai County GO, Series A, 5.00%, 08/01/19	250,000	276,140
Kauai County GO, Series A, 5.00%, 08/01/22	315,000	376,608
Kauai County GO, Series A, Callable 08/01/21 at 100, 3.25%, 08/01/23	1,000,000	1,066,110
Kauai County GO, Series A, Callable 08/01/22 at 100, 3.13%, 08/01/27	1,295,000	1,360,708
Maui County GO, Refunding, 5.00%, 06/01/20	3,075,000	3,508,544
Maui County GO, Refunding, 5.00%, 06/01/21	1,400,000	1,644,468
Maui County GO, Refunding, 5.00%, 06/01/23	300,000	369,546
Maui County GO, Series A, Prerefunded 07/01/17 at 100, 5.00%, 07/01/19	1,000,000	1,028,170
University of Hawaii Revenue, Series A, Callable 10/01/19 at 100, 5.25%, 10/01/34	1,000,000	1,106,410
University of Hawaii Revenue, Series A-2, 4.00%, 10/01/19	1,170,000	1,264,840

	Principal
	Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
University of Hawaii Revenue, Series B, Refunding, 4.00%, 10/01/24	665,000	774,020
University of Hawaii Revenue, Series B, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/35	1,000,000	1,198,580
University of Hawaii Revenue, Series B-2, 5.00%, 10/01/18	1,310,000	1,411,276
University of Hawaii Revenue, Series E, Refunding, 5.00%, 10/01/24	4,600,000	5,692,270
University of Hawaii Revenue, Series E, Refunding, Callable 10/01/26 at 100, 5.00%, 10/01/29	1,000,000	1,237,050

		269,466,725

Illinois — 1.3%
Illinois Municipal Electric Agency Power Supply Revenue, Series C, 5.25%, 02/01/21, (NATL-RE, FGIC Insured)	3,665,000	4,234,578

Maine — 0.8%
Maine State GO, Series B, 5.00%, 06/01/24	2,000,000	2,489,900

Massachusetts — 1.9%
Commonwealth of Massachusetts GO, Series A, Callable 07/01/26 at 100, 5.00%, 07/01/28	1,720,000	2,152,339

The accompanying notes are an integral part of the financial statements.

14

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

October 31, 2016

(Unaudited)

	Principal
	Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Massachusetts — (Continued)
Commonwealth of Massachusetts GO, Series A, Callable 07/01/26 at 100, 5.00%, 07/01/29	1,000,000	1,241,490
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue, Contract Assistance, Series B, Callable 01/01/20 at 100, 5.00%, 01/01/23	2,500,000	2,807,050

		6,200,879

New Jersey — 0.1%
Passaic Valley Sewage Commissioner System Revenue Refunding, Series G, 5.75%, 12/01/21	300,000	360,321

New York — 0.4%
Metropolitan Transportation Authority, Series A1, Callable 05/15/26 at 100, 5.00%, 11/15/36	1,115,000	1,305,754

Ohio — 2.1%
Ohio State GO, Series A, 5.00%, 09/01/25	2,395,000	3,026,825
Ohio State, Infrastructure Improvement GO, Series A, 5.00%, 08/01/21	1,000,000	1,174,220

	Principal
	Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Ohio — (Continued)
Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue, Series B, 5.00%, 12/01/22	2,000,000	2,427,180

		6,628,225

Texas — 2.6%
Galveston County GO, CAB, Series RD, 0.00%, 02/01/24, (NATL-RE)	2,630,000	2,276,896
Harris County GO, Series A, 5.00%, 10/01/25	1,000,000	1,264,240
Houston Water and Sewer System Revenue, Unrefunded Balance CAB, Junior Series A, 0.00%, 12/01/27, (AGM Insured)	2,000,000	1,547,320
San Antonio Electric & Gas Revenue, Series A, 5.00%, 02/01/18	2,000,000	2,102,500
Texas State Transportation Commission Mobility Fund GO, Callable 10/01/24 at 100, 5.00%, 10/01/27	1,000,000	1,224,960

		8,415,916

The accompanying notes are an integral part of the financial statements.

15

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Concluded)

October 31, 2016

(Unaudited)

	Principal
	Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Washington — 0.1%
Clark County School District No 117 Camas, Callable 12/01/17 at 100, 5.00%, 12/01/25, (AGM Insured)	285,000	297,882

TOTAL MUNICIPAL BONDS (Cost $304,370,863)		316,425,798

	Shares

REGISTERED INVESTMENT COMPANY — 0.7%
Dreyfus Government Cash Management Fund, Institutional Shares,0.28%(a)	2,383,776	2,383,776
TOTAL REGISTERED INVESTMENT COMPANY (Cost $2,383,776)		2,383,776

Value ($)

TOTAL INVESTMENTS - 98.8% (Cost $306,754,639)	318,809,574
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%	3,877,397

NET ASSETS - 100.0%	$322,686,971

(a)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2016.

Portfolio holdings are subject to change at any time.

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AGM-CR	Assured Guaranty Municipal Corp. Custodial Receipts
AMBAC	American Municipal Bond Assurance Corp.
AMT	Subject to Alternative Minimum Tax
BAM	Build America Mutual
BNYM	Bank of New York Mellon
CAB	Capital Appreciation Bond
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
IBC	Insurance Bond Certificate
NATL-RE	National Reinsurance Corp.

The accompanying notes are an integral part of the financial statements.

16

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments

October 31, 2016

(Unaudited)

	Principal
	Amount ($)	Value ($)

MUNICIPAL BONDS — 96.8%
Alaska — 0.7%
Alaska State GO, Series A, 5.00%, 08/01/18	500,000	533,680

Colorado — 0.7%
Boulder County Sales and Use Tax Revenue, Open Space, 5.00%, 12/15/18, (MAC Insured)	500,000	541,670

Connecticut — 0.7%
State Connecticut Special Tax Revenue, Series B, 5.00%, 12/01/18	500,000	540,700

Florida — 0.9%
JEA Electric System Revenue, Sub-Series A, 5.00%, 10/01/18	650,000	699,862

Georgia — 1.4%
Georgia State GO, Series I, 5.00%, 11/01/17	1,000,000	1,042,330

Hawaii — 71.8%
Hawaii County GO, Anticipation Note, Series D, 1.73%, 06/28/17	2,000,000	2,002,080
Hawaii County GO, Series A, Callable 07/15/18 at 100, 5.00%, 07/15/21	120,000	128,322
Hawaii County GO, Series B, 5.00%, 07/15/17, (AMBAC INSURED)	300,000	309,012

	Principal
	Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Airports System Revenue, AMT, Callable 08/01/2027 at 100, 5.00%, 08/01/27	260,000	300,103
Hawaii State Airports System Revenue, Refunding AMT, 5.00%, 07/01/19	135,000	147,798
Hawaii State Airports System Revenue, Refunding, AMT, 5.00%, 07/01/21	2,000,000	2,290,640
Hawaii State Airports System Revenue, Refunding, AMT, Callable 07/01/21 at 100, 4.13%, 07/01/24	500,000	545,885
Hawaii State Department of Budget & Finance, Pacific Health Obligation, 5.00%, 07/01/17	680,000	698,693
Hawaii State Department of Budget & Finance, Pacific Health Obligation, 5.00%, 07/01/18	680,000	724,336
Hawaii State Department of Budget & Finance, Series A, Queens Health System, 3.00%, 07/01/17	2,000,000	2,030,140
Hawaii State Department of Budget & Finance, Series A, Queens Health System, 4.00%, 07/01/18	600,000	629,268

The accompanying notes are an integral part of the financial statements.

17

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

October 31, 2016

(Unaudited)

	Principal
	Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance, Series A, Queens Health System, 4.00%, 07/01/19	400,000	429,460
Hawaii State GO, Prerefunded Series DN, Callable 08/01/18 at 100, 5.13%, 08/01/24	275,000	295,160
Hawaii State GO, Prerefunded Series EE, Callable 11/01/22 at 100, 5.00%, 11/01/24	430,000	520,911
Hawaii State GO, Refunding Series EA, 5.00%, 12/01/18	500,000	541,995
Hawaii State GO, Refunding Series EF, Callable 11/01/22 at 100, 5.00%, 11/01/24	960,000	1,162,963
Hawaii State GO, Refunding Series EZ, Callable 10/01/25 at 100, 5.00%, 10/01/26	500,000	631,180
Hawaii State GO, Series FG, 3.00%, 10/01/20	1,000,000	1,070,940
Hawaii State GO, Unrefunded Series EE, Callable 11/01/22 at 100, 5.00%, 11/01/24	70,000	84,799
Hawaii State GO, Refunding, Series EF, 5.00%, 11/01/17	750,000	781,672

	Principal
	Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Refunding, Series EF, 5.00%, 11/01/18	500,000	540,430
Hawaii State GO, Refunding, Series EL, 3.00%, 08/01/17	1,000,000	1,017,120
Hawaii State GO, Refunding, Series EP, 5.00%, 08/01/19	500,000	554,000
Hawaii State GO, Refunding, Series EP, 5.00%, 08/01/20	500,000	570,740
Hawaii State GO, Refunding, Series EP, 5.00%, 08/01/22	1,000,000	1,201,690
Hawaii State GO, Series DQ, 5.00%, 06/01/17	375,000	384,345
Hawaii State GO, Series DT, 5.00%, 11/01/17	200,000	208,446
Hawaii State GO, Series DT, 5.00%, 11/01/19	150,000	167,562
Hawaii State GO, Series EA, 4.00%, 12/01/20	1,000,000	1,113,630
Hawaii State GO, Series EA, Callable 12/01/23 at 100, 5.00%, 12/01/23	1,000,000	1,184,470
Hawaii State GO, Series EE, 4.00%, 11/01/22	1,020,000	1,177,050

The accompanying notes are an integral part of the financial statements.

18

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

October 31, 2016

(Unaudited)

	Principal
	Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series EH, Callable 08/01/23 at 100, 5.00%, 08/01/24	1,000,000	1,217,240
Hawaii State GO, Unrefunded Balance, Series DJ, Callable 04/01/17 at 100, 5.00%, 04/01/20, (AMBAC INSURED)	1,880,000	1,913,596
Hawaii State Highway Revenue, Refunding, Series B, 4.00%, 01/01/18	750,000	777,322
Hawaii State Highway Revenue, Series A, 4.00%, 01/01/17	325,000	326,765
Hawaii State Highway Revenue, Series A, 4.00%, 01/01/18	995,000	1,031,248
Hawaii State Highway Revenue, Series A, 5.00%, 01/01/20	500,000	561,575
Hawaii State Highway Revenue, Series A, 5.00%, 01/01/21	1,000,000	1,156,420
Hawaii State Highway Revenue, Series A, 4.00%, 01/01/21	1,000,000	1,115,890
Hawaii State Highway Revenue, Series B, 5.25%, 07/01/18, (AGM Insured)	500,000	535,775

	Principal
	Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Housing Finance & Development Corp., Series A, 2.35%, 07/01/17, (GNMA/FNMA Insured)	550,000	554,620
Hawaii State Housing Finance & Development Corp., Series A, 2.70%, 07/01/18, (GNMA/FNMA Insured)	560,000	573,860
Honolulu City & County Board of Water Supply System Revenue, Refunding, Series A, 5.00%, 07/01/23	500,000	612,305
Honolulu City & County Board of Water Supply System Revenue, Series A, 5.00%, 07/01/20	320,000	363,299
Honolulu City & County Board of Water Supply System Revenue, Series A, 5.00%, 07/01/22	650,000	776,529
Honolulu City & County GO, Series A, 5.00%, 10/01/17	1,000,000	1,038,890
Honolulu City & County GO, Series A, 5.00%, 04/01/18	25,000	26,448
Honolulu City & County GO, Series A, 5.00%, 10/01/18	1,000,000	1,077,500

The accompanying notes are an integral part of the financial statements.

19

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

October 31, 2016

(Unaudited)

	Principal
	Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series A, 5.00%, 11/01/18	1,500,000	1,620,045
Honolulu City & County GO, Series A, 3.00%, 11/01/18	800,000	832,488
Honolulu City & County GO, Series A, 3.00%, 10/01/19	1,000,000	1,056,050
Honolulu City & County GO, Series A, Prerefunded, 5.00%, 04/01/18	175,000	185,036
Honolulu City & County GO, Series B, 5.00%, 11/01/20	500,000	574,945
Honolulu City & County GO, Series D, Callable 09/01/19 at 100, 5.25%, 09/01/23	1,000,000	1,116,700
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Refunding, Senior Series A, 5.00%, 07/01/19	1,000,000	1,105,330
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Refunding, Senior Series A, 5.00%, 07/01/20	1,000,000	1,140,330

	Principal
	Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Refunding, Senior Series A, 5.00%, 07/01/21	1,000,000	1,171,740
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Refunding, Senior Series B, 4.00%, 07/01/19	700,000	755,384
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Senior Series A, Callable 07/01/2022 at 100, 5.00%, 07/01/23	500,000	600,645
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Series-B, 4.25%, 07/01/17, (NATL-RE Insured)	150,000	153,514
Honolulu City & County Wastewater System Revenue, Junior Series A, 5.00%, 07/01/19	800,000	883,368
Honolulu City & County Wastewater System Revenue, Senior Series A, 4.00%, 07/01/21	1,005,000	1,132,183

The accompanying notes are an integral part of the financial statements.

20

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

October 31, 2016

(Unaudited)

	Principal
	Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Wastewater System Revenue, Senior Series B, 5.00%, 07/01/23	1,250,000	1,532,550
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Series B, 5.00%, 07/01/20	500,000	570,165
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Series B, 4.00%, 07/01/21	500,000	563,275
Kauai County GO, Series A, 2.25%, 08/01/17	150,000	151,722
Kauai County GO, Series A, 3.00%, 08/01/20	295,000	314,272
Maui County GO, Series B, 5.00%, 06/01/18	250,000	266,102
Maui County GO, Refunding, 5.00%, 06/01/18	300,000	319,323
Maui County GO, Refunding, 5.00%, 06/01/19	100,000	110,477
Maui County GO, Refunding, 5.00%, 06/01/20	530,000	604,725

	Principal
	Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Maui County GO, Refunding, 5.00%, 06/01/21	200,000	234,924
University Of Hawaii Revenue, Refunding, Series B, 4.00%, 10/01/23	500,000	576,445
University of Hawaii Revenue, Series A, 2.00%, 10/01/18	230,000	234,738

		54,910,598

Idaho — 1.4%
Madison County School District No 321 Rexburg GO, Refunding, Series A, 4.00%, 08/15/18, (ID SLSTAX GTY Insured)	1,000,000	1,054,890

Indiana — 1.2%
Indiana Finance Authority Revenue, Refunding Facilities, 07/01/18 at 100, 5.00%, 07/01/20	865,000	922,886

Iowa — 0.6%
University of Iowa Facilities Corp. Revenue, Medical Education & Biomed Research Facility, 3.75%, 06/01/18	435,000	454,166

The accompanying notes are an integral part of the financial statements.

21

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

October 31, 2016

(Unaudited)

	Principal
	Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Michigan — 0.1%
Michigan Municipal Bond Authority Revenue, Unrefunded Portion Clean Water Revolving, Callable 10/01/16 at 100, 5.00%, 10/01/18	70,000	70,237

Missouri — 1.3%
Kansas City Special Obligation Refunding & Improvement Revenue, Series B, 5.00%, 08/01/18	450,000	480,802
St Charles County School District No R-IV Wentzville GO, Refunding, 4.00%, 03/01/19, (ST AID DIR DEP)	500,000	535,140

		1,015,942

Nevada — 0.8%
Clark County GO, Refunding Infrastructure Improvement, Series B, 4.00%, 07/01/18	585,000	614,929

New York — 0.7%
New York City GO, Series J, 5.00%, 08/01/18	470,000	503,187

Oklahoma — 1.7%
Cleveland County Educational Facilities Authority Revenue, 5.00%, 07/01/17	500,000	513,475

	Principal
	Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Oklahoma — (Continued)
Cleveland County Educational Facilities Authority Revenue, 5.00%, 07/01/18	500,000	531,320
Oklahoma Water Resources Board Loan Revenue, Series A, 5.00%, 10/01/20	200,000	229,282

		1,274,077

Texas — 7.0%
Austin City of Water & Wastewater System Revenue, Refunding, Series A, 5.00%, 11/15/20	500,000	575,655
Bexar County GO, Edgewood Independent School District, Refunding, 4.00%, 08/15/21, (PSF-GTD Insured)	450,000	507,280
Carrollton City Improvement Revenue GO, 3.00%, 08/15/23	870,000	954,451
Dallas Independent School District GO, Refunding, Series A, 5.00%, 08/15/19, (PSF-GTD Insured)	1,000,000	1,108,640
Harris County GO, Refunding Road, Series A, 5.00%, 10/01/20	1,000,000	1,147,230

The accompanying notes are an integral part of the financial statements.

22

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

October 31, 2016

(Unaudited)

	Principal
	Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Texas — (Continued)
Ysleta Independent School District GO, Refunding, 4.00%, 08/15/19, (PSF-GTD Insured)	1,000,000	1,080,130

		5,373,386

Washington — 3.6%
County of King GO, Callable 06/01/23 at 100, 5.00%, 06/01/23	1,000,000	1,215,540
Klickitat County Public Utility District No 1, Unrefunded, Series B, Callable 12/01/19 at 100, 5.25%, 12/01/19, (NATL- RE Insured)	185,000	185,659
Snohomish County School District GO, Callable 12/01/16 at 100, 5.00%, 12/01/17, (NATL SCH BN GTY Insured)	200,000	200,682
Washington State, GO Various Purpose, Series D, 5.00%, 02/01/22	1,000,000	1,186,410

		2,788,291

Wisconsin — 2.2%
Milwaukee City GO, Promissory & Corporate Notes, Series N2, 5.00%, 05/01/20	400,000	453,040

	Principal
	Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Wisconsin — (Continued)
Wisconsin State GO, Refunding, Series 3, 5.00%, 11/01/22	1,000,000	1,210,140

		1,663,180

TOTAL MUNICIPAL BONDS (Cost $72,808,469)		74,004,011

	Shares

REGISTERED INVESTMENT COMPANY — 2.1%
Dreyfus Government Cash Management Fund, Institutional Shares,0.28%(a)	1,593,551	1,593,551

TOTAL REGISTERED INVESTMENT COMPANY (Cost $1,593,551)		1,593,551

TOTAL INVESTMENTS - 98.9% (Cost $74,402,020)		75,597,562
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%		876,915

NET ASSETS - 100.0%		$76,474,477

(a)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2016.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

23

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Concluded)

October 31, 2016

(Unaudited)

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
ID SLSTAX GTY	Idaho Sales Tax Guaranty
MAC	Municipal Assurance Corp
NATL-RE	National Reinsurance Corp.
NATL SCH BN GTY	National School Board Guarantee
PSF-GTD	Permanent School Fund Guaranteed
ST AID DIR DEP	State Aid Direct Deposit

The accompanying notes are an integral part of the financial statements.

24

PACIFIC CAPITAL FUNDS

Statements of Assets and Liabilities

October 31, 2016

(Unaudited)

		Pacific Capital
		Tax-Free
	Pacific Capital	Short
	Tax-Free	Intermediate
	Securities	Securities
	Fund	Fund
Assets
Investments, at value (Cost $306,754,639 and $74,402,020, respectively)	$318,809,574	$75,597,562
Receivable for investments sold	5,479	—
Receivable for capital shares sold	569,465	152,248
Dividends and interest receivable	3,717,179	913,449
Prepaid expenses and other assets	30,155	13,512

Total assets	323,131,852	76,676,771

Liabilities
Payable for capital shares redeemed	285,313	149,857
Due to Custodian	10,321	3,356
Payable for distributions to shareholders	84,254	10,424
Payable for administration and accounting fees	24,060	13,474
Payable for transfer agent fees	6,628	4,296
Accrued expenses	34,305	20,887

Total liabilities	444,881	202,294

Net Assets	$322,686,971	$76,474,477

Net Assets Consist of:
Capital stock, $0.01 par value	$312,310	$74,805
Paid-in capital	312,211,109	75,054,644
Undistributed net investment income (loss)	(13,786)	107
Accumulated net realized gain/(loss) from investments	(1,877,597)	149,379
Net unrealized appreciation on investments	12,054,935	1,195,542

Net Assets	$322,686,971	$76,474,477

Class Y:
Outstanding shares	31,230,993	7,480,499

Net asset value, offering and redemption price per share	$10.33	$10.22

The accompanying notes are an integral part of the financial statements.

25

PACIFIC CAPITAL FUNDS

Statements of Operations

For the Six Months Ended October 31, 2016

(Unaudited)

	Pacific Capital Tax-Free Securities Fund	Pacific Capital Tax-Free Short Intermediate Securities Fund
Investment Income
Interest	$3,948,754	$597,790

Total investment income	3,948,754	597,790

Expenses
Advisory fees (Note 2)	317,847	82,065
Administration and accounting fees (Note 2)	44,225	24,651
Trustees’ and officers’ fees (Note 2)	22,378	20,960
Legal fees	18,442	4,565
Audit fees	13,680	14,297
Custodian fees (Note 2)	12,843	8,458
Transfer agent fees (Note 2)	12,212	11,274
Printing and shareholder reporting fees	9,614	3,112
Registration and filing fees	859	1,060
Other expenses	21,179	9,376

Total expenses before waivers and reimbursements	473,279	179,818

Less: waivers and reimbursements (Note 2)	(317,847)	(82,065)

Net expenses after waivers and reimbursements	155,432	97,753

Net investment income	3,793,322	500,037

Net realized and unrealized gain/(loss) from investments:
Net realized gain/(loss) from investments	(39,871)	136,184
Net change in unrealized depreciation on investments	(2,574,704)	(488,700)

Net realized and unrealized loss on investments	(2,614,575)	(352,516)

Net increase in net assets resulting from operations	$1,178,747	$147,521

The accompanying notes are an integral part of the financial statements.

26

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Statements of Changes in Net Assets

	Six Months
	Ended	Year
	October 31, 2016	Ended
	(Unaudited)	April 30, 2016
Increase/(Decrease) in Net Assets from Operations:
Net investment income	$3,793,322	$6,660,736
Net realized loss from investments	(39,871)	(93,995)
Net change in unrealized appreciation/(depreciation) on investments	(2,574,704)	4,465,093

Net increase in net assets resulting from operations	1,178,747	11,031,834

Less Dividends and Distributions to Shareholders from:
Net investment income	(3,807,199)	(6,660,645)

Net decrease in net assets from dividends and distributions to shareholders	(3,807,199)	(6,660,645)

Increase in Net Assets Derived from Capital Share Transactions (Note 4)	24,798,741	84,856,578

Total increase in net assets	22,170,289	89,227,767

Net assets
Beginning of period	300,516,682	211,288,915

End of period	$322,686,971	$300,516,682

Undistributed net investment income/(loss), end of period	$(13,786)	$91

The accompanying notes are an integral part of the financial statements.

27

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Statements of Changes in Net Assets

	Six Months Ended October 31, 2016 (Unaudited)	Year Ended April 30, 2016
Increase/(Decrease) in Net Assets from Operations:
Net investment income	$500,037	$1,364,293
Net realized gain from investments	136,184	231,043
Net change in unrealized appreciation/(depreciation) on investments	(488,700)	649,670

Net increase in net assets resulting from operations	147,521	2,245,006

Less Dividends and Distributions to Shareholders from:
Net investment income	(499,979)	(1,364,293)

Net decrease in net assets from dividends and distributions to shareholders	(499,979)	(1,364,293)

Decrease in Net Assets Derived from Capital Share Transactions (Note 4)	(13,611,380)	(42,936,644)

Total decrease in net assets	(13,963,838)	(42,055,931)

Net assets
Beginning of period	90,438,315	132,494,246

End of period	$76,474,477	$90,438,315

Undistributed net investment income, end of period	$107	$49

The accompanying notes are an integral part of the financial statements.

28

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Financial Highlights

Contained below is per share operating performance data for Class Y Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	For the
	Six Months		For the	For the	For the	For the	For the
	Ended		Year	Year	Year	Year	Year
	October 31,		Ended	Ended	Ended	Ended	Ended
	2016		April 30,	April 30,	April 30,	April 30,	April 30,
Class Y Shares	(Unaudited)		2016	2015	2014	2013	2012
Per Share Operating Performance
Net asset value, beginning of period	$10.41		$10.24	$10.18	$10.51	$10.41	$9.92

Net investment income	0.13		0.30	0.33	0.33	0.34	0.38
Net realized and unrealized gain/(loss) from investments	(0.08)		0.17	0.06	(0.33)	0.11	0.49

Net increase in net assets resulting from operations	0.05		0.47	0.39	—	0.45	0.87

Dividends and distributions to shareholders from:
Net investment income	(0.13)		(0.30)	(0.33)	(0.33)	(0.35)	(0.38)

Net asset value, end of period	$10.33		$10.41	$10.24	$10.18	$10.51	$10.41

Total investment return(1)	0.44%		4.63%	3.87%	0.11%	4.40%	8.92%

Ratio/Supplemental Data
Net assets, end of period (in thousands)	$322,687		$300,517	$211,289	$218,771	$303,624	$251,290
Ratio of expenses to average net assets	0.10	%*	0.10%	0.12%	0.11%	0.10%	0.15%
Ratio of expenses to average net assets without waivers and expense reimbursements(2)	0.30	%*	0.30%	0.32%	0.31%	0.30%	0.35%
Ratio of net investment income to average net assets	2.39	%*	2.87%	3.21%	3.30%	3.28%	3.71%
Portfolio turnover rate	8.20	%**	17.57%	16.60%	5.35%	14.78%	29.36%

*	Annualized.
**	Not Annualized.
(1)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(2)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).

The accompanying notes are an integral part of the financial statements.

29

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Financial Highlights

Contained below is per share operating performance data for Class Y Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	For the
	Six Months	For the	For the	For the	For the	For the
	Ended	Year	Year	Year	Year	Year
	October 31,	Ended	Ended	Ended	Ended	Ended
	2016	April 30,	April 30,	April 30,	April 30,	April 30,
Class Y Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Operating Performance
Net asset value, beginning of period	$10.27	$10.19	$10.17	$10.30	$10.33	$10.28

Net investment income	0.06	0.12	0.10	0.12	0.17	0.19
Net realized and unrealized gain/(loss) from investments	(0.05)	0.08	0.02	(0.13)	(0.03)	0.05

Net increase/(decrease) in net assets resulting from operations	0.01	0.20	0.12	(0.01)	0.14	0.24

Dividends and distributions to shareholders from:
Net investment income	(0.06)	(0.12)	(0.10)	(0.12)	(0.17)	(0.19)

Net asset value, end of period	$10.22	$10.27	$10.19	$10.17	$10.30	$10.33

Total investment return(1)	0.13%	1.93%	1.23%	(0.09)%	1.39%	2.37%

Ratio/Supplemental Data
Net assets, end of period (in thousands)	$76,474	$90,438	$132,494	$108,671	$62,564	$52,442
Ratio of expenses to average net assets	0.24%*	0.15%	0.13%	0.19%	0.25%	0.30%
Ratio of expenses to average net assets without waivers and expense reimbursements(2)	0.44%*	0.35%	0.33%	0.39%	0.45%	0.50%
Ratio of net investment income to average net assets	1.22%*	1.12%	1.02%	1.15%	1.62%	1.86%
Portfolio turnover rate	6.29%**	18.87%	24.07%	26.98%	23.97%	40.55%

*	Annualized.
**	Not Annualized.
(1)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(2)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).

The accompanying notes are an integral part of the financial statements.

30

PACIFIC CAPITAL FUNDS

Notes to Financial Statements

October 31, 2016

(Unaudited)

1. Organization and Significant Accounting Policies

The Pacific Capital Tax-Free Securities Fund and Pacific Capital Tax-Free Short Intermediate Securities Fund (each a “Fund” and together the “Funds”) are non-diversified open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds are each a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Funds are each authorized to issue and offer Class Y shares.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

31

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

The fair value of a Fund’s bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2016, in valuing the Funds’ investments carried at fair value:

			Level 2
			Other	Level 3
		Level 1	Significant	Significant
	Total Value at	Quoted	Observable	Unobservable
Funds	10/31/16	Price	Inputs	Inputs
Pacific Capital Tax-Free Securities Fund
Municipal Bonds	$316,425,798	$—	$316,425,798	$—
Registered Investment Company	2,383,776	2,383,776	—	—

Total	$318,809,574	$2,383,776	$316,425,798	$—

Pacific Capital Tax-Free Short Intermediate Securities Fund
Municipal Bonds	$74,004,011	$—	$74,004,011	$—
Registered Investment Company	1,593,551	1,593,551	—	—

Total	$75,597,562	$1,593,551	$74,004,011	$—

32

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of a Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values a Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Funds have an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Funds have an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended October 31, 2016, there were no transfers between Levels 1, 2 and 3.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums are recorded on a daily basis using the effective yield method except for short term securities, which records discounts and premiums on a straight-line basis. Dividends are recorded on the ex-dividend date. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

33

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly to shareholders. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by a Fund, after deducting any available capital loss carryovers are declared and paid to its shareholders annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), and make the requisite distributions to such Fund’s shareholders, which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, a Fund may enter into contracts that provide general indemnifications. A Fund’s maximum exposure under these arrangements is dependent on claims that may be made against it in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. Transactions with Related Parties and Other Service Providers

Investment advisory services are provided to the Funds by the Asset Management Group of Bank of Hawaii (the “Adviser”). Under terms of an advisory agreement, each Fund is charged an annual fee of 0.20% which is computed daily and paid monthly based upon average daily net assets. The Adviser has agreed to waive its advisory fee (the “Waiver”). The Waiver will remain in effect until August 31, 2017. The Waiver may not be terminated at any time prior to that date without the consent of the Board of Trustees of FundVantage Trust (the “Trust”).

Fee rates for the period May 1, 2016 through October 31, 2016, were as follows:

		Net Annual
		Fees Paid After
	Maximum Annual	Contractual
	Advisory Fee	Waivers
Pacific Capital Tax-Free Securities Fund	0.20%	0.00%
Pacific Capital Tax-Free Short Intermediate Securities Fund	0.20%	0.00%

34

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

Other Service Providers

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Funds. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of each Fund’s average daily net assets and is subject to certain minimum monthly fees. For providing transfer agency services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Funds.

Trustees and Officers

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. The remuneration paid to the Trustees by the Funds during the six months ended October 31, 2016 was $17,362 for the Pacific Capital Tax-Free Securities Fund and $5,634 for the Pacific Capital Tax-Free Short Intermediate Securities Fund. An employee of BNY Mellon serves as an Officer of the Trust and is not compensated by the Fund or the Trust.

Effective June 1, 2016 and July 1, 2016, JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. JWFM is compensated for the services provided to the Trust. Until May 31, 2016 and June 30, 2016 certain employees of BNY Mellon served as Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. They were not compensated by the Trust or the Funds.

Freeh Group International Solutions, LLC provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer.

3. Investment in Securities

For the six months ended October 31, 2016, aggregate purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:

	Purchases	Sales
Pacific Capital Tax-Free Securities Fund	$56,066,452	$25,902,221

35

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

	Purchases	Sales
Pacific Capital Tax-Free Short Intermediate Securities Fund	5,005,415	20,044,935

The Funds are permitted to purchase or sell securities from or to certain other affiliated funds under specified conditions outlined in the procedures adopted by the Board of Trustees of the Funds. The procedures have been designed to provide assurances that any purchase or sale of securities by the Funds from or to another fund that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 act. Further, as defined under the procedures, each transaction is effective at the current market price.

For the six months ended October 31, 2016, the Funds engaged in security transactions with affiliated funds with proceeds from sales of $5,886,975 and net realized gain from sales of $135,072.

4. Capital Share Transactions

For the six months ended October 31, 2016 and the year ended April 30, 2016, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended
	October 31, 2016		For the Year Ended
	(Unaudited)		April 30, 2016
	Shares	Amount	Shares	Amount
Pacific Capital Tax-Free Securities Fund
Class Y
Sales	3,708,396	$38,767,628	11,866,463	$122,287,522
Reinvestments	3,265	34,167	8,557	87,884
Redemptions	(1,338,774)	(14,003,054)	(3,654,433)	(37,518,828)

Net increase	2,372,887	$24,798,741	8,220,587	$84,856,578

Pacific Capital Tax-Free Short Intermediate Securities Fund
Class Y
Sales	696,338	$7,159,936	1,972,508	$20,160,254
Reinvestments	242	2,482	626	6,396
Redemptions	(2,022,452)	(20,773,798)	(6,171,817)	(63,103,294)

Net decrease	(1,325,872)	$(13,611,380)	(4,198,683)	$(42,936,644)

36

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

5. Federal Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state, and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

The tax character of distributions paid during the year ended April 30, 2016, were as follows:

	Net	Net	Total	Tax	Total
	Investment	Long-Term	Taxable	Exempt	Distributions
	Income	Capital Gains	Distributions	Distributions	Paid*
Pacific Capital Tax-Free Securities Fund	$18,858	$—	$18,858	$6,636,132	$6,654,990
Pacific Capital Tax-Free Short Intermediate Securities Fund	163	—	163	1,365,325	1,365,488

*	Distributions will not tie to Statement of Changes because distributions are recognized when actually paid for tax purposes.

Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of April 30, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Qualified	Undistributed
	Tax-Exempt	Late-Year	Long-Term	Distributions	Capital Loss	Unrealized
	Income	Losses	Capital Gains	Payable	Carryforwards	Appreciation
Pacific Capital Tax-Free Securities Fund	$61,983	$(882)	$—	$(61,891)	$(1,836,843)	$14,629,639

Pacific Capital Tax-Free Short Intermediate Securities Fund	10,030	—	13,196	(9,981)	—	1,684,242

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes.

37

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

The cost for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation as of October 31, 2016 is as follows:

	Tax Cost of	Unrealized	Unrealized	Net Unrealized
	Securities*	Appreciation	Depreciation	Appreciation
Pacific Capital Tax-Free Securities Fund	$306,754,639	$12,982,485	$(927,550)	$12,054,935
Pacific Capital Tax-Free Short Intermediate Securities Fund	74,402,020	1,222,611	(27,069)	1,195,542

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year. For the year ended April 30, 2016, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until May 1, 2016. For the year ended April 30, 2016, the Funds deferred to May 1, 2016 the following losses:

	Short-Term	Long-Term
	Capital Loss Deferral	Capital Loss Deferral
Pacific Capital Tax-Free Securities Fund	$237	$645
Pacific Capital Tax-Free Short Intermediate Securities Fund	—	—

Accumulated capital losses represent net capital loss carryforwards as of April 30, 2016 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law.

As of April 30, 2016, the Funds had pre-enactment net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

38

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

Expires April 30,2018
Pacific Capital Tax-Free Securities Fund	$237,475
Pacific Capital Tax-Free Short Intermediate Securities Fund	—

As of April 30, 2016, the Funds’ post-enactment capital loss carryforward which were short-term losses and long-term losses and had an unlimited period of capital loss carryover were as follows:

	Post-Enactment
	Unlimited Period of Net
	Capital Loss Carryforward
	Short-Term	Long-Term
Pacific Capital Tax Free Securities Fund	$602,544	$996,824
Pacific Capital Tax Free Short Intermediate Securities Fund	—	—

6. Concentration of Credit Risk

The Funds primarily invest in debt obligations issued by the state of Hawaii and its political subdivisions, agencies, and public authorities to obtain funds for various public purposes. The Funds are more susceptible to factors adversely affecting issues of Hawaii municipal securities than is a municipal bond fund that is not concentrated in these issuers to the same extent.

7. Debt Investment Risk

Debt investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates. There is a risk that an issuer of a Fund’s debt investments may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high-yield/high-risk bonds, e.g., bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or if unrated are of comparable quality as determined by the manager, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Debt investments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise.

39

PACIFIC CAPITAL FUNDS

Notes to Financial Statements (Concluded)

October 31, 2016

(Unaudited)

8. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date that the financial statements were issued, and has determined that there were no following subsequent events requiring recognition or disclosure in the financial statements.

40

PACIFIC CAPITAL FUNDS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 678-6034 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

41

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[THIS PAGE INTENTIONALLY LEFT BLANK.]

Investment Adviser

Asset Management Group of Bank of Hawaii

130 Merchant Street, Suite 370

Honolulu, HI 96813

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

PAC-1016

of

FundVantage Trust

Pacific Capital Tax-Free Securities

Fund

Pacific Capital Tax-Free Short

Intermediate Securities Fund

SEMI-ANNUAL REPORT

October 31, 2016

(Unaudited)

This report is submitted for the general information of the shareholders of the Pacific Capital Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Pacific Capital Funds.

PEMBERWICK FUND

Semi-Annual Report

Performance Data

October 31, 2016

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2016
	Six Months†	1 Year	3 Year	5 Year	Since Inception*
Pemberwick Fund	0.46%	1.06%	0.86%	1.37%	1.20%
Barclays Capital 1-3 Year Government/Credit Index	0.31%	1.10%	0.95%	1.07%	1.29%

†	Not Annualized.

*

The Pemberwick Fund (the “Fund”) commenced operations on February 1, 2010. Benchmark performance is from the commencement date of the Fund only and is not the commencement date of the benchmark itself. The benchmark does not reflect any expenses or transaction costs.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 447-4785.The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s “Total Annual Fund Operating Expenses” as stated in the current prospectus dated September 1, 2016, are 0.74% of the Fund’s average daily net assets, which may differ from the actual expenses incurred by the Fund for the period covered by this report. Pemberwick voluntarily waives 35 basis points of the annual investment advisory fee Pemberwick is entitled to receive from the Fund pursuant to the advisory agreement between Pemberwick and the Fund. Such waiver will continue until Pemberwick notifies the Fund of a change in its voluntary waiver or its discontinuation. This waiver is not reflected in the table above and may be discontinued at any time at the discretion of Pemberwick. Total returns reflect the waiver of advisory fees. Had these waivers not been in effect, performance quoted would have been lower.

The Fund intends to evaluate performance as compared to that of the Barclays Capital 1-3 Year Government/Credit Index. The Barclays Capital 1-3 Year Government/Credit Index is an unmanaged market index and should not be considered indicative of any Pemberwick investment. It is impossible to invest directly in an index.

All mutual fund investing involves risk, including possible loss of principal. The Fund is subject to the risks of the fixed-income securities held in its portfolio such as credit, prepayment and interest rate risk. As interest rates rise, the value of bond prices will decline and an investor may lose money. The Fund is non-diversified, which means that a large portion of the Fund’s assets may be invested in one or few issuers or sectors. The Fund could fluctuate in value more than a diversified fund.

1

PEMBERWICK FUND

Fund Expense Disclosure

October 31, 2016

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period from May 1, 2016, through October 31, 2016 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

2

PEMBERWICK FUND

Fund Expense Disclosure (Concluded)

October 31, 2016

(Unaudited)

	Pemberwick Fund
	Beginning Account Value May 1, 2016	Ending Account Value October 31, 2016	Expenses Paid During Period*
Actual	$1,000.00	$1,004.60	$2.02
Hypothetical (5% return before expenses)	1,000.00	1,023.19	2.04

*

Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2016 of 0.40% for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184) then divided by 365 days. The Fund’s ending account values on the first line in each table are based on the actual six-month total return for the Fund of 0.46%.

3

PEMBERWICK FUND

Portfolio Holdings Summary Table

October 31, 2016

(Unaudited)

The following table presents a summary by security type of the portfolio holdings of the Fund:

	% of Net
	Assets	Value
SECURITY TYPE:
Corporate Bonds and Notes	59.8%	$102,857,187
U.S. Treasury Obligations	22.4	38,503,820
U.S. Government Agency Obligations	2.5	4,379,355
Collateralized Mortgage Obligations	1.0	1,716,994
Other Assets In Excess of Liabilities	14.3	24,619,415

NET ASSETS	100.0%	$172,076,771

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

4

PEMBERWICK FUND

Portfolio of Investments

October 31, 2016

(Unaudited)

	Par Value($)	Value($)

CORPORATE BONDS AND NOTES — 59.8%
Basic Materials — 0.0%
Praxair, Inc. 1.05%, 11/07/2017	15,000	14,994
Praxair, Inc. 1.25%, 11/07/2018	30,000	30,000

		44,994

Communications — 3.7%
AT&T, Inc. 1.40%, 12/01/2017	15,000	15,008
AT&T, Inc. 1.74%, 11/27/2018 (a)	2,000,000	2,020,130
Cisco Systems, Inc. 4.95%, 02/15/2019	25,000	27,017
Cisco Systems, Inc. 2.13%, 03/01/2019	105,000	106,819
eBay, Inc. 1.35%, 07/15/2017	50,000	50,037
Verizon Communications, Inc. 1.63%, 06/17/2019 (a)	3,000,000	3,027,255
Walt Disney Co. (The) 0.88%, 05/30/2017	17,000	17,013
Walt Disney Co. (The) 5.88%, 12/15/2017	30,000	31,634
Walt Disney Co. (The) 1.65%, 01/08/2019	17,000	17,181
Walt Disney Co. (The) 1.14%, 05/30/2019 (a)	1,000,000	1,000,380

		6,312,474

Consumer, Cyclical — 1.3%
Home Depot, Inc. (The) 2.00%, 06/15/2019	30,000	30,537
Mcdonald’s Corp. 5.30%, 03/15/2017	25,000	25,416

	Par Value($)	Value($)

CORPORATE BONDS AND NOTES — (Continued)
Consumer, Cyclical — (Continued)
Mcdonald’s Corp. 5.35%, 03/01/2018	10,000	10,535
Toyota Motor Credit Corp. 1.38%, 01/10/2018	30,000	30,041
Toyota Motor Credit Corp. 2.00%, 10/24/2018	25,000	25,318
Toyota Motor Credit Corp. 2.10%, 01/17/2019	68,000	69,166
VF Corp. 5.95%, 11/01/2017	35,000	36,580
Volkswagen International Finance NV 1.60%, 11/20/2017	2,000,000	1,997,196
Wal-Mart Stores, Inc. 1.00%, 04/21/2017	30,000	30,019
Wal-Mart Stores, Inc. 1.13%, 04/11/2018	40,000	40,041

		2,294,849

Consumer, Non-cyclical — 3.2%
Amgen, Inc. 1.25%, 05/22/2017	1,000,000	1,001,177
Anheuser-busch Inbev Finance, Inc. 1.13%, 01/27/2017	2,000,000	2,001,456
Coca-cola Co. (The) 1.65%, 03/14/2018	30,000	30,220
Coca-cola Co. (The) 1.38%, 05/30/2019	20,000	20,098
Danaher Corp. 2.40%, 09/15/2020	25,000	25,564
Diageo Capital PLC 5.75%, 10/23/2017	2,000,000	2,092,180
Glaxosmithkline Capital PLC 1.50%, 05/08/2017	15,000	15,039

The accompanying notes are an integral part of the financial statements.

5

PEMBERWICK FUND

Portfolio of Investments (Continued)

October 31, 2016

(Unaudited)

	Par Value($)	Value($)

CORPORATE BONDS AND NOTES — (Continued)
Consumer, Non-cyclical — (Continued)
Glaxosmithkline Capital, Inc. 5.65%, 05/15/2018	15,000	15,960
Johnson & Johnson 0.70%, 11/28/2016	54,000	54,003
Johnson & Johnson 1.13%, 03/01/2019	30,000	30,048
Pepsico, Inc. 1.00%, 10/13/2017	30,000	30,019
Pepsico, Inc. 1.50%, 02/22/2019	15,000	15,080
Pepsico, Inc. 2.15%, 10/14/2020	60,000	61,101
Procter & Gamble Co. (The) 1.70%, 11/03/2021	60,000	59,877

		5,451,822

Energy — 2.2%
BP Capital Markets PLC 1.85%, 05/05/2017	3,150,000	3,161,359
Chevron Corp. 1.10%, 12/05/2017	15,000	15,002
Chevron Corp. 1.37%, 03/02/2018	50,000	50,091
Chevron Corp. 1.72%, 06/24/2018	35,000	35,247
Chevron Corp. 1.79%, 11/16/2018	50,000	50,442
Chevron Corp. 4.95%, 03/03/2019	20,000	21,595
Conocophillips 6.65%, 07/15/2018	25,000	27,123
Conocophillips 6.00%, 01/15/2020	20,000	22,468
Conocophillips Co. 1.50%, 05/15/2018	30,000	30,035

	Par Value($)	Value($)

CORPORATE BONDS AND NOTES — (Continued)
Energy — (Continued)
Eog Resources, Inc. 5.63%, 06/01/2019	15,000	16,440
Exxon Mobil Corp. 1.31%, 03/06/2018	50,000	50,153
Exxon Mobil Corp. 1.82%, 03/15/2019	100,000	101,149
Occidental Petroleum Corp. 1.50%, 02/15/2018	60,000	60,230
Phillips 66 2.95%, 05/01/2017	25,000	25,258
Statoil ASA 1.25%, 11/09/2017	30,000	30,006
Statoil ASA 6.70%, 01/15/2018	10,000	10,634
Statoil ASA 1.95%, 11/08/2018	10,000	10,101
Statoil ASA 5.25%, 04/15/2019	15,000	16,333

		3,733,666

Financial — 39.4%
American Express Bank FSB 0.84%, 06/12/2017 (a)	405,000	405,199
American Express Bank FSB 6.00%, 09/13/2017	950,000	988,067
American Express Credit Corp. 1.13%, 06/05/2017	2,025,000	2,026,316
American Express Credit Corp. 1.66%, 11/05/2018 (a)	500,000	503,766

The accompanying notes are an integral part of the financial statements.

6

PEMBERWICK FUND

Portfolio of Investments (Continued)

October 31, 2016

(Unaudited)

	Par Value($)	Value($)

CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
American Express Credit Corp. 2.25%, 08/15/2019	95,000	96,655
American Honda Finance Corp. 1.64%, 02/22/2019 (a)	500,000	506,196
Bank Of America Corp. 6.40%, 08/28/2017	50,000	52,019
Bank of America Corp. 5.75%, 12/01/2017	1,625,000	1,698,312
Bank Of America Corp. 2.65%, 04/01/2019	60,000	61,151
Bank Of New York Mellon Corp. (The) 2.20%, 03/04/2019	59,000	59,980
Bank Of New York Mellon Corp. (The) 4.60%, 01/15/2020	30,000	32,602
Bank Of New York Mellon Corp. (The) 2.45%, 11/27/2020	35,000	35,639
Bank Of Nova Scotia (The) 1.30%, 07/21/2017	325,000	325,087
Bank Of Nova Scotia (The) 1.45%, 04/25/2018	2,000,000	2,002,742
Bank Of Nova Scotia (The) 1.71%, 01/15/2019 (a)	1,000,000	1,007,666
Berkshire Hathaway Finance Corp. 1.30%, 05/15/2018	8,000	8,009
Berkshire Hathaway Finance Corp. 5.40%, 05/15/2018	60,000	63,787
Berkshire Hathaway, Inc. 1.55%, 02/09/2018	100,000	100,474

	Par Value($)	Value($)

CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
Blackrock, Inc. 5.00%, 12/10/2019	75,000	82,848
Boston Properties LP 3.70%, 11/15/2018	15,000	15,572
Capital One Bank USA NA 1.20%, 02/13/2017	6,592,000	6,591,901
Capital One NA 1.50%, 03/22/2018	1,000,000	999,132
Capital One NA 1.95%, 08/17/2018 (a)	500,000	504,816
Caterpillar Financial Services Corp. 1.50%, 02/23/2018	20,000	20,070
Caterpillar Financial Services Corp. 1.80%, 11/13/2018	25,000	25,192
Caterpillar Financial Services Corp. 2.10%, 06/09/2019	15,000	15,229
Caterpillar Financial Services Corp. 2.25%, 12/01/2019	20,000	20,373
Charles Schwab Corp. (The) 2.20%, 07/25/2018	40,000	40,584
Chubb Corp. (The) 5.75%, 05/15/2018	35,000	37,334
Credit Suisse 1.32%, 05/26/2017 (a)	1,000,000	1,000,210
Credit Suisse 1.58%, 01/29/2018 (a)	3,900,000	3,907,313
Credit Suisse 1.75%, 01/29/2018	1,000,000	1,000,738
Credit Suisse 1.57%, 04/27/2018 (a)	1,000,000	1,000,457

The accompanying notes are an integral part of the financial statements.

7

PEMBERWICK FUND

Portfolio of Investments (Continued)

October 31, 2016

(Unaudited)

	Par Value($)	Value($)

CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
Credit Suisse 1.70%, 04/27/2018	1,000,000	999,682
Daimler Finance North America, LLC 1.38%, 08/01/2017	1,000,000	1,000,411
Deutsche Bank AG 6.00%, 09/01/2017	709,000	727,235
General Electric Co. 2.90%, 01/09/2017	110,000	110,405
General Electric Co. 5.40%, 02/15/2017	75,000	75,955
General Electric Co. 5.63%, 05/01/2018	80,000	85,312
General Electric Co. 5.50%, 01/08/2020	20,000	22,359
General Electric Co. Callable 06/15/2022 at 100.0 4.00%, 12/29/2049 (a)(b)	1,234,000	1,257,909
Goldman Sachs Group, Inc. (The) 6.25%, 09/01/2017	950,000	987,829
Goldman Sachs Group, Inc. (The) 6.15%, 04/01/2018	30,000	31,857
Goldman Sachs Group, Inc. (The) 1.92%, 11/15/2018 (a)	4,240,000	4,276,477
Goldman Sachs Group, Inc. (The) 7.50%, 02/15/2019	130,000	146,235
HSBC USA, Inc. 1.50%, 11/13/2017	2,000,000	2,001,034
HSBC USA, Inc. 1.70%, 03/05/2018	1,000,000	1,001,496

	Par Value($)	Value($)

CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
HSBC USA, Inc. 1.65%, 08/07/2018 (a)	1,000,000	1,001,714
John Deere Capital Corp. 1.40%, 03/15/2017	50,000	50,080
John Deere Capital Corp. 1.55%, 12/15/2017	40,000	40,197
John Deere Capital Corp. 1.60%, 07/13/2018	18,000	18,090
John Deere Capital Corp. 1.75%, 08/10/2018	20,000	20,145
John Deere Capital Corp. 1.44%, 01/08/2019 (a)	500,000	503,963
Morgan Stanley 6.25%, 08/28/2017	4,000,000	4,160,764
Morgan Stanley 2.16%, 04/25/2018 (a)	2,725,000	2,754,534
National City Bank 1.20%, 12/15/2016 (a)	4,000,000	4,002,352
National City Bank 1.20%, 06/07/2017 (a)	2,075,000	2,075,185
National Rural Utilities Cooperative Finance Corp. 5.45%, 02/01/2018	50,000	52,562
PACCAR Financial Corp. 1.60%, 03/15/2017	30,000	30,083
PACCAR Financial Corp. 1.40%, 11/17/2017	30,000	30,085
PACCAR Financial Corp. 1.30%, 05/10/2019	12,000	11,990
PNC Bank NA 4.88%, 09/21/2017	2,500,000	2,574,473
State Street Corp. 5.38%, 04/30/2017	15,000	15,319

The accompanying notes are an integral part of the financial statements.

8

PEMBERWICK FUND

Portfolio of Investments (Continued)

October 31, 2016

(Unaudited)

	Par Value($)	Value($)

CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
State Street Corp. 1.35%, 05/15/2018	92,000	92,131
State Street Corp. 1.95%, 05/19/2021	25,000	25,047
Toyota Motor Credit Corp. 2.13%, 07/18/2019	40,000	40,674
Travelers Cos, Inc. (The) 3.90%, 11/01/2020	50,000	54,209
UBS AG 1.38%, 08/14/2017	2,000,000	1,999,328
UBS AG 1.56%, 03/26/2018 (a)	2,750,000	2,761,391
US Bancorp 2.20%, 04/25/2019	75,000	76,478
US Bank NA 1.35%, 01/26/2018	2,368,000	2,371,275
Wachovia Corp. 5.75%, 02/01/2018	440,000	463,020
Wells Fargo & Co. 2.63%, 12/15/2016	2,000,000	2,004,298
Wells Fargo & Co. 5.63%, 12/11/2017	50,000	52,306
Wells Fargo & Co. 1.51%, 04/23/2018 (a)	127,000	127,438
Wells Fargo & Co. 2.15%, 01/30/2020	200,000	201,584
Wells Fargo & Co. 2.60%, 07/22/2020	90,000	91,753
Wells Fargo & Co. 4.60%, 04/01/2021	60,000	65,911
Wells Fargo & Co. 2.10%, 07/26/2021	50,000	49,775
Wells Fargo Bank NA 1.62%, 01/22/2018 (a)	2,000,000	2,010,166

		67,787,952

	Par Value($)	Value($)

CORPORATE BONDS AND NOTES — (Continued)
Health Care — 4.4%
AbbVie, Inc. 1.75%, 11/06/2017	3,000,000	3,011,460
AbbVie, Inc. 1.80%, 05/14/2018	2,000,000	2,007,044
Astrazeneca PLC 5.90%, 09/15/2017	2,000,000	2,081,022
Merck & Co., Inc. 1.10%, 01/31/2018	488,000	488,834
Merck & Co., Inc. 1.85%, 02/10/2020	14,000	14,162
Pfizer, Inc. 0.90%, 01/15/2017	50,000	50,016

		7,652,538

Industrial — 2.6%
Boeing Co. (The) 0.95%, 05/15/2018	50,000	49,910
Emerson Electric Co. 4.88%, 10/15/2019	45,000	49,406
General Dynamics Corp. 1.00%, 11/15/2017	2,030,000	2,029,145
Honeywell International, Inc. 5.30%, 03/01/2018	50,000	52,763
Honeywell International, Inc. 5.00%, 02/15/2019	25,000	27,054
Illinois Tool Works, Inc. 0.90%, 02/25/2017	31,000	30,986
Illinois Tool Works, Inc. 1.95%, 03/01/2019	50,000	50,665
Precision Castparts Corp. 1.25%, 01/15/2018	45,000	45,031
Stanley Black & Decker, Inc. 2.45%, 11/17/2018	1,000,000	1,017,331
United Parcel Service, Inc. 1.13%, 10/01/2017	30,000	30,054

The accompanying notes are an integral part of the financial statements.

9

PEMBERWICK FUND

Portfolio of Investments (Continued)

October 31, 2016

(Unaudited)

	Par Value($)	Value($)

CORPORATE BONDS AND NOTES — (Continued)
Industrial — (Continued)
United Technologies Corp. 1.78%, 05/04/2018 (c)	1,000,000	1,004,000

		4,386,345

Technology — 2.7%
Apple, Inc. 0.90%, 05/12/2017	18,000	18,010
Apple, Inc. 1.00%, 05/03/2018	41,000	40,955
Apple, Inc. 1.64%, 02/22/2019 (a)	1,000,000	1,016,952
Apple, Inc. 1.55%, 02/07/2020	10,000	10,030
Apple, Inc. 2.25%, 02/23/2021	13,000	13,246
Apple, Inc. 1.55%, 08/04/2021	97,000	96,022
HP, Inc. 1.82%, 01/14/2019 (a)	1,500,000	1,505,856
HP, Inc. 2.75%, 01/14/2019	1,500,000	1,529,807
Intel Corp. 3.30%, 10/01/2021	50,000	53,292
Microsoft Corp. 1.00%, 05/01/2018	60,000	59,980
Microsoft Corp. 1.30%, 11/03/2018	34,000	34,138
Microsoft Corp. 4.20%, 06/01/2019	30,000	32,260
Microsoft Corp. 1.55%, 08/08/2021	45,000	44,573
National Semiconductor Corp. 6.60%, 06/15/2017	25,000	25,886

	Par Value($)	Value($)

CORPORATE BONDS AND NOTES — (Continued)
Technology — (Continued)
Oracle Corp. 2.38%, 01/15/2019	15,000	15,325
Oracle Corp. 1.90%, 09/15/2021	130,000	129,580

		4,625,912

Utilities — 0.3%
DTE Electric Co. 3.90%, 06/01/2021	55,000	59,834
Duke Energy Carolinas, LLC 5.25%, 01/15/2018	35,000	36,674
Duke Energy Carolinas, LLC 4.30%, 06/15/2020	25,000	27,305
Duke Energy Carolinas, LLC 3.90%, 06/15/2021	25,000	27,186
Duke Energy Florida, LLC 5.65%, 06/15/2018	25,000	26,766
Florida Power & Light Co. 5.55%, 11/01/2017	35,000	36,508
Kansas City Power & Light Co. 7.15%, 04/01/2019	20,000	22,609
Kentucky Utilities Co. 3.25%, 11/01/2020	30,000	31,602
Northern States Power Co/MN 2.20%, 08/15/2020	30,000	30,708
Pacificorp 5.65%, 07/15/2018	25,000	26,825
Public Service Co. Of Colorado 3.20%, 11/15/2020	30,000	31,483
Public Service Electric & Gas Co. 1.80%, 06/01/2019	25,000	25,278

The accompanying notes are an integral part of the financial statements.

10

PEMBERWICK FUND

Portfolio of Investments (Continued)

October 31, 2016

(Unaudited)

	Par Value($)	Value($)

CORPORATE BONDS AND NOTES — (Continued)
Utilities — (Continued)
Public Service Electric & Gas Co. 2.00%, 08/15/2019	75,000	76,212
Southern California Edison Co. 1.13%, 05/01/2017	7,000	7,007
Southern California Edison Co. 5.50%, 08/15/2018	45,000	48,391
Wisconsin Electric Power Co. 1.70%, 06/15/2018	25,000	25,192
Wisconsin Power & Light Co. 5.00%, 07/15/2019	25,000	27,055

		566,635

TOTAL CORPORATE BONDS AND NOTES (Cost $102,346,109)		102,857,187

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.0%
Federal Home Loan Mortgage Corporation REMICS — 0.4%
Series 2542, Class ES 5.00%, 12/15/2017	4,848	4,930
Series 2564, Class HJ 5.00%, 02/15/2018	3,484	3,548
Series 2617, Class TK 4.50%, 05/15/2018	14,532	14,828
Series 2617, Class GR 4.50%, 05/15/2018	8,286	8,438
Series 2611, Class UH 4.50%, 05/15/2018	7,205	7,348
Series 2627, Class MC 4.50%, 06/15/2018	14,546	14,817

	Par Value($)	Value($)

COLLATERALIZED MORTGAGE OBLIGATIONS — (Continued)
Federal Home Loan Mortgage Corporation REMICS — (Continued)
Series 2649, Class KA 4.50%, 07/15/2018	10,531	10,739
Series 2693, Class PE 4.50%, 10/15/2018	13,609	13,986
Series 2746, Class EG 4.50%, 02/15/2019	15,169	15,592
Series 2780, Class JG 4.50%, 04/15/2019	26	27
Series 2814, Class GB 5.00%, 06/15/2019	2,475	2,546
Series 2989, Class TG 5.00%, 06/15/2025	39,190	42,712
Series 3002, Class YD 4.50%, 07/15/2025	15,578	16,966
Series 2526, Class FI 1.53%, 02/15/2032(a)	75,858	77,636
Series 2881, Class AE 5.00%, 08/15/2034	14,220	15,089
Series 2933, Class HD 5.50%, 02/15/2035	23,420	25,918
Series 4305, Class KA 3.00%, 03/15/2038	88,619	90,511
Series 3843, Class GH 3.75%, 10/15/2039	60,041	62,630
Series 3786, Class NA 4.50%, 07/15/2040	103,348	111,425
Series 4305, Class A 3.50%, 06/15/2048	121,650	127,177

		666,863

The accompanying notes are an integral part of the financial statements.

11

PEMBERWICK FUND

Portfolio of Investments (Continued)

October 31, 2016

(Unaudited)

	Par Value($)	Value($)

COLLATERALIZED MORTGAGE OBLIGATIONS — (Continued)
Federal National Mortgage Association REMICS — 0.4%
Series 2003-92, Class PE 4.50%, 09/25/2018	12,545	12,865
Series 2003-80, Class YE 4.00%, 06/25/2023	2,795	2,809
Series 2005-40, Class YG 5.00%, 05/25/2025	34,247	37,308
Series 2011-122, Class A 3.00%, 12/25/2025	78,951	80,673
Series 2007-27, Class MQ 5.50%, 04/25/2027	9,621	10,829
Series 2005-16, Class PE 5.00%, 03/25/2034	2,645	2,656
Series 2005-48, Class AR 5.50%, 02/25/2035	20,953	22,046
Series 2005-62, Class CQ 4.75%, 07/25/2035	9,406	9,866
Series 2005-64, Class PL 5.50%, 07/25/2035	55,252	62,207
Series 2005-68, Class PG 5.50%, 08/25/2035	38,454	43,389
Series 2005-83, Class LA 5.50%, 10/25/2035	22,150	24,764
Series 2006-57, Class AD 5.75%, 06/25/2036	115,394	124,526
Series 2014-23, Class PA 3.50%, 08/25/2036	124,058	128,872
Series 2007-39, Class NA 4.25%, 01/25/2037	5,830	5,954
Series 2013-83, Class CA 3.50%, 10/25/2037	101,237	105,527
Series 2009-47, Class PA 4.50%, 07/25/2039	15,278	16,102

	Par Value($)	Value($)

COLLATERALIZED MORTGAGE OBLIGATIONS — (Continued)
Federal National Mortgage Association REMICS — (Continued)
Series 2011-113, Class NE 4.00%, 03/25/2040	48,829	49,842

		740,235

Government National Mortgage Association — 0.2%
Series 2013-88, Class WA 5.00%, 06/20/2030(a)	71,995	77,826
Series 2002-22, Class GF 6.50%, 03/20/2032	42,775	50,662
Series 2002-51, Class D 6.00%, 07/20/2032	50,949	57,611
Series 2008-50, Class NA 5.50%, 03/16/2037	12,171	12,742
Series 2007-11, Class PE 5.50%, 03/20/2037	27,577	31,287
Series 2013-113, Class UB 3.00%, 11/20/2038	78,414	79,768

		309,896

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,693,984)		1,716,994

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.5%
Federal Home Loan Bank — 0.8%
4.75%, 12/16/2016	170,000	170,939
0.75%, 08/28/2017	150,000	150,163
0.88%, 03/19/2018	400,000	400,035
1.25%, 06/08/2018	340,000	341,963
1.00%, 09/26/2019	300,000	299,618

		1,362,718

The accompanying notes are an integral part of the financial statements.

12

PEMBERWICK FUND

Portfolio of Investments (Continued)

October 31, 2016

(Unaudited)

	Par Value($)	Value($)

U.S. GOVERNMENT AGENCY OBLIGATIONS — (Continued)
Federal Home Loan Mortgage Corporation — 0.7%
1.00%, 03/08/2017	140,000	140,285
0.75%, 07/14/2017	595,000	595,680
0.88%, 10/12/2018	200,000	199,837
5.50%, 04/01/2021 Gold Pool #G11941	26,140	27,773
5.50%, 11/01/2021 Gold Pool #G12454	12,656	13,507
5.50%, 04/01/2023 Gold Pool #G13145	24,432	26,515
4.00%, 02/01/2026 Gold Pool #J14494	60,008	64,085
4.00%, 06/01/2026 Gold Pool #J15974	19,950	21,304
4.50%, 06/01/2029 Gold Pool #C91251	18,277	19,959
4.50%, 12/01/2029 Gold Pool #C91281	35,621	38,931
4.50%, 04/01/2030 Gold Pool #C91295	19,521	21,358

		1,169,234

Federal National Mortgage Association — 1.0%
6.00%, 09/01/2019 Pool # 735439	1,754	1,802
5.50%, 06/01/2020 Pool # 888601	4,323	4,469
5.00%, 05/01/2023 Pool # 254762	15,405	17,046
5.50%, 01/01/2024 Pool # AD0471	13,271	14,205
5.00%, 12/01/2025 Pool # 256045	31,306	34,644

	Par Value($)	Value($)

U.S. GOVERNMENT AGENCY OBLIGATIONS — (Continued)
Federal National Mortgage Association — (Continued)
5.50%, 05/01/2028 Pool # 257204	25,158	28,347
4.00%, 08/01/2029 Pool # MA0142	30,939	33,158
5.50%, 04/01/2037 Pool # AD0249	36,081	41,047
7.00%, 04/01/2037 Pool # 888366	9,770	11,692
5.00%, 10/01/2039 Pool # AC3237	76,316	85,932
5.00%, 02/13/2017	200,000	202,565
1.13%, 04/27/2017	205,000	205,611
5.38%, 06/12/2017	550,000	566,185
1.13%, 07/20/2018	390,000	391,628
1.38%, 10/07/2021	210,000	209,072

		1,847,403

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $4,353,104)		4,379,355

U.S. TREASURY OBLIGATIONS — 22.4%
U.S. Treasury Notes — 22.4%
0.50%, 07/31/2017	490,000	489,598
0.63%, 05/31/2017	890,000	890,348
0.63%, 08/31/2017	1,105,000	1,104,633
0.63%, 09/30/2017	720,000	719,606
0.63%, 11/30/2017	1,100,000	1,098,797
0.63%, 04/30/2018	2,140,000	2,134,650
0.75%, 06/30/2017	500,000	500,469
0.75%, 10/31/2017	1,405,000	1,405,466

The accompanying notes are an integral part of the financial statements.

13

PEMBERWICK FUND

Portfolio of Investments (Continued)

October 31, 2016

(Unaudited)

	Par Value($)	Value($)

U.S. TREASURY OBLIGATIONS — (Continued)
U.S. Treasury Notes — (Continued)
0.75%, 12/31/2017	1,000,000	1,000,137
0.75%, 02/28/2018	450,000	449,930
0.88%, 11/30/2016	300,000	300,166
0.88%, 12/31/2016	410,000	410,421
0.88%, 02/28/2017	400,000	400,735
0.88%, 04/30/2017	675,000	676,191
0.88%, 06/15/2017	1,000,000	1,001,816
0.88%, 01/31/2018	920,000	921,635
0.88%, 07/15/2018	505,000	505,424
0.88%, 05/15/2019	180,000	179,698
0.88%, 07/31/2019	755,000	752,965
1.00%, 03/31/2017	1,170,000	1,172,862
1.00%, 05/31/2018	1,115,000	1,118,288
1.00%, 06/30/2019	380,000	380,430
1.00%, 08/31/2019	815,000	815,493
1.00%, 09/30/2019	740,000	740,274
1.13%, 03/31/2020	300,000	300,334
1.25%, 10/31/2018	1,915,000	1,928,951
1.25%, 11/30/2018	700,000	705,086
1.25%, 01/31/2019	1,585,000	1,596,670
1.25%, 01/31/2020	850,000	855,013
1.38%, 07/31/2018	1,200,000	1,211,156
1.38%, 02/28/2019	380,000	383,919
1.38%, 01/31/2020	250,000	252,520
1.38%, 02/29/2020	380,000	383,622
1.38%, 04/30/2020	300,000	302,707
1.38%, 08/31/2020	250,000	251,807
1.38%, 09/30/2020	150,000	151,031
1.38%, 01/31/2021	150,000	150,750
1.50%, 08/31/2018	430,000	435,022
1.50%, 12/31/2018	460,000	465,786
1.50%, 01/31/2019	1,150,000	1,164,846
1.50%, 02/28/2019	355,000	359,680

	Par Value($)	Value($)

U.S. TREASURY OBLIGATIONS — (Continued)
U.S. Treasury Notes — (Continued)
1.50%, 05/31/2019	1,395,000	1,414,345
1.50%, 10/31/2019	200,000	202,883
1.50%, 11/30/2019	200,000	202,887
1.50%, 05/31/2020	320,000	324,131
1.63%, 03/31/2019	740,000	752,112
1.63%, 04/30/2019	1,695,000	1,723,637
1.63%, 06/30/2019	200,000	203,449
1.63%, 07/31/2019	180,000	183,178
1.63%, 12/31/2019	220,000	223,957
1.75%, 09/30/2019	300,000	306,527
1.75%, 10/31/2020	250,000	255,303
1.88%, 09/30/2017	280,000	283,024
1.88%, 10/31/2017	455,000	460,261
1.88%, 06/30/2020	200,000	205,262
2.00%, 07/31/2020	150,000	154,617
2.00%, 11/30/2020	390,000	402,028
2.13%, 01/31/2021	345,000	357,399
2.25%, 07/31/2018	180,000	184,409
2.38%, 07/31/2017	300,000	303,867
3.13%, 01/31/2017	90,000	90,633
3.25%, 12/31/2016	200,000	200,979
TOTAL U.S. TREASURY OBLIGATIONS (Cost $38,373,454)		38,503,820

TOTAL INVESTMENTS - 85.7% (Cost $146,766,651)		147,457,356
OTHER ASSETS IN EXCESS OF LIABILITIES - 14.3%		24,619,415

NET ASSETS - 100.0%		$172,076,771

The accompanying notes are an integral part of the financial statements.

14

PEMBERWICK FUND

Portfolio of Investments (Concluded)

October 31, 2016

(Unaudited)

(a)	Variable or Floating Rate Security. Rate shown is as of October 31, 2016.
(b)	Security is a perpetual bond and has no definite maturity date.
(c)	Multi-Step Coupon. Rate disclosed is as of October 31, 2016.
LLC	Limited Liability Company
PLC	Public Limited Company
REMICS	Real Estate Mortgage Investment Conduit

The accompanying notes are an integral part of the financial statements.

15

PEMBERWICK FUND

Statement of Assets and Liabilities

October 31, 2016

(Unaudited)

Assets
Investments, at value (Cost $146,766,651)	$147,457,356
Cash	26,968,041
Receivable for investments sold	51,833
Dividends and interest receivable	620,520
Prepaid expenses and other assets	17,375

Total assets	175,115,125

Liabilities
Payable for investments purchased	2,914,550
Payable for administration and accounting fees	56,687
Payable to Investment Adviser	21,478
Payable for audit fees	13,238
Payable for printing fees	11,039
Payable for custodian fees	6,166
Payable for transfer agent fees	3,590
Payable for legal fees	3,356
Payable for distributions to shareholders	2,337
Accrued expenses	5,913

Total liabilities	3,038,354

Net Assets	$172,076,771

Net Assets Consisted of:
Capital stock, $0.01 par value	$171,169
Paid-in capital	171,889,867
Accumulated net investment income	19,508
Accumulated net realized loss from investments	(694,478)
Net unrealized appreciation on investments	690,705

Net Assets	$172,076,771

Shares Outstanding	17,116,898

Net asset value, offering and redemption price per share ($172,076,771 / 17,116,898 shares)	$10.05

The accompanying notes are an integral part of the financial statements.

16

PEMBERWICK FUND

Statement of Operations

For the Six Months Ended October 31, 2016

(Unaudited)

Investment Income
Interest	$1,125,119

Total investment income	1,125,119

Expenses
Advisory fees (Note 2)	427,039
Administration and accounting fees (Note 2)	96,080
Transfer agent fees (Note 2)	26,513
Legal fees	19,559
Trustees’ and officers’ fees (Note 2)	17,359
Audit fees	13,994
Custodian fees (Note 2)	12,639
Printing and shareholder reporting fees	8,901
Registration and filing fees	975
Other expenses	14,389

Total expenses before waivers	637,448

Less: waivers (Note 2)	(298,927)

Net expenses after waivers	338,521

Net investment income	786,598

Net realized and unrealized gain/(loss) from investments:
Net realized loss from investments	(7,055)
Net change in unrealized appreciation/(depreciation) on investments	71,472

Net realized and unrealized gain on investments	64,417

Net increase in net assets resulting from operations	$851,015

The accompanying notes are an integral part of the financial statements.

17

PEMBERWICK FUND

Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	October 31, 2016	Year Ended
	(Unaudited)	April 30, 2016
Increase/(Decrease) in Net Assets From Operations:
Net investment income	$786,598	$1,512,924
Net realized gain/(loss) from investments	(7,055)	355,030
Net change in unrealized appreciation/(depreciation) on investments	71,472	(586,839)

Net increase in net assets resulting from operations	851,015	1,281,115

Less Dividends and Distributions to Shareholders from:
Net investment income	(784,280)	(1,543,193)

Net decrease in net assets from dividends and distributions to shareholders	(784,280)	(1,543,193)

Increase/(Decrease) in Net Assets Derived from Capital Share Transactions (Note 4)	(5,797,993)	8,090,417

Total increase/(decrease) in net assets	(5,731,258)	7,828,339

Net assets
Beginning of period	177,808,029	169,979,690

End of period	$172,076,771	$177,808,029

Accumulated net investment income, end of period	$19,508	$17,190

The accompanying notes are an integral part of the financial statements.

18

PEMBERWICK FUND

Financial Highlights

Contained below is per share operating performance data, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year	Year	Year	Year	Year
	October 31, 2016		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		April 30, 2016	April 30, 2015	April 30, 2014	April 30, 2013	April 30, 2012
Per Share Operating Performance
Net asset value, beginning of period	$10.05		$10.06	$10.08	$10.12	$10.03	$10.16

Net investment income(1)	0.05		0.09	0.09	0.10	0.11	0.13
Net realized and unrealized gain/(loss) on investments	—	(2)	(0.01)	(0.02)	(0.03)	0.11	(0.12	)(3)

Net increase in net assets resulting from operations	0.05		0.08	0.07	0.07	0.22	0.01

Dividends and distributions to shareholders from:
Net investment income	(0.05)		(0.09)	(0.09)	(0.11)	(0.13)	(0.14)

Total dividends and distributions to shareholders	(0.05)		(0.09)	(0.09)	(0.11)	(0.13)	(0.14)

Net asset value, end of period	$10.05		$10.05	$10.06	$10.08	$10.12	$10.03

Total investment return(4)	0.46%		0.85%	0.74%	0.68%	2.19%	0.12%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$172,077		$177,808	$169,980	$167,888	$119,793	$119,521
Ratio of expenses to average net assets	0.40	%(5)	0.39%	0.39%	0.41%	0.45%	0.45%
Ratio of expenses to average net assets without waivers and expense reimbursements(6)	0.75	%(5)	0.74%	0.74%	0.76%	0.80%	0.80%
Ratio of net investment income to average net assets	0.92	%(5)	0.92%	0.91%	1.00%	1.10%	1.07%
Portfolio turnover rate	5.52	%(7)	45.29%	35.46%	35.29%	27.96%	23.14%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Includes payments by affiliate which equaled $0.03 per share.
(4)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any.
(5)	Annualized.
(6)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated (See Note 2).
(7)	Not annualized.

19

PEMBERWICK FUND

Notes to Financial Statements

October 31, 2016

(Unaudited)

1. Organization and Significant Accounting Policies

The Pemberwick Fund (the “Fund”) is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), which commenced investment operations on February 1, 2010. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers one class of shares and is not subject to a front-end sales charge.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m., Eastern time) on each day the NYSE is open. Securities held by the Fund are valued at their last sale price on the NYSE on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the last asked price and the last bid price prior to the market close. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the last asked price and the last bid price prior to market close. The value of such securities quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system, but not listed on the National Market System, shall be valued at the mean between closing asked price and the closing bid price. Unlisted securities that are not quoted on NASDAQ and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such securities in the over-the-counter market. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates market value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

20

PEMBERWICK FUND

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The fair value of a Fund’s bonds are generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2016, in valuing the Fund’s assets carried at fair value:

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value at	Quoted	Observable	Unobservable
	10/31/16	Price	Inputs	Inputs
Corporate Bonds and Notes	$102,857,187	$—	$102,857,187	$—
Collateralized Mortgage Obligations	1,716,994	—	1,716,994	—
U.S. Government Agency Obligations	4,379,355	—	4,379,355	—
U.S. Treasury Obligations	38,503,820	—	38,503,820	—

Total Investments*	$147,457,356	$—	$147,457,356	$—

* Please refer to Portfolio of Investments for details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices

21

PEMBERWICK FUND

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended October 31, 2016, there were no transfers between Levels 1, 2 and 3 for the Fund.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Gains and losses on principal paydowns from mortgage backed securities are recorded as interest income on the Statement of Operations. Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums are recorded on a daily basis using the effective yield method except for short term securities, which records discounts and premiums on a straight-line basis. Dividends are recorded on the ex-dividend date. Estimated components of distributions received from real estate investment trusts may be considered income, return of capital

22

PEMBERWICK FUND

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to such fund.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly to shareholders. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by the Fund, after deducting any available capital loss carryovers are declared and paid to its shareholders annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. Transactions with Related Parties and Other Service Providers

Pemberwick Investment Advisors LLC (“Pemberwick” or the “Advisor”) serves as the investment advisor to the Fund pursuant to an investment advisory agreement with the Trust. For its services, the Advisor earns a monthly fee at the annual rate of 0.50% of the Fund’s average daily net assets. The Advisor may, in its discretion, voluntarily waive its fees or reimburse certain Fund expenses; however; the Advisor is not required to do so. For the six months ended October 31, 2016, the Advisor earned fees of $427,039 and waived fees of 0.35% of the Fund’s average daily net assets totaling $298,927.

Pemberwick has retained the services of J.P. Morgan Investment Management Inc. (“Sub-Advisor”) as the sub-advisor to the Fund. The Sub-Advisor provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement between the Advisor and the Sub-Advisor. The Sub-Advisor is compensated by the Advisor and not the Fund.

23

PEMBERWICK FUND

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

Other Service Providers

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), serves as administrator and transfer agent for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average net assets and is subject to certain minimum monthly fees. For providing transfer agency services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund.

Trustees and Officers

The Trust is governed by its board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. The remuneration paid to the Trustees by the Fund during the six months ended October 31, 2016 was $10,525. An employee of BNY Mellon serves as an Officer of the Trust and is not compensated by the Fund or the Trust.

Effective June 1, 2016 and July 1, 2016, JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. JWFM is compensated for the services provided to the Trust. Until May 31, 2016 and June 30, 2016 certain employees of BNY Mellon served as Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. They were not compensated by the Trust or the Funds.

Freeh Group International Solutions, LLC provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer.

3. Investment in Securities

For the six months ended October 31, 2016, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
U.S. Government Securities	$6,919,509	$8,196,608
Other Securities	1,377,200	17,695,333

24

PEMBERWICK FUND

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

4. Capital Share Transactions

For the six months ended October 31, 2016 and the year ended April 30, 2016, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended
	October 31, 2016		For the Year Ended
	(Unaudited)		April 30, 2016
	Shares	Value	Shares	Value
Sales	1,643,262	$16,526,606	5,157,961	$51,730,683
Reinvestments	77,976	784,280	153,755	1,542,964
Redemptions	(2,297,839)	(23,108,879)	(4,506,685)	(45,183,230)

Net Increase	(576,601)	$(5,797,993)	805,031	$8,090,417

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state, and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the year ended April 30, 2016, the tax character of distributions paid by the Fund was $1,543,193 of ordinary income dividends. Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of April 30, 2016, the components of distributable earnings on a tax basis were as follows:

	Undistributed		Qualified	Other
Capital Loss	Ordinary	Unrealized	Late-Year	Temporary
Carryforward	Income	Appreciation	Losses	Differences
$(680,719)	$19,523	$612,529	$—	$(2,333)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes.

25

PEMBERWICK FUND

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

As of October 31, 2016, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost*	$146,766,651

Gross unrealized appreciation	$729,095
Gross unrealized depreciation	(38,390)

Net unrealized appreciation	$690,705

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Pursuant to the federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year. For the year ended April 30, 2016, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until May 1, 2016. For the fiscal year ended April 30, 2016, the Fund had no loss deferrals.

Accumulated capital losses represent net capital loss carryovers as of April 30, 2016 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law.

As of April 30, 2016, the Fund had pre-enactment capital loss carryforwards of $20,817. If not utilized against future capital gains, $10,862 and $9,955 of this capital loss carryforward will expire in 2018 and 2019, respectively. In addition, the Fund had post-enactment capital loss carryforwards of $659,902, of which $208,243 are short-term losses and $451,659 are long-term losses and have an unlimited period of capital loss carryforward.

6. Significant Risks

Mortgage-Related And Other Asset-Backed Securities Risk — Mortgage-related and asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of

26

PEMBERWICK FUND

Notes to Financial Statements (Concluded)

October 31, 2016

(Unaudited)

declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Debt Investment Risk — Debt investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates. There is a risk that an issuer of a Fund’s debt investments may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high-yield/high-risk bonds, e.g., bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or if unrated are of comparable quality as determined by the manager, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Debt investments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise.

7. Subsequent Event

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there was the following subsequent event:

A Special Meeting of Shareholders (the “Meeting”) of the Pemberwick Fund (the “Fund”), a series of FundVantage Trust, was held on November 22, 2016 for the following purpose:

To approve an Agreement and Plan of Reorganization (the “Plan”), which provides for: (a) the transfer of all the assets and liabilities of the Fund to the Pemberwick Fund (the “Acquiring Fund”), a newly formed series of Manager Directed Portfolios, in exchange for shares of the Acquiring Fund; (b) the distribution of the shares of the Acquiring Fund pro rata by the Fund to its shareholders in complete liquidation of the Fund (the “Reorganization”); and (c) the dissolution and termination of the Fund as a series of FundVantage.

All Fund shareholders of record at the close of business on September 30, 2016 were entitled to attend or submit proxies. As of the record date, the Fund had 16,731,954.683 shares outstanding. At the meeting, shareholders approved the Plan. The results of the voting for the proposal were as follows:

	For	Against	Abstained
	Votes	Votes	Votes
Shares	16,183,100	—	—

27

PEMBERWICK FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 447-4785 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust will file its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

28

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Investment Adviser

Pemberwick Investment Advisors LLC

340 Pemberwick Road

Greenwich, CT 06831

Sub-Advisor

J.P. Morgan Investment Management Inc.

245 Park Ave.

New York, NY 10167

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassat Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

PEMBERWICK FUND

of

FundVantage Trust

SEMI-ANNUAL

REPORT

October 31, 2016

(Unaudited)

This report is submitted for the general information of the shareholders of the Pemberwick Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Pemberwick Fund.

POLEN GROWTH FUND

Semi-Annual Report

Performance Data

October 31, 2016

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2016
	Six				Since
	Months†	1 Year	3 Year	5 Year	Inception*
Institutional Class	1.74%	-2.47%	12.40%	12.59%	13.68%
S&P 500® Index	4.06%	4.51%	8.84%	13.57%	13.86	%***
Russell 1000® Growth Index	3.70%	2.28%	9.36%	13.65%	14.63	%***

	Six				Since
	Months†	1 Year	3 Year	5 Year	Inception**
Investor Class	1.66%	-2.70%	12.11%	12.31%	11.53%
S&P 500® Index	4.06%	4.51%	8.84%	13.57%	11.76	%***
Russell 1000® Growth Index	3.70%	2.28%	9.36%	13.65%	12.12	%***

†	Not Annualized.

*	The Polen Growth Fund (the “Fund”) Institutional Class shares commenced operations on September 15, 2010.

**	The Investor Class shares commenced operations on December 30, 2010.

***	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 678-6024. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s total annual gross and net operating expense ratios, as stated in the current prospectus dated September 1, 2016, are 1.17% and 1.00%, respectively, for the Institutional Class shares and 1.42% and 1.25%, respectively, for the Investor Class shares of the Fund’s average daily net assets, which may differ from the actual expenses incurred by the Fund for the period covered by this report. Polen Capital Management, LLC (“PCM” or the “Adviser”), has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund” fees and expenses and brokerage commissions) do not exceed 1.00% (on an annual basis) with respect to the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2018 unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

A 2.00% redemption fee applies to shares redeemed within 60 days of purchase. This redemption fee is not reflected in the returns shown above.

The Fund intends to evaluate performance as compared to that of the S&P 500® and the Russell 1000® Growth Index. The S&P 500® Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. The Russell 1000® Growth Index is an unmanaged index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Growth Index companies with higher price-to-book ratios and higher forecasted growth values. It is impossible to invest directly in an index.

1

POLEN GROWTH FUND

Semi-Annual Report

Performance Data

October 31, 2016

(Unaudited)

All mutual fund investing involves risk, including possible loss of principal. The Fund is non-diversified, which means that a large portion of the Fund’s assets may be invested in one or few companies or sectors. The Fund could fluctuate in value more than a diversified fund.

2

POLEN GLOBAL GROWTH FUND

Semi-Annual Report

Performance Data

October 31, 2016

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2016
	Six		Since
	Months†	1 Year	Inception*
Institutional Class	2.06%	-0.28%	4.80%
MSCI All Country World ® Index (“ACWI”)(Gross Dividend)	3.31%	2.64%	0.32%***

	Six		Since
	Months†	1 Year	Inception**
Investor Class	1.97%	-0.52%	3.89%
MSCI All Country World ® Index (“ACWI”)(Gross Dividend)	3.31%	2.64%	0.27%***

†	Not Annualized.

*	The Polen Global Growth Fund (the “Fund”) Institutional Class shares commenced operations on December 30, 2014.

**	The Fund’s Investor Class shares commenced operations on July 6, 2015.

***	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 678-6024. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s total annual gross and net operating expense ratios, as stated in the current prospectus dated September 1, 2016, are 3.63% and 1.10%, respectively, for the Institutional Class shares and 3.51% and 1.35%, respectively, for the Investor Class shares of the Fund’s average daily net assets, which may differ from the actual expenses incurred by the Fund for the period covered by this report. Polen Capital Management, LLC (“PCM” or the “Adviser”), has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund” fees and expenses and brokerage commissions) do not exceed 1.10% (on an annual basis) with respect to the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2018 unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

3

POLEN GLOBAL GROWTH FUND

Semi-Annual Report

Performance Data

October 31, 2016

(Unaudited)

A 2.00% redemption fee applies to shares redeemed within 60 days of purchase. This redemption fee is not reflected in the returns shown above.

The Fund intends to evaluate performance as compared to that of the MSCI ACWI Index, which captures large and mid-cap representation across 23 Developed Markets (DM) and 23 Emerging Markets (EM) countries. With 2,466 constituents, the index covers approximately 85% of the global investable equity opportunity set. Indexes are unmanaged and it is not possible to invest directly in an index.

All mutual fund investing involves risk, including possible loss of principal. The Fund is non-diversified, which means that a large portion of the Fund’s assets may be invested in one or few companies or sectors. The Fund could fluctuate in value more than a diversified fund. Investing in foreign securities entails special risks, such as fluctuations in currency exchange rates and possible lax regulation of securities markets and accounting practices.

The Fund may invest a substantial amount of its assets in issuers located in a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.

4

POLEN GROWTH FUNDS

Funds Expense Disclosure

October 31, 2016

(Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from May 1, 2016 through October 31, 2016 and held for the entire period.

Actual Expenses

The first line of each accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of each accompanying table provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund(s) and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees.Therefore, each hypothetical line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

POLEN GROWTH FUNDS

Funds Expense Disclosure (Concluded)

October 31, 2016

(Unaudited)

	Polen Growth Fund
	Beginning Account Value May 1, 2016	Ending Account Value October 31, 2016	Expenses Paid During Period
Institutional Class*
Actual	$1,000.00	$1,017.40	$5.08
Hypothetical (5% return before expenses)	1,000.00	1,020.16	5.09
Investor Class*
Actual	$1,000.00	$1,016.60	$6.35
Hypothetical (5% return before expenses)	1,000.00	1,018.90	6.36

	Polen Global Growth Fund
	Beginning Account Value May 1, 2016	Ending Account Value October 31, 2016	Expenses Paid During Period
Institutional Class**
Actual	$1,000.00	$1,020.60	$5.60
Hypothetical (5% return before expenses)	1,000.00	1,019.66	5.60
Investor Class**
Actual	$1,000.00	$1,019.70	$6.87
Hypothetical (5% return before expenses)	1,000.00	1,018.40	6.87

*

Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2016 of 1.00% for Institutional Class and 1.25% for Investor Class, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Fund’s ending account values on the first line of each table are based on the actual six-month total returns for the Fund of 1.74% and 1.66% for Institutional Class and Investor Class, respectively.

**

Expenses are equal to an annualized expense ratio for the six-month period October 31, 2016 of 1.10% for Institutional Class and 1.35% for Investor Class, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Fund’s ending account values on the first line of each table are based on the actual six-month total returns for the Fund of 2.06% and 1.97% for Institutional Class and Investor Class, respectively.

6

POLEN GROWTH FUND

Portfolio Holdings Summary Table

October 31, 2016

(Unaudited)

The following table presents a summary by industry of the portfolio holdings of the Fund:

	% of Net
	Assets	Value
COMMON STOCKS:
Internet Content & Information	18.4%	$224,031,119
Credit Services	10.1	123,217,302
Information Technology Services	8.3	100,941,202
Biotechnology	7.3	89,057,725
Leisure	5.9	72,278,548
Footwear & Accessories	5.7	69,625,202
Restaurants	5.5	67,406,754
Apparel Stores	4.9	59,857,565
Software Application	4.9	59,770,614
Business Services	4.6	55,783,086
Software Infrastructure	4.6	55,344,817
Packaged Foods	4.2	50,731,636
Consumer Electronics	4.0	47,989,611
Specialty Retail	4.0	48,349,152
Discount Stores	3.0	36,634,005
Medical Devices	1.7	20,895,916
Other Assets In Excess of Liabilities	2.9	35,106,688

NET ASSETS	100.0%	$1,217,020,942

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

7

POLEN GROWTH FUND

Portfolio of Investments

October 31, 2016

(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS — 97.1%
Apparel Stores — 4.9%
TJX Cos., Inc. (The)	811,628	$59,857,565

Biotechnology — 7.3%
Celgene Corp.*	487,017	49,763,397
Regeneron Pharmaceuticals, Inc.*	113,890	39,294,328

		89,057,725

Business Services — 4.6%
Automatic Data Processing, Inc.	640,743	55,783,086

Consumer Electronics — 4.0%
Apple, Inc.	422,667	47,989,611

Credit Services — 10.1%
Mastercard, Inc., Class A	244,938	26,213,265
Visa, Inc., Class A	1,175,664	97,004,037

		123,217,302

Discount Stores — 3.0%
Dollar General Corp.	530,236	36,634,005

Footwear & Accessories — 5.7%
NIKE, Inc., Class B	1,387,509	69,625,202

Information Technology Services — 8.3%
Accenture PLC, Class A	538,292	62,571,062
Gartner, Inc.*	445,957	38,370,140

		100,941,202

Internet Content & Information — 18.4%
Alphabet, Inc., Class A*	70,070	56,749,693
Alphabet, Inc., Class C*	103,675	81,337,184
Facebook, Inc., Class A*	656,113	85,944,242

		224,031,119

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Leisure — 5.9%
Priceline Group, Inc. (The)*	49,028	$72,278,548

Medical Devices — 1.7%
Align Technology, Inc.*	243,202	20,895,916

Packaged Foods — 4.2%
Nestle SA, SP ADR	698,350	50,731,636

Restaurants — 5.5%
Starbucks Corp.	1,270,148	67,406,754

Software Application — 4.9%
Adobe Systems, Inc.*	555,954	59,770,614

Software Infrastructure — 4.6%
Oracle Corp.	1,440,521	55,344,817

Specialty Retail — 4.0%
O’Reilly Automotive, Inc.*	182,836	48,349,152

TOTAL COMMON STOCKS (Cost $1,025,180,067)		1,181,914,254

TOTAL INVESTMENTS - 97.1% (Cost $1,025,180,067)		1,181,914,254
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.9%		35,106,688

NET ASSETS - 100.0%		$1,217,020,942

* Non-income producing.
PLC	Public Limited Corporation
SP ADR	Sponsored American Depository Receipt

The accompanying notes are an integral part of the financial statements.

8

POLEN GLOBAL GROWTH FUND

Portfolio Holdings Summary Table

October 31, 2016

(Unaudited)

The following table presents a summary by industry of the portfolio holdings of the Fund:

	% of Net
	Assets	Value
COMMON STOCKS:
Internet Software & Services	19.5%	$3,000,612
Information Technology Services	15.8	2,423,828
Specialty Retail	7.6	1,164,926
Biotechnology	6.5	1,005,343
Software	5.9	904,089
Health Care Equipment & Supplies	4.7	724,777
Food Products	4.7	718,540
Textiles, Apparel & Luxury Goods	4.2	639,193
Hotels, Restaurants & Leisure	4.0	615,081
Insurance	3.6	544,801
Internet & Direct Marketing Retail	2.8	431,949
Household Products	2.5	379,583
Technology Hardware, Storage & Peripherals	2.2	341,869
Professional Services	2.1	315,759
Trading Companies & Distributors	2.0	311,840
Pharmaceuticals	1.2	179,726
Other Assets In Excess of Liabilities	10.7	1,641,304

NET ASSETS	100.0%	$15,343,220

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

9

POLEN GLOBAL GROWTH FUND

Portfolio of Investments

October 31, 2016

(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS — 89.3%
Australia — 2.4%
CSL, Ltd.	4,738	$361,536

Cayman Islands — 7.3%
Alibaba Group Holding, Ltd., SP ADR*	4,123	419,268
Tencent Holdings, Ltd.	26,500	702,312

		1,121,580

China — 2.1%
Baidu, Inc., SP ADR*	1,805	319,232

Denmark — 1.2%
Novo Nordisk A/S, SP ADR	5,057	179,726

France — 2.7%
Essilor International SA	3,662	411,513

Hong Kong — 3.5%
AIA Group, Ltd.	86,600	544,801

Ireland — 4.0%
Accenture PLC, Class A	5,280	613,747

Israel — 2.5%
Check Point Software Technologies, Ltd.*	4,533	383,311

Switzerland — 6.7%
Nestle SA, Registered Shares	9,909	718,540
SGS SA, Registered Shares	156	315,759

		1,034,299

United Kingdom — 2.5%
Reckitt Benckiser Group PLC	4,243	379,583

United States — 54.4%
Adobe Systems, Inc.*	4,844	520,778

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
United States — (Continued)
Align Technology, Inc.*	3,646	$313,264
Alphabet, Inc., Class C*	1,158	908,256
Apple, Inc.	3,011	341,869
Automatic Data Processing, Inc.	5,363	466,903
Celgene Corp.*	2,394	244,619
Facebook, Inc., Class A*	4,974	651,544
Fastenal Co.	8,000	311,840
Mastercard, Inc., Class A	4,595	491,757
NIKE, Inc., Class B	12,738	639,193
O’Reilly Automotive, Inc.*	2,448	647,349
Priceline Group, Inc. (The)*	293	431,949
Regeneron Pharmaceuticals, Inc.*	1,157	399,188
Starbucks Corp.	11,590	615,081
TJX Cos, Inc. (The)	7,018	517,577
Visa, Inc., Class A	10,319	851,421

		8,352,588

TOTAL COMMON STOCKS (Cost $12,954,061)		13,701,916

TOTAL INVESTMENTS - 89.3% (Cost $12,954,061)		13,701,916
OTHER ASSETS IN EXCESS OF LIABILITIES - 10.7%		1,641,304

NET ASSETS - 100.0%		$15,343,220

* Non-income producing.
PLC	Public Limited Corporation
SP ADR	Sponsored American Depository Receipt

The accompanying notes are an integral part of the financial statements.

10

POLEN GROWTH FUNDS

Statements of Assets and Liabilities

October 31, 2016

(Unaudited)

	Polen Growth	Polen Global
	Fund	Growth Fund
Assets
Investments, at value (Cost $1,025,180,067 and $12,954,061, respectively)	$1,181,914,254	$13,701,916
Cash	34,770,777	1,704,260
Receivable for investments sold	856,186	—
Receivable for capital shares sold	5,042,202	14,430
Dividends and interest receivable	697,377	17,497
Receivable from Investment Adviser	—	9,688
Prepaid expenses and other assets	178,263	27,982

Total assets	1,223,459,059	15,475,773

Liabilities
Payable for capital shares redeemed	3,913,984	24,840
Payable to Investment Advisor	865,472	—
Payable for investments purchased	339,209	1,100
Payable for administration and accounting fees	192,445	22,621
Payable for distribution fees	21,946	162
Payable for transfer agent fees	15,677	25,410
Payable for audit fees	13,401	13,357
Payable for custodian fees	6,790	29,847
Payable for printing fees	443	6,812
Payable for legal fees	710	2,939
Payable for Trustees and Officers	—	2,918
Accrued expenses	1,068,040	2,547

Total liabilities	6,438,117	132,553

Net Assets	$1,217,020,942	$15,343,220

Net Assets Consisted of:
Capital stock, $0.01 par value	$632,862	$14,091
Paid-in capital	1,062,786,539	14,645,161
Accumulated net investment income/(loss)	(2,202,742)	(27,919)
Accumulated net realized gain/(loss) from investments and foreign currency transactions	(929,904)	(35,802)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currency	156,734,187	747,689

Net Assets	$1,217,020,942	$15,343,220

Institutional Class:
Net asset value, offering and redemption price per share ($1,115,490,591 / 57,944,019 shares) and ($14,582,494 / 1,338,955 shares)	$19.25	$10.89

Investor Class:
Net asset value, offering and redemption price per share ($101,530,351 / 5,342,225 shares) and ($760,726 / 70,123 shares)	$19.01	$10.85

The accompanying notes are an integral part of the financial statements.

11

POLEN GROWTH FUNDS

Statements of Operations

For the Six Months Ended October 31, 2016

(Unaudited)

	Polen Growth	Polen Global
	Fund	Growth Fund
Investment Income
Dividends	$3,869,848	$57,654
Interest	1,517	108
Less: foreign taxes withheld	(5,216)	(846)

Total investment income	3,866,149	56,916

Expenses
Advisory fees (Note 2)	5,917,269	63,857
Transfer agent fees (Note 2)	407,022	57,822
Administration and accounting fees	302,385	36,531
Distribution fees (Investor Shares) (Note 2)	151,622	826
Custodian fees (Note 2)	56,016	24,562
Trustees’ and officers’ fees (Note 2)	34,275	1,565
Registration and filing fees	32,808	14,033
Legal fees	24,446	372
Printing and shareholder reporting fees	22,875	3,056
Audit fees	13,607	14,710
Other expenses	58,346	7,205

Total expenses before waivers and reimbursements	7,020,671	224,539

Less: waivers and reimbursements (Note 2)	(951,780)	(141,073)

Net expenses after waivers and reimbursements	6,068,891	83,466

Net investment loss	(2,202,742)	(26,550)

Net realized and unrealized gain/(loss) from investments
Net realized gain from investments	1,484,682	75,173
Net realized loss from foreign currency transactions	—	(2,055)
Net change in unrealized appreciation/(depreciation) on investments	19,082,734	253,144
Net change in unrealized appreciation/(depreciation) on foreign currency translations	—	(284)

Net realized and unrealized gain on investments	20,567,416	325,978

Net increase in net assets resulting from operations	$18,364,674	$299,428

The accompanying notes are an integral part of the financial statements.

12

POLEN GROWTH FUND

Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	October 31, 2016	Year Ended
	(Unaudited)	April 30, 2016
Increase/(Decrease) in Net Assets from Operations:
Net investment income	$(2,202,742)	$103,366
Net realized gain from investments	1,484,682	2,970,260
Net change in unrealized appreciation/(depreciation) on investments	19,082,734	31,589,463

Net increase in net assets resulting from operations	18,364,674	34,663,089

Less Dividends and Distributions to Shareholders from:
Net realized capital gains:
Institutional Class	—	(27,326,452)
Investor Class	—	(4,427,516)

Total net realized capital gains	—	(31,753,968)

Net decrease in net assets from dividends and distributions to shareholders	—	(31,753,968)

Increase in Net Assets Derived from Capital Share Transactions (Note 4)	88,076,737	701,406,937

Total increase in net assets	106,441,411	704,316,058

Net assets
Beginning of period	1,110,579,531	406,263,473

End of period	$1,217,020,942	$1,110,579,531

Accumulated net investment loss, end of period	$(2,202,742)	$—

The accompanying notes are an integral part of the financial statements.

13

POLEN GLOBAL GROWTH FUND

Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	October 31, 2016	Year Ended
	(Unaudited)	April 30, 2016
Increase/(Decrease) in Net Assets from Operations:
Net investment loss	$(26,550)	$(1,147)
Net realized gain/(loss) from investments and foreign currency transactions	73,118	(111,703)
Net change in unrealized appreciation on investments	252,860	413,461

Net increase in net assets resulting from operations	299,428	300,611

Less Dividends and Distributions to Shareholders from:
Net investment income:
Institutional Class	—	(8,435)
Investor Class	—	(64)

Total net investment income	—	(8,499)

Net decrease in net assets from dividends and distributions to shareholders	—	(8,499)

Increase in Net Assets Derived from Capital Share Transactions (Note 4)	1,038,413	10,637,704

Total increase in net assets	1,337,841	10,929,816

Net assets
Beginning of period	14,005,379	3,075,563

End of period	$15,343,220	$14,005,379

Accumulated net investment loss, end of period	$(27,919)	$(1,369)

The accompanying notes are an integral part of the financial statements.

14

POLEN GROWTH FUND

Financial Highlights

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	October 31, 2016		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		April 30, 2016	April 30, 2015	April 30, 2014	April 30, 2013	April 30, 2012
Per Share Operating Performance
Net asset value, beginning of period	$18.92		$18.29	$16.45	$14.17	$13.79	$12.10

Net investment income/(loss)(1)	(0.03)		0.01	0.02	0.03	0.03	— (2)
Net realized and unrealized gain on investments	0.36		1.45	3.09	2.48	0.40	1.68

Net increase in net assets resulting from operations	0.33		1.46	3.11	2.51	0.43	1.68

Dividends and distributions to shareholders from:
Net investment income	—		—	(0.02)	(0.04)	—	—
Net realized capital gains	—		(0.83)	(1.25)	(0.20)	(0.06)	— (2)

Total dividends and distributions to shareholders	—		(0.83)	(1.27)	(0.24)	(0.06)	—

Redemption fees	—	(2)	— (2)	— (2)	0.01	0.01	0.01

Net asset value, end of period	$19.25		$18.92	$18.29	$16.45	$14.17	$13.79

Total investment return(3)	1.74%		7.86%	19.17%	17.84%	3.19%	13.97%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,115,491		$959,962	$376,718	$252,108	$294,408	$215,387
Ratio of expenses to average net assets	1.00	%(4)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets without waivers and expense reimbursements(5)	1.16	%(4)	1.17%	1.25%	1.27%	1.26%	1.44%
Ratio of net investment income/(loss) to average net assets	(0.35	)%(4)	0.04%	0.10%	0.17%	0.24%	(0.01)%
Portfolio turnover rate	4.73	%(6)	9.13%	33.44%	39.52%	51.04%	35.48%

(1)	The selected per share data was calculated using the average shares outstanding method for the year.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

15

POLEN GROWTH FUND

Financial Highlights

Contained below is per share operating performance data for Investor Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Investor Class
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	October 31, 2016		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		April 30, 2016	April 30, 2015	April 30, 2014	April 30, 2013	April 30, 2012
Per Share Operating Performance
Net asset value, beginning of period	$18.70		$18.14	$16.35	$14.09	$13.74	$12.09

Net investment loss(1)	(0.06)		(0.04)	(0.02)	(0.01)	— (2)	(0.03)
Net realized and unrealized gain on investments	0.37		1.43	3.06	2.47	0.40	1.67

Net increase in net assets resulting from operations	0.31		1.39	3.04	2.46	0.40	1.64

Dividends and distributions to shareholders from:
Net investment income	—		—	—	(0.01)	—	—
Net realized capital gains	—		(0.83)	(1.25)	(0.20)	(0.06)	— (2)

Total dividends and distributions to shareholders	—		(0.83)	(1.25)	(0.21)	(0.06)	—

Redemption fees	—	(2)	— (2)	— (2)	0.01	0.01	0.01

Net asset value, end of period	$19.01		$18.70	$18.14	$16.35	$14.09	$13.74

Total investment return(3)	1.66%		7.54%	18.87%	17.59%	2.98%	13.65%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$101,530		$150,617	$29,545	$79,433	$100,859	$101,396
Ratio of expenses to average net assets	1.25	%(4)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of expenses to average net assets without waivers and expense reimbursements(5)	1.41	%(4)	1.42%	1.50%	1.52%	1.51%	1.74%
Ratio of net investment loss to average net assets	(0.60	)%(4)	(0.21)%	(0.14)%	(0.08)%	(0.01)%	(0.26)%
Portfolio turnover rate	4.73	%(6)	9.13%	33.44%	39.52%	51.04%	35.48%

(1)	The selected per share data was calculated using the average shares outstanding method for the year.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

16

POLEN GLOBAL GROWTH FUND

Financial Highlights

Contained below is per share operating performance data for each Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the
	Six Months Ended		For the	For the Period
	October 31, 2016		Year Ended	December 30, 2014*
	(Unaudited)		April 30, 2016	to April 30, 2015
Per Share Operating Performance
Net asset value, beginning of period	$10.67		$10.29	$10.00

Net investment income/(loss)(1)	(0.02)		— (2)	0.02
Net realized and unrealized gain on investments	0.24		0.39	0.27

Net increase in net assets resulting from operations	0.22		0.39	0.29

Dividends and distributions to shareholders from:
Net investment income	—		(0.01)	—

Total dividends and distributions to shareholders	—		(0.01)	—

Redemption fees	—	(2)	— (2)	—

Net asset value, end of period	$10.89		$10.67	$10.29

Total investment return(3)	2.06%		3.78%	2.90%

Ratio/Supplemental Data
Net assets, end of period (in thousands)	$14,582		$13,483	$3,076
Ratio of expenses to average net assets	1.10	%(4)	1.10%	1.10	%(4)
Ratio of expenses to average net assets without waivers and expense reimbursements(5)	2.98	%(4)	3.63%	9.78	%(4)
Ratio of net investment income/(loss) to average net assets	(0.34	)%(4)	(0.01)%	0.47	%(4)
Portfolio turnover rate	6.71	%(6)	6.99%	—

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

17

POLEN GLOBAL GROWTH FUND

Financial Highlights

Contained below is per share operating performance data for Investor Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Investor Class
	For the
	Six Months Ended		For the Period
	October 31, 2016		July 6, 2015*
	(Unaudited)		to April 30, 2016
Per Share Operating Performance
Net asset value, beginning of period	$10.64		$10.32

Net investment income/(loss)(1)	(0.03)		— (2)
Net realized and unrealized gain on investments	0.24		0.32

Net increase in net assets resulting from operations	0.21		0.32

Dividends and distributions to shareholders from:
Net investment income	—	(2)	— (2)

Redemption fees	—	(2)	— (2)

Net asset value, end of period	$10.85		$10.64

Total investment return(3)	1.97%		3.13%

Ratio/Supplemental Data
Net assets, end of period (in thousands)	$761		$523
Ratio of expenses to average net assets(4)	1.35%		1.35%
Ratio of expenses to average net assets without waivers and expense reimbursements(4)(5)	3.21%		3.51%
Ratio of net investment loss to average net assets(4)	(0.59)%		(0.06)%
Portfolio turnover rate	6.71	%(6)	6.99%

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

18

POLEN GROWTH FUNDS

Notes to Financial Statements

October 31, 2016

(Unaudited)

1. Organization and Significant Accounting Policies

The Polen Growth Fund and the Polen Global Growth Fund (the “Funds”) are non-diversified, open-end management investment companies registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), which commenced investment operations on September 15, 2010 and December 30, 2014, respectively. The Funds are separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Funds offer two separate classes of shares, Investor Class (formerly Retail Class) and Institutional Class.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation — The Funds’ net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements —The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

19

POLEN GROWTH FUNDS

Notes to Financial Statements

October 31, 2016

(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following is a summary of the inputs used, as of October 31, 2016, in valuing the Funds’ investments carried at fair value:

Level 2
			Other	Level 3
	Total Value	Level 1	Significant	Significant
	at	Quoted	Observable	Unobservable
Funds	10/31/16	Price	Inputs	Inputs
Polen Growth Fund
Investments in Securities*	$1,181,914,254	$1,181,914,254	$—	$—

20

POLEN GROWTH FUNDS

Notes to Financial Statements

October 31, 2016

(Unaudited)

			Level 2
			Other	Level 3
	Total Value	Level 1	Significant	Significant
	at	Quoted	Observable	Unobservable
Funds	10/31/16	Price	Inputs	Inputs
Polen Global Growth Fund
Australia	$361,536	$—	$361,536	$—
Cayman Islands	1,121,580	419,268	702,312	—
China	319,232	319,232	—	—
Denmark	179,726	179,726	—	—
France	411,513	—	411,513	—
Hong Kong	544,801	—	544,801	—
Ireland	613,747	613,747	—	—
Israel	383,311	383,311	—	—
Switzerland	1,034,299	—	1,034,299	—
United Kingdom	379,583	—	379,583	—
United States	8,352,588	8,352,588	—	—

Total	$13,701,916	$10,267,872	$3,434,044	$—

*	Please refer to Portfolio of Investments for details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts

21

POLEN GROWTH FUNDS

Notes to Financial Statements

October 31, 2016

(Unaudited)

and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to their net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Funds had an amount of total transfers during the reporting period that was meaningful in relation to their net assets as of the end of the reporting period.

For the six months ended October 31, 2016, there were no transfers between Levels 1, 2 and 3 for the Funds.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Distribution (12b-1) fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are generally allocated to each class of each Fund based upon the relative daily net assets of each class of each Fund. General expenses of the Trust are generally allocated to each Fund in proportion to its relative daily net assets. Expenses directly attributable to a particular Fund in the Trust are charged directly to that Fund. The Funds’ investment income, expenses (other than class-specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date. The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investment securities in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statement of Operations.

22

POLEN GROWTH FUNDS

Notes to Financial Statements

October 31, 2016

(Unaudited)

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and are recorded on ex-date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Funds’ intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Currency Risk — The Funds invest in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which the Funds may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Funds’ NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for the Funds is determined on the basis of U.S. dollars, the Funds may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Funds’ holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of the Funds’ holdings in foreign securities.

Foreign Securities Market Risk — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

23

POLEN GROWTH FUNDS

Notes to Financial Statements

October 31, 2016

(Unaudited)

2. Transactions with Related Parties and Other Service Providers

Polen Capital Management, LLC (“PCM” or the “Adviser”) serves as investment adviser to the Funds pursuant to an investment advisory agreement with the Trust. For its services, the Adviser is paid a monthly fee at the annual rate of 1.00% and 0.85% of the average daily net assets of the Polen Growth Fund and the Polen Global Growth Fund, respectively. The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Funds to the extent necessary to ensure that the Funds’ total operating expenses (excluding taxes, any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund” fees and expenses and brokerage commissions) do not exceed (on an annual basis) 1.00% of the Polen Growth Fund’s and 1.10% of the Polen Global Growth Fund’s, average daily net assets (the “Expense Limitations”). The Expense Limitations will remain in place until August 31, 2018 with respect to both Funds, unless the Board of Trustees approves its earlier termination. With regard to the Polen Global Growth Fund, the Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount. As of October 31, 2016, the amount of potential recovery was as follows:

		Expiration
	04/30/2018	04/30/2019	04/30/2020

Polen Global Growth Fund	$80,469	$211,741	$141,073

For the six months ended October 31, 2016, the Adviser waived fees of $951,780 and $141,073 for the Polen Growth Fund and Polen Global Growth Fund, respectively.

Other Service Providers

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Funds. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees. For providing transfer agency services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

24

POLEN GROWTH FUNDS

Notes to Financial Statements

October 31, 2016

(Unaudited)

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Funds.

The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for Investor Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Investor Shares plan, the Funds compensate the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% on an annualized basis of the average daily net assets of the Funds’ Investor Shares.

Trustees and Officers

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. The remuneration paid to the Trustees by the Funds during the six months ended October 31, 2016 was $51,016 and $652 for the Polen Growth Fund and Polen Global Growth Fund, respectively. An employee of BNY Mellon serves as an Officer of the Trust and is not compensated by the Funds or the Trust.

Effective June 1, 2016 and July 1, 2016, JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. JWFM is compensated for the services provided to the Trust. Until May 31, 2016 and June 30, 2016 certain employees of BNY Mellon served as Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. They were not compensated by the Trust or the Funds.

Freeh Group International Solutions, LLC provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer.

3. Investment in Securities

For the six months ended October 31, 2016, aggregate purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:

	Purchases	Sales
Polen Growth Fund	$152,376,461	$54,021,104
Polen Global Growth Fund	$1,813,443	$896,245

25

POLEN GROWTH FUNDS

Notes to Financial Statements

October 31, 2016

(Unaudited)

4. Capital Share Transactions

For the six months ended October 31, 2016 and the year ended April 30, 2016, transactions in capital shares (authorized shares unlimited) were as follows:

	Polen Growth Fund
	For the Six Months Ended October 31, 2016 (Unaudited)		For the Year Ended April 30, 2016
	Shares	Amount	Shares	Amount
Institutional Class
Sales	16,594,570	$319,718,161	37,345,762	$714,464,173
Reinvestments	—	—	1,214,971	23,655,483
Redemption Fees*	—	40,077	—	77,109
Redemptions	(9,396,212)	(180,842,351)	(8,408,355)	(159,371,801)

Net increase	7,198,358	$138,915,887	30,152,378	$578,824,964

Investor Class
Sales	1,400,466	$26,670,385	8,079,428	$153,470,981
Reinvestments	—	—	227,559	4,382,791
Redemption Fees*	—	4,770	—	11,271
Redemptions	(4,113,068)	(77,514,305)	(1,881,323)	(35,283,070)

Net increase/(decrease)	(2,712,602)	$(50,839,150)	6,425,664	$122,581,973

Total net increase	4,485,756	$88,076,737	36,578,042	$701,406,937

	Polen Global Growth Fund
	For the Six Months Ended October 31, 2016 (Unaudited)		For the Year Ended April 30, 2016
	Shares	Amount	Shares	Amount
Institutional Class
Sales	147,622	$1,591,835	1,000,389	$10,474,716
Reinvestments	—	—	775	8,435
Redemption Fees*	—	2,893	—	814
Redemptions	(72,339)	(785,353)	(36,382)	(367,664)

Net increase	75,283	$809,375	964,782	$10,116,301

26

POLEN GROWTH FUNDS

Notes to Financial Statements

October 31, 2016

(Unaudited)

	Polen Global Growth Fund
	For the Six Months Ended October 31, 2016 (Unaudited)		For the Year Ended April 30, 2016
	Shares	Amount	Shares	Amount
Investor Class
Sales	26,716	$291,170	58,500	$618,275
Reinvestments	—	—	6	64
Redemption Fees*	—	127	—	23
Redemptions	(5,724)	(62,259)	(9,375)	(96,959)

Net increase	20,992	$229,038	49,131	$521,403

Total net increase	96,275	$1,038,413	1,013,913	$10,637,704

*

There is a 2.00% redemption fee that may be charged on shares redeemed within the first 60 days of their acquisition. The redemption fees are retained by the Funds for the benefit of the remaining shareholders and recorded as paid-in capital.

5. Federal Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the year ended April 30, 2016, the tax character of distributions paid by the Polen Growth Fund and the Polen Global Growth Fund were $103,365 and $8,499 of ordinary income dividends and $31,650,603 and $0 of long-term capital gains, respectively. Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

27

POLEN GROWTH FUNDS

Notes to Financial Statements

October 31, 2016

(Unaudited)

As of April 30, 2016 the components of distributable earnings on a tax basis were as follows:

					Qualified
	Capital Loss	Undistributed	Undistributed	Unrealized	Late Year
	Carryforward	Ordinary Income	Long-Term Gain	Appreciation	Loss Deferral
Polen Growth Fund	$—	$—	$—	$136,533,701	$(1,296,834)
Polen Global Growth Fund	$(54,052)	$—	$—	$452,690	$(14,098)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes.

As of October 31, 2016, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:

		Gross	Gross
	Federal	Unrealized	Unrealized	Net Unrealized
	Tax Cost*	Appreciation	Depreciation	Appreciation
Polen Growth Fund	$1,025,180,067	$176,416,880	$(19,682,693)	$156,734,187
Polen Global Growth Fund	12,954,061	1,241,278	(493,423)	747,855

*

Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain net capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year. For the year ended April 30, 2016, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until May 1, 2016. For the year ended April 30, 2016, the Polen Growth Fund had $1,296,834 net capital loss deferrals (comprised of long-term gain deferrals of $1,068,320 and short-term loss deferrals of $2,365,154). The Polen Global Growth Fund had $12,729 net capital deferrals (comprised of short-term loss deferrals of $12,729), and late-year ordinary loss deferrals of $1,369.

Accumulated capital losses represent net capital loss carryforwards as of April 30, 2016 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of April 30, 2016, the Polen Global Growth Fund had $54,052 of short-term loss carryforwards. The Polen Growth Fund did not have any capital loss carryforwards.

28

POLEN GROWTH FUNDS

Notes to Financial Statements (Concluded)

October 31, 2016

(Unaudited)

6. Subsequent Event

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

29

POLEN GROWTH FUNDS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 678-6024 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Advisory Agreement

At a meeting held on September 28-29, 2016 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the advisory agreement between Polen Capital Management (“Polen” or the “Advisor”) and the Trust (the “Polen Agreement”) on behalf of the Polen Growth Fund (the “Growth Fund”) and the Polen Global Growth Fund (the “Global Growth Fund,” and together with the Growth Fund, the “Polen Funds”). At the Meeting, the Board considered the continuation of the Polen Agreement with respect to the Polen Funds for an additional one year period.

In determining whether to approve the Polen Agreement, the Trustees considered information provided by the Advisor in accordance with Section 15(c) of the 1940 Act regarding: (i) services performed for the Polen Funds, (ii) the size and qualifications of their portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of the Polen Funds, (iv) investment performance, (v) the capitalization and financial condition of Polen, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Polen Funds and other clients, (viii) results of any regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on Polen’s ability to service the Polen Funds, (x) compliance with the Polen Funds’ investment objectives, policies and practices (including codes of ethics

30

POLEN GROWTH FUNDS

Other Information (Continued)

(Unaudited)

and proxy voting policies) and (xi) compliance with federal securities laws and other regulatory requirements. The Trustees noted the reports and discussions with portfolio managers as provided at the Board meetings throughout the year covering matters such as the relative performance of the Polen Funds; compliance with the investment objectives, policies, strategies and limitations for the Polen Funds; the compliance of management personnel with the applicable code of ethics; and the adherence to the Trust’s pricing procedures as established by the Board.

Representatives from Polen attended the Meeting both in person and via teleconference. The representatives discussed the firm’s history, performance and investment strategies in connection with the proposed approval of the Polen Agreement and answered questions from the Board.

Performance. The Trustees considered the investment performance for the Polen Growth Fund. The Trustees reviewed the historical performance charts for the year to date, one year, two year, three year, five year and since inception periods ended June 30, 2016 for (i) the Investor Class and Institutional Class shares of the Growth Fund; (ii) the Russell 1000® Growth Index (“Russell 1000 Index”); (iii) the S&P 500® Daily Reinvested Index (“S&P 500 Index”) and (iii) the Lipper Large Cap Growth Fund Index, the Growth Fund’s applicable Lipper index. The Trustees also received performance information for the Growth Fund as compared to the Growth Fund’s comparable separately managed account composite (gross of fees) for the one year, three year, five year and since inception periods ended July 31, 2016. The Trustees noted that both the Institutional Class shares and Investor Class shares of the Growth Fund had outperformed each of the Russell 1000 Index, the S&P 500 Index and the Lipper Large Cap Growth Fund category for the one year, two year and three year periods ended June 30, 2016. The Trustees further noted that the Institutional Class shares of the Growth Fund outperformed each of the Russell 1000 Index, the S&P 500 Index and the Lipper Large Cap Growth Fund Index for the since inception period ended June 30, 2016, outperformed the Lipper Large Cap Growth Fund Index and underperformed the Russell 1000 Index, the S&P 500 Index for the year to date period ended June 30, 2016 and outperformed the Russell 1000 Index and the Lipper Large Cap Growth Fund Index and underperformed the S&P 500 Index for the five year period ended June 30, 2016. With respect to the Growth Fund’s comparable separately managed account composite, the Trustees noted that the Growth Fund’s Institutional Class shares underperformed the gross returns of the composite for the one year, three year and five year periods ended July 31, 2016 and out performed for the since inception period ended July 31, 2016. The Trustees concluded that the performance of the Growth Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

The Trustees also reviewed the investment performance of the Global Growth Fund’s Institutional Class shares as compared to the Lipper Global Large Cap Growth Index, the Global Growth Fund’s applicable Lipper index, for the year to date, one year and since inception periods ended June 30, 2016 and the Investor Class shares as compared to the Lipper Global Large Cap Growth Index, the Global Growth Fund’s applicable Lipper index, for the year to date and since inception periods ended June 30, 2016.

31

POLEN GROWTH FUNDS

Other Information (Continued)

(Unaudited)

The Trustees also received performance information for the Global Growth Fund as compared to MSCI ACWI Index and the Global Growth Fund’s comparable separately managed account composite (gross of fees) for the one year and since inception periods ended July 31, 2016. The Trustees noted that both the Institutional Class shares and Investor Class shares of the Global Growth Fund had underperformed the Lipper Global Large Cap Growth Index for the year to date period ended June 30, 2016 and had outperformed for the since inception periods ended June 30, 2016. They further noted that Institutional Class shares of the Global Growth Fund outperformed the Lipper Global Large Cap Growth Index for the one year period ended June 30, 2016. The Trustees also noted that the Institutional Class shares of the Global Growth Fund had outperformed the MSCI ACWI Index for the one year and since inception periods as of July 31, 2016. With respect to the Global Growth Fund’s comparable separately managed account composite, the Trustees noted that the Global Growth Fund’s Institutional Class shares underperformed the gross returns of the composite for the one year and since inception periods ended July 31, 2016. The Trustees concluded that the performance of the Global Growth Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

Fees. The Trustees also noted that Polen had provided information regarding its advisory fees and an analysis of these fees in relation to the delivery of services to the Polen Funds and any other ancillary benefit resulting from Polen’s relationship with the Polen Funds. The Trustees considered the fees that Polen charges to its similarly managed accounts, and evaluated the explanations provided by Polen as to differences in fees charged to the Polen Funds and similarly managed accounts. The Trustees also reviewed a peer comparison of advisory fees and total expenses for the Polen Funds versus other similarly managed funds. The Trustees noted that the net total expense ratio of the Growth Fund’s Institutional Class and Investor Class shares were higher than the median of the net total expense ratio of funds with similar share classes in the applicable Lipper category. They further noted that the gross advisory fee for the Growth Fund was slightly higher than the median of the gross advisory fees for funds in the Lipper Large Cap Growth Fund category. They also noted that the net total expense ratio of the Global Growth Fund’s Institutional Class and Investor Class shares were each equal to the median of the net total expense ratio of funds with similar share classes in the applicable Lipper category. They noted that that the gross advisory fee for the Global Growth Fund was equal to the median of the gross advisory fees for funds in the Lipper Global Large Cap Growth Fund category with $250 million or less in assets. The Trustees concluded that the advisory fees and services provided by Polen are sufficiently consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Polen Funds based on the information provided at the Meeting.

Knowledge, experience, and qualifications. The Board considered the level and depth of knowledge of Polen, including the professional experience and qualifications of senior personnel. In evaluating the quality of services to be provided by Polen, the Board took into account its familiarity with Polen’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account Polen’s compliance policies and procedures and reports regarding Polen’s compliance

32

POLEN GROWTH FUNDS

Other Information (Concluded)

(Unaudited)

operations from the Trust’s CCO. The Board also considered any potential conflicts of interest that may arise in a portfolio manager’s management of the Polen Funds’ investments on the one hand, and the investments of other accounts, on the other. The Trustees reviewed the services provided to the Polen Funds by Polen and concluded that the nature, extent and quality of the services provided were appropriate and consistent with the terms of the Polen Agreement and New Polen Agreement, that the quality of the proposed services appeared to be consistent with industry norms and that the Polen Funds are likely to benefit from the continued provision of those services. They also concluded that Polen has sufficient personnel, with the appropriate education and experience, to serve the Polen Funds effectively and had demonstrated their ability to attract and retain qualified personnel.

Costs. The Trustees considered the costs of the services provided by Polen, the compensation and benefits received by Polen in providing services to the Growth Fund, as well as Polen’s profitability. The Trustees were provided with the audited financial statements of Polen for the years ended December 31, 2015 and December 31, 2014. The Trustees noted that Polen’s level of profitability is an appropriate factor to consider, and the Trustees should be satisfied that Polen’s profits are sufficient to continue as a healthy concern generally and as investment adviser of the Polen Funds specifically. The Trustees concluded that Polen’s fees derived from their relationship with the Trust, in light of the Polen Funds’ expenses, were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the overall expense ratios of the Polen Funds were reasonable, taking into account the projected growth and size of the Fund and the quality of services provided by Polen.

Economies of Scale. The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Growth Fund and Global Growth Fund grow and the New Polen Fund is expected to grow, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board noted that economies of scale may be achieved at higher asset levels for the Polen Funds for the benefit of fund shareholders but that, despite the existence of separate share classes, the advisory fee did not currently include breakpoint reductions as asset levels increase.

At the Meeting, the Trustees unanimously approved the Polen Agreement for an additional one year period and to approve the New Polen Agreement for an initial two year period. In voting to approve the continuation of the Polen Agreement and the New Polen Agreement, the Board considered all factors it deemed relevant and the information presented to the Board by Polen. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his or her own judgment. The Board determined that the continuation of the Polen Agreement and New Polen Agreement would be in the best interests of the Polen Funds and their shareholders.

33

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Investment Adviser

Polen Capital Management, LLC

1825 NW Corporate Blvd.

Suite 300

Boca Raton, FL 33431

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP 3000

Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

Polen Growth Fund

Polen Global Growth

Fund

of

FundVantage Trust

Institutional Class

Investor Class

SEMI-ANNUAL

REPORT

October 31, 2016

(Unaudited)

This report is submitted for the general information of the shareholders of the Polen Growth Fund and the Polen Global Growth Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Polen Growth Fund and the Polen Global Growth Fund.

POL-1016

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Semi-Annual Investment Adviser’s Report

October 31, 2016

(Unaudited)

Dear Fellow Shareholder:

It has been a challenging investment environment and a volatile period of performance for the Private Capital Management Value Fund (“the Fund”). An uncertain macroeconomic environment, punctuated by the British referendum to leave the European Union (“Brexit”) at the end of June, a surprisingly strong rebound during the 3rd quarter, followed by a dramatic pullback in October for small-cap stocks left the portfolio whipsawed but essentially unchanged for the period. For the six months ended October 31, 2016, the Fund’s Class I shares (VFPIX) declined by -1.08%, compared to the S&P 500® Index’s 4.06% gain and the small-cap Russell 2000® Index’s gain of 6.13%. As we have espoused in prior writings, the Fund’s portfolio is not constructed to perform in sync with markets over short periods of time. Recent results bear out this observation and we are encouraged by signs that market sentiment is improving for the Fund’s portfolio.

While we first-and-foremost are bottom-up stock pickers, we are also cognizant of the lessons of the last decade. Economic context matters a great deal; a portfolio constructed in opposition to broader macroeconomic forces is unlikely to succeed regardless of its discount to intrinsic value. To address this risk, our process is built to value corporate cash flows across a three-to-five year timeframe. This analytical discipline imposes the need for a forward-looking view on both the business and its underlying industry.

In keeping with this perspective, the Fund’s portfolio construction is focused principally within the health care, technology, industrial, consumer and financial sectors. While this constitutes a significant majority of the U.S. economy, we think it useful to revisit in some detail the logic of this prioritization. To start off, almost from the genesis of Private Capital Management (“PCM”) we have been attracted to the health care industry because its long-term growth is driven by an inevitability of demand, impelled by both demographics and innovation. Health care presents the patient investor windows of opportunity created by reimbursement “noise,” regulatory issues and other challenges that often can be bounded and discounted appropriately.

While the Fund’s exposure to the technology sector currently is lower than we would like, it has been gated to a large degree by two factors: change wrought by the cloud and extended valuations among the better positioned companies. Put simply, corporations are increasingly replacing premises-based, internally owned and operated IT infrastructure with Internet-based solutions delivered through a distributed computing network (the “cloud”). This trend has accelerated dramatically over the last several years as cloud technology has matured and corporations have come to believe that these solutions are as good, or in many instances better, than internally operated ones.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 568-1267. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

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PRIVATE CAPITAL MANAGEMENT VALUE FUND

Semi-Annual Investment Adviser’s Report (Continued)

October 31, 2016

(Unaudited)

Furthermore, the cloud offers substantially (often dramatically) lower total cost of ownership. Make no mistake about it; this tectonic shift is a profound threat to many incumbent technology vendors.

From the standpoint of underwriting new investment ideas in this area, the challenge is that valuations have increasingly bifurcated into what can be viewed as a Tale of Two Cities. Companies with significant exposure to legacy technologies are statistically cheap, but by necessity they are deploying capital internally and externally to extend their positions in the cloud. This presents considerable risks for value investors; since core cash flows are supported by a deteriorating position in legacy technologies, managements may end up destroying capital by overpaying for cloud-based acquisitions. On the other side of the equation, companies well positioned in the cloud are being awarded “bubble-esque” multiples that from our valuation perspective render them un-investible.

The Fund’s consumer sector exposure is quite diverse, ranging from traditional and specialty retailers to restaurant operators. Some have worked out noticeably well while others have struggled with the malaise afflicting the retail space generally. The upside is that valuations are attractive and acquirer interest is building.

Financials comprise the last significant cohort of the portfolio; performance in the sector has been uniformly good. Investments in brokerage and clearing firms are the exception rather than the rule for the Fund’s portfolio in that they are more tethered to the capital markets than the small banks and thrifts that otherwise typify our investment focus. The investment thesis for the banks and thrifts is straightforward: we collect well-managed, generally smaller but otherwise over-capitalized banking institutions with strong deposit franchises and demonstrably good lending practices (as evidenced by historical charge-off activity and the level of non-performing loans) located in geographically attractive areas. Provided that the statistics are attractive, we thoroughly vet each management team and evaluate whether we believe their operating and growth plans are appropriate, realistic and conservative. There are roughly five hundred publicly-traded institutions in the investible universe (as we define it), and most of these institutions have little, if any, research coverage. In addition, with market capitalizations often below $500 million, there is a limited universe of investors willing to even consider these assets. As you can imagine, this creates a wonderful analytical vacuum. Value is realized either through steady, predictable value accretion for the institution, or as often as not, an acquisition by a larger industry operator. There is another element of the upside case with small banks that should be understood. When interest rates ultimately do rise profitability will expand rapidly due to widening net interest margins. Accordingly, these investments offer a natural hedge against the market volatility that is likely to surround the Federal Reserve’s tightening cycle.

In the eyes of many people, the world has become a different place given the results of the recent election. As you will be receiving this update near year-end, and even though these comments are post the October reporting period, it seems appropriate to speak on the challenges and opportunities that we see flowing from the election of Donald Trump.

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PRIVATE CAPITAL MANAGEMENT VALUE FUND

Semi-Annual Investment Adviser’s Report (Continued)

October 31, 2016

(Unaudited)

It has been well noted how financial markets worldwide sold off sharply when it first became apparent that Donald Trump would win the election. It has been equally well noted how quickly U.S. markets reversed course and spurted to all-time highs. Our explanation is straightforward – the major “risk” associated with a Trump administration maps directly to the man’s penchant for capricious comments and potentially unpredictable behavior. We believe the major “reward” is likely to be economic policies that inject more fiscal stimulus into the economy, particularly in the short-run, than those proposed by and associated with former Secretary of State Hillary Clinton. The latter was a proponent of higher personal income taxes, neutral to negative on corporate tax relief and likely to increase the regulatory burden on business. In fairness, infrastructure investment was an area of common ground between Clinton and Trump and this should continue to be a point of agreement between Republicans and Democrats in the months to come. In our opinion, tax rates are likely to be reduced at both the corporate and personal level and – of potentially great import to domestic investment and economic growth – we are likely to see a tax-advantaged mechanism to encourage or drive an at least partial repatriation of the two trillion dollars of cash held overseas by American companies.

Albeit beneficial in itself, discounted repatriation might be significantly more impactful if it were tied to the in-sourcing of manufacturing capacity or other job-creating activities that could have a long-tailed positive impact on the economy. At the same time, reducing the corporate tax rate to levels comparable to our foreign competition could substantially eliminate the need and/or desire for our corporations to move overseas. We never understood the logic behind the Obama administration’s unwillingness to address this problem in a fashion that enhanced the worldwide competitive position of American corporations.

Investors and the economy may also stand to benefit from an improved regulatory climate under President Trump. The debate around the proper level of corporate regulation – and the apparently intractable difference between Republican and Democratic perspectives – can easily reach religious dimensions. It is fair for Democrats to argue that excessive deregulation of the financial sector instigated the Great Recession. It also is fair to note that it was the community-based lending requirements promulgated by the Clinton administration that created the regulatory flight path to that outcome. In hindsight two simple regulations – the requirement for a borrower to make a significant down-payment (say 20%) and the requirement for the originating lender to retain ownership of the loan (for say two years minimally) – could have prevented the entire disaster.

Unfortunately, the Democratic response to under-regulation often has been over-regulation. For the financial sector, this has translated into myriad rules, line-of-business prohibitions and elevated capital requirements. One consequence is that many smaller banks have chosen to limit their growth so they do not reach the “magic” asset size threshold where their regulatory burden increases in a quantum fashion. The downside for the economy is straightforward: banks manage their size on one hand by seeking (or not seeking) deposits; i.e., paying more (or less) to their depositors and, on the other hand, by making (or not making) loans; i.e., loosening or tightening lending standards. Larger institutions, faced with higher capital requirements and other regulatory handcuffs, now have structurally reduced balance sheet capacity to deploy into

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Semi-Annual Investment Adviser’s Report (Continued)

October 31, 2016

(Unaudited)

loans. This reality exacerbates the cliché that commercial banks now are willing to lend to anyone, as long as you really do not need the money. In our view, while it is important for regulators to enforce the safety and soundness of our banking system, a determination to micro-manage the financial sector and (for lack of a better term) punish it for the sins of the past, has restrained liquidity and impeded the economic recovery. We expect this situation to change for the better under President Trump.

From a more macroeconomic perspective, we think that the combination of tax cuts, capital repatriation, direct government investment (read “infrastructure spending”) and a more benign regulatory/business-friendly environment are likely to meaningfully improve U.S. economic growth – particularly so if Trump accomplishes this without fostering excessive enmity with our trading partners. From a stock market perspective, this outcome should be very beneficial for “value” oriented stocks and is likely to be negative for the high growth, high price/earning (P/E) multiple equities that have led the market through much of the last five years. We think it is important to flesh out the reasons why we believe this to be true, lest you question whether we are substituting marketing for good sense.

Value stocks have struggled versus growth stocks for much of the last five years. Given on-and-off worries over the sustainability of our economic recovery, many investors have been willing to pay a large premium – often far in excess of intrinsic value – for companies that demonstrated predictable growth. On the value side of the equation, we have been (and remain) convinced there are excellent opportunities available in the market; however, delivering steady investment performance has proven challenging.

This uneven performance has resulted in a portfolio that is in our opinion, acutely undervalued. A choppy and uncertain worldwide economy has made it more difficult to realize the fundamental worth of many value stocks because investors have been more concerned with downside risk than with valuation or upside potential. To state the obvious, it has been much easier to “pay up” for predictable growth than to ride the roller-coaster of deep value. To our eye as value investors, this has created opportunity. On your end, as the investor, it has required much more patience, perseverance and faith than we ever imagined. The good news is that recent events make us even more confident that our analysis will be vindicated.

To be clear – we are not suggesting that a Trump presidency represents an investment panacea or that he has some magic alchemy to “Make America Great Again” overnight. The U.S. economy has been steadily gaining momentum for several years, wage growth is improving and unemployment (if one accepts the government’s calculation) has dropped below 5%. We previously have argued that the first 150 to 200 basis points of tightening by the Federal Reserve should be celebrated rather than feared because it represents the elimination of excessively stimulative (read emergency) monetary policy and the normalization of the U.S. economy. Based on Federal Reserve Chair Janet Yellen’s most recent testimony before Congress, we have every reason to expect a 25 basis point hike in short rates in mid-December. This would speak positively to the current strength of the economy and the belief (at least within the Fed) that Trump’s election is not a harbinger of doom.

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PRIVATE CAPITAL MANAGEMENT VALUE FUND

Semi-Annual Investment Adviser’s Report (Concluded)

October 31, 2016

(Unaudited)

While it is impossible for us to know precisely what policies the administration will pursue – as Trump’s proposals have been light on specifics – one would have to suspend disbelief to expect anything less than a massive jolt of fiscal stimulus, most likely coming from both tax cuts and increased spending. Just as President Obama was able to drive through the Affordable Care Act (“Obamacare”) immediately after he was first elected, the Republicans well understand that they must deliver quickly and decisively for the electorate that gave them complete control of government.

Fiscal stimulus coupled with regulatory relief and monetary policy that remains extraordinarily accommodative by any historical standard will likely help an improving economy grow faster. We believe that this will benefit the operating fundamentals for most of our portfolio companies, with special mention going to the financial, industrial, consumer-oriented and technology sectors. Of additional import, we believe that the combination of an accelerating economic context along with the relative and absolute undervaluation of value-oriented equities bodes well for the Fund’s portfolio as it is now constructed.

We appreciate your continued support.

Private Capital Management

Mutual fund investing involves risk and it is possible to lose money by investing in a fund. The Fund is non-diversified and may invest a larger portion of its assets in the securities of a single issuer than a more diversified fund causing its value to fluctuate more widely. The Fund may engage in strategies that are considered risky or invest in stocks of companies that are undervalued which may cause greater volatility and less liquidity. The above commentary is for informational purposes only and investors should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. This report is not authorized for distribution unless preceded or accompanied by a current prospectus for the Private Capital Management Value Fund. The prospectus contains this and other important information about the Fund. Read it carefully before investing.

Shares of the Private Capital Management Value Fund are distributed by Foreside Funds Distributors LLC, not an adviser affiliate.

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended October 31, 2016 and reflects the views of the investment adviser at the time of this writing. Of course, these views may change and do not guarantee the future performance of the Fund or the markets.

Portfolio composition is subject to change. The current and future portfolio holdings of the Fund are subject to investment risks.

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PRIVATE CAPITAL MANAGEMENT VALUE FUND

Semi-Annual Investment Adviser’s Report

Performance Data

October 31, 2016

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2016
	Six Months†	1 Year	3 Years	5 Years	10 Years
Class A (with sales charge)*	-6.16%	-11.11%	-0.28%	7.29%	2.70%
Class A (without sales charge)	-1.24%	-6.40%	1.44%	8.40%	2.70%
S&P 500® Index*	4.06%	4.51%	8.84%	13.57%	6.70%
Russell 2000® Index	6.13%	4.11%	4.12%	11.51%	5.96%

†	Not Annualized.

*On May 28, 2010, a corporate defined contribution plan account (the “Predecessor Account”) was converted into Class I shares of the Fund. Performance shown for the periods prior to May 28, 2010, is the performance of the Class I shares and represents the performance of the Predecessor Account adjusted to reflect the fees and expenses applicable to Class I shares on May 28, 2010. Performance shown prior to May 28, 2010, has not been adjusted to reflect the fees and expenses of Class A shares. Performance shown for Class A shares for the period from May 28, 2010 to October 6, 2010 (commencement of operations of Class A shares) is the performance of Class I shares adjusted to reflect the fees and expenses applicable to Class A shares. If the Predecessor Account performance was adjusted to reflect the fees and expenses of Class A shares the performance shown would be lower. The Predecessor Account was not registered as a mutual fund under the Investment Company Act of 1940, as amended (“1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and Internal Revenue Code of 1986, as amended. If the Predecessor Account had been registered under the 1940 Act its performance may have been different.

Class A shares of the Fund have a 5.00% maximum sales charge.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 568-1267. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Class A shares total annual gross and net operating expense ratios are 1.54% and 1.25%, respectively, of the Fund’s average daily net assets. These ratios are stated in the current prospectus dated September 1, 2016, and may differ from the actual expenses incurred by the Fund for the period covered by this report. Private Capital Management, LLC (the “Adviser”), has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses excluding taxes, any class-specific fees and expenses (such as Rule 12b-1 distribution fees, shareholder service fees, or transfer agency fees), “Acquired Fund” fees and expenses, interest, extraordinary items and brokerage commissions do not exceed 1.00% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). This agreement will terminate on August 31, 2017, unless the Board of Trustees of FundVantage Trust approves an earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual Fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount. Total return would be lower had such fees and expenses not been waived and/or reimbursed.

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PRIVATE CAPITAL MANAGEMENT VALUE FUND

Semi-Annual Investment Adviser’s Report

Performance Data (Continued)

October 31, 2016

(Unaudited)

A 2.00% redemption fee applies to shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above.

The Fund intends to evaluate performance as compared to that of Standard & Poor’s 500® Composite Stock Price Index (“S&P 500® Index”) and the Russell 2000® Index. The S&P 500® Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. The Russell 2000® Index is an unmanaged index measuring the performance of the 2,000 smallest companies in the Russell 3000® Index, which is made up of 3,000 of the biggest U.S. stocks. It is impossible to invest directly in an index.

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PRIVATE CAPITAL MANAGEMENT VALUE FUND

Semi-Annual Investment Adviser’s Report

Performance Data (Continued)

October 31, 2016

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2016
	Six Months†	1 Year	3 Years	5 Years	10 Years
Class I*	-1.08%	-6.13%	1.71%	8.67%	2.86%
S&P 500® Index	4.06%	4.51%	8.84%	13.57%	6.70%
Russell 2000® Index	6.13%	4.11%	4.12%	11.51%	5.96%

†	Not Annualized.

*

Performance shown for the period from October 31, 2006 to May 28, 2010 is the performance of a corporate defined contribution plan account (the “Predecessor Account”), which transferred its assets to the Fund in connection with the Fund’s commencement of operations on May 28, 2010. Performance from May 28, 2010 to October 31, 2016 is from the performance of the Class I Shares. The Predecessor Account was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended. If the Predecessor Account had been registered under the 1940 Act, its performance may have been different.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 568-1267. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Class I shares total annual gross and net operating expense ratios are 1.29% and 1.00%, respectively, of the Fund’s average daily net assets. These ratios are stated in the current prospectus dated September 1, 2016, and may differ from the actual expenses incurred by the Fund for the period covered by this report. Private Capital Management, LLC (the “Adviser”), has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses excluding taxes, any class-specific fees and expenses (such as Rule 12b-1 distribution fees, shareholder service fees, or transfer agency fees), “Acquired Fund” fees and expenses, interest, extraordinary items and brokerage commissions) do not exceed 1.00% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). This agreement will terminate on August 31, 2017, unless the Board of Trustees of FundVantage Trust approves an earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual Fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount. Total return would be lower had such fees and expenses not been waived and/or reimbursed.

A 2.00% redemption fee applies to shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above.

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PRIVATE CAPITAL MANAGEMENT VALUE FUND

Semi-Annual Investment Adviser’s Report

Performance Data (Concluded)

October 31, 2016

(Unaudited)

The Fund intends to evaluate performance as compared to that of Standard & Poor’s 500® Composite Stock Price Index (“S&P 500® Index”) and the Russell 2000® Index. The S&P 500® Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. The Russell 2000® Index is an unmanaged index measuring the performance of the 2,000 smallest companies in the Russell 3000® Index, which is made up of 3,000 of the biggest U.S. stocks. It is impossible to invest directly in an index.

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PRIVATE CAPITAL MANAGEMENT VALUE FUND

Fund Expense Disclosure

October 31, 2016

(Unaudited)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees, if any, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from May 1, 2016, through October 31, 2016 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), if any, and redemption fees. Therefore, each hypothetical line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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PRIVATE CAPITAL MANAGEMENT VALUE FUND

Fund Expense Disclosure (Concluded)

October 31, 2016

(Unaudited)

	Private Capital Management Value Fund
	Beginning Account Value May 1, 2016	Ending Account Value October 31, 2016	Expenses Paid During Period*
Class A
Actual	$1,000.00	$ 987.60	$6.26
Hypothetical (5% return before expenses)	1,000.00	1,018.90	6.36
Class I
Actual	$1,000.00	$ 989.20	$5.01
Hypothetical (5% return before expenses)	1,000.00	1,020.16	5.09

*

Expenses are equal to an annualized expenses ratio for the six-month period ended October 31, 2016 of 1.25% and 1.00% for Class A and Class I Shares, respectively, for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Fund’s ending account values on the first line in each table are based on the actual six-month total return for the Fund of (1.24)% and (1.08)% for Class A and Class I Shares, respectively.

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PRIVATE CAPITAL MANAGEMENT VALUE FUND

Portfolio Holdings Summary Table

October 31, 2016

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net
	Assets	Value
COMMON STOCKS:
Financials	26.1%	$17,320,238
Consumer Discretionary	22.0	14,597,540
Information Technology	12.8	8,480,368
Health Care	10.5	6,980,875
Materials	8.3	5,540,521
Industrials	4.3	2,862,977
Utilities	3.7	2,423,361
Consumer Staples	2.6	1,691,900
Energy	0.7	466,585
Other Assets in Excess of Liabilities	9.0	5,996,763

NET ASSETS	100.0%	$66,361,128

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

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PRIVATE CAPITAL MANAGEMENT VALUE FUND

Portfolio of Investments

October 31, 2016

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 91.0%
Consumer Discretionary — 22.0%
American Public Education, Inc.*	75,753	$1,526,423
Ascena Retail Group, Inc.*	267,225	1,306,730
Carrols Restaurant Group, Inc.*	184,300	2,303,750
Fiesta Restaurant Group, Inc.*	30,745	811,668
Fogo De Chao, Inc.*	129,585	1,535,582
Gildan Activewear, Inc. (Canada)	61,850	1,587,690
Jamba, Inc.*	105,713	1,115,272
Rent-A-Center, Inc.	33,000	332,970
Stoneridge, Inc.*	125,717	1,863,126
Visteon Corp.	31,360	2,214,329

		14,597,540

Consumer Staples — 2.6%
SpartanNash Co.	60,425	1,691,900

Energy — 0.7%
Golar LNG, Ltd. (Bermuda)	21,315	466,585

Financials — 26.1%
Charter Financial Corp.	90,461	1,144,331
INTL FCstone, Inc.*	85,083	3,054,480
KKR & Co. LP	196,620	2,790,038
Northrim Bancorp, Inc.	26,200	643,210
Oceanfirst Financial Corp.	41,560	859,461
Old National Bancorp	65,560	963,732
Oppenheimer Holdings, Inc., Class A	86,434	1,210,076
Raymond James Financial, Inc.	32,600	1,959,912
Seacoast Banking Corp. Of Florida*	46,500	809,565

	Number of Shares	Value

COMMON STOCKS — (Continued)
Financials — (Continued)
State Bank Financial Corp.	49,600	$1,093,680
Suffolk Bancorp	13,920	501,120
Synovus Financial Corp.	37,014	1,224,053
Valley National Bancorp	57,059	562,602
Willis Towers Watson PLC (Ireland)	4,003	503,978

		17,320,238

Health Care — 10.5%
Alere, Inc.*(a)	45,300	2,024,004
Allergan PLC (Ireland)*	8,027	1,677,161
Universal Health Services, Inc., Class B	11,750	1,418,342
Valeant Pharmaceuticals International, Inc. (Canada)*	27,650	493,276
Zimmer Holdings, Inc.	12,980	1,368,092

		6,980,875

Industrials — 4.3%
Aerojet Rocketdyne Holdings, Inc.*	54,750	963,600
Air Transport Services Group, Inc.*	110,900	1,467,207
Triumph Group, Inc.	18,235	432,170

		2,862,977

Information Technology — 12.8%
Avid Technology, Inc.*	88,500	581,445
CA, Inc.	43,232	1,328,951
Everi Holdings, Inc.*	350,271	704,045
Imation Corp.*	40,720	21,610
Mentor Graphics Corp.	96,790	2,797,231
Quantum Corp.*	1,303,078	1,042,723
Quinstreet, Inc.*	295,112	855,825

The accompanying notes are an integral part of the financial statements.

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PRIVATE CAPITAL MANAGEMENT VALUE FUND

Portfolio of Investments (Concluded)

October 31, 2016

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Information Technology — (Continued)
VASCO Data Security International, Inc.*	83,530	$1,148,538

		8,480,368

Materials — 8.3%
Celanese Corp., Class A	13,970	1,018,692
Pope Resources LP	10,600	689,000
Real Industry, Inc.*	196,389	1,050,681
Tronox Ltd., Class A (Australia)	343,475	2,782,148

		5,540,521

Utilities — 3.7%
National Fuel Gas Co.	46,265	2,423,361

TOTAL COMMON STOCKS (Cost $52,015,832)		60,364,365

Value

TOTAL INVESTMENTS - 91.0% (Cost $52,015,832)	$60,364,365
OTHER ASSETS IN EXCESS OF LIABILITIES - 9.0%	5,996,763

NET ASSETS - 100.0%	$66,361,128

*	Non-income producing.
(a)	Security was an illiquid security from September 16, 2016 through November 9, 2016. The value of the illiquid security was $2,024,004 at October 31, 2016, which represents 3.0% of the Fund’s net assets.

PLC Public Limited Company

The accompanying notes are an integral part of the financial statements.

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PRIVATE CAPITAL MANAGEMENT VALUE FUND

Statement of Assets and Liabilities

October 31, 2016

(Unaudited)

Assets
Investments, at value (Cost $52,015,832)	$60,364,365
Cash	5,589,992
Receivable for investments sold	370,177
Receivable for capital shares sold	262,362
Dividends and interest receivable	5,029
Prepaid expenses and other assets	41,401

Total assets	66,633,326

Liabilities
Payable for capital shares redeemed	169,285
Payable to Investment Adviser	31,644
Payable for administration and accounting fees	22,936
Payable for transfer agent fees	19,842
Payable for audit fees	12,729
Payable for custodian fees	3,934
Accrued expenses	11,828

Total liabilities	272,198

Net Assets	$66,361,128

Net Assets Consisted of:
Capital Stock, $0.01 par value	$48,403
Paid-in capital	57,770,091
Accumulated net investment income	1,106,818
Accumulated net realized loss from investments and written options	(912,717)
Net unrealized appreciation on investments	8,348,533

Net Assets	$66,361,128

Class A:
Net asset value and redemption price per share ($5,687,129 / 419,699 shares)	$13.55
Maximum offering price per share (100/95 of $13.72)	$14.26

Class I:
Net asset value, offering and redemption price per share ($60,673,999 / 4,420,601 shares)	$13.73

The accompanying notes are an integral part of the financial statements.

15

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Statement of Operations

For the Six Months Ended October 31, 2016

Investment Income
Dividends	$333,595
Less: foreign taxes withheld	(1,635)
Interest	6,076

Total investment income	338,036

Expenses
Advisory fees (Note 2)	366,609
Transfer agent fees (Note 2)	40,219
Administration and accounting fees (Note 2)	34,884
Legal fees	22,134
Registration and filing fees	16,302
Trustees’ and officers’ fees (Note 2)	15,076
Audit fees	13,025
Printing and shareholder reporting fees	10,510
Custodian fees (Note 2)	8,916
Distribution fees (Class A) (Note 2)	8,143
Other expenses	8,318

Total expenses before waivers and reimbursements	544,136

Less: waivers (Note 2)	(127,816)

Net expenses after waivers	416,320

Net investment loss	(78,284)

Net realized and unrealized loss from investments:
Net realized gain from investments	375,603
Net realized gain from written options	5,487
Net change in unrealized appreciation/(depreciation) on investments	(721,194)
Net change in unrealized appreciation on written options	612

Net realized and unrealized loss on investments	(339,492)

Net decrease in net assets resulting from operations	$(417,776)

The accompanying notes are an integral part of the financial statements.

16

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2016 (Unaudited)	For the Year Ended April 30, 2016
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$(78,284)	$1,023,487
Net realized gain/(loss) from investments and written options	381,090	(917,659)
Net change in unrealized appreciation/(depreciation) on investments and written options	(720,582)	(11,648,924)

Net decrease in net assets resulting from operations	(417,776)	(11,543,096)

Less Dividends and Distributions to Shareholders from:
Net realized capital gains:
Class A	—	(530,362)
Class I	—	(4,267,960)

Total net realized capital gains	—	(4,798,322)

Net decrease in net assets from dividends and distributions to shareholders	—	(4,798,322)

Increase in Net Assets Derived from Capital Share Transactions (Note 4)	(19,707,759)	31,716,200

Total increase/(decrease) in net assets	(20,125,535)	15,374,782

Net assets
Beginning of period	86,486,663	71,111,881

End of period	$66,361,128	$86,486,663

Accumulated net investment income, end of period	$1,106,818	$1,185,102

The accompanying notes are an integral part of the financial statements.

17

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Financial Highlights

Contained below is per share operating performance data for Class A shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class A
	For the Six Months Ended October 31, 2016		For the Year Ended April 30,	For the Year Ended April 30,	For the Year Ended April 30,	For the Year Ended April 30,	For the Year Ended April 30,
	(Unaudited)		2016	2015	2014	2013	2012
Per Share Operating Performance
Net asset value, beginning of period	$13.72		$17.07	$15.16	$13.60	$12.12	$12.61

Net investment income/(loss)(1)	(0.03)		0.16	(0.03)	(0.02)	0.07	(0.03)
Net realized and unrealized gain/(loss) on investments	(0.14)		(2.55)	2.88	2.45	1.48	(0.16)

Net increase/(decrease) in net assets resulting from operations	(0.17)		(2.39)	2.85	2.43	1.55	(0.19)

Dividends and distributions to shareholders from:
Net investment income	—		—	—	—	(0.07)	—
Net realized capital gains	—		(0.96)	(0.94)	(0.87)	—	(0.30)

Total dividends and distributions to shareholders	—		(0.96)	(0.94)	(0.87)	(0.07)	(0.30)

Redemption fees	—	(2)	— (2)	—	— (2)	—	—	(2)

Net asset value, end of period	$13.55		$13.72	$17.07	$15.16	$13.60	$12.12

Total investment return(3)	(1.24)%		(14.00)%	19.11%	18.04%	12.92%	(1.16)%

Ratio/Supplemental Data
Net assets, end of year (in thousands)	$5,687		$7,408	$8,042	$7,643	$4,921	$2,922
Ratio of expenses to average net assets	1.25	%(4)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of expenses to average net assets without waivers and expense reimbursements(5)	1.57	%(4)	1.54%	1.69%	1.74%	1.88%	1.93%
Ratio of net investment income/(loss) to average net assets	(0.42	)%(4)	1.06%	(0.20)%	(0.15)%	0.62%	(0.26)%
Portfolio turnover rate	8.38	%(6)	14.20%	31.11%	19.69%	11.81%	18.19	%(7)

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total return for periods less than one year are not annualized.
(4)	Annualized.
(5)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.
(7)	Portfolio turnover rate excludes securities received from processing subscription-in-kind.

The accompanying notes are an integral part of the financial statements.

18

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Financial Highlights

Contained below is per share operating performance data for Class I shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class I
	For the Six Months Ended October 31, 2016		For the Year Ended April 30,	For the Year Ended April 30,	For the Year Ended April 30,	For the Year Ended April 30,	For the Year Ended April 30,
	(Unaudited)		2016	2015	2014	2013	2012
Per Share Operating Performance
Net asset value, beginning of period	$13.88		$17.21	$15.24	$13.64	$12.15	$12.61

Net investment income/(loss)(1)	(0.01)		0.20	0.01	0.02	0.10	—	(2)
Net realized and unrealized gain/(loss) on investments	(0.14)		(2.57)	2.90	2.45	1.49	(0.16)

Net increase/(decrease) in net assets resulting from operations	(0.15)		(2.37)	2.91	2.47	1.59	(0.16)

Dividends and distributions to shareholders from:
Net investment income	—		—	—	—	(0.10)	—	(2)
Net realized capital gains	—		(0.96)	(0.94)	(0.87)	—	(0.30)

Total dividends and distributions to shareholders	—		(0.96)	(0.94)	(0.87)	(0.10)	(0.30)

Redemption fees	—		— (2)	—	— (2)	—	—	(2)

Net asset value, end of period	$13.73		$13.88	$17.21	$15.24	$13.64	$12.15

Total investment return(3)	(1.08)%		(13.76)%	19.41%	18.29%	13.21%	(0.91)%

Ratio/Supplemental Data
Net assets, end of year (in thousands)	$60,674		$79,078	$63,069	$47,969	$40,765	$43,024
Ratio of expenses to average net assets	1.00	%(4)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets without waivers and expense reimbursements(5)	1.32	%(4)	1.29%	1.45%	1.49%	1.62%	1.67%
Ratio of net investment income/(loss) to average net assets	(0.17	)%(4)	1.30%	0.05%	0.10%	0.86%	(0.01)%
Portfolio turnover rate	8.38	%(6)	14.20%	31.11%	19.69%	11.81%	18.19	%(7)

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total return for periods less than one year are not annualized.
(4)	Annualized.
(5)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.
(7)	Portfolio turnover rate excludes securities received from processing subscription-in-kind.

The accompanying notes are an integral part of the financial statements.

19

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to Financial Statements

October 31, 2016

(Unaudited)

1. Organization and Significant Accounting Policies

The Private Capital Management Value Fund (the “Fund”) is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), which commenced investment operations on May 28, 2010. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares, Class A, Class C, Class I and Class R Shares. Class A Shares are sold subject to a front-end sales charge. Front-end sales charges may be reduced or waived under certain circumstances. A 1.00% contingent deferred sales charge (“CDSC”) will be assessed when Class C shares are redeemed within 12 months after initial purchase; however, the CDSC shall not apply to the purchases of Class C shares where the selling broker dealer was not paid a commission at the time of initial purchase.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily as of the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

20

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2016, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
		Level 1	Other Significant	Significant
	Total Value at	Quoted	Observable	Unobservable
	10/31/16	Price	Inputs	Inputs
Assets:
Investments in Securities*	$60,364,365	$60,364,365	$—	$—

* Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts

21

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended October 31, 2016, there were no transfers between Levels 1, 2 and 3.

Disclosures About Derivative Instruments and Hedging Activities

The following tables provide quantitative disclosures about fair value amounts of, and gains and losses on, the Fund’s derivative instruments as of October 31, 2016.

The following table lists the amounts of change in unrealized appreciation/(depreciation) included in net increase in net assets resulting from operations for the six months ended October 31, 2016, grouped by contract type and risk exposure.

	Statement of Operations	Equity
Derivative Type	Location	Contracts	Total
	Change in appreciation/(depreciation)
Purchased Options	Net change in unrealized appreciation on investments	$2,211	$2,211
Written Options	Net change in unrealized appreciation on written options	612	612
Total change in appreciation/(depreciation)		$2,823	$2,823

The following table lists the amounts of change in realized appreciation/(depreciation) included in net increase in net assets resulting from operations for the six months ended October 31, 2016, grouped by contract type and risk exposure.

	Statement of Operations	Equity
Derivative Type	Location	Contracts	Total
	Realized Gain/(Loss)
Purchased Options	Net realized loss from Investments	$(1,574)	$(1,574)
Written Options	Net realized gain from Written Options	$ 5,487	$5,487
Total Realized Gain		$ 3,913	$3,913

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

22

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Distribution (12b-1) fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are generally allocated to each class based upon the relative daily net assets of each class. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund. The Fund’s investment income, expenses (other than class-specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Currency Risk — The Fund invests in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which the Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect

23

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

the Fund’s NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for the Fund is determined on the basis of U.S. dollars, the Fund may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund’s holdings in foreign securities.

Purchased Options — The Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives. The Fund purchases option contracts. This transaction is used to hedge against the values of equities. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

Options Written — The Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives and may enter into options written to hedge the values of equities. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid. As of October 31, 2016, the Fund had no written options.

24

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

The Fund had transactions in options written during the six month period October 31, 2016 as follows:

	Number of Contracts	Premium
Outstanding, April 30, 2016	300	$5,487
Call Options Written	—	—
Put Options Written	—	—
Call Options Closed	—	—
Put Options Closed	—	—
Put Options Expired	(300)	(5,487)
Put Options Exercised	—	—

Outstanding, October 31, 2016	—	$—

For the six months period ended October 31, 2016, the Fund’s quarterly average volume of derivatives is as follows:

Purchased Options (Cost)	Written Options (Proceeds)
$4,237	$1,829

2. Transactions with Related Parties and Other Service Providers

Private Capital Management, LLC (the “Adviser”) serves as the investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services, the Adviser is paid a monthly fee at the annual rate of 0.90% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, any class-specific fees and expenses (such as Rule 12b-1 distribution fees, shareholder service fees, or transfer agency fees), “Acquired Fund” fees and expenses, interest, extraordinary items and brokerage commissions) do not exceed 1.00% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2017, unless the Board of Trustees approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual Fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount.

25

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

As of October 31, 2016, the amount of potential recovery was as follows:

Expiration
4/30/2017	4/30/2018	4/30/2019	4/30/2020
$266,144	$273,334	$233,659	$127,816

For the six months ended October 31, 2016, the Adviser earned fees of $366,609, and waived fees of $127,816. As of October 31, 2016, investment advisory fees payable to the Adviser were $31,644.

Other Service Providers

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees. For providing transfer agency services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund.

The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for Class A Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A Shares plan, the Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% on an annualized basis of the average daily net assets of the Fund’s Class A Shares.

Trustees and Officers

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. The remuneration paid to the Trustees by the Fund during the six months ended October 31, 2016 was $7,018. An employee of BNY Mellon serves as an Officer of the Trust and is not compensated by the Fund or the Trust.

Effective June 1, 2016 and July 1, 2016, JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. JWFM is compensated for the services provided to the Trust. Until May 31, 2016 and June 30, 2016 certain employees of BNY Mellon served as Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. They are not compensated by the Trust or the Funds.

26

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

Freeh Group International Solutions, LLC provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer.

3. Investment in Securities

For the six months ended October 31, 2016, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$5,978,730	$17,361,908

4. Capital Share Transactions

For the six months ended October 31, 2016 and the year April 30, 2016, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended
	October 31, 2016		For the Year Ended
	(Unaudited)		April 30, 2016
	Shares	Amount	Shares	Amount
Class A
Sales	16,798	$220,591	121,088	$1,972,275
Reinvestments	—	—	38,187	523,919
Redemption Fees*	—	26	—	131
Redemptions	(136,971)	(1,879,648)	(90,591)	(1,281,421)

Net increase/(decrease)	(120,173)	$(1,659,031)	68,684	$1,214,904

Class I
Sales	435,610	$6,082,238	2,706,690	$40,259,973
Reinvestments	—	—	279,485	3,876,459
Redemption Fees*	—	269	—	1,030
Redemptions	(1,711,343)	(24,131,235)	(954,043)	(13,636,166)

Net increase	(1,275,733)	$(18,048,728)	2,032,132	$30,501,296

Total net increase	(1,395,906)	$(19,707,759)	2,100,816	$31,716,200

*

There is a 2.00% redemption fee that may be charged on shares redeemed within the first 30 days of their acquisition. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

27

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the year ended April 30, 2016, the tax character of distributions paid by the Fund was $14,175 of ordinary income and $4,784,147 of long-term capital gains dividends. For the year ended April 30, 2015, the tax character of distributions paid by the Fund was $3,330,481 of long-term capital gains dividends. Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of April 30, 2016, the components of distributable earnings on a tax basis were as follows:

Capital Loss	Undistributed	Undistributed	Unrealized	Qualified Late-Year
Carryforward	Ordinary Income	Long-Term Gain	Appreciation	Losses
$(913,238)	$1,023,550	$—	$8,850,098	$—

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes.

At October 31, 2016, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost*	$52,015,832

Gross unrealized appreciation	$15,679,116
Gross unrealized depreciation	(7,330,583)

Net unrealized appreciation	$8,348,533

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

28

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to Financial Statements (Concluded)

October 31, 2016

(Unaudited)

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year. For the year ended April 30, 2016, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until May 1, 2016. For the year ended April 30, 2016, the Fund had no capital loss deferrals.

Accumulated capital losses represent net capital loss carry forwards as of April 30, 2016 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of April 30, 2016, the Fund had capital losses carryforward of $913,238 of which $17,292 are long-term capital losses and $895,946 are short-term capital losses carryforwards and have an unlimited period of capital loss carryforward.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date that the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

29

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 568-1267 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Advisory Agreement

At a meeting held on June 20-21, 2016 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the advisory agreement between Private Capital Management, LLC (“PCM” or the “Advisor”) and the Trust (the “Agreement”) on behalf of the Private Capital Management Value Fund (the “PCM Fund”). At the Meeting, the Board considered the continuation of the Agreement with respect to the PCM Fund for an additional one year period.

In determining whether to approve the Agreement, the Trustees considered information provided by the Advisor in accordance with Section 15(c) of the 1940 Act regarding: (i) services performed for the PCM Fund, (ii) the size and qualifications of their portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of the PCM Fund, (iv) investment performance, (v) the capitalization and financial condition of PCM, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the PCM Fund and other clients, (viii) results of any regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on PCM’s ability to service the PCM Fund, (x) compliance with the PCM Fund’s investment objectives, policies and practices (including codes of ethics and proxy voting policies) and (xi) compliance with federal securities laws and other regulatory requirements. The Trustees noted the reports and discussions with the Advisor as provided at the Board meetings throughout

30

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Other Information (Continued)

(Unaudited)

the year covering matters such as the relative performance of the PCM Fund; compliance with the investment objectives, policies, strategies and limitations for the PCM Fund; the compliance of management personnel with the applicable code of ethics; and the adherence to the Trust’s pricing procedures as established by the Board.

Representatives from PCM attended the Meeting in person. The representatives discussed the firm’s history, performance and investment strategies in connection with the proposed approval of the Agreement and answered questions from the Board.

Performance. The Trustees considered the investment performance for the PCM Fund and PCM. The Trustees reviewed the historical performance charts for the PCM Fund’s Class A shares and Class I shares as compared to the Russell 2000 Total Return Index, the S&P 500 Daily Reinvested Index and the Lipper Mid-Cap Core Fund Index, the PCM Fund’s applicable Lipper index comprised of funds with assets of $250 million or less, for the year-to-date, one year, two year, three year, five year and since inception periods ended March 31, 2016. The Trustees noted that they considered performance reports provided at Board meetings throughout the year.

The Trustees noted that the PCM Fund’s Class A shares had outperformed the Russell 2000 Total Return Index for the year-to-date and two year periods ended March 31, 2016 and underperformed for the one year, three year, five year and since inception periods as of March 31, 2016. The Trustees also noted that the PCM Fund’s Class A shares had underperformed the S&P 500 Daily Reinvested Index and the Lipper Mid-Cap Core Fund Index for the year-to-date, one year, two year, three year, five year and since inception periods ended March 31, 2016. The Trustees further noted that the PCM Fund’s Class I shares had outperformed the Russell 2000 Total Return Index, for the year-to-date, two year and three year periods ended March 31, 2016 and underperformed for the one year, five year and since inception periods as of March 31, 2016. The Trustees also noted that the PCM Fund’s Class I shares had underperformed the S&P 500 Daily Reinvested Index and the Lipper Mid-Cap Core Fund Index for the year-to-date, one year, two year, three year, five year and since inception periods ended March 31, 2016. The Trustees concluded that, although the PCM Fund had underperformed the Russell 2000 Total Return Index, the S&P 500 Daily Reinvested Index and the Lipper Mid-Cap Core Fund Index during certain time periods, the performance of the PCM Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

Fees. The Trustees also noted that the representatives of PCM had provided information regarding its advisory fees and an analysis of these fees in relation to the services provided to the PCM Fund and any other ancillary benefit resulting from the PCM’s relationship with the PCM Fund. The Trustees also reviewed information regarding the fees PCM charges to other clients and evaluated explanations provided by PCM as to differences in fees charged to the PCM Fund and other similarly managed accounts. The Trustees reviewed fees charged by other advisers that manage comparable mutual funds with similar

31

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Other Information (Continued)

(Unaudited)

strategies. The Trustees concluded that the advisory fees and services provided by PCM are consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the PCM Fund as measured by the information provided by PCM.

The Board considered the fees that PCM charges to each comparable account and/or Investment Company advised by PCM, and evaluated the explanations provided by PCM as to differences in fees charged to the PCM Fund and such accounts. The Trustees also reviewed a peer comparison of advisory fees and total expenses for the PCM Fund versus other similarly managed funds. The Trustees noted that the gross advisory fee of the PCM Fund’s Class A shares and Class I shares were higher than the median of the gross advisory fees and the net total expense ratio of the PCM Fund’s Class A shares and Class I shares were lower than the median of the net total expenses of fund’s with similar share classes in the Lipper Mid-Cap Core category with $250 million or less in assets. The Trustees concluded that the advisory fee and services provided by PCM are sufficiently consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the PCM Value Fund based on the information provided at the Meeting.

Knowledge, experience, and qualifications. The Board considered the level and depth of knowledge of PCM, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by PCM, the Board took into account its familiarity with PCM’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account PCM’s compliance policies and procedures and reports regarding PCM’s compliance operations from the Trust’s CCO. The Board also considered any potential conflicts of interest that may arise in a portfolio manager’s management of the PCM Fund’s investments on the one hand, and the investments of other accounts, on the other. The Trustees reviewed the services provided to the PCM Fund by PCM and concluded that the nature, extent and quality of the services provided were appropriate and consistent with the terms of the PCM Agreement, that the quality of the services appeared to be consistent with industry norms and that the PCM Fund is likely to benefit from the continued receipt of those services. They also concluded that PCM has sufficient personnel, with the appropriate education and experience, to serve the PCM Fund effectively and had demonstrated their ability to attract and retain qualified personnel.

Costs. The Trustees reviewed materials regarding the costs of the services provided by PCM, the compensation and benefits received by PCM in providing services to the PCM Fund, as well as PCM’s profitability. The Trustees were provided with PCM’s most recent balance sheet and statement of operations and changes in member equity for the years ended December 31, 2015 and December 31, 2014. The Trustees noted that PCM’s level of profitability is an appropriate factor to consider, and the Trustees should be satisfied that PCM’s profits are sufficient to continue as a healthy concern generally and as investment adviser of the PCM Fund specifically. The Trustees concluded that PCM’s advisory fee level was reasonable in relation to the nature and quality of the services provided, taking into account the current size and projected growth of the PCM Fund.

32

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Other Information (Concluded)

(Unaudited)

Economies of Scale. The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the PCM grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board noted that economies of scale may be achieved at higher asset levels for the PCM Fund for the benefit of fund shareholders but that the advisory fee did not currently include breakpoint reductions as asset levels increase.

At the Meeting, the Trustees unanimously approved the PCM Agreement for an additional one year period. In voting to approve the continuation of the PCM Agreement, the Board considered all factors it deemed relevant and the information presented to the Board by PCM. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his or her own judgment. The Board determined that the continuation of the PCM Agreement would be in the best interests of the PCM Fund and its shareholders. As a result, the Board, including a majority of the Independent Trustees, unanimously approved the Agreement with respect to the PCM Fund.

33

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[THIS PAGE INTENTIONALLY LEFT BLANK.]

Investment Adviser

Private Capital Management, LLC

8889 Pelican Bay Boulevard

Suite 500

Naples, FL 34108

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

PRI-1016

PRIVATE CAPITAL

MANAGEMENT VALUE

FUND

of

FundVantage Trust

Class A

Class I

SEMI-ANNUAL

REPORT

October 31, 2016

(Unaudited)

This report is submitted for the general information of the shareholders of the Private Capital Management Value Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Private Capital Management Value Fund.

QUALITY DIVIDEND FUND

Semi-Annual Report

Performance Data

October 31, 2016

(Unaudited)

Average Annual Total Returns for Periods Ended October 31, 2016†

	Six Months††	1 Year	3 Year	Since Inception
Class A (with sales charge)	-2.84%	-0.51%	4.04%	5.03%
Class A (without sales charge)	3.07%	5.53%	6.11%	7.06%
Russell 1000® Value Index	4.36%	6.37%	7.58%	8.86%*
S&P 500® Index	4.06%	4.51%	8.83%	10.17%*

Class C	2.71%	4.78%	5.35%	6.29%
Russell 1000® Value Index	4.36%	6.37%	7.58%	8.59%**
S&P 500® Index	4.06%	4.51%	8.83%	9.89%**

Institutional Class	N/A	N/A	N/A	-0.88%
Russell 1000® Value Index	N/A	N/A	N/A	-0.63%***
S&P 500® Index	N/A	N/A	N/A	-1.03%***

†

The Quality Dividend Fund (“the Fund”) Class A shares commenced operations on September 30, 2013; Class C shares commenced operations on October 1, 2013; Institutional Class shares commenced operations on October 4, 2016.

††	Not annualized.

*	Benchmark performance is from the inception date of Class A shares of the Fund (September 30, 2013) only and is not the inception date of the benchmark itself.

**	Benchmark performance is from the inception date of Class C shares of the Fund (October 1, 2013) only and is not the inception date of the benchmark itself.

***	Benchmark performance is from the inception date of Institutional Class shares of the Fund (October 4, 2016) only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained by calling (888) 201-5799.

The returns of Class A shares reflect a deduction for the maximum front end sales charge of 5.75%.

The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated September 1, 2016, are 1.38% and 1.25%, respectively, for Class A shares, 2.13% and 2.00%, respectively, for Class C shares and 1.13% and 1.00%, for Institutional Class Shares of the Fund’s average daily net assets. These rates may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered by this report. Choice Financial Partners, Inc., d/b/a EquityCompass Strategies (“EquityCompass” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, any class-specific fees and expenses, “Acquired Fund” fees and expenses, interest, extraordinary items and brokerage commissions) do not exceed 0.99% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in effect until September 30, 2017, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period

1

QUALITY DIVIDEND FUND

Semi-Annual Report

Performance Data (Concluded)

October 31, 2016

(Unaudited)

of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount. Total fees would be higher had such fees and expenses not been waived and/or reimbursed.

A 1.00% redemption fee applies to shares redeemed within 60 days of purchase. The redemption fee is not reflected in the returns shown above.

The Fund intends to evaluate performance as compared to those of the Russell 1000® Value Index and the S&P 500® Index. The Russell 1000® Value Index is an unmanaged index that measures the performance of the highest-ranking 1,000 stocks in the Russell 3000® Index, which represents about 90% of the total market capitalization of all listed U.S. stocks. The S&P 500® Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. It is impossible to invest directly in an index.

Mutual fund investing involves risk, including possible loss of principal. The Fund’s dividend income and distributions will fluctuate, and at times the Fund may underperform other funds that invest more broadly or that have different investment styles. Some of the assets in which the Fund may invest entail special risks. Foreign stocks may be affected by currency fluctuations, social and political instability, and lax regulatory and financial reporting standards. Master Limited Partnerships (“MLPs”) may fluctuate abruptly in value and be difficult to liquidate. Real Estate Investment Trusts (“REITs”) entail risks related to real estate, such as tenant defaults, declining occupancy rates, and falling property values due to deteriorating economic conditions. Listed REIT stocks may fluctuate erratically in market price while non-listed REITs may be illiquid.

2

QUALITY DIVIDEND FUND

Fund Expense Disclosure

October 31, 2016

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees, if any, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from May 1, 2016 through October 31, 2016 and held for the entire period.

Actual Expenses

The first line of each accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of each accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), if any, or redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

QUALITY DIVIDEND FUND

Fund Expense Disclosure (Concluded)

October 31, 2016

(Unaudited)

	Quality Dividend Fund
	Beginning Account Value	Ending Account Value	Expenses Paid
	May 1, 2016	October 31, 2016	During Period
Class A*
Actual	$1,000.00	$1,030.70	$ 6.35
Hypothetical (5% return before expenses)	1,000.00	1,018.95	6.31
Class C*
Actual	$1,000.00	$1,027.10	$10.17
Hypothetical (5% return before expenses)	1,000.00	1,015.17	10.11
Institutional Class**
Actual	$1,000.00	$ 991.20	$ 0.73
Hypothetical (5% return before expenses)	1,000.00	1,020.21	5.04

*

Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2016 of 1.24% and 1.99% for Class A and Class C shares, respectively, for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Fund’s ending account values on the first line in the table are based on the actual six-month total returns for the Fund of 3.07% and 2.71% for Class A and Class C shares, respectively.

**

Expenses are equal to an annualized expense ratio for the period beginning October 4, 2016, commencement of operations, to October 31, 2016 of 0.99% for Institutional shares, for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (27), then divided by 365 to reflect the period. The Institutional Class ending account values on the first line of the table is based on the actual total returns for the Fund since commencement of operations of (0.88)%. For comparative purposes, the Hypothetical expenses are as if the Institutional Class had been in existence from May 1, 2016, and are equal to the Institutional Class annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by 365 to reflect the period.

4

QUALITY DIVIDEND FUND

Portfolio Holdings Summary Table

October 31, 2016

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net
	Assets	Value
COMMON STOCKS:
Pharmaceuticals	10.3%	$6,468,112
REITs	10.2	6,411,674
Oil, Gas & Consumable Fuels	7.9	4,965,887
Electric Utilities	7.6	4,764,280
Multiline Retail	7.3	4,618,034
Commercial Banks	7.3	4,582,173
Household Products	7.2	4,495,732
Diversified Telecommunication Services	6.9	4,309,826
Aerospace & Defense	4.1	2,558,755
Software	3.9	2,451,028
Food Products	3.8	2,386,293
Chemicals	3.8	2,360,160
Beverages	3.7	2,331,703
Hotels, Restaurants & Leisure	3.7	2,310,724
Communications Equipment	3.7	2,303,485
Tobacco	3.6	2,284,471
Containers & Packaging	3.5	2,176,615
Exchange Traded Fund	1.0	632,060
Other Assets in Excess of Liabilities	0.5	317,827

NET ASSETS	100.0%	$62,728,839

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

5

QUALITY DIVIDEND FUND

Portfolio of Investments

October 31, 2016

(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS — 98.5%
Aerospace & Defense — 4.1%
Boeing Co. (The)	17,965	$2,558,755

Beverages — 3.7%
Coca-Cola Co. (The)	54,993	2,331,703

Chemicals — 3.8%
Dow Chemical Co. (The)	43,861	2,360,160

Commercial Banks — 7.3%
JPMorgan Chase & Co.	35,082	2,429,779
Wells Fargo & Co.	46,781	2,152,394

		4,582,173

Communications Equipment — 3.7%
Cisco Systems, Inc.	75,081	2,303,485

Containers & Packaging — 3.5%
International Paper Co.	48,337	2,176,615

Diversified Telecommunication Services — 6.9%
AT&T, Inc.	57,914	2,130,656
Verizon Communications, Inc.	45,305	2,179,170

		4,309,826

Electric Utilities — 7.6%
Duke Energy Corp.	29,582	2,367,152
Southern Co. (The)	46,483	2,397,128

		4,764,280

Food Products — 3.8%
Flowers Foods, Inc.	153,756	2,386,293

Hotels, Restaurants & Leisure — 3.7%
McDonald’s Corp.	20,527	2,310,724

Household Products — 7.2%
Kimberly-Clark Corp.	18,772	2,147,705
Procter & Gamble Co. (The)	27,051	2,348,027

		4,495,732

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Multiline Retail — 7.3%
Kohl’s Corp.	52,706	$2,305,888
Target Corp.	33,641	2,312,146

		4,618,034

Oil, Gas & Consumable Fuels — 7.9%
Buckeye Partners L.P.†	33,911	2,188,616
Spectra Energy Corp.	66,426	2,777,271

		4,965,887

Pharmaceuticals — 10.3%
AbbVie, Inc.	36,148	2,016,335
Johnson & Johnson	19,820	2,298,922
Pfizer, Inc.	67,892	2,152,855

		6,468,112

REITs — 10.2%
Digital Realty Trust, Inc.	23,910	2,233,911
Omega Healthcare Investors, Inc.	65,039	2,070,191
Welltower, Inc.	30,754	2,107,572

		6,411,674

Software — 3.9%
Microsoft Corp.	40,905	2,451,028

Tobacco — 3.6%
Philip Morris International, Inc.	23,688	2,284,471

TOTAL COMMON STOCKS (Cost $56,254,258)		61,778,952

The accompanying notes are an integral part of the financial statements.

6

QUALITY DIVIDEND FUND

Portfolio of Investments (Concluded)

October 31, 2016

(Unaudited)

	Number
	of Shares	Value

EXCHANGE TRADED FUND — 1.0%
SPDR S&P Dividend ETF	7,762	$632,060

TOTAL EXCHANGE TRADED FUND (Cost $565,125)		632,060

TOTAL INVESTMENTS - 99.5% (Cost $56,819,383)		62,411,012

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%		317,827

NET ASSETS - 100.0%		$62,728,839

L.P.	Limited Partnership
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipt
†	Master Limited Partnership

The accompanying notes are an integral part of the financial statements.

7

QUALITY DIVIDEND FUND

Statement of Assets and Liabilities

October 31, 2016

(Unaudited)

Assets
Investments, at value (Cost $56,819,383)	$62,411,012
Cash	228,554
Receivable for investments sold	2,304
Receivable for capital shares sold	51,925
Dividends and interest receivable	133,582
Prepaid expenses and other assets	55,990

Total assets	62,883,367

Liabilities
Payable for Investment Adviser	25,648
Payable for transfer agent fees	25,302
Payable for distribution fees	23,733
Payable for administration and accounting fees	21,243
Payable for capital shares redeemed	17,877
Payable for audit fees	12,793
Payable for shareholder servicing fees	5,185
Payable for custodian fees	2,690
Accrued expenses	20,057

Total liabilities	154,528

Net Assets	$62,728,839

Net Assets Consisted of:
Capital stock, $0.01 par value	$55,800
Paid-in capital	61,039,315
Accumulated net investment income	100,048
Accumulated net realized loss from investments	(4,057,953)
Net unrealized appreciation on investments	5,591,629

Net Assets	$62,728,839

Class A:

Net asset value and redemption price per share ($37,214,550 / 3,314,840 shares)	$11.23

Maximum offering price per share (100/94.25 of $11.23)	$11.92

Class C:
Net asset value, offering and redemption price per share ($24,036,307 / 2,133,479 shares)	$11.27

Institutional Class:
Net asset value, offering and redemption price per share ($1,477,982 / 131,640 shares)	$11.23

The accompanying notes are an integral part of the financial statements.

8

QUALITY DIVIDEND FUND

Statement of Operations

For the Six Months Ended October 31, 2016

(Unaudited)

Investment Income
Dividends	$1,097,785
Interest	29

Total investment income	1,097,814

Expenses
Advisory fees (Note 2)	191,923
Distribution fees (Class C) (Note 2)	93,089
Distribution fees (Class A) (Note 2)	48,724
Transfer agent fees (Note 2)	38,161
Administration and accounting fees (Note 2)	33,899
Shareholder Servicing fees (Class C)	31,030
Legal fees	16,693
Audit fees	13,697
Printing and shareholder reporting fees	12,477
Registration and filing fees	11,492
Trustees’ and officers’ fees (Note 2)	11,469
Custodian fees (Note 2)	8,772
Other expenses	11,808

Total expenses before waivers	523,234

Less: waivers (Note 2)	(33,687)

Net expenses after waivers	489,547

Net investment income	608,267

Net realized and unrealized gain/(loss) from investments:
Net realized gain from investments	1,711,287
Net change in unrealized depreciation on investments	(593,557)

Net realized and unrealized gain on investments	1,117,730

Net increase in net assets resulting from operations	$1,725,997

The accompanying notes are an integral part of the financial statements.

9

QUALITY DIVIDEND FUND

Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	October 31, 2016	Year Ended
	(Unaudited)	April 30, 2016
Increase in net assets from operations
Net investment income	$608,267	$1,186,023
Net realized gain/(loss) from investments	1,711,287	(5,676,467)
Net change in unrealized appreciation/(depreciation) on investments	(593,557)	3,239,055

Net increase/(decrease) in net assets resulting from operations	1,725,997	(1,251,389)

Less Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(481,643)	(812,392)
Class C	(194,272)	(411,363)

Total net investment income	(675,915)	(1,223,755)

Net realized capital gain:
Class A	—	(459,203)
Class C	—	(285,545)

Total net realized capital gain	—	(744,748)

Net decrease in net assets from dividends and distributions to shareholders	(675,915)	(1,968,503)

Increase in Net Assets Derived from Capital Share Transactions (Note 4)	2,855,210	5,594,857

Total increase in net assets	3,905,292	2,374,965

Net assets
Beginning of period	58,823,547	56,448,582

End of period	$62,728,839	$58,823,547

Accumulated net investment income, end of period	$100,048	$167,696

The accompanying notes are an integral part of the financial statements.

10

QUALITY DIVIDEND FUND

Financial Highlights

Contained below is per share operating performance data for each Class A share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class A
	For the
	Six Months Ended		For the	For the	For the Period
	October 31, 2016		Year Ended	Year Ended	September 30, 2013*
	(Unaudited)		April 30, 2016	April 30, 2015	to April 30, 2014
Per Share Operating Performance
Net asset value, beginning of period	$11.03		$11.66	$11.02	$10.00

Net investment income(1)	0.13		0.26	0.27	0.16
Net realized and unrealized gain/(loss) on investments	0.21		(0.49)	0.79	0.96

Net increase/(decrease) in net assets resulting from operations	0.34		(0.23)	1.06	1.12

Dividends and distributions to shareholders from:
Net Investment Income	(0.14)		(0.26)	(0.28)	(0.10)
Net realized capital gain	—		(0.14)	(0.14)	—

Total dividends and distributions	(0.14)		(0.40)	(0.42)	(0.10)

Redemption Fees	—	(2)	— (2)	— (2)	—	(2)

Net asset value, end of period	$11.23		$11.03	$11.66	$11.02

Total investment return(3)	3.07%		(1.84)%	9.65%	11.27%

Ratio/Supplemental Data
Net assets, end of period (in thousands)	$37,215		$35,607	$35,629	$20,745
Ratio of expenses to average net assets	1.24	%(4)	1.24%	1.24%	1.24	%(4)
Ratio of expenses to average net assets
without waivers and expense reimbursements(5)	1.35	%(4)	1.37%	1.62%	2.97	%(4)
Ratio of net investment income to average net assets	2.19	%(4)	2.40%	2.33%	2.65	%(4)
Portfolio turnover rate	25.40	%(6)	62.74%	67.56%	10.71	%(6)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized. Total investment return does not reflect the impact of the maximum front-end sales load of 5.75%. If reflected, the return would be lower.
(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

11

QUALITY DIVIDEND FUND

Financial Highlights (Continued)

Contained below is per share operating performance data for each Class C share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class C
	For the
	Six Months Ended		For the	For the	For the Period
	October 31, 2016		Year Ended	Year Ended	October 1, 2013*
	(Unaudited)		April 30, 2016	April 30, 2015	to April 30, 2014
Per Share Operating Performance
Net asset value, beginning of period	$11.06		$11.73	$11.02	$10.00

Net investment income(1)	0.08		0.18	0.18	0.12
Net realized and unrealized gain/(loss) on investments	0.22		(0.51)	0.80	0.96

Net increase/(decrease) in net assets resulting from operations	0.30		(0.33)	0.98	1.08

Dividends and distributions to shareholders from:
Net investment income	(0.09)		(0.20)	(0.13)	(0.06)
Net realized capital gain	—		(0.14)	(0.14)	—

Total dividends and distributions	(0.09)		(0.34)	(0.27)	(0.06)

Redemption Fees	—	(2)	— (2)	— (2)	—	(2)

Net asset value, end of period	$11.27		$11.06	$11.73	$11.02

Total investment return(3)	2.71%		(2.65)%	8.91%	10.84%

Ratio/Supplemental Data
Net assets, end of period (in thousands)	$24,036		$23,217	$20,820	$8,089
Ratio of expenses to average net assets	1.99	%(4)	1.99%	1.99%	1.99	%(4)
Ratio of expenses to average net assets without waivers and expense reimbursements(5)	2.10	%(4)	2.12%	2.35%	3.72	%(4)
Ratio of net investment income to average net assets	1.45	%(4)	1.65%	1.58%	1.46	%(4)
Portfolio turnover rate	25.40	%(6)	62.74%	67.56%	10.71	%(6)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

12

QUALITY DIVIDEND FUND

Financial Highlights (Continued)

Contained below is per share operating performance data for each Institutional Class share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Period
	October 04, 2016*
	to October 31, 2016
Per Share Operating Performance
Net asset value, beginning of period	$11.33

Net investment income(1)	0.02
Net realized and unrealized loss on investments	(0.12)

Net decrease in net assets resulting from operations	(0.10)

Redemption Fees	—	(2)

Net asset value, end of period	$11.23

Total investment return(3)	(0.88)%

Ratio/Supplemental Data
Net assets, end of period (in thousands)	$1,478
Ratio of expenses to average net assets	0.99	%(4)
Ratio of expenses to average net assets without waivers and expense reimbursements(5)	1.13	%(4)
Ratio of net investment income to average net assets	1.88	%(4)
Portfolio turnover rate	25.40	%(6)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

13

QUALITY DIVIDEND FUND

Notes to Financial Statements

October 31, 2016

(Unaudited)

1. Organization and Significant Accounting Policies

The Quality Dividend Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), which commenced investment operations on September 30, 2013. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares; Class A, Class C and Institutional Class shares. Class A shares are subject to a front end sales charge. Front-end sales charges may be reduced or waived under certain circumstances. A contingent deferred sales charge (“CDSC”), as a percentage of the lower of the original purchase price or net asset value at redemption, of 1.00% may be imposed on full or partial redemptions of Class A shares made within twelve months of purchase where (i) $1 million or more of Class A shares was purchased without an initial sales charge and (ii) the selling broker-dealer received a commission for such sale. A CDSC of 1% may apply to Class C shares when shares are redeemed within 12 months after initial purchase.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

14

QUALITY DIVIDEND FUND

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2016, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
		Level 1	Other Significant	Significant
	Total Market Value at	Quoted	Observable	Unobservable
	10/31/16	Price	Inputs	Inputs
Investments in Securities*	$62,411,012	$62,411,012	$—	$—

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

15

QUALITY DIVIDEND FUND

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended October 31, 2016, there were no transfers between Levels 1, 2 and 3 for the Fund.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund. The Fund’s investment income, expenses (other than class-specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

MLP Common Units — Master Limited Partnership (“MLP”) common units represent limited partnership interests in the MLP. Common units are generally listed and traded on the U.S. securities exchanges or OTC with their value fluctuating predominantly based on the success of the MLP. Unlike owners of common stock of a corporation, owners of MLP common units have limited voting rights and have no ability to annually elect directors. MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions. Common unit holders have first

16

QUALITY DIVIDEND FUND

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

priority to receive quarterly cash distributions up to the minimum quarterly distribution and have arrearage rights. In the event of liquidation, common unit holders have preference over subordinated units, but not debt holders or preferred unit holders, to remaining assets of the MLP.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid quarterly to shareholders. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by the Fund, after deducting any available capital loss carryovers are declared and paid to its shareholders annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. Transactions with Related Parties and Other Service Providers

Choice Financial Partners, Inc., doing business as EquityCompass Strategies (“EquityCompass” or the “Adviser”), serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust. For its services, the Adviser is paid a monthly fee at the annual rate of 0.60% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, any class-specific fees and expenses, “Acquired Fund” fees and expenses, interest, extraordinary items and brokerage commissions) do not exceed 0.99% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in effect until September 30, 2017 unless the Board of Trustees approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount.

17

QUALITY DIVIDEND FUND

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

At October 31, 2016, the amount of potential recovery was as follows:

	Expiration
April 30, 2017	April 30, 2018	April 30, 2019	April 30, 2020
$132,314	$153,735	$72,020	$33,687

For the six months ended October 31, 2016, the Adviser earned advisory fees of $191,923 and waived fees of $33,687.

Other Service Providers

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets, subject to certain minimum monthly fees. For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

BNY Mellon and the Custodian have the ability to recover amounts previously waived if the Fund terminates its agreements with BNY Mellon or the Custodian within three years of signing the agreements.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund.

The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for Class A and Class C shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A and Class C shares plan, the Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% and 1.00% (0.75% Rule 12b-1 distribution fee and 0.25% shareholder service fee), respectively, on an annualized basis of the average daily net assets of the Fund’s Class A and Class C shares.

18

QUALITY DIVIDEND FUND

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

Trustees and Officers

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. The remuneration paid to the Trustees by the Fund during the six months ended October 31, 2016 was $6,194. An employee of BNY Mellon serves as an Officer of the Trust and is not compensated by the Fund or the Trust.

Effective June 1, 2016 and July 1, 2016, JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. JWFM is compensated for the services provided to the Trust. Until May 31, 2016 and June 30, 2016 certain employees of BNY Mellon served as Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. They were not compensated by the Trust or the Funds.

Freeh Group International Solutions, LLC provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer.

3. Investment in Securities

For the six months ended October 31, 2016, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$19,026,154	$15,904,123

4. Capital Share Transactions

For the six months ended October 31, 2016 and the year ended April 30, 2016, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended
	October 31, 2016		For the Year Ended
	(Unaudited)		April 30, 2016
	Shares	Amount	Shares	Amount
Class A
Sales	443,189	$5,034,335	610,113	$6,694,354
Reinvestments	30,622	349,329	90,760	982,542
Redemption Fees*	—	79	—	1,511
Redemptions	(387,841)	(4,405,538)	(526,706)	(5,700,490)

Net Increase	85,970	$978,205	174,167	$1,977,917

19

QUALITY DIVIDEND FUND

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

	For the Six Months Ended
	October 31, 2016		For the Year Ended
	(Unaudited)		April 30, 2016
	Shares	Amount	Shares	Amount
Class C
Sales	262,365	$2,999,267	569,179	$6,292,787
Reinvestments	13,519	154,502	52,434	570,954
Redemption Fees*	—	50	—	947
Redemptions	(241,553)	(2,767,719)	(297,865)	(3,247,748)

Net Increase	34,331	$386,100	323,748	$3,616,940

Institutional Class**
Sales	132,213	$1,497,336	—	$—
Redemption Fees*	—	1	—	—
Redemptions	(573)	(6,432)	—	—

Net Increase	131,640	$1,490,905	—	$—

Total Net Increase	251,941	$2,855,210	497,915	$5,594,857

* There is a 1.00% redemption fee that may be charged on shares redeemed which have been held for 60 days or less. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

** Institutional Class commenced operations on October 4, 2016.

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the year ended April 30, 2016, the tax character of distributions paid by the Fund was $1,241,301 of ordinary income dividends and $727,202 of long-term capital gains dividends. Distributions from short-term capital gains are treated as ordinary income for federal income tax purposes.

20

QUALITY DIVIDEND FUND

Notes to Financial Statements (Concluded)

October 31, 2016

(Unaudited)

As of April 30, 2016, the components of distributable earnings on a tax basis were as follows:

Capital	Undistributed	Undistributed		Qualified	Other
Loss	Ordinary	Long-Term	Unrealized	Late-Year	Book/Tax
Carryforward	Income	Gain	Appreciation	Losses	Differences
$(1,485,323)	$176,446	$—	$6,088,277	$(4,187,008)	$(8,750)
The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Other book/tax differences are attributed to the treatment of organizational and start-up costs.

As of October 31, 2016, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost*	$56,819,383

Gross unrealized appreciation	$6,259,939
Gross unrealized depreciation	(668,310)

Net unrealized appreciation	$5,591,629

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year. For the year ended April 30, 2016, the Fund had long-term loss deferrals of $2,479,699 and short-term loss deferrals of $1,707,309.

Accumulated capital losses represent net capital loss carryforwards as of April 30, 2016 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of April 30, 2016, the Fund’s capital loss carryforwards were $1,485,323, of which $1,148,943 were short-term losses, $336,380 were long-term losses. All losses will be carried forward indefinitely and will retain their character as short-term and long-term capital losses.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

21

QUALITY DIVIDEND FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 201-5799 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Advisory Agreement

At a meeting held on September 28-29, 2016 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the advisory agreement between Choice Financial Partners, Inc. doing business as EquityCompass Strategies (“EquityCompass” or the “Advisor”) and the Trust (the “Agreement”) on behalf of Quality Dividend Fund (the “EquityCompass Fund”). At the Meeting, the Board considered the continuation of the Agreement with respect to the EquityCompass Fund for an additional one year period.

In determining whether to approve the Agreement, the Trustees considered information provided by the Advisor in accordance with Section 15(c) of the 1940 Act regarding: (i) services performed for the EquityCompass Fund, (ii) the size and qualifications of their portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of the EquityCompass Fund, (iv) investment performance, (v) the capitalization and financial condition of EquityCompass, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the EquityCompass Fund and other clients, (viii) results of any regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on EquityCompass’s ability to service the EquityCompass Fund, (x) compliance with the EquityCompass Fund’s investment objectives, policies and practices (including codes of ethics and proxy voting policies) and (xi) compliance with federal securities laws and other regulatory requirements. The Trustees noted

22

QUALITY DIVIDEND FUND

Other Information

(Unaudited) (Continued)

the reports and discussions with portfolio managers as provided at the Board meetings throughout the year covering matters such as the relative performance of the EquityCompass Fund; compliance with the investment objectives, policies, strategies and limitations for the EquityCompass Fund; the compliance of management personnel with the applicable code of ethics; and the adherence to the Trust’s pricing procedures as established by the Board.

Representatives from EquityCompass attended the Meeting in person. The representatives discussed the firm’s history, performance and investment strategies in connection with the proposed approval of the Agreement and answered questions from the Board.

Performance. Trustees considered the investment performance for the Quality Dividend Fund and EquityCompass. The Trustees reviewed the historical performance charts which showed the performance of the Class A shares and Class C shares of the Quality Dividend Fund as compared to the Lipper Global Equity Income Fund Index, the Quality Dividend Fund’s applicable Lipper index for the year-to-date, one year, two year and since inception periods ended June 30, 2016, as applicable. The Trustees also reviewed historical performance charts which showed the performance of the Quality Dividend Fund’s Class A shares as compared to the Russell 1000 Value Index, S&P 500 Total Return Index and the Morningstar Large Value Category of peer funds for the one year and since inception periods ended July 31, 2016. The Trustees considered the short term and long term performance of the Quality Dividend Fund, as applicable. The Trustees noted that they considered performance reports provided at Board meetings throughout the year.

The Trustees noted that the Class A and Class C shares of the Quality Dividend Fund had outperformed the Lipper Global Equity Income Fund Index for the year-to-date, one year, two year and since inception periods ended June 30, 2016. The Trustees also noted that the Class A shares of the Quality Dividend Fund outperformed the Russell 1000 Value Index, S&P 500 Total Return Index for the one year period, outperformed the Morningstar Large Value Category for the one year and since inception periods and underperformed the Russell 1000 Value Index and S&P 500 Total Return Index for the since inception period ended July 31, 2016. The Trustees concluded that the performance of the Quality Dividend Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

Fees. The Trustees noted that the representatives of EquityCompass had provided information regarding its advisory fees and an analysis of these fees in relation to the services provided to the Fund and any other ancillary benefit resulting from EquityCompass’ relationship with the Fund. The Trustees also reviewed information regarding the fees that EquityCompass charges to its separately managed accounts, and evaluated the explanations provided by EquityCompass as to differences in fees charged to the Quality Dividend Fund and separately managed accounts. The Trustees also reviewed a peer comparison of advisory fees and total expenses for the Fund versus the universe of funds with similar share classes in the Lipper Global Equity Income Fund category with $250 million or less in assets. The Trustees noted

23

QUALITY DIVIDEND FUND

Other Information

(Unaudited) (Continued)

that the gross advisory fee and net total expense ratio of the Fund’s Class A and Class C shares were lower than the median of the gross advisory fee and net total expense ratio of the funds with a similar share class in the Lipper Global Equity Income Fund category with $250 million or less in assets. The Trustees concluded that the advisory fees and services provided by EquityCompass are consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Quality Dividend Fund based on the information provided at the Meeting.

Knowledge, experience, and qualifications. The Board considered the level and depth of knowledge of EquityCompass, including the professional experience and qualifications of senior personnel. In evaluating the quality of services to be provided by EquityCompass, the Board took into account its familiarity with EquityCompass’ senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account EquityCompass’ compliance policies and procedures and reports regarding EquityCompass’ compliance operations from the Trust’s CCO. The Board also considered any potential conflicts of interest that may arise in a portfolio manager’s management of the Quality Dividend Fund’s investments on the one hand, and the investments of other accounts, on the other. The Trustees reviewed the services provided to the Quality Dividend Fund by EquityCompass and concluded that the nature, extent and quality of the services provided were appropriate and consistent with the terms of the EquityCompass Agreement, that the quality of the proposed services appeared to be consistent with industry norms and that the Quality Dividend Fund is likely to benefit from the continued receipt of those services. They also concluded that EquityCompass has sufficient personnel, with the appropriate education and experience, to serve the Quality Dividend effectively and had demonstrated their ability to attract and retain qualified personnel.

Costs. The Trustees reviewed materials regarding the costs of the services provided by EquityCompass, the compensation and benefits received by EquityCompass in providing services to the Quality Dividend Fund, as well as EquityCompass’ profitability. The Trustees were provided with the most recent Item 6 (Selected Financial Data) from the Form 10-K of Stifel Financial Corp., EquityCompass’ parent company, for its most recent fiscal year ended December 31, 2015. The Trustees noted that EquityCompass’ level of profitability is an important factor to consider, and the Trustees should be satisfied that EquityCompass’ profits are sufficient to continue as a healthy concern generally and as investment adviser of the Quality Dividend specifically. The Trustees concluded that EquityCompass’ advisory fee level was reasonable in relation to the nature and quality of the services provided, taking into account the current size and projected growth of the Quality Dividend Fund.

Economies of Scale. The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Quality Dividend Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board noted that economies of scale may be achieved at higher asset levels for the Quality Dividend Fund for the benefit of fund shareholders, but that the advisory fee did not currently include breakpoint reductions as asset levels increased.

24

QUALITY DIVIDEND FUND

Other Information

(Unaudited) (Concluded)

At the Meeting, the Trustees unanimously approved the continuation of the EquityCompass Agreement for an additional one year period. In approving the continuation of the EquityCompass Agreement, the Board considered all factors it deemed relevant and the information presented to the Board by EquityCompass. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his or her own judgment. The Board determined that the continuation of the EquityCompass Agreement would be in the best interests of the Quality Dividend Fund and its shareholders.

25

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[THIS PAGE INTENTIONALLY LEFT BLANK.]

Investment Adviser

Choice Financial Partners, Inc.

d/b/a EquityCompass Strategies

501 North Broadway

St. Louis, MO 63102

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103-7096

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

QUALITY DIVIDEND

FUND

of

FundVantage Trust

Class A (QDVAX)

Class C (QDVCX)

Institutional Class (QDVIX)

SEMI-ANNUAL

REPORT

October 31, 2016

(Unaudited)

This report is submitted for the general information of the shareholders of the Quality Dividend Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Quality Dividend Fund.

QUA-1016

SHELTON INTERNATIONAL SELECT EQUITY FUND

(formerly WHV International Equity Fund)

Semi-Annual Report

Performance Data

October 31, 2016

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2016
	Six Months†	1 Year	3 Years	5 Years	Since Inception
Class A Shares (with sales charge)*	-1.13%	-8.45%	-9.46%	-2.27%	1.11%
Class A Shares (without sales charge)*	4.91%	-2.86%	-7.66%	-1.11%	1.94%
MSCI EAFE (Gross) Index	0.08%	-2.74%	-0.86%	5.47%	5.55%**

†	Not Annualized

*	Class A Shares of the Shelton International Select Equity Fund (the “Fund”) commenced operations on July 31, 2009.

**	Benchmark performance is from the inception date of Class A Shares of the Fund (July 31, 2009) only and is not the inception date of the benchmark itself.

Class A Shares of the Fund have a 5.75% maximum sales charge.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 948-4685. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

1

SHELTON INTERNATIONAL SELECT EQUITY FUND

(formerly WHV International Equity Fund)

Semi-Annual Report

Performance Data

October 31, 2016

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2016
	Six Months†	1 Year	3 Years	5 Years	Since Inception
Class I Shares*	5.09%	-2.60%	-7.42%	-0.85%	7.61%
MSCI EAFE (Gross) Index	0.08%	-2.74%	-0.86%	5.47%	11.19%	**

†	Not Annualized

*	Class I Shares of the Fund commenced operations on December 19, 2008.

**	Benchmark performance is from the inception date of Class I Shares of the Fund (December 19, 2008) only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 948-4685. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2

SHELTON INTERNATIONAL SELECT EQUITY FUND

(formerly WHV International Equity Fund)

Semi-Annual Report

Performance Data (Concluded)

October 31, 2016

(Unaudited)

As stated in the current prospectus dated September 1, 2016 the Fund’s gross “Total Annual Fund Operating Expenses” are 1.27% and 1.02% for Class A shares and Class I shares, respectively. These ratios may differ from the actual expenses incurred by the Fund for the period covered by this report. Shelton Capital Management (“Shelton” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, interest, extraordinary items, “Acquired Fund” fees and expenses and brokerage commissions) do not exceed (on an annual basis) 1.24% with respect to Class A shares and 0.99% with respect to Class I shares of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2017, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. Prior to February 15, 2016, the Expense Limitation was (on an annual basis) 1.50% with respect to Class A shares and 1.25% with respect to Class I shares. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount that was in effect at the time of the Expense Limitation amount. Total returns would be lower had such fees and/or expenses not been waived and/or reimbursed.

The Fund evaluates its performance as compared to that of the MSCI EAFE® Index [Europe, Australasia, Far East], which is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada. It is impossible to invest directly in an index. As of October 31, 2016, the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, HongKong, Ireland, Israel, Italy, Japan, the Netherlands, NewZealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Gross total return indexes does not include any tax credits.

All mutual fund investing involves risk, including possible loss of principal. Investing in foreign securities entails special risks, such as fluctuations in currency exchange rates and possible lax regulation of securities markets and accounting practices.

3

SHELTON INTERNATIONAL SELECT EQUITY FUND

(formerly WHV International Equity Fund)

Fund Expense Disclosure

October 31, 2016

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from May 1, 2016 through October 31, 2016 for the Fund, and held for the entire period.

Actual Expenses

The first line of each accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of each accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), if any, or redemption fees. Therefore, the second line of each accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

SHELTON INTERNATIONAL SELECT EQUITY FUND

(formerly WHV International Equity Fund)

Fund Expense Disclosure (Concluded)

October 31, 2016

(Unaudited)

	Shelton International Select Equity Fund

	Beginning Account Value May 1, 2016	Ending Account Value October 31, 2016	Expenses Paid During Period*
Class A Shares
Actual	$1,000.00	$1,049.10	$6.40
Hypothetical (5% return before expenses)	1,000.00	1,018.95	6.31
Class I Shares
Actual	$1,000.00	$1,050.90	$5.12
Hypothetical (5% return before expenses)	1,000.00	1,020.21	5.04

*Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2016 of 1.24% and 0.99% for Class A and Class I Shares, respectively, for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Fund’s ending account values on the first line in the table are based on the actual six-month total returns for the Fund of 4.91% and 5.09% for Class A and Class I Shares, respectively.

5

SHELTON INTERNATIONAL SELECT EQUITY FUND

(formerly WHV International Equity Fund)

Portfolio Holdings Summary Table

October 31, 2016

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Commercial Banks	13.9%	$6,445,831
Metals & Mining	9.8	4,575,171
Oil, Gas & Consumable Fuels	6.7	3,098,044
Internet Software & Services	6.2	2,908,500
Food & Staples Retailing	6.1	2,849,565
Internet & Catalog Retail	5.9	2,736,323
Insurance	5.9	2,717,921
Machinery	3.7	1,737,053
Trading Companies & Distributors	3.3	1,525,547
Software	3.3	1,522,163
Media	3.2	1,470,061
Food Products	3.0	1,398,416
Professional Services	2.9	1,364,318
Semiconductors & Semiconductor Equipment	2.9	1,346,630
Electrical Equipment	2.9	1,345,947
Chemicals	2.8	1,324,837
Aerospace & Defense	2.8	1,307,787
Diversified Financial Services	2.6	1,221,758
Electronic Equipment, Instruments & Components	2.4	1,131,096
Personal Products	2.1	968,969
Household Durables	1.9	895,847
Real Estate Management & Development	1.7	787,620
Exchange Traded Funds	2.6	1,196,651
Other Assets in Excess of Liabilities	1.4	652,313

NET ASSETS	100.0%	$46,528,368

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

6

SHELTON INTERNATIONAL SELECT EQUITY FUND

(formerly WHV International Equity Fund)

Portfolio of Investments

October 31, 2016

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 96.0%

Australia — 3.9%
BHP Billiton, Ltd.	103,400	$1,806,483

Belgium — 2.7%
KBC Groep NV*	20,420	1,244,830

Brazil — 2.4%
Banco Bradesco SA, ADR	105,850	1,101,898

Canada — 3.1%
Alimentation Couche-Tard, Inc., Class B	29,200	1,466,858

China — 6.2%
NetEase, Inc., ADR	4,800	1,233,552
Tencent Holdings Ltd.	63,200	1,674,948

		2,908,500

Denmark — 2.9%
Vestas Wind Systems AS	16,800	1,345,947

France — 5.8%
Thales SA	13,900	1,307,787
TOTAL SA	29,500	1,413,201

		2,720,988

Germany — 2.5%
Hannover Rueck SE	10,310	1,150,202

Hong Kong — 3.4%
AIA Group Ltd.	249,200	1,567,719

Indonesia — 3.6%
Bank Rakyat Indonesia Persero Tbk PT	1,795,400	1,676,490

Israel — 3.3%
NICE-Systems Ltd., SP ADR	22,900	1,522,163

Japan — 17.8%
Cyberagent, Inc.	50,600	1,470,061

	Number of Shares	Value

COMMON STOCKS — (Continued)

Japan — (Continued)
Daito Trust Construction Co. Ltd.	4,700	$787,620
ITOCHU Corp.	120,800	1,525,547
Komatsu Ltd.	36,300	808,006
Murata Manufacturing Co., Ltd.	8,100	1,131,096
ORIX Corp.	77,100	1,221,758
Start Today Co., Ltd.	77,700	1,361,610

		8,305,698

Luxembourg — 3.3%
ArcelorMittal*	228,435	1,543,534

Netherlands — 5.1%
Koninklijke Ahold NV	60,612	1,382,707
Unilever NV	23,170	968,969

		2,351,676

Poland — 2.6%
KGHM Polska Miedz SA	67,500	1,225,154

Singapore — 2.5%
DBS Group Holdings Ltd.	109,000	1,174,879

Sweden — 3.9%
Electrolux AB, Class B	37,850	895,847
SKF AB, Class B	54,850	929,047

		1,824,894

Switzerland — 5.9%
Givaudan SA	685	1,324,837
Nestle SA, SP ADR	19,250	1,398,416

		2,723,253

Taiwan — 2.9%
Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR	43,300	1,346,630

The accompanying notes are an integral part of the financial statements.

7

SHELTON INTERNATIONAL SELECT EQUITY FUND

(formerly WHV International Equity Fund)

Portfolio of Investments (Concluded)

October 31, 2016

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Thailand — 2.7%
Bangkok Bank PCL	274,800	$1,247,734

United Kingdom — 9.5%
ASOS PLC*	21,415	1,374,713
BP PLC	285,000	1,684,843
Intertek Group PLC	32,700	1,364,318

		4,423,874

TOTAL COMMON STOCKS (Cost $37,327,847)		44,679,404

EXCHANGE TRADED FUNDS — 2.6%
iShares MSCI Emerging Market Index fund	32,220	1,196,651

TOTAL EXCHANGE TRADED FUNDS (Cost $1,181,652)		1,196,651

TOTAL INVESTMENTS - 98.6% (Cost $38,509,499)		45,876,055
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4%		652,313

NET ASSETS - 100.0%		$46,528,368

* Non-income producing.
ADR	American Depositary Receipt
SP ADR	Sponsored American Depositary Receipt
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

8

SHELTON INTERNATIONAL SELECT EQUITY FUND

(formerly WHV International Equity Fund)

Statement of Assets and Liabilities

October 31, 2016

(Unaudited)

Assets
Investments, at value (Cost $38,509,499)	$45,876,055
Cash	314,172
Receivable for investments sold	118,610
Receivable for capital shares sold	19,970
Dividends and interest receivable	366,998
Receivable from Adviser	24,876
Prepaid expenses and other assets	4,954

Total assets	46,725,635

Liabilities
Payable for investments purchased	117,251
Payable for administration and accounting fees	21,705
Payable for transfer agent fees	17,068
Payable for capital shares redeemed	14,073
Payable for audit fees	12,560
Payable for custodian fees	7,271
Accrued expenses	7,339

Total liabilities	197,267

Net Assets	$46,528,368

Net Assets Consist of:
Capital stock, $0.01 par value	$27,852
Paid-in capital	103,710,484
Accumulated net investment income	465,267
Accumulated net realized loss from investments	(65,037,988)
Net unrealized appreciation on investments	7,362,753

Net Assets	$46,528,368

Class A Shares:
Net asset value and redemption price per share ($6,119,229 / 367,270 shares)	$16.66
Maximum offering price per share (100/94.25 of $16.66)	$17.68

Class I Shares:
Net asset value, offering and redemption price per share ($40,409,139 / 2,417,939 shares)	$16.71

The accompanying notes are an integral part of the financial statements.

9

SHELTON INTERNATIONAL SELECT EQUITY FUND

(formerly WHV International Equity Fund)

Statement of Operations

For the Six Months Ended October 31, 2016

(Unaudited)

Investment Income
Dividends	$369,238
Less: foreign taxes withheld	(63,014)

Total investment income	306,224

Expenses
Advisory fees (Note 2)	178,480
Registration and filing fees	72,114
Administration and accounting fees (Note 2)	45,580
Transfer agent fees (Note 2)	35,435
Custodian fees (Note 2)	20,549
Legal fees	15,720
Printing and shareholder reporting fees	14,141
Audit fees	13,840
Trustees’ and officers’ fees (Note 2)	13,136
Distribution fees (Class A) (Note 2)	8,914
Other expenses	28,891

Total expenses before waivers and reimbursements	446,800

Less: waivers and reimbursements (Note 2)	(199,109)

Net expenses after waivers and reimbursements and recoupment	247,691

Net investment income	58,533

Net realized and unrealized gain/(loss) from investments:
Net realized loss from investments	(363,688)
Net realized gain from foreign currency transactions	30,802
Net change in unrealized appreciation/(depreciation) on investments	2,567,973
Net change in unrealized appreciation/(depreciation) on foreign currency transactions	(43,648)

Net realized and unrealized gain on investments	2,191,439

Net increase in net assets resulting from operations	$2,249,972

The accompanying notes are an integral part of the financial statements.

10

SHELTON INTERNATIONAL SELECT EQUITY FUND

(formerly WHV International Equity Fund)

Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2016 (Unaudited)	For the Year Ended April 30, 2016
Increase/(Decrease) in net assets from operations:
Net investment income	$58,533	$2,810,425
Net realized loss from investments	(332,886)	(54,124,589)
Net change in unrealized appreciation/(depreciation) on investments	2,524,325	(39,681,193)

Net increase/(decrease) in net assets resulting from operations	2,249,972	(90,995,357)

Less Dividends and Distributions to Shareholders from:
Net investment income:
Class A Shares	—	(525,377)
Class C Shares	—	(3,396)
Class I Shares	—	(5,081,580)

Total net investment income	—	(5,610,353)

Net decrease in net assets from dividends and distributions to shareholders	—	(5,610,353)

Decrease in Net Assets Derived from Capital Share Transactions (Note 4)	(8,343,415)	(252,136,993)

Total decrease in net assets	(6,093,443)	(348,742,703)

Net assets
Beginning of period	52,621,811	401,364,514

End of period	$46,528,368	$52,621,811

Accumulated net investment income, end of period	$465,267	$406,734

The accompanying notes are an integral part of the financial statements.

11

SHELTON INTERNATIONAL SELECT EQUITY FUND

(formerly WHV International Equity Fund)

Financial Highlights

Contained below is per share operating performance data for Class A Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class A Shares
	For the
	Six Months		For the	For the	For the	For the	For the
	Ended		Year	Year	Year	Year	Year
	October 31,		Ended	Ended	Ended	Ended	Ended
	2016		April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2016	2015	2014	2013	2012
Per Share Operating Performance
Net asset value, beginning of period	$15.88		$21.16	$23.48	$20.54	$19.30	$22.42

Net investment income(1)	—	(2)	0.19	0.17	0.14	0.05	0.10
Net realized and unrealized gain/(loss) on investments	0.78		(4.97)	(2.34)	2.92	1.22	(3.20)

Net increase/(decrease) in net assets resulting from operations	0.78		(4.78)	(2.17)	3.06	1.27	(3.10)

Dividends and distributions to shareholders from:
Net investment income	—		(0.50)	(0.15)	(0.09)	(0.03)	(0.03)
Net realized gains	—		—	—	(0.03)	—	—

Total dividends and distributions to shareholders	—		(0.50)	(0.15)	(0.12)	(0.03)	(0.03)

Redemption fees	—		—	— (2)	— (2)	— (2)	0.01

Net asset value, end of period	$16.66		$15.88	$21.16	$23.48	$20.54	$19.30

Total investment return(3)	4.91%		(22.51)%	(9.18)%	14.90%	6.61%	(13.75)%

Ratio/Supplemental Data
Net assets, end of period (in thousands)	$6,119		$8,488	$31,583	$46,435	$53,447	$58,360
Ratio of expenses to average net assets	1.24	%(4)	1.48%	1.45%	1.49%	1.50%	1.50%
Ratio of expenses to average net assets without waivers, expense reimbursements and/or recoupment, if any(5)	2.06	%(4)	1.53%	1.45%	1.45%	1.46%	1.51%
Ratio of net investment income to average net assets	0.02	%(4)	1.11%	0.75%	0.67%	0.27%	0.51%
Portfolio turnover rate	9.97	%(6)	40.06%	7.76%	5.65%	5.21%	7.48%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized. Total investment return does not reflect the impact of the maximum front-end sales load of 5.75%. If reflected, the return would be lower.
(4)	Annualized.
(5)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

12

SHELTON INTERNATIONAL SELECT EQUITY FUND

(formerly WHV International Equity Fund)

Financial Highlights (Continued)

Contained below is per share operating performance data for Class I Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class I Shares
	For the
	Six Months		For the	For the	For the	For the	For the
	Ended		Year	Year	Year	Year	Year
	October 31,		Ended	Ended	Ended	Ended	Ended
	2016		April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2016	2015	2014	2013	2012
Per Share Operating Performance
Net asset value, beginning of period	$15.90		$21.20	$23.53	$20.59	$19.35	$22.47

Net investment income(1)	0.02		0.25	0.24	0.20	0.11	0.15
Net realized and unrealized gain/(loss) on investments	0.79		(5.01)	(2.36)	2.92	1.22	(3.21)

Net increase/(decrease) in net assets resulting from operations	0.81		(4.76)	(2.12)	3.12	1.33	(3.06)

Dividends and distributions to shareholders from:
Net investment income	—		(0.54)	(0.21)	(0.15)	(0.09)	(0.07)
Net realized gains	—		—	—	(0.03)	—	—

Total dividends and distributions to shareholders	—		(0.54)	(0.21)	(0.18)	(0.09)	(0.07)

Redemption fees	—		—	— (2)	— (2)	— (2)	0.01

Net asset value, end of period	$16.71		$15.90	$21.20	$23.53	$20.59	$19.35

Total investment return(3)	5.09%		(22.36)%	(8.94)%	15.18%	6.88%	(13.51)%
Ratio/Supplemental Data
Net assets, end of period (in thousands)	$40,409		$44,133	$369,610	$347,791	$320,190	$256,268
Ratio of expenses to average net assets	0.99	%(4)	1.23%	1.20%	1.24%	1.25%	1.25%
Ratio of expenses to average net assets without waivers, expense reimbursements and/or recoupment, if any(5)	1.82	%(4)	1.28%	1.20%	1.20%	1.21%	1.27%
Ratio of net investment income to average net assets	0.28	%(4)	1.36%	1.11%	0.92%	0.58%	0.77%
Portfolio turnover rate	9.97	%(6)	40.06%	7.76%	5.65%	5.21%	7.48%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

13

SHELTON INTERNATIONAL SELECT EQUITY FUND

(formerly WHV International Equity Fund)

Notes to Financial Statements

October 31, 2016

(Unaudited)

1. Organization and Significant Accounting Policies

The Shelton International Select Equity Fund, (formerly WHV International Equity Fund), (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), and commenced investment operations on December 19, 2008. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares: Class A and Class I Shares. Class A Shares are sold subject to a front-end sales charge. Front-end sales charges may be reduced or waived under certain circumstances. A contingent deferred sales charge (“CDSC”) of up to 1.00% may apply for investments of $1 million or more of Class A Shares of each Fund (and therefore no initial sales charge was paid) and shares are redeemed within 18 months after initial purchase. The CDSC shall not apply to those purchases of Class A Shares of $1 million or more where the selling broker-dealer did not receive a commission. Class C Shares closed on April 15, 2016.

WHV Investments, Inc. (“WHV”), the Fund’s former investment adviser, determined to exit the mutual fund investment advisory business. On June 23, 2016, Shelton Capital Management (“Shelton”) announced an agreement pursuant to which WHV’s in-house Rivington portfolio management team would become employees of Shelton and continue to manage the Fund. Effective July 18, 2016, Shelton succeeded WHV as the investment adviser to the Fund.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Any assets held by the Fund that are denominated

14

SHELTON INTERNATIONAL SELECT EQUITY FUND

(formerly WHV International Equity Fund)

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in accordance with procedures adopted by the Trust’s Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to Shelton Capital Management (“Shelton” or the “Adviser”) the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

15

SHELTON INTERNATIONAL SELECT EQUITY FUND

(formerly WHV International Equity Fund)

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

The following is a summary of the inputs used, as of October 31, 2016, in valuing the Fund’s investments carried at fair value:

			Level 2
			Other	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	10/31/16	Price	Inputs	Inputs
Common Stocks:
Australia	$1,806,483	$—	$1,806,483	$—
Belgium	1,244,830	—	1,244,830	—
Brazil	1,101,898	1,101,898	—	—
Canada	1,466,858	1,466,858	—	—
China	2,908,500	1,233,552	1,674,948	—
Denmark	1,345,947	—	1,345,947	—
France	2,720,988	—	2,720,988	—
Germany	1,150,202	—	1,150,202	—
Hong Kong	1,567,719	—	1,567,719	—
Indonesia	1,676,490	—	1,676,490	—
Israel	1,522,163	1,522,163	—	—
Japan	8,305,698	—	8,305,698	—
Luxembourg	1,543,534	—	1,543,534	—
Netherlands	2,351,676	968,969	1,382,707	—
Poland	1,225,154	—	1,225,154	—
Singapore	1,174,879	—	1,174,879	—
Sweden	1,824,894	—	1,824,894	—
Switzerland	2,723,253	1,398,416	1,324,837	—
Taiwan	1,346,630	1,346,630	—	—
Thailand	1,247,734	—	1,247,734	—
United Kingdom	4,423,874	—	4,423,874	—
Exchange Traded Funds	1,196,651	1,196,651	—	—

Total Investments	$45,876,055	$10,235,137	$35,640,918	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

16

SHELTON INTERNATIONAL SELECT EQUITY FUND

(formerly WHV International Equity Fund)

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, accounting principles generally accepted in the United States of America (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended October 31, 2016, there were no transfers between Levels 1, 2 and 3 for the Fund.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are allocated to each class based upon the relative daily net assets of each class. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund. The Fund’s investment income, expenses (other than class specific) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

17

SHELTON INTERNATIONAL SELECT EQUITY FUND

(formerly WHV International Equity Fund)

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investment securities in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statement of Operations.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and are recorded on ex-date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Currency Risk — The Fund invests in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which the Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund’s NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for the Fund is determined on the basis of U.S. dollars, the Fund may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund’s holdings in foreign securities.

18

SHELTON INTERNATIONAL SELECT EQUITY FUND

(formerly WHV International Equity Fund)

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

Foreign Securities Market Risk — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

2. Transactions with Related Parties and Other Service Providers

For its services, the Adviser is entitled to an investment advisory fee of 0.74% (on an annualized basis), which is calculated daily and paid monthly based on the average daily net assets of the Fund. Prior to July 18, 2016, WHV served as the investment adviser to the Fund. After July 18, 2016, Shelton became the investment adviser to the Fund. WHV, prior to July 18, 2016, and Shelton, after July 18, 2016, contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, interest, extraordinary items, “Acquired Fund” fees and expenses and brokerage commissions) do not exceed (on an annual basis) 1.24% with respect to Class A shares and 0.99% with respect to Class I shares of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2017, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. Prior to February 15, 2016, the Management Fee was 1.00% (on an annual basis) of the Fund’s average daily net assets and the Expense Limitation was (on an annual basis) 1.50% with respect to Class A shares and 1.25% with respect to Class I shares. Shelton is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. Shelton is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount that was in effect at the time of the Expense Limitation amount. For the period from May 1, 2016 through July 17, 2016, WHV earned fees of $76,464 and waived fees of $76,083. For the period from July 18, 2016 through

19

SHELTON INTERNATIONAL SELECT EQUITY FUND

(formerly WHV International Equity Fund)

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

October 31, 2016, Shelton earned fees of $102,016, waived fees of $102,016 and reimbursed fees of $21,010. WHV is no longer eligible to recover any amounts previously waived or reimbursed. As of October 31, 2016, the amount of potential recovery by Shelton was $123,026, which expires on April 30, 2020.

Other Service Providers

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees. For providing transfer agency services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

Foreside Funds Distributors LLC (“the Underwriter”) provides principal underwriting services to the Fund.

The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for Class A Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A Shares plan, the Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% on an annualized basis of the average daily net assets of the Fund’s Class A Shares.

Trustees and Officers

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. The remuneration paid to the Trustees by the Fund during the six months ended October 31, 2016, was $5,720. An employee of BNY Mellon serves as an Officer of the Trust and is not compensated by the Fund or the Trust.

Effective June 1, 2016 and July 1, 2016, JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. JWFM is compensated for the services provided to the Trust. Until May 31, 2016 and June 30, 2016 certain employees of BNY Mellon served as Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. They were not compensated by the Trust or the Funds.

20

SHELTON INTERNATIONAL SELECT EQUITY FUND

(formerly WHV International Equity Fund)

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

Freeh Group International Solutions, LLC provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer.

3. Investment in Securities

For the six months ended October 31, 2016, aggregate purchases and sales of investment securities (excluding U.S. Government and agency short-term investments and other short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$4,677,540	$10,408,177

4. Capital Share Transactions

For the six months ended October 31, 2016 and the year ended April 30, 2016, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended
	October 31, 2016		For the Year Ended
	(Unaudited)		April 30, 2016*
	Shares	Amount	Shares	Amount
Class A Shares
Sales	1,617	$ 25,321	197,720	$ 3,715,891
Reinvestments	—	—	23,922	369,356
Redemptions	(169,046)	(2,710,397)	(1,179,575)	(19,406,293)

Net decrease	(167,429)	$(2,685,076)	(957,933)	$(15,321,046)

Class C Shares
Sales	—	$ —	343	$ 5,000
Reinvestments	—	—	220	3,396
Redemptions	—	—	(8,653)	(125,185)

Net decrease	—	$ —	$ (8,090)	$ (116,789)

21

SHELTON INTERNATIONAL SELECT EQUITY FUND

(formerly WHV International Equity Fund)

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

	For the Six Months Ended
	October 31, 2016		For the Year Ended
	(Unaudited)		April 30, 2016*
	Shares	Amount	Shares	Amount
Class I Shares
Sales	174,831	$2,805,356	6,133,764	$106,747,498
Reinvestments		—	240,629	3,717,717
Redemptions	(531,865)	(8,463,695)	(21,036,904)	(347,164,373)

Net decrease	(357,034)	$(5,658,339)	(14,662,511)	$(236,699,158)

Total net decrease	(524,463)	$(8,343,415)	(15,628,534)	$(252,136,993)

* Class C Shares closed on April 15, 2016.

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the year ended April 30, 2016, the tax characters of distributions paid by the Fund was $5,610,353 of ordinary income dividends. Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of April 30, 2016, the components of distributable earnings on a tax basis were as follows:

Capital Loss	Undistributed	Undistributed	Unrealized	Qualified Late-Year
Carryforward	Ordinary Income	Long-Term Gain	Appreciation	Losses
$(24,978,634)	$557,958	$—	$4,537,473	$(39,576,737)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes.

22

SHELTON INTERNATIONAL SELECT EQUITY FUND

(formerly WHV International Equity Fund)

Notes to Financial Statements (Concluded)

October 31, 2016

(Unaudited)

As of October 31, 2016, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost*	$38,509,499

Gross unrealized appreciation	$8,425,411
Gross unrealized depreciation	(1,058,855)

Net unrealized appreciation	$7,366,556

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Accumulated capital losses represent net capital loss carryovers as of April 30, 2016 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law.

As of April 30, 2016, the Fund had capital loss carryforwards of $24,978,634, of which $3,003,925 were short-term losses, $21,974,709 are long-term losses, and all have an unlimited period of capital loss carryforward.

6. Subsequent Event

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there was the following subsequent event:

At a meeting of the Board of Trustees (the “Board”) of the Trust held on September 29, 2016, the Board approved, upon the recommendation of its current investment adviser, Shelton, an Agreement and Plan of Reorganization between the Trust, on behalf of the Fund, into a newly-created series of the SCM Trust, a Massachusetts business trust. The Board’s decision to reorganize the Fund is subject to shareholder approval. If approved by shareholders, the reorganization is anticipated to close during the first quarter 2017.

On December 13, 2016, the interim investment advisory agreement dated July 18, 2016 between the Trust, on behalf of the Fund, and Shelton terminated. After December 13, 2016, Shelton has continued to provide the Fund with uninterrupted investment advisory services without an investment advisory agreement approved by the Fund’s shareholders as required by the 1940 Act. Shelton will continue to manage the Fund in accordance with the Fund’s investment objective and principal strategies as disclosed in the Fund’s Prospectus.

23

SHELTON INTERNATIONAL SELECT EQUITY FUND

(formerly WHV International Equity Fund)

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 948-4685 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Advisory Agreement

WHV Investments, Inc. (“WHV”), the former investment adviser to the Shelton International Fund (formerly, the WHV International Equity Fund, and referred to herein as the “International Fund “), determined to exit the mutual fund investment advisory business. On July 18, 2016, Shelton Capital Management (“Shelton”) entered into an agreement pursuant to which WHV’s in-house Rivington portfolio management team (“Portfolio Team”) would become employees of Shelton and continue to manage the International Fund (the “Transaction”). In connection with the change in investment adviser from WHV to Shelton, the International Fund’s investment advisory agreement with WHV (“Prior Agreement”) was terminated. Accordingly, at an in-person meeting held on June 20-21, 2016, the FundVantage Board, including the Independent Trustees, unanimously approved a new investment advisory agreement between the International Fund and Shelton (the “New Agreement”). In order for the Portfolio Team to provide uninterrupted services to the International Fund, the FundVantage Board, including the Independent Trustees, also unanimously approved an interim agreement between the International Fund and Shelton (“Interim Agreement”) at the same in-person Board meeting. Effective July 18, 2016, Shelton succeeded WHV as the investment adviser to the International Fund pursuant to the Interim Agreement.

Before considering the Interim Agreement and New Agreement, the FundVantage Board requested information about the Transaction. In determining whether to approve the Interim Agreement and New Agreement, the FundVantage Trustees considered information provided by Shelton in accordance with Section 15(c) of the 1940 Act at the in-person meeting held on June 20-21, 2016. The Trustees considered information that Shelton provided regarding (i) the services to be performed for the International Fund, (ii) the size and qualifications of its portfolio management staff, (iii) any potential or actual material conflicts

24

SHELTON INTERNATIONAL SELECT EQUITY FUND

(formerly WHV International Equity Fund)

Other Information (Continued)

(Unaudited)

of interest which may arise in connection with a portfolio manager’s management of the International Fund, (iv) investment performance, (v) the capitalization and financial condition of Shelton, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the International Fund and other clients, (viii) results of any regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on Shelton’s ability to service the International Fund, and (x) compliance with federal securities laws and other regulatory requirements. The Trustees also noted that they had previously received and reviewed a memorandum from legal counsel regarding the legal standard applicable to their review of the Agreements.

At the in-person meeting, representatives from Shelton joined the meeting via teleconference and discussed the Transaction. They also received information regarding Shelton’s performance, investment strategy, and compliance program in connection with the proposed New Agreement. Representatives of Shelton responded to questions from the FundVantage Board. The FundVantage Board members also inquired about the plans for, and the new roles and responsibilities of, certain current employees and officers of WHV as a result of the Transaction. In connection with the FundVantage Trustees’ review of the Interim Agreement and New Agreement, Shelton reported that: (i) it expected that there will be no adverse changes as a result of Shelton’s addition of the Portfolio Team in the nature, quality, or extent of services currently provided to the International Fund and its shareholders, including investment management, distribution, or other shareholder services; (ii) no material adverse effects on Shelton’s financial condition; (iii) no material adverse changes in personnel or operations are contemplated; and (iv) Shelton intended to honor the expense limitations and reimbursements currently in effect for the International Fund.

In addition to the information provided by Shelton as described above, the FundVantage Trustees also considered all other factors they believed to be relevant to evaluating the Interim Agreement and New Agreement, including the specific matters discussed below. In their deliberations, the FundVantage Trustees did not identify any particular information that was controlling, and different FundVantage Trustees may have attributed different weights to the various factors. However, the FundVantage Trustees determined that the overall arrangements between the International Fund and Shelton, as provided in the Interim Agreement and New Agreement, including the proposed advisory fees, are fair and reasonable in light of the services to be performed, expenses incurred and such other matters as the FundVantage Trustees considered relevant.

In making their decision relating to the approval of the Interim Agreement and New Agreement, the FundVantage Trustees gave attention to the information furnished. The following discussion, however, identifies the primary factors taken into account by the FundVantage Trustees and the conclusions reached in approving the Interim Agreement and New Agreement.

25

SHELTON INTERNATIONAL SELECT EQUITY FUND

(formerly WHV International Equity Fund)

Other Information (Continued)

(Unaudited)

Performance. The FundVantage Trustees considered the investment performance for the International Fund and for similarly managed accounts of the Portfolio Team. The Trustees received performance information for a separate account managed by the Portfolio Team in a substantially similar manner as the International Fund’s current strategy, including a comparison to the MSCI ACWI ex-USA Index (calculated net of taxes applicable to foreign investors who are subject to a foreign tax withholding on dividends received). The Trustees also received performance information for the International Fund as compared to the MSCI EAFE Index (gross of fees) and to the Lipper International Large Cap Growth Index for various periods ending March 31, 2016 and April 30, 2016. The Trustees noted that the Portfolio Team had been managing the International Fund since February 15, 2016, and therefore the Fund’s historical performance was largely that of the Fund’s prior sub-adviser, and not the Rivington PM Team. The Trustees also noted commentary provided by the Portfolio Team regarding the performance data and the various factors contributing to the International Fund’s shorter-term performance.

Fees. The FundVantage Trustees also noted that the representatives of Shelton had provided information regarding its proposed advisory fee and an analysis of this fee in relation to the services proposed to be provided to the International Fund and any other ancillary benefit resulting from Shelton’s relationship with the International Fund. The FundVantage Trustees also reviewed information regarding the fees charged by WHV under the Prior Agreement (and expected to be charged by Shelton) to other clients and evaluated explanations provided by Shelton as to differences in the fees charged to other similarly managed accounts. The FundVantage Trustees reviewed fees charged by other advisers that manage comparable funds with similar strategies.

With respect to the International Fund, the FundVantage Trustees noted that the gross advisory fee of the International Fund was lower than the gross advisory fee of the median of funds in the Lipper International Large Cap Growth Index with $250 million or less in assets. The Trustees noted that the information provided for the International Fund in the Lipper report with respect to net expenses was not reflective of the International Fund’s current expense ratio due to the recent reduction in the International Fund’s advisory fee and expense limitation on February 15, 2016.

Costs. The FundVantage Trustees also considered the costs of the services to be provided by Shelton, the compensation and benefits to be received by Shelton in providing services to the International Fund, as well as Shelton’s profitability. It was noted that the FundVantage Board had been provided with Shelton’s most recent U.S. Return of Partnership Income. The FundVantage Trustees considered any direct or indirect revenues which may be received by Shelton in connection with its management of the International Fund. The FundVantage Trustees noted that the level of profitability is an appropriate factor to consider, and the FundVantage Trustees should be satisfied that Shelton’s profits are sufficient to continue as a healthy concern generally and as investment adviser of the International Fund. Based on the information provided, the FundVantage Trustees concluded that Shelton’s advisory fee level was reasonable in relation to the nature and quality of the services provided, taking into account projected growth of the International Fund.

26

SHELTON INTERNATIONAL SELECT EQUITY FUND

(formerly WHV International Equity Fund)

Other Information (Concluded)

(Unaudited)

Economies of Scale. The FundVantage Trustees considered the extent to which economies of scale would be realized relative to fee level as the International Fund is anticipated to grow, and whether the advisory fee level reflects these economies of scale for the benefit of shareholders. The FundVantage Board noted that economies of scale may be achieved at higher asset levels for the International Fund for the benefit of shareholders, but that because such economies of scale did not yet exist and were not likely to exist in the near term, it was not appropriate to incorporate a mechanism for sharing the benefit of such economies with International Fund shareholders in the advisory fee structure at this time.

After consideration of all the factors, taking into consideration the information presented at the meetings and deliberating in executive session, the FundVantage Board, including the Independent Trustees, unanimously approved the Interim Agreement and New Agreement. In voting to approve the Interim Agreement and New Agreement, the Board considered all factors it deemed relevant and the information presented to the Board by Shelton. In arriving at their decision, the FundVantage Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances. The Board determined that the approval of the Interim Agreement and New Agreement would be in the best interests of the WHV Funds and their shareholders.

27

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Investment Adviser

Shelton Capital Management

1050 17th Street

Suite 1710

Denver, CO 80265

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

SHELTON

INTERNATIONAL

SELECT EQUITY FUND

(formerly WHV

International Equity Fund)

of

FundVantage Trust

Class A Shares

Class I Shares

SEMI-ANNUAL

REPORT

October 31, 2016

(Unaudited)

This report is submitted for the general information of the shareholders of the Shelton International Select Equity Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Shelton International Select Equity Fund.

SIS-1016

SHELTON TACTICAL CREDIT FUND

(formerly WHV/Acuity Tactical Credit Long/Short Fund)

Semi-Annual Report

Performance Data

October 31, 2016

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2016
	Six Months†	1 Year	Since Inception
Class A Shares (with sales charge)*	-1.30%	-0.24%	3.96%
Class A Shares (without sales charge)*	4.76%	5.88%	7.29%
Class I Shares*	4.87%	6.21%	7.55%
Barclays Capital U.S. Aggregate Bond Index	2.69%	2.57%	3.75	%***

Class C Shares**	4.29%	5.14%	5.22%
Barclays Capital U.S. Aggregate Bond Index	2.69%	2.57%	2.86	%***

†	Not Annualized.

*	Class A and I Shares of the Fund commenced operations on December 16, 2014.

**	Class C Shares of the Fund commenced operations on May 1, 2015.

***	Benchmark performance is from inception date of the Class only and is not the inception date of the benchmark itself.

Class A Shares of the Fund have a 5.75% maximum sales charge.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 948-4685. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The returns shown for Class A Shares reflect a deduction for the maximum front-end sales charge of 5.75%. The returns shown for Class C Shares reflect a 1.00% contingent deferred sales charge (“CDSC”).

As stated in the current prospectus dated September 1, 2016, as supplemented on October 11, 2016, the Fund’s “Total Annual Fund Operating Expenses” are 2.93%, 3.68% and 2.68%, and the Fund’s “Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement” are 2.19%, 2.94% and 1.94% for Class A Shares, Class C Shares and Class I Shares, respectively, of the Fund’s average daily net assets. These ratios may differ from the actual expenses incurred by the Fund for the period covered by this report. Shelton Capital Management (“Shelton” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses, excluding taxes, any class-specific expenses (such as Rule 12b-1 distribution fees, shareholder service fees, or transfer agency fees), “Acquired Fund” fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions, do not exceed 1.42% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2018, unless the Board of Trustees approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount that was in effect at the time of the Expense Limitation amount. Total returns would be lower had such fees and/or expenses not been waived and/or reimbursed. The net ratios shown do not include acquired fund fees and expenses estimated to be 0.02% annually.

The Fund evaluates its performance as compared to that of the Barclays Capital U.S. Aggregate Bond Index. Barclays Capital U.S. Aggregate Bond Index is an intermediate term, broad-based index comprised of most U.S. traded investment grade bonds. It is impossible to invest directly in an index.

All mutual fund investing involves risk, including possible loss of principal. The Fund seeks current income and capital appreciation by investing primarily in corporate fixed income and/or equity securities, without restriction as to issuer capitalization, country, credit quality and bond maturity. It takes long positions in securities believed to be undervalued and short positions in securities believed to be overvalued. The potential loss on a short sale theoretically is unlimited because the price of the borrowed security may rise without limit. A rise in interest rates typically causes a decline in the value of fixed income securities. The Fund may invest in non-investment grade fixed income securities, sometimes known as “high-yield bonds” or “junk bonds,” which may subject the Fund to greater credit risk, price volatility and risk of loss than investment grade securities.

1

SHELTON TACTICAL CREDIT FUND

(formerly WHV/Acuity Tactical Credit Long/Short Fund)

Fund Expense Disclosure

October 31, 2016

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from May 1, 2016 through October 31, 2016, and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), if any, or redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

2

SHELTON TACTICAL CREDIT FUND

(formerly WHV/Acuity Tactical Credit Long/Short Fund)

Fund Expense Disclosure (Concluded)

October 31, 2016

(Unaudited)

	Shelton Tactical Credit Fund
	Beginning Account Value May 1, 2016	Ending Account Value October 31, 2016	Expenses Paid During Period*
Class A Shares
Actual	$1,000.00	$1,047.60	$8.77
Hypothetical (5% return before expenses)	1,000.00	1,016.64	8.64
Class C Shares
Actual	$1,000.00	$1,042.90	$12.62
Hypothetical (5% return before expenses)	1,000.00	1,012.85	12.43
Class I Shares
Actual	$1,000.00	$1,048.70	$7.49
Hypothetical (5% return before expenses)	1,000.00	1,017.90	7.38

*

Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2016 of 1.70%, 2.45% and 1.45% for Class A, Class C and Class I Shares, respectively, of the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Fund’s ending account values on the first line in the table are based on the actual six-month total returns for the Fund of 4.76%, 4.29% and 4.87% for Class A, Class C and Class I Shares, respectively. These amounts include fees on securities sold short. The annualized amount of fees on securities sold short was 0.03% for Class A, Class C and Class I Shares, respectively, of the Fund’s average net assets.

3

SHELTON TACTICAL CREDIT FUND

(formerly WHV/Acuity Tactical Credit Long/Short Fund)

Portfolio Holdings Summary Table

October 31, 2016

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

	% of Net Assets	Value
Corporate Bonds and Notes
Telecommunications	16.1%	$ 5,574,600
Computers	13.9	4,834,319
Software	8.1	2,809,375
Environmental Control	7.2	2,498,809
Commercial Services	5.8	2,000,000
Healthcare-Services	5.6	1,955,000
Food	4.4	1,522,500
Media	3.9	1,350,629
Holding Companies-Diversified	3.8	1,307,812
Metal-Fabricate/Hardware	3.6	1,248,000
Healthcare Products	3.5	1,206,250
Auto Manufacturers	3.0	1,032,500
Retail	3.0	1,031,250
Diversified Financial Services	2.8	977,500
Machinery-Construction & Mining	2.5	872,500
Options Purchased	0.1	35,250
Registered Investment Company	12.3	4,278,263
Exchange Traded Funds	7.3	2,538,200
Liabilities in Excess of Other Assets	(6.9)	(2,398,725)

NET ASSETS	100.0%	$34,674,032

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

4

SHELTON TACTICAL CREDIT FUND

(formerly WHV/Acuity Tactical Credit Long/Short Fund)

Portfolio of Investments

October 31, 2016

(Unaudited)

	Par Value	Value

CORPORATE BONDS AND NOTES — 87.2%
Auto Manufacturers — 3.0%
BCD Acquisition, Inc. 9.63%, 09/15/2023 (a)	$1,000,000	$1,032,500

Commercial Services — 5.8%
Herc Rentals, Inc. 7.50%, 06/01/2022 (a)	2,000,000	2,000,000

Computers — 13.9%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 7.13%, 06/15/2024 (a)	1,250,000	1,369,319
Western Digital Corp. 10.50%, 04/01/2024 (a)	3,000,000	3,465,000

		4,834,319

Diversified Financial Services — 2.8%
Jefferies Finance, LLC 7.50%, 04/15/2021 (a)	1,000,000	977,500

Environmental Control — 7.2%
ADS Waste Holdings, Inc. 8.25%, 10/01/2020	1,215,000	1,269,675
Casella Waste Systems, Inc. 7.75%, 02/15/2019	1,204,000	1,229,134

		2,498,809

Food — 4.4%
SUPERVALU, Inc. 7.75%, 11/15/2022	1,500,000	1,522,500

Healthcare-Products — 3.5%
Kinetic Concepts, Inc. / KCI USA, Inc. 12.50%, 11/01/2021 (a)	1,250,000	1,206,250

Healthcare-Services — 5.6%
Tenet Healthcare Corp. 8.13%, 04/01/2022	2,000,000	1,955,000

Holding Companies-Diversified — 3.8%
Argos Merger Sub, Inc. 7.13%, 03/15/2023 (a)	1,250,000	1,307,812

Machinery-Construction & Mining — 2.5%
BlueLine Rental Finance Corp. 7.00%, 02/01/2019 (a)	1,000,000	872,500

Media — 3.9%
Univision Communications, Inc. 8.50%, 05/15/2021 (a)	37,000	38,129

	Par Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Media — (Continued)
WideOpenwest Finance, LLC / WideOpenwest Capital Corp. 10.25%, 07/15/2019	$1,250,000	$1,312,500

		1,350,629

Metal-Fabricate/Hardware — 3.6%
Novelis Corp. 6.25%, 08/15/2024 (a)	1,200,000	1,248,000

Retail — 3.0%
Neiman Marcus Group Ltd., LLC 8.00%, 10/15/2021 (a)	1,250,000	1,031,250

Software — 8.1%
First Data Corp. 7.00%, 12/01/2023 (a)	1,250,000	1,309,375
Inception Merger Sub, Inc. / Rackspace Hosting, Inc. 8.63%, 11/15/2024 (a)	1,500,000	1,500,000

		2,809,375

Telecommunications — 16.1%
Altice Luxembourg SA 7.63%, 02/15/2025 (a)	1,500,000	1,560,000
Frontier Communications Corp., Sr. Unsec. Notes 11.00%, 09/15/2025	1,500,000	1,535,850
Sprint Corp. 7.63%, 02/15/2025	1,500,000	1,451,250
Wind Acquisition Finance SA (Luxembourg) 7.38%, 04/23/2021 (a)	1,000,000	1,027,500

		5,574,600

TOTAL CORPORATE BONDS AND NOTES (Cost $29,286,197)		30,221,044

	Contracts

OPTIONS PURCHASED — 0.1%

Put Options — 0.1%
iShares iBoxx $ High Yield Corporation Bond ETF Expires 11/18/2016 Strike Price $85	750	35,250

TOTAL OPTIONS PURCHASED (Cost $60,780)		35,250

The accompanying notes are an integral part of the financial statements.

5

SHELTON TACTICAL CREDIT FUND

(formerly WHV/Acuity Tactical Credit Long/Short Fund)

Portfolio of Investments (Concluded)

October 31, 2016

(Unaudited)

	Number of Shares	Value

REGISTERED INVESTMENT COMPANY — 12.3%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Shares, 0.32%(b)	4,278,263	$4,278,263

TOTAL REGISTERED INVESTMENT COMPANY (Cost $4,278,263)		4,278,263

EXCHANGE TRADED FUNDS — 7.3%
SPDR Bloomberg Barclays High Yield Bond Fund	70,000	2,538,200

TOTAL EXCHANGE TRADED FUNDS (Cost $2,566,309)		2,538,200

TOTAL INVESTMENTS - 106.9%		37,072,757

(Cost $36,191,549)

LIABILITIES IN EXCESS OF OTHER ASSETS - (6.9)%		(2,398,725)

NET ASSETS - 100.0%		$34,674,032

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At October 31, 2016, these securities amounted to $19,945,135 or 57.5% of net assets. These securities have been determined by the Adviser to be liquid securities.
(b)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2016.

SPDR   Standard & Poor’s Depository Receipt

The accompanying notes are an integral part of the financial statements.

6

SHELTON TACTICAL CREDIT FUND

(formerly WHV/Acuity Tactical Credit Long/Short Fund)

Statement of Assets and Liabilities

October 31, 2016

(Unaudited)

Assets
Investments, at value (Cost $36,191,549)*	$37,072,757
Receivable for investments sold	2,539,929
Receivable for capital shares sold	78,997
Dividends receivable	478,028
Receivable from Investment Adviser	221
Prepaid expenses and other assets	40,994

Total assets	40,210,926

Liabilities

Payable for investments purchased	1,868,750
Payable for capital shares redeemed	44,544
Due to custodian	2,990,445
Due to broker	567,295
Payable for administration and accounting fees	23,614
Payable for transfer agent fees	15,460
Payable for custodian fees	6,002
Payable for Trustees and Officers	1,022
Payable for distributions to shareholders	262
Accrued expenses	19,500

Total liabilities	5,536,894

Net Assets	$34,674,032

Net Assets Consist of:
Capital stock, $0.01 par value	$33,237
Paid-in capital	35,466,900
Accumulated net investment income	69,742
Accumulated net realized loss from investments and written options	(1,777,055)
Net unrealized appreciation on investments and written options	881,208

Net Assets	$34,674,032

* Includes purchased options of $35,250. Primary risk exposure is interest rate contracts.
Class A Shares:
Net asset value and redemption price per share ($17,803,142 / 1,707,048 shares)	$10.43

Maximum offering price per share (100/94.25 of $10.43)	$11.07

Class C Shares:
Net asset value, offering and redemption price per share ($1,664,677 / 160,057 shares)	$10.40

Class I Shares:
Net asset value, offering and redemption price per share ($15,206,213 / 1,456,547 shares)	$10.44

The accompanying notes are an integral part of the financial statements.

7

SHELTON TACTICAL CREDIT FUND

(formerly WHV/Acuity Tactical Credit Long/Short Fund)

Statement of Operations

For the Six Months Ended October 31, 2016

(Unaudited)

Investment Income
Dividends	$14,116
Interest	1,206,184

Total investment income	1,220,300

Expenses
Advisory fees (Note 2)	179,223
Registration and filing fees	60,149
Transfer agent fees (Note 2)	43,705
Administration and accounting fees (Note 2)	36,131
Distribution fees (Class A Shares) (Note 2)	17,779
Legal fees	12,987
Audit fees	12,806
Printing and shareholder reporting fees	11,494
Custodian fees (Note 2)	10,993
Distribution fees (Class C Shares) (Note 2)	7,268
Trustees’ and officers’ fees (Note 2)	5,163
Dividends, Interest and fees on securities sold short	4,527
Shareholder services fees	2,423
Other expenses	10,966

Total expenses before waivers and reimbursements	415,614

Less: waivers and reimbursements (Note 2)	(166,099)

Net expenses after waivers and reimbursements	249,515

Net investment income	970,785

Net realized and unrealized gain/(loss) from investments:
Net realized gain from investments*	326,448
Net realized gain from written options	31,514
Net change in unrealized appreciation/(depreciation) on investments**	(160,822)
Net change in unrealized appreciation/(depreciation) on written options***	(15,735)

Net realized and unrealized gain on investments	181,405

Net increase in net assets resulting from operations	$1,152,190

*	Includes realized loss on purchased options of $(141,525). Primary risk exposure is equity contracts.
**	Includes net change in unrealized appreciation on purchased options of $24,009, of which $49,539 the primary risk exposure was equity contracts and $(25,530) the primary risk exposure was interest rate contracts.
***	Primary risk exposure is equity contracts.

The accompanying notes are an integral part of the financial statements.

8

SHELTON TACTICAL CREDIT FUND

(formerly WHV/Acuity Tactical Credit Long/Short Fund)

Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2016 (Unaudited)	For the Year Ended April 30, 2016
Increase in Net Assets from Operations:
Net investment income	$970,785	$1,866,131
Net realized gain/(loss) from investments and securities sold short	357,962	(2,083,100)
Net change in unrealized appreciation/(depreciation) on investments and securities sold short	(176,557)	1,035,561

Net increase in net assets resulting from operations	1,152,190	818,592

Less Dividends and Distributions to Shareholders:
Net investment income:
Class A Shares	(595,504)	(266,216)
Class C Shares	(79,625)	(44,628)
Class I Shares	(655,941)	(1,170,977)

Total net investment income	(1,331,070)	(1,481,821)

Net realized capital gains:
Class A Shares	—	(28,440)
Class C Shares	—	(5,095)
Class I Shares	—	(115,654)

Total net realized capital gains	—	(149,189)

Net decrease in net assets from dividends and distributions to shareholders	(1,331,070)	(1,631,010)

Increase in Net Assets Derived from Capital Share Transactions (Note 4)	5,384,750	25,706,602

Total increase in net assets	5,205,870	24,894,184

Net assets
Beginning of period	29,468,162	4,573,978

End of period	$34,674,032	$29,468,162

Accumulated net investment income, end of period	$69,742	$430,027

The accompanying notes are an integral part of the financial statements.

9

SHELTON TACTICAL CREDIT FUND

(formerly WHV/Acuity Tactical Credit Long/Short Fund)

Financial Highlights

Contained below is per share operating performance data for Class A Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class A Shares
	For the Six Months Ended October 31, 2016 (Unaudited)		For the Year Ended April 30, 2016	For the Period December 16, 2014* to April 30, 2015
Per Share Operating Performance
Net asset value, beginning of period	$10.47		$10.38	$10.00

Net investment income(1)	0.33		0.55	0.11
Net realized and unrealized gain/(loss) on investments	0.11		(0.08)	0.35

Net increase in net assets resulting from operations	0.44		0.47	0.46

Dividends and distributions to shareholders from:
Net investment income	(0.48)		(0.35)	(0.08)
Net realized capital gains	—		(0.03)	—

Total distributions	(0.48)		(0.38)	(0.08)

Net asset value, end of period	$10.43		$10.47	$10.38

Total investment return(2)	4.76%		4.66%	4.57	%(3)
Ratio/Supplemental Data
Net assets, end of period (in thousands)	$17,803		$11,392	$126
Ratio of expenses to average net assets with waivers and expense reimbursements	1.70	%(4)	1.86%	1.68	%(4)
Ratio of expenses to average net assets without waivers and expense reimbursements(5)(6)	2.79	%(4)	2.91%	6.60	%(4)
Ratio of net investment income to average net assets	6.28	%(4)	5.29%	2.97	%(4)
Portfolio turnover rate	158.99	%(3)	695.09%	532.05	%(3)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized. Total investment return does not reflect the impact of the maximum front-end sales load of 5.75%. If reflected, the return would be lower.
(3)	Not annualized.
(4)	Annualized.
(5)	Expense ratio includes dividend and interest expense and fees related to securities sold short. Excluding such dividend and interest expense and fees, the ratio of expenses to average net assets would be 2.76%, 2.41% and 6.60%, for the period ended October 31, 2016, for the year ended April 30, 2016 and for the period ended April 30, 2015, respectively.
(6)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).

The accompanying notes are an integral part of the financial statements.

10

SHELTON TACTICAL CREDIT FUND

(formerly WHV/Acuity Tactical Credit Long/Short Fund)

Financial Highlights (Continued)

Contained below is per share operating performance data for Class C Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class C Shares
	For the
	Six Months Ended		For the Period
	October 31, 2016		May 01, 2015*
	(Unaudited)		to April 30, 2016
Per Share Operating Performance
Net asset value, beginning of period	$10.43		$10.38

Net investment income(1)	0.29		0.46
Net realized and unrealized loss on investments	0.11		(0.06)

Net increase in net assets resulting from operations	0.40		0.40

Dividends and distributions to shareholders from:
Net investment income	(0.43)		(0.32)
Net realized capital gains	—		(0.03)

Total distributions	(0.43)		(0.35)

Net asset value, end of period	$10.40		$10.43

Total investment return(2)	4.29%		3.90	%(3)
Ratio/Supplemental Data
Net assets, end of period (in thousands)	$1,665		$1,937
Ratio of expenses to average net assets with waivers and expense reimbursements	2.45	%(4)	2.61	%(4)
Ratio of expenses to average net assets without waivers and expense reimbursements(5)(6)	3.53	%(4)	3.66	%(4)
Ratio of net investment income to average net assets	5.48	%(4)	4.54	%(4)
Portfolio turnover rate	158.99	%(3)	695.09	%(3)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized. Total investment return does not reflect any applicable sales charge.
(3)	Not annualized.
(4)	Annualized.
(5)	Expense ratio includes dividend and interest expense and fees related to securities sold short. Excluding such dividend and interest expense and fees, the ratio of expenses to average net assets would be 3.50% and 3.15% for the period ended October 31, 2016 and for the period ended April 30, 2016, respectively.
(6)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).

The accompanying notes are an integral part of the financial statements.

11

SHELTON TACTICAL CREDIT FUND

(formerly WHV/Acuity Tactical Credit Long/Short Fund)

Financial Highlights (Continued)

Contained below is per share operating performance data for Class I Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class I Shares
	For the
	Six Months Ended		For the	For the Period
	October 31, 2016		Year Ended	December 16, 2014*
	(Unaudited)		April 30, 2016	to April 30, 2015
Per Share Operating Performance
Net asset value, beginning of period	$10.46		$10.38	$10.00

Net investment income(1)	0.34		0.56	0.12
Net realized and unrealized gain/(loss) on investments	0.13		(0.08)	0.34

Net increase in net assets resulting from operations	0.47		0.48	0.46

Dividends and distributions to shareholders from:
Net investment income	(0.49)		(0.37)	(0.08)
Net realized capital gains	—		(0.03)	—

Total distributions	(0.49)		(0.40)	(0.08)

Net asset value, end of period	$10.44		$10.46	$10.38

Total investment return(2)	4.87%		4.78%	4.60	%(3)
Ratio/Supplemental Data
Net assets, end of period (in thousands)	$15,206		$16,139	$4,448
Ratio of expenses to average net assets with waivers and expense reimbursement	1.45	%(4)	1.61%	1.42	%(4)
Ratio of expenses to average net assets without waivers and expense reimbursement(5)(6)	2.53	%(4)	2.66%	6.35	%(4)
Ratio of net investment income to average net assets	6.51	%(4)	5.54%	3.22	%(4)
Portfolio turnover rate	158.99	%(3)	695.09%	532.05	%(3)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Not annualized.
(4)	Annualized.
(5)	Expense ratio includes dividend and interest expense and fees related to securities sold short. Excluding such dividend and interest expense and fees, the ratio of expenses to average net assets would be 2.50%, 2.15% and 6.35% for the period ended October 31, 2016, for the year ended April 30, 2016 and for the period ended April 30, 2015, respectively.
(6)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).

The accompanying notes are an integral part of the financial statements.

12

SHELTON TACTICAL CREDIT FUND

(formerly WHV/Acuity Tactical Credit Long/Short Fund)

Notes to Financial Statements

October 31, 2016

(Unaudited)

1. Organization and Significant Accounting Policies

The Shelton Tactical Credit Fund, (formerly WHV/Acuity Tactical Credit Long/Short Fund), (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), which commenced investment operations on December 16, 2014. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares: Class A, Class C and Class I Shares. Class A Shares are sold subject to a front-end sales charge. Front-end sales charges may be reduced or waived under certain circumstances. A contingent deferred sales charge (“CDSC”) of up to 1.00% may apply for investments of $1 million or more of Class A Shares of the Fund (and therefore no initial sales charge was paid) and shares are redeemed within 18 months after initial purchase. The CDSC shall not apply to those purchases of Class A Shares of $1 million or more where Foreside Funds Distributors LLC (the “Underwriter”) did not pay a commission to the selling broker-dealer. A CDSC of up to 1.00% will be assessed when Class C Shares are redeemed within 12 months after initial purchase. The CDSC shall not apply to those purchases of Class C Shares where the selling broker-dealer did not receive a commission.

The investment adviser for the Fund is Shelton Capital Management (“Shelton” or the “Adviser”). WHV Investments, Inc. (“WHV”), the Fund’s former investment adviser, determined to exit the mutual fund investment advisory business. On June 23, 2016, Shelton announced an agreement pursuant to which the portfolio management team of Acuity Capital Management, LLC, the Fund’s then Sub-Adviser, would become employees of Shelton and continue to manage the Fund. Effective July 1, 2016, Shelton succeeded WHV as the investment adviser of the Fund.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities held by the Fund are valued at their last sale price on the NYSE on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the last asked price and the last bid price prior to the market close. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the last asked price and the last bid price prior to market close. The value of such securities quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system, but not listed on the National Market System, shall be valued at the mean between closing asked price and the closing bid price. Unlisted securities that are not quoted on NASDAQ and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates market value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

13

SHELTON TACTICAL CREDIT FUND

(formerly WHV/Acuity Tactical Credit Long/Short Fund)

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The fair value of the Fund’s bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value at 10/31/16	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Corporate Bonds and Notes	$30,221,044	$—	$30,221,044	$—
Purchased Options on Equity Contracts	35,250	35,250	—	—
Registered Investment Company	4,278,263	4,278,263	—	—
Exchange Traded Funds	2,538,200	2,538,200	—	—

Total Assets	$37,072,757	$6,851,713	$30,221,044	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or are otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of

14

SHELTON TACTICAL CREDIT FUND

(formerly WHV/Acuity Tactical Credit Long/Short Fund)

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended October 31, 2016, there were no transfers between Levels 1, 2 and 3 for the Fund.

Purchased Options — The Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives. The Fund purchases option contracts. This transaction is used to hedge against the values of equities. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

Options Written — The Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives and may enter into options written to hedge the values of equities. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. The Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid. As of October 31, 2016, all of the Fund’s written options are exchange-traded options.

The Fund had transactions in written options for the period ended October 31, 2016 as follows:

	Number of Contracts	Premium
Outstanding, April 30, 2016	350	$16,785
Put Options Written	550	14,729
Put Options Expired	(900)	(31,514)

Outstanding, October 31, 2016	—	$—

As of October 31, 2016, the Fund has options written valued at $0.

15

SHELTON TACTICAL CREDIT FUND

(formerly WHV/Acuity Tactical Credit Long/Short Fund)

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

For the period ended October 31, 2016, the Fund’s average quarterly volume of derivatives was as follows:

Purchased Options (Cost)	Written Options (Proceeds)
$50,294	$(8,708)

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund. The Fund’s investment income, expenses (other than class-specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Short Sales — The Fund’s short sales are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. The Fund will comply with guidelines established by the Security and Exchange Commission and other applicable regulatory bodies with respect to coverage of short sales.

16

SHELTON TACTICAL CREDIT FUND

(formerly WHV/Acuity Tactical Credit Long/Short Fund)

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

In accordance with the terms of its prime brokerage agreements, the Fund may receive rebate income or be charged fees on securities sold short. Such income or fee is calculated on a daily basis based upon the market value of securities sold short and a variable rate that is dependent upon the availability of such security. For the six months ended October 31, 2016, the Fund had net rebate charges of $2,910 on securities sold short. This amount is included in dividends, interest and fees on securities sold short on the Statement of Operations.

Payment-In-Kind Securities — The Fund may invest in payment-in-kind securities (“PIK”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates, interest rates, and associated risks as the original bonds. For the six months ended October 31, 2016, there were no in-kind payments received by the Fund with respect to PIK securities.

Debt Investment Risk — Debt investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates. There is a risk that an issuer of a Fund’s debt investments may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high-yield/high-risk bonds, e.g., bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or if unrated are of comparable quality as determined by the manager, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Debt investments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise.

2. Transactions with Related Parties and Other Service Providers

For its services, the Adviser is entitled to an investment advisory fee of 1.17% (on an annualized basis), which is calculated daily and paid monthly based on the average daily net assets of the Fund. Prior to July 1, 2016, WHV served as the investment adviser to the Fund. After July 1, 2016, Shelton became the investment adviser to the Fund. WHV, prior to July 1, 2016, and Shelton, after July 1, 2016, contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses, excluding taxes, any class-specific expenses (such as Rule 12b-1 distribution fees, shareholder service fees, or transfer agency fees), “Acquired Fund“ fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions, do not exceed 1.42% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2018, unless the Board of Trustees approves its earlier termination. Under a separate contractual agreement, WHV, prior to July 1, 2016, and Shelton, after July 1, 2016, contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund in an amount equal to the Fund’s dividend and interest expense on securities sold short through August 31, 2016. Shelton is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. Shelton is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount that was in effect at the time of the Expense Limitation amount. For the period from May 1, 2016 through June 30, 2016, WHV earned fees of $59,283 and waived fees of $43,943. For the period from July 1, 2016 through October 31, 2016, Shelton earned fees of $119,940, waived fees of $119,940 and reimbursed fees of $2,216. WHV is no longer eligible to recover any amounts previously waived or reimbursed. As of October 31, 2016, the amount of potential recovery by Shelton was $122,156, which expires on April 30, 2020.

17

SHELTON TACTICAL CREDIT FUND

(formerly WHV/Acuity Tactical Credit Long/Short Fund)

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

Other Service Providers

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees. For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

BNY Mellon and the Custodian have the ability to recover such amounts previously waived if each Fund terminates its agreements with BNY Mellon or the Custodian within three years of signing the agreements.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund.

The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for Class A and Class C Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A and Class C Shares plan, the Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% and 1.00% (0.75% Rule 12b-1 distribution fee and 0.25% shareholder service fee), respectively, on an annualized basis of the average daily net assets of the Fund’s Class A and Class C Shares.

Trustees and Officers

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. The remuneration paid to the Trustees by the Fund during the six months ended October 31, 2016 was $8,341. An employee of BNY Mellon serves as an Officer of the Trust and is not compensated by the Fund or the Trust.

Effective June 1, 2016 and July 1, 2016, JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. JWFM is compensated for the services provided to the Trust. Until May 31, 2016 and June 30, 2016 certain employees of BNY Mellon served as Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. They were not compensated by the Trust or the Funds.

Freeh Group International Solutions, LLC provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer.

3. Investment in Securities

For the six months ended October 31, 2016, aggregate purchases and sales of investment securities (excluding other short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$52,934,684	$44,426,075

18

SHELTON TACTICAL CREDIT FUND

(formerly WHV/Acuity Tactical Credit Long/Short Fund)

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

4. Capital Share Transactions

For the six months ended October 31, 2016 and the year ended April 30, 2016, transactions in capital shares of the Fund (authorized shares unlimited) were as follows:

	For the Six Months Ended
	October 31, 2016		For the Year Ended
	(Unaudited)		April 30, 2016
	Shares	Amount	Shares	Amount
Class A Shares
Sales	1,231,282	$12,946,452	1,513,783	$15,788,235
Reinvestments	54,495	565,628	26,620	272,506
Redemptions	(666,723)	(6,949,107)	(464,521)	(4,790,944)

Net increase	619,054	$6,562,973	1,075,882	$11,269,797

Class C Shares
Sales	5,605	$59,060	188,766	$1,966,870
Reinvestments	7,718	79,625	4,746	48,450
Redemptions	(38,911)	(408,564)	(7,867)	(79,809)

Net increase/(decrease)	(25,588)	$(269,879)	185,645	$1,935,511

Class I Shares
Sales	524,614	$5,505,374	4,247,915	$44,701,987
Reinvestments	60,278	624,474	88,463	906,029
Redemptions	(671,977)	(7,038,192)	(3,221,276)	(33,106,722)

Net increase/(decrease)	(87,085)	$(908,344)	1,115,102	$12,501,294

Total net increase	506,381	$5,384,750	2,376,629	$25,706,602

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the year ended April 30, 2016, the tax character of distributions paid by the Fund was $1,630,748 of ordinary income dividends. Distributions from short-term capital gains are treated as ordinary income for federal income tax purposes.

As of April 30, 2016, the components of distributable earnings on a tax basis were as follows:

				Qualified
Capital Loss	Undistributed	Undistributed	Unrealized	Late-Year	Other Temporary
Carryforward	Ordinary Income	Long-Term Gain	Appreciation	Losses	Differences
$—	$430,289	$—	$249,213	$(1,326,465)	$(262)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes.

19

SHELTON TACTICAL CREDIT FUND

(formerly WHV/Acuity Tactical Credit Long/Short Fund)

Notes to Financial Statements (Concluded)

October 31, 2016

(Unaudited)

As of October 31, 2016, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost*	$36,191,549

Gross unrealized appreciation	$1,183,030
Gross unrealized depreciation	(301,822)

Net unrealized appreciation	$881,208

*

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year. For the year ended April 30, 2016, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until May 1, 2016. For the year ended April 30, 2016, the Fund had short-term capital loss deferral of $1,297,992 and long-term capital loss deferral of $28,473.

Accumulated capital losses represent net capital loss carryovers as of April 30, 2016 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of April 30, 2016, the Fund did not have any capital loss carryforwards.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there was the following subsequent event:

At a meeting of the Board of Trustees (the “Board”) of the Trust held on September 29, 2016, the Board approved, upon the recommendation of its current investment adviser, Shelton, an Agreement and Plan of Reorganization between the Trust, on behalf of the Fund, into a newly-created series of the SCM Trust, a Massachusetts business trust. The Board’s decision to reorganize the Fund is subject to shareholder approval. If approved by shareholders, the reorganization is anticipated to close during the first quarter 2017.

On November 27, 2016, the interim investment advisory agreement dated July 1, 2016 between the Trust, on behalf of the Fund, and Shelton terminated. After November 27, 2016, Shelton has continued to provide the Fund with uninterrupted investment advisory services without an investment advisory agreement approved by the Fund’s shareholders as required by the 1940 Act. Shelton will continue to manage the Fund in accordance with the Fund’s investment objective and principal strategies as disclosed in the Fund’s Prospectus.

20

SHELTON TACTICAL CREDIT FUND

(formerly WHV/Acuity Tactical Credit Long/Short Fund)

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 948-4685 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Advisory Agreement

WHV Investments, Inc. (“WHV”), the former investment adviser to the Shelton Tactical Credit Fund (formerly, the WHV/Acuity Tactical Credit Long Short Fund, and referred to herein as the “Tactical Credit Fund”), determined to exit the mutual fund investment advisory business. On July 1, 2016, Shelton Capital Management (“Shelton”) entered into an agreement pursuant to which the portfolio management team of Acuity Capital Management, LLC (“Acuity”), the Shelton Tactical Credit Fund’s then sub-adviser, would become employees of Shelton and continue to manage the Shelton Tactical Credit Fund (the “Transaction”). The portfolio management team is comprised of Howard Needle, David Harris and John Harnisch (the “Portfolio Team”). In connection with the change in investment adviser from WHV to Shelton, the Shelton Tactical Credit Fund’s investment advisory agreement with WHV (“Prior Agreement”) was terminated. Accordingly, at an in-person meeting held on June 20-21, 2016 (the “Meeting”), the FundVantage Board, including the Independent Trustees, unanimously approved a new investment advisory agreement between the Shelton Tactical Credit Fund and Shelton (the “New Agreement”). In order for the Portfolio Team to provide uninterrupted services to the Shelton Tactical Credit Fund, the FundVantage Board, including the Independent Trustees, also unanimously approved an interim agreement between the Shelton Tactical Credit Fund and Shelton (“Interim Agreement”) at the same in-person Board meeting. Effective July 1, 2016, Shelton succeeded WHV as the investment adviser to the Shelton Tactical Credit Fund pursuant to the Interim Agreement.

Before considering the Interim Agreement and New Agreement, the FundVantage Board requested information about the Transaction. In determining whether to approve the Interim Agreement and New Agreement, the FundVantage Trustees considered information provided by Shelton in accordance with Section 15(c) of the 1940 Act at the in-person meeting held on June 20-21, 2016. The Trustees considered information that Shelton provided regarding (i) the services to be performed for the Shelton Tactical Credit Fund, (ii) the size and qualifications of its portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of the Shelton Tactical Credit Fund, (iv) investment performance, (v) the capitalization and financial condition of Shelton, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Shelton Tactical Credit Fund and other clients, (viii) results of any regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on Shelton’s ability to service the Shelton Tactical Credit Fund, and (x) compliance with federal securities laws and other regulatory requirements. The Trustees also noted that they had previously received and reviewed a memorandum from legal counsel regarding the legal standard applicable to their review of the Agreements.

21

SHELTON TACTICAL CREDIT FUND

(formerly WHV/Acuity Tactical Credit Long/Short Fund)

Other Information

(Unaudited) (Continued)

At the Meeting, representatives from Shelton joined the meeting via teleconference and discussed the Transaction. They also received information regarding Shelton’s performance, investment strategy, and compliance program in connection with the proposed New Agreement. Representatives of Shelton responded to questions from the FundVantage Board. The FundVantage Board members also inquired about the plans for, and the new roles and responsibilities of, certain current employees and officers of WHV and Acuity as a result of the Transaction. In connection with the FundVantage Trustees’ review of the Interim Agreement and New Agreement, Shelton reported that: (i) it expected that there will be no adverse changes as a result of Shelton’s addition of the Acuity PM Team in the nature, quality, or extent of services currently provided to the Shelton Tactical Credit Fund and its shareholders, including investment management, distribution, or other shareholder services; (ii) no material adverse effects on Shelton’s financial condition; (iii) no material adverse changes in personnel or operations are contemplated; and (iv) Shelton intended to honor the expense limitations and reimbursements currently in effect for the Shelton Tactical Credit Fund.

In addition to the information provided by Shelton as described above, the FundVantage Trustees also considered all other factors they believed to be relevant to evaluating the Interim Agreement and New Agreement, including the specific matters discussed below. In their deliberations, the FundVantage Trustees did not identify any particular information that was controlling, and different FundVantage Trustees may have attributed different weights to the various factors. However, the FundVantage Trustees determined that the overall arrangements between the Tactical Credit Fund and Shelton, as provided in the Interim Agreement and New Agreement, including the proposed advisory fees, are fair and reasonable in light of the services to be performed, expenses incurred and such other matters as the FundVantage Trustees considered relevant.

In making their decision relating to the approval of the Interim Agreement and New Agreement, the FundVantage Trustees gave attention to the information furnished. The following discussion, however, identifies the primary factors taken into account by the FundVantage Trustees and the conclusions reached in approving the Interim Agreement and New Agreement.

Performance. The FundVantage Trustees considered the investment performance for the Shelton Tactical Credit Fund and for similarly managed accounts of the Portfolio Team. The FundVantage Trustees received the historical performance charts for the Shelton Tactical Credit Fund as compared to the median of the Lipper Alternative Multi-Strategy Fund Index, the Shelton Tactical Credit Fund’s applicable Lipper peer group, for the year-to-date, one year and since inception periods ended March 31, 2016. The charts showed that the Class A shares and the Class I shares of the Shelton Tactical Credit Fund had outperformed the median of the Lipper Alternative Multi Strategy Fund Index for the year-to-date, one year and since inception periods ended March 31, 2016 and the Class C shares of the Shelton Tactical Credit Fund outperformed the median of the Lipper Alternative Multi Strategy Fund Index for the year-to-date and since inception periods ended March 31, 2016. The FundVantage Trustees also noted the commentary provided by the Acuity PM Team regarding the performance data and the various factors contributing to the Shelton Tactical Credit Fund’s performance. The FundVantage Trustees concluded that the performance of the Shelton Tactical Credit Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the meeting.

Fees. The FundVantage Trustees also noted that the representatives of Shelton had provided information regarding its proposed advisory fee and an analysis of this fee in relation to the services proposed to be provided to the Shelton Tactical Credit Fund and any other ancillary benefit resulting from Shelton’s relationship with the Shelton Tactical Credit Fund. The FundVantage Trustees also reviewed information regarding the fees currently charged by WHV and Acuity (and expected to be charged by Shelton) to other clients and evaluated explanations provided by Shelton as to differences in the fees charged to other similarly managed accounts. The FundVantage Trustees reviewed fees charged by other advisers that manage comparable funds with similar strategies.

The FundVantage Trustees noted that the net total expense ratio and gross advisory fee of the Shelton Tactical Credit Fund’s Class A shares and Class C shares were lower than the net total expense ratio and gross advisory fee of the median of funds with a similar share class in the Lipper Alternative Multi-Strategy Fund Index with $250 million or

22

SHELTON TACTICAL CREDIT FUND

(formerly WHV/Acuity Tactical Credit Long/Short Fund)

Other Information

(Unaudited) (Concluded)

less in assets. They further noted that the net total expense ratio of the Shelton Tactical Credit Fund’s Class I shares was lower than the net total expense ratio of the median of funds with a similar share class in the Lipper Alternative Multi-Strategy Fund Index with $250 million or less in assets and the gross advisory fee was equal to the median of the gross advisory fee of the median of funds with a similar share class in the Lipper Alternative Multi-Strategy Fund Index with $250 million or less in assets. The FundVantage Trustees also discussed the limitations of the comparative expense information of the Shelton Tactical Credit Fund, given the potential varying nature, extent and quality of the services provided by the advisors of other portfolios included in comparative the Lipper Alternative Multi-Strategy Fund Index. The FundVantage Trustees concluded that the proposed advisory fees and services expected to be provided by Shelton are sufficiently consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Shelton Tactical Credit Fund as measured by the information provided at the June 20-21, 2016 in-person meeting.

Costs. The FundVantage Trustees also considered the costs of the services to be provided by Shelton, the compensation and benefits to be received by Shelton in providing services to the Shelton Tactical Credit Fund, as well as Shelton’s profitability. It was noted that the FundVantage Board had been provided with Shelton’s most recent U.S. Return of Partnership Income. The FundVantage Trustees considered any direct or indirect revenues which may be received by Shelton in connection with its management of the Tactical Credit Fund. The FundVantage Trustees noted that the level of profitability is an appropriate factor to consider, and the FundVantage Trustees should be satisfied that Shelton’s profits are sufficient to continue as a healthy concern generally and as investment adviser of the Tactical Credit Fund. Based on the information provided, the FundVantage Trustees concluded that Shelton’s advisory fee level was reasonable in relation to the nature and quality of the services provided, taking into account projected growth of the Tactical Credit Fund.

Economies of Scale. The FundVantage Trustees considered the extent to which economies of scale would be realized relative to fee level as the Shelton Tactical Credit Fund is anticipated to grow, and whether the advisory fee level reflects these economies of scale for the benefit of shareholders. The FundVantage Board noted that economies of scale may be achieved at higher asset levels for the Tactical Credit Fund for the benefit of shareholders, but that because such economies of scale did not yet exist and were not likely to exist in the near term, it was not appropriate to incorporate a mechanism for sharing the benefit of such economies with Shelton Tactical Credit Fund shareholders in the advisory fee structure at this time.

After consideration of all the factors, taking into consideration the information presented at the meetings and deliberating in executive session, the FundVantage Board, including the Independent FundVantage Trustees, unanimously approved the Interim Agreement and New Agreement. In voting to approve the Interim Agreement and New Agreement, the Board considered all factors it deemed relevant and the information presented to the Board by Shelton. In arriving at their decision, the FundVantage Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances. The Board determined that the approval of the Interim Agreement and New Agreement would be in the best interests of the Tactical Credit Fund and its shareholders.

23

Investment Adviser

Shelton Capital Management

1050 17th Street

Suite 1710

Denver, CO 80265

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

SHELTON TACTICAL

CREDIT FUND

(formerly WHV/Acuity

Tactical Credit

Long/Short Fund)

of

FundVantage Trust

Class A Shares

Class C Shares

Class I Shares

SEMI-ANNUAL

REPORT

October 31, 2016

(Unaudited)

This report is submitted for the general information of the shareholders of the Shelton Tactical Credit Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Shelton Tactical Credit Fund.

        SIS-1016

SKYBRIDGE DIVIDEND VALUE FUND

Semi-Annual

Performance Data

October 31, 2016

(Unaudited)

Average Annual Total Returns for the Periods Ended October 31, 2016
	Six		Since
	Months†	1 Year	Inception
Class A Shares (with sales charge)*	-5.87%	0.67%	3.37%
Class A Shares (without sales charge)*	-0.12%	6.86%	5.97%
S&P 500® Index	4.06%	4.51%	6.18%(a)
Class C Shares*	-0.52%	5.96%	8.53%
S&P 500® Index	4.06%	4.51%	8.28%(a)
Class I Shares*	0.00%	7.12%	7.70%
S&P 500® Index	4.06%	4.51%	7.91%(a)

†	Not Annualized.

*	Class A Shares, Class C Shares and Class I Shares of the SkyBridge Dividend Value Fund (the “Fund”) commenced operations on June 13, 2014, October 17, 2014 and April 7, 2014, respectively.

(a)	Benchmark performance is from inception date of the Class only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 919-6885.

The returns shown for Class A Shares reflect a deduction for the maximum front-end sales charge of 5.75%. As stated in the current prospectus dated September 1, 2016, the Fund’s “Total Annual Fund Operating Expenses” are 1.28%, 2.03% and 1.03%, and the Fund’s“ Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement” are 1.25%, 2.00% and 1.00% for Class A Shares, Class C Shares and Class I Shares, respectively, of the Fund’s average daily net assets. These ratios may differ from the actual expenses incurred by the Fund for the period covered by this report. SkyBridge Capital II, LLC (“SkyBridge” or the “Adviser”) has contractually agreed to reduce its management fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes,“ Acquired Fund“ fees and expenses, interest, extraordinary items and brokerage commissions) do not exceed (on an annual basis) 1.25% with respect to Class A shares, 2.00% with respect to Class C shares and 1.00% with respect to Class I shares of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2018, unless the Board of Trustees approves its earlier termination. Total returns would be lower had such fees and/or expenses not been waived and/or reimbursed. The Adviser is entitled to recover, subject to approval by the Board of Trustees of FundVantage Trust (the “Trust”), such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount.

1

SKYBRIDGE DIVIDEND VALUE FUND

Semi-Annual

Performance Data (Concluded)

October 31, 2016

(Unaudited)

Mutual fund investing involves risk including the possible loss of principal. The Fund’s long term “buy and hold” strategy under certain market conditions may cause it to be more susceptible to general market declines. The Fund seeks to invest in securities with dividend yield potential with both growth and value characteristics. Value investing involves the risk that companies believed to be undervalued may not appreciate as anticipated. There are no guarantees a company will continue to pay or increase its dividend. The Fund may invest in small to mid-capitalization companies which may be more volatile and less liquid than stocks of larger companies.

The Fund intends to evaluate performance as compared to that of the S&P 500® Index. The S&P 500® Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. It is not possible to invest in an index.

2

SKYBRIDGE DIVIDEND VALUE FUND

Fund Expense Disclosure

October 31, 2016

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments (if any) or redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from May 1, 2016 through October 31, 2016 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments (if any) or redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

SKYBRIDGE DIVIDEND VALUE FUND

Fund Expense Disclosure (Concluded)

October 31, 2016

(Unaudited)

	SkyBridge Dividend Value Fund
	Beginning Account Value	Ending Account Value	Expenses Paid
	May 1, 2016	October 31, 2016	During Period*
Class A Shares
Actual	$1,000.00	$ 998.80	$ 6.30
Hypothetical (5% return before expenses)	1,000.00	1,018.90	6.36
Class C Shares
Actual	$1,000.00	$ 994.80	$10.06
Hypothetical (5% return before expenses)	1,000.00	1,015.12	10.16
Class I Shares
Actual	$1,000.00	$1,000.00	$ 5.04
Hypothetical (5% return before expenses)	1,000.00	1,020.16	5.09

*

Expenses are equal to an annualized expense ratio for the six-month period ended October 31, 2016 of 1.25%, 2.00% and 1.00% for Class A, Class C and Class I Shares, respectively, for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the period. The Fund’s ending account values on the first line in the table are based on the actual six-month total returns for the Fund of (0.12%), (0.52%) and 0.00% for Class A, Class C and Class I Shares, respectively.

4

SKYBRIDGE DIVIDEND VALUE FUND

Portfolio Holdings Summary Table

October 31, 2016

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net
	Assets	Value
COMMON STOCKS:
Consumer Discretionary	38.7%	$167,525,033
Information Technology	18.8	81,466,940
Energy	13.7	59,116,096
Industrials	11.7	50,592,642
Health Care	10.1	43,874,048
Telecommunication Services	6.1	26,489,332
Short-Term Investment	0.4	1,945,454
Other Assets in Excess of Liabilities	0.5	2,130,613

NET ASSETS	100.0%	$433,140,158

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

5

SKYBRIDGE DIVIDEND VALUE FUND

Portfolio of Investments

October 31, 2016

(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS — 99.1%
Consumer Discretionary — 38.7%
Best Buy Co., Inc.	487,273	$18,959,792
Coach, Inc.	376,491	13,512,262
GameStop Corp., Class A	497,517	11,965,284
Gannett Co., Inc.	949,631	7,378,633
Gap, Inc. (The)	615,169	16,972,513
Garmin Ltd. (Switzerland)	370,219	17,903,791
Kohl’s Corp.	338,296	14,800,450
L Brands, Inc.	182,260	13,157,349
Macy’s, Inc.	369,756	13,492,396
Mattel, Inc.	454,236	14,322,061
Staples, Inc.	1,331,377	9,852,190
Tupperware Brands Corp.	255,516	15,208,312

		167,525,033

Energy — 13.7%
Chevron Corp.	152,309	15,954,368
Exxon Mobil Corp.	176,323	14,691,232
HollyFrontier Corp.	577,749	14,414,837
PBF Energy, Inc., Class A	644,755	14,055,659

		59,116,096

Health Care — 10.1%
AbbVie, Inc.	250,927	13,996,708
Merck & Co., Inc.	265,024	15,562,209
Pfizer, Inc.	451,439	14,315,131

		43,874,048

Industrials — 11.7%
Boeing Co. (The)	114,732	16,341,279
Caterpillar, Inc.	197,334	16,469,496
Pitney Bowes, Inc.	696,003	12,416,693
RR Donnelley & Sons Co.	302,263	5,365,174

		50,592,642

Information Technology — 18.8%
CA, Inc.	488,409	15,013,693

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Information Technology — (Continued)
Cisco Systems, Inc.	529,857	$16,256,013
Intel Corp.	463,856	16,174,659
International Business Machines Corp.	98,236	15,097,891
Western Digital Corp.	323,831	18,924,684

		81,466,940

Telecommunication Services — 6.1%
CenturyLink, Inc.	487,764	12,964,767
Verizon Communications, Inc.	281,176	13,524,565

		26,489,332

TOTAL COMMON STOCKS (Cost $430,193,521)		429,064,091

SHORT-TERM INVESTMENT — 0.4%
Money Market Fund — 0.4%
Dreyfus Government Cash Management Fund, Institutional Shares 0.28%(a)	1,945,454	1,945,454

TOTAL SHORT-TERM INVESTMENT (Cost $1,945,454)		1,945,454

TOTAL INVESTMENTS - 99.5% (Cost $432,138,975)		431,009,545
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%		2,130,613

NET ASSETS - 100.0%		$433,140,158

(a)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2016.

The accompanying notes are an integral part of the financial statements.

6

SKYBRIDGE DIVIDEND VALUE FUND

Statement of Assets and Liabilities

October 31, 2016

(Unaudited)

Assets
Investments, at value (Cost $432,138,975)	$431,009,545
Cash	94,764
Receivable for capital shares sold	2,638,566
Dividends receivable	455,744
Prepaid expenses and other assets	110,968

Total assets	434,309,587

Liabilities
Payable for investments purchased	94,770
Payable for capital shares redeemed	535,335
Payable to Investment Adviser	310,577
Payable for administration and accounting fees	83,387
Payable for distribution fees	62,116
Payable for transfer agent fees	28,155
Payable for custodian fees	6,500
Accrued expenses	48,589

Total liabilities	1,169,429

Net Assets	$433,140,158

Net Assets Consisted of:
Capital stock, $0.01 par value	$388,400
Paid-in capital	419,556,582
Accumulated net investment income	426,409
Accumulated net realized gain from investments	13,898,197
Net unrealized depreciation on investments	(1,129,430)

Net Assets	$433,140,158

Class A Shares:
Net asset value, redemption price per share ($124,377,723 / 11,143,320 shares)	$11.16

Maximum offering price per share (100/94.25 of $11.16)	$11.84

Class C Shares:
Net asset value, offering and redemption price per share ($54,669,012 / 4,919,481 shares)	$11.11

Class I Shares:
Net asset value, offering and redemption price per share ($254,093,423 / 22,777,195 shares)	$11.16

The accompanying notes are an integral part of the financial statements.

7

SKYBRIDGE DIVIDEND VALUE FUND

Statement of Operations

For the Six Months Ended October 31, 2016

(Unaudited)

Investment Income
Dividends	$7,735,583
Interest	3,855

Total investment income	7,739,438

Expenses
Advisory fees (Note 2)	1,519,342
Distribution fees (Class C Shares) (Note 2)	190,477
Distribution fees (Class A Shares) (Note 2)	143,856
Administration and accounting fees (Note 2)	123,434
Shareholder servicing fees (Class C Shares) (Note 2)	63,492
Transfer agent fees (Note 2)	46,688
Registration and filing fees	31,227
Custodian fees (Note 2)	23,602
Trustees’ and officers’ fees (Note 2)	17,613
Audit fees	14,718
Legal fees	14,609
Printing and shareholder reporting fees	13,887
Other expenses	56,351

Total expenses before waivers and reimbursements	2,259,296

Plus: Net expenses recouped (Note 2)	167,645

Net expenses after recoupment	2,426,941

Net investment income	5,312,497

Net realized and unrealized gain/(loss) from investments:
Net realized gain from investments	3,953,981
Net change in unrealized appreciation/(depreciation) on investments	(6,525,887)

Net realized and unrealized loss on investments	(2,571,906)

Net increase in net assets resulting from operations	$2,740,591

The accompanying notes are an integral part of the financial statements.

8

SKYBRIDGE DIVIDEND VALUE FUND

Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2016 (Unaudited)	For the Year Ended April 30, 2016
Increase in net assets from operations:
Net investment income	$5,312,497	$4,670,342
Net realized gain from investments	3,953,981	11,208,969
Net change in unrealized appreciation/(depreciation) on investments	(6,525,887)	3,007,199

Net increase in net assets resulting from operations	2,740,591	18,886,510

Less Dividends and Distributions to Shareholders from:
Net investment income:
Class A Shares	(1,465,729)	(976,558)
Class C Shares	(418,886)	(378,987)
Class I Shares	(3,195,115)	(3,152,726)

Total net investment income	(5,079,730)	(4,508,271)

Net realized capital gains:
Class A Shares	—	(956,102)
Class C Shares	—	(533,725)
Class I Shares	—	(2,831,906)

Total net realized capital gains	—	(4,321,733)

Net decrease in net assets from dividends and distributions to shareholders	(5,079,730)	(8,830,004)

Increase in Net Assets Derived from Capital Share Transactions (Note 4)	111,256,848	213,696,680

Total increase in net assets	108,917,709	223,753,186

Net assets
Beginning of period	324,222,449	100,469,263

End of period	$433,140,158	$324,222,449

Accumulated net investment income, end of period	$426,409	$193,642

The accompanying notes are an integral part of the financial statements.

9

SKYBRIDGE DIVIDEND VALUE FUND

Financial Highlights

Contained below is per share operating performance data for Class A Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class A Shares
	For the			For the
	Six Months Ended		For the	Period
	October 31, 2016		Year Ended	June 13, 2014*
	(Unaudited)		April 30, 2016	to April 30, 2015
Per Share Operating Performance
Net asset value, beginning of period	$11.31		$11.27	$10.47

Net investment income(1)	0.15		0.26	0.23
Net realized and unrealized gain/(loss) on investments	(0.16)		0.24	0.78

Net increase/(decrease) in net assets resulting from operations	(0.01)		0.50	1.01

Dividends and distributions to shareholders from:
Net investment income	(0.14)		(0.24)	(0.19)
Net realized capital gains	—		(0.22)	(0.02)

Total dividends and distributions to shareholders	(0.14)		(0.46)	(0.21)

Net asset value, end of period	$11.16		$11.31	$11.27

Total investment return(2)	(0.12)%		4.76%	9.74%
Ratio/Supplemental Data
Net assets, end of period (in thousands)	$124,378		$57,175	$37,732
Ratio of expenses to average net assets	1.25	%(3)	1.25%	1.25	%(3)
Ratio of expenses to average net assets without waivers and expense reimbursements(4)	1.17	%(3)	1.28%	1.76	%(3)
Ratio of net investment income to average net assets	2.57	%(3)	2.39%	2.48	%(3)
Portfolio turnover rate	18.00	%(5)	103.97%	122.00	%(6)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized. Total investment return does not reflect the impact of the maximum front-end sales load of 5.75%. If reflected, the return would be lower.
(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed, or recouped, if any. If such fee waivers and/or reimbursements, or recoupments, if any, had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.
(6)	Reflects portfolio turnover of the Fund for the year ended April 30, 2015.

The accompanying notes are an integral part of the financial statements.

10

SKYBRIDGE DIVIDEND VALUE FUND

Financial Highlights (Continued)

Contained below is per share operating performance data for Class C Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class C Shares
	For the			For the
	Six Months Ended		For the	Period
	October 31, 2016		Year Ended	October 17, 2014*
	(Unaudited)		April 30, 2016	to April 30, 2015
Per Share Operating Performance
Net asset value, beginning of period	$11.26		$11.25	$9.95

Net investment income(1)	0.10		0.18	0.08
Net realized and unrealized gain/(loss) on investments	(0.16)		0.23	1.33

Net increase/(decrease) in net assets resulting from operations	(0.06)		0.41	1.41

Dividends and distributions to shareholders from:
Net investment income	(0.09)		(0.18)	(0.09)
Net realized capital gains	—		(0.22)	(0.02)

Total dividends and distributions to shareholders	(0.09)		(0.40)	(0.11)

Net asset value, end of period	$11.11		$11.26	$11.25

Total investment return(2)	(0.52)%		3.95%	14.26%

Ratio/Supplemental Data
Net assets, end of period (in thousands)	$54,669		$43,537	$6,819
Ratio of expenses to average net assets	2.00	%(3)	2.00%	2.00	%(3)
Ratio of expenses to average net assets without waivers and expense reimbursements(4)	1.92	%(3)	2.03%	2.32	%(3)
Ratio of net investment income to average net assets	1.82	%(3)	1.65%	1.46	%(3)
Portfolio turnover rate	18.00	%(5)	103.97%	122.00	%(6)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized. Total return does not reflect any applicable sales charge.
(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed, or recouped, if any. If such fee waivers and/or reimbursements, or recoupments, if any, had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.
(6)	Reflects portfolio turnover of the Fund for the year ended April 30, 2015.

The accompanying notes are an integral part of the financial statements.

11

SKYBRIDGE DIVIDEND VALUE FUND

Financial Highlights (Concluded)

Contained below is per share operating performance data for Class I Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class I Shares
	For the				For the
	Six Months Ended		For the	For the	Period
	October 31, 2016		Year Ended	Year Ended	April 7, 2014*
	(Unaudited)		April 30, 2016	April 30, 2015	to April 30, 2014
Per Share Operating Performance
Net asset value, beginning of period	$11.31		$11.26	$10.23	$10.00

Net investment income(1)	0.16		0.28	0.29	—	(2)
Net realized and unrealized gain/(loss) on investments	(0.16)		0.25	0.98	0.23

Net increase in net assets resulting from operations	—		0.53	1.27	0.23

Dividends and distributions to shareholders from:
Net investment income	(0.15)		(0.26)	(0.22)	—
Net realized capital gains	—		(0.22)	(0.02)	—

Total dividends and distributions to shareholders	(0.15)		(0.48)	(0.24)	—

Net asset value, end of period	$11.16		$11.31	$11.26	$10.23

Total investment return(3)	0.00%		5.09%	12.54%	2.30%

Ratio/Supplemental Data
Net assets, end of period (in thousands)	$254,093		$223,510	$55,918	$117
Ratio of expenses to average net assets	1.00	%(4)	1.00%	1.00%	1.00	%(4)
Ratio of expenses to average net assets without waivers and expense reimbursements(5)	0.92	%(4)	1.03%	1.63%	646.65	%(4)
Ratio of net investment income to average net assets	2.82	%(4)	2.64%	2.70%	0.79	%(4)
Portfolio turnover rate	18.00	%(6)	103.97%	122.00%	1.98	%(6)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed, or recouped, if any. If such fee waivers and/or reimbursements, or recoupments, if any, had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

12

SKYBRIDGE DIVIDEND VALUE FUND

Notes to Financial Statements

October 31, 2016

(Unaudited)

1. Organization and Significant Accounting Policies

The SkyBridge Dividend Value Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), which commenced operations on April 7, 2014. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers Class A, Class C and Class I Shares. Class A Shares are sold subject to a front-end sales charge. Front-end sales charges may be reduced or waived under certain circumstances. A contingent deferred sales charge (“CDSC”) may be applicable to the purchase of Class A Shares. A CDSC, as a percentage of the lower of the original purchase price or net asset value at redemption, of up to 1.00% may be imposed on full or partial redemptions of Class A Shares made within eighteen months of purchase where: (i) $1 million or more of Class A Shares were purchased without an initial sales charge and (ii) the selling broker-dealer received a commission for such sale.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

13

SKYBRIDGE DIVIDEND VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2016, in valuing the Fund’s investments carried at fair value:

			Level 2
			Other	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	10/31/16	Prices	Inputs	Inputs
Common Stocks*	$429,064,091	$429,064,091	$—	$—
Short-Term Investment	1,945,454	1,945,454	—	—

Total Investments	$431,009,545	$431,009,545	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

14

SKYBRIDGE DIVIDEND VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended October 31, 2016, there were no transfers between Levels 1, 2 and 3 for the Fund.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund. The Fund’s investment income, expenses (other than class-specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid quarterly to shareholders. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by the Fund, after deducting any available capital loss carryovers, are declared and paid to its shareholders annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

15

SKYBRIDGE DIVIDEND VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. Transactions with Related Parties and Other Service Providers

SkyBridge Capital II, LLC (“SkyBridge” or the “Adviser”) serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services, the Adviser is paid a monthly fee at the annual rate of 0.75% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its management fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, “Acquired Fund” fees and expenses, interest, extraordinary items and brokerage commissions) do not exceed (on an annual basis) 1.25% with respect to Class A shares, 2.00% with respect to Class C shares and 1.00% with respect to Class I shares of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2018, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount. As of October 31, 2016, the amount of potential recovery was as follows:

Expiration

April 30, 2018	April 30, 2019
$108,356	$70,108

For the six months ended October 31, 2016, the Adviser earned advisory fees of $1,519,342 and recouped fees of $167,645 waived in prior periods.

16

SKYBRIDGE DIVIDEND VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

Other Service Providers

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets, subject to certain minimum monthly fees. For providing transfer agency services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund.
The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for Class A and Class C Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A and Class C Shares plan, the Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% and 1.00% (0.75% Rule 12b-1 distribution fee and 0.25% shareholder service fee), respectively, on an annualized basis of the average daily net assets of the Fund’s Class A and Class C Shares.

Trustees and Officers

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. The remuneration paid to the Trustees by the Fund during the six months ended October 31, 2016 was $17,857. An employee of BNY Mellon serves as an Officer of the Trust and is not compensated by the Fund or the Trust.

Effective June 1, 2016 and July 1, 2016, JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. JWFM is compensated for the services provided to the Trust. Until May 31, 2016 and June 30, 2016 certain employees of BNY Mellon served as Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. They were not compensated by the Trust or the Funds.

Freeh Group International Solutions, LLC provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer.

17

SKYBRIDGE DIVIDEND VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

3. Investment in Securities

For the six months ended October 31, 2016, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$180,652,056	$71,839,076

4. Capital Share Transactions

For the six months ended October 31, 2016 and the year ended April 30, 2016, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended
	October 31, 2016		For the Year Ended
	(Unaudited)		April 30, 2016
	Shares	Amount	Shares	Amount
Class A Shares
Sales	6,446,125	$68,756,954	2,375,219	$25,416,434
Reinvestments	110,215	1,246,658	147,829	1,565,873
Redemptions	(468,553)	(5,318,225)	(815,613)	(8,746,244)

Net increase	6,087,787	$64,685,387	1,707,435	$18,236,063

Class C Shares
Sales	1,555,738	$17,419,808	3,411,488	$36,649,725
Reinvestments	15,097	169,304	41,827	442,128
Redemptions	(517,834)	(5,808,494)	(193,153)	(2,074,568)

Net increase	1,053,001	$11,780,618	3,260,162	$35,017,285

Class I Shares
Sales	6,988,417	$79,170,498	16,956,162	$183,385,867
Reinvestments	179,470	2,034,746	360,370	3,826,400
Redemptions	(4,160,861)	(46,414,401)	(2,510,749)	(26,768,935)

Net increase	3,007,026	$34,790,843	14,805,783	$160,443,332

Total Net Increase	10,147,814	$111,256,848	19,773,380	$213,696,680

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to

18

SKYBRIDGE DIVIDEND VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2016

(Unaudited)

be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the year ended April 30, 2016, the tax character of distributions paid by the Fund was $8,824,556 of ordinary income dividends and $5,448 of long-term capital gains dividends. Distributions from short-term capital gains are treated as ordinary income for federal income tax purposes.

As of April 30, 2016, the components of distributable earnings on a tax basis were as follows:

Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation
$ —	$4,334,704	$5,918,568	$5,281,043

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes.

As of October 31, 2016, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost*	$432,138,975

Gross unrealized appreciation	$24,081,500
Gross unrealized depreciation	(25,210,930)

Net unrealized depreciation	$(1,129,430)

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Pursuant to the federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year. For the year ended April 30, 2016, the Fund had no short-term capital loss deferrals and no long-term capital loss deferrals.

Accumulated capital losses represent net capital loss carryforwards as of April 30, 2016 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of April 30, 2016, the Fund did not have any capital loss carryforwards.

19

SKYBRIDGE DIVIDEND VALUE FUND

Notes to Financial Statements (Concluded)

October 31, 2016

(Unaudited)

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

20

SKYBRIDGE DIVIDEND VALUE FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 919-6885 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

21

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Investment Adviser

SkyBridge Capital II, LLC

527 Madison Avenue, 16th Floor

New York, New York 10022

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103-7096

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

SkyBridge Dividend

Value Fund

of

FundVantage Trust

Class A Shares

Class C Shares

Class I Shares

SEMI-ANNUAL

REPORT

October 31, 2016

(Unaudited)

This report is submitted for the general information of the shareholders of the SkyBridge Dividend Value Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the SkyBridge Dividend Value Fund.

SKY-1016

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated
Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FundVantage Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date	12/30/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date	12/30/2016

By (Signature and Title)*	/s/ T. Richard Keyes
T. Richard Keyes, Treasurer and
Chief Financial Officer
(principal financial officer)

Date	12/30/2016

*	Print the name and title of each signing officer under his or her signature.